As filed with the Securities and Exchange Commission on

June 27, 2012

Registration No. 33-51017
811-07121

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
----------------

FORM N-1A
----
	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
----
----
	Pre-Effective Amendment No.	/ /
----
----
	Post-Effective Amendment No. 24	/ X /
	and/or	----
----
	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
----
	Amendment No. 25	/ X /
	(Check appropriate box or boxes)	----
---------------
PUTNAM ASSET ALLOCATION FUNDS
(Exact name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

----------------------

It is proposed that this filing will become effective
(check appropriate box)
----
/ /	immediately upon filing pursuant to paragraph (b)
----
----
/ X /	on June 29, 2012 pursuant to paragraph (b)
----
----
/ /	60 days after filing pursuant to paragraph (a)(1)
----
----
/ /	on (date) pursuant to paragraph (a)(1)
----
----
/ /	75 days after filing pursuant to paragraph (a)(2)
----
----
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
----
/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

--------------
ROBERT T. BURNS, Vice President
PUTNAM ASSET ALLOCATION FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
---------------
Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
----------------------

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
Growth Fund	PAEAX	PAEBX	PAECX	PAGMX	PASRX	PAGYX
Balanced Fund	PABAX	PABBX	AABCX	PABMX	PAARX	PABYX
Conservative Fund	PACAX	PACBX	PACCX	PACMX	PACRX	PACYX

Putnam
Dynamic Asset
Allocation Funds

Prospectus	Putnam Dynamic Asset Allocation Growth Fund*
1 |30 |12	Putnam Dynamic Asset Allocation Balanced Fund**
Putnam Dynamic Asset Allocation Conservative Fund***

* Prior to 11/30/11, the fund was known as Putnam Asset Allocation: Growth Portfolio
** Prior to 11/30/11, the fund was known as Putnam Asset Allocation: Balanced Portfolio
*** Prior to 11/30/11, the fund was known as Putnam Asset Allocation: Conservative Portfolio

Fund summaries	2
What are each fund’s main investment strategies and related risks?	17
Who oversees and manages the funds?	24
How do the funds price their shares?	27
How do I buy fund shares?	28
How do I sell or exchange fund shares?	35
Policy on excessive short-term trading	37
Distribution plans and payments to dealers	40
Fund distributions and taxes	42
Financial highlights	44

Investment Category: Asset	These securities have not been approved
Allocation	or disapproved by the Securities and
This prospectus explains what	Exchange Commission nor has the
you should know about this	Commission passed upon the accuracy
mutual fund before you invest.	or adequacy of this prospectus. Any
Please read it carefully.	statement to the contrary is a crime.

Fund summaries

Putnam Dynamic Asset Allocation Growth Fund

Goal

Putnam Dynamic Asset Allocation Growth Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Acquired fund	Total annual
	Management	and service	Other	fees and	fund operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.60%	0.25%	0.28%	0.02%	1.15%
Class B	0.60%	1.00%	0.28%	0.02%	1.90%
Class C	0.60%	1.00%	0.28%	0.02%	1.90%
Class M	0.60%	0.75%	0.28%	0.02%	1.65%
Class R	0.60%	0.50%	0.28%	0.02%	1.40%
Class Y	0.60%	N/A	0.28%	0.02%	0.90%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

2 Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$685	$919	$1,172	$1,892
Class B	$693	$897	$1,226	$2,027
Class B (no redemption)	$193	$597	$1,026	$2,027
Class C	$293	$597	$1,026	$2,222
Class C (no redemption)	$193	$597	$1,026	$2,222
Class M	$512	$852	$1,216	$2,236
Class R	$143	$443	$766	$1,680
Class Y	$92	$287	$498	$1,108

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 98%.

Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	80%	65–95%
Fixed-Income	20%	5–35%

Prospectus 3

We invest mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation

4 Prospectus

or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus 5

Average annual total returns after sales charges
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class A before taxes	–9.75%	–1.90%	3.77%
Class A after taxes on distributions	–9.79%	–2.63%	3.19%
Class A after taxes on distributions and
sale of fund shares	–6.28%	–1.94%	2.98%
Class B before taxes	–9.77%	–1.81%	3.61%
Class C before taxes	–5.91%	–1.47%	3.61%
Class M before taxes	–8.11%	–1.94%	3.49%
Class R before taxes	–4.55%	–1.04%	4.10%
Class Y before taxes	–4.10%	–0.52%	4.62%
Russell 3000 Index (no deduction for fees,
expenses or taxes)	1.03%	–0.01%	3.51%
Putnam Growth Blended Benchmark
(no deduction for fees, expenses or taxes, other
than withholding taxes on reinvested dividends
in the case of the MSCI Indices)	–0.58%	1.13%	5.13%

Putnam Growth Blended Benchmark is a benchmark administered by Putnam Management, 60% of which is the Russell 3000 Index, 15% of which is the MSCI EAFE Index (ND), 15% of which is the Barclays Capital U.S. Aggregate Bond Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI Emerging Markets Index (GD).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2002

James Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2002

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2002

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

6 Prospectus

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 17.

Putnam Dynamic Asset Allocation Balanced Fund

Goal

Putnam Dynamic Asset Allocation Balanced Fund seeks total return. Total return is composed of capital appreciation and income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses

(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Acquired fund	Total annual
	Management	and service	Other	fees and	fund operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.53%	0.25%	0.28%	0.01%	1.07%
Class B	0.53%	1.00%	0.28%	0.01%	1.82%
Class C	0.53%	1.00%	0.28%	0.01%	1.82%
Class M	0.53%	0.75%	0.28%	0.01%	1.57%
Class R	0.53%	0.50%	0.28%	0.01%	1.32%
Class Y	0.53%	N/A	0.28%	0.01%	0.82%

* Applies only to certain redemptions of shares bought with no initial sales charge.

 ** This charge is phased out over six years.

*** This charge is eliminated after one year.

Prospectus 7

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$678	$896	$1,131	$1,806
Class B	$685	$873	$1,185	$1,940
Class B (no redemption)	$185	$573	$985	$1,940
Class C	$285	$573	$985	$2,137
Class C (no redemption)	$185	$573	$985	$2,137
Class M	$504	$828	$1,175	$2,152
Class R	$134	$418	$723	$1,590
Class Y	$84	$262	$455	$1,014

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 158%.

Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	60%	45–75%
Fixed-Income	40%	25–55%

8 Prospectus

We invest mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less

Prospectus 9

stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

10 Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class A before taxes	–6.36%	–0.29%	3.24%
Class A after taxes on distributions	–6.77%	–1.38%	2.40%
Class A after taxes on distributions and
sale of fund shares	–3.96%	–0.82%	2.35%
Class B before taxes	–6.29%	–0.19%	3.09%
Class C before taxes	–2.36%	0.13%	3.08%
Class M before taxes	–4.62%	–0.33%	2.97%
Class R before taxes	–0.88%	0.61%	3.56%
Class Y before taxes	–0.36%	1.14%	4.12%
Russell 3000 Index (no deduction for fees,
expenses or taxes)	1.03%	–0.01%	3.51%
Putnam Balanced Blended Benchmark
(no deduction for fees, expenses or taxes, other
than withholding taxes on reinvested dividends in
the case of the MSCI Index)	2.58%	2.63%	5.09%

Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Barclays Capital U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2002

James Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2002

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2002

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 17.

Prospectus 11

Putnam Dynamic Asset Allocation Conservative Fund

Goal

Putnam Dynamic Asset Allocation Conservative Fund seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 28 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Acquired fund	Total annual
	Management	and service	Other	fees and	fund operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.53%	0.25%	0.29%	0.01%	1.08%
Class B	0.53%	1.00%	0.29%	0.01%	1.83%
Class C	0.53%	1.00%	0.29%	0.01%	1.83%
Class M	0.53%	0.75%	0.29%	0.01%	1.58%
Class R	0.53%	0.50%	0.29%	0.01%	1.33%
Class Y	0.53%	N/A	0.29%	0.01%	0.83%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

12 Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$679	$899	$1,136	$1,816
Class B	$686	$876	$1,190	$1,951
Class B (no redemption)	$186	$576	$990	$1,951
Class C	$286	$576	$990	$2,148
Class C (no redemption)	$186	$576	$990	$2,148
Class M	$505	$831	$1,180	$2,163
Class R	$135	$421	$729	$1,601
Class Y	$85	$265	$460	$1,025

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 288%.

Investments, risks, and performance

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range

Equity	30%	15–45%
Fixed-Income	70%	55–85%

Prospectus 13

We invest mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign

14 Prospectus

government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Prospectus	15

Average annual total returns after sales charges
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class A before taxes	–4.35%	1.43%	3.76%
Class A after taxes on distributions	–4.90%	0.19%	2.50%
Class A after taxes on distributions and
sale of fund shares	–2.71%	0.52%	2.50%
Class B before taxes	–4.26%	1.56%	3.59%
Class C before taxes	–0.25%	1.90%	3.59%
Class M before taxes	–2.57%	1.45%	3.47%
Class R before taxes	1.40%	2.59%	4.32%
Class Y before taxes	1.73%	2.99%	4.67%
Barclays Capital U.S. Aggregate Bond
Index (no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Putnam Conservative Blended
Benchmark (no deduction for fees, expenses or
taxes, other than withholding taxes on reinvested
dividends in the case of the MSCI Index)	5.30%	4.79%	5.67%

Putnam Conservative Blended Benchmark is a benchmark administered by Putnam Management, 65% of which is the Barclays Capital U.S. Aggregate Bond Index, 25% of which is the Russell 3000 Index, 5% of which is the JPMorgan Developed High Yield Index and 5% of which is the MSCI EAFE Index (ND).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2002

James Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2002

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2002

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

16 Prospectus

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 17.

IMPORTANT ADDITIONAL INFORMATION ABOUT ALL FUNDS

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the

Prospectus 17

potential reward, the greater the risk. As mentioned in the fund summaries, we pursue each fund’s goal by adjusting portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal.

There are four funds in the Putnam Global Asset Allocation suite. The three funds offered by this prospectus pursue their goals by making strategic allocations to equity and fixed income asset classes, and by adjusting these allocations dynamically within certain specified ranges as market conditions change. The other fund (Putnam Dynamic Risk Allocation Fund, which is not offered by this prospectus) has the flexibility to make allocations to a broader range of asset classes without regard to any fixed or targeted ranges, and also seeks to adjust its exposure to asset classes, typically using leverage, in order to balance its exposure to the types of risks associated with particular asset classes.

EQUITY INVESTMENTS

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value

18 Prospectus

the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

FIXED INCOME INVESTMENTS

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of a fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with Securities and Exchange Commission (SEC) regulations and which reflects amortization of market premiums.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

Prospectus 19

We may invest up to 40% of each fund’s total assets (but not more than a fund’s maximum fixed income allocation range) in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. However, using the same criteria, we currently do not intend to invest more than 20% of Conservative Fund’s total assets in debt investments rated lower than BB or its equivalent. We may invest up to 5% of a fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment-grade and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

20 Prospectus

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

• Foreign investments. Each fund may invest in the securities of foreign companies, but the Growth Fund invests a greater portion of its assets in foreign securities than the other two funds. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

Prospectus 21

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value a fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

– Sovereign issuers: The willingness and ability of issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which may move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as

22 Prospectus

a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of a fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Other investments. In addition to the main investment strategies described above, the funds may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans, hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index). A fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described under the heading Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of a fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause

Prospectus 23

a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

• Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in the prospectus without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the funds’ policies with respect to the disclosure of each of the fund’s portfolio holdings. For more specific information on each fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the funds file a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of each fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

24 Prospectus

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated September 30, 2011.

Each fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds).

The Growth Fund, Balanced Fund and Conservative Fund paid Putnam Management management fees (after any applicable waivers) of 0.60%, 0.53% and 0.53%, respectively, of average net assets for each fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not a fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Prospectus 25

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not a fund), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of a fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Jeffrey Knight	2002	Putnam Management	Head of Global Asset Allocation
		1993 – Present	Previously, Deputy Head
			of Investments
James Fetch	2008	Putnam Management	Portfolio Manager
		1994 – Present	Previously, Investment
			Strategist and Analyst
Robert Kea	2002	Putnam Management	Portfolio Manager
		1989 – Present	Previously, Quantitative
			Analyst and Analyst
Joshua Kutin	2011	Putnam Management	Portfolio Manager
		1998 – Present	Previously, Analyst
Robert Schoen	2002	Putnam Management	Portfolio Manager
		1997 – Present	Previously, Quantitative
			Analyst
Jason Vaillancourt	2008	Putnam Management	Portfolio Manager
		1999 – Present	Previously, Investment
			Strategist and Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

26 Prospectus

How do the funds price their shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the funds’ Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, each fund has adopted fair value pricing procedures, which, among other things, require it to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s

Prospectus 27

foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of the funds through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the funds are unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If

28 Prospectus

Putnam Investor Services cannot verify identifying information after opening your account, a fund reserves the right to close your account.

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interest of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.

• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has

Prospectus 29

its own sales charge and expense structure, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

• How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.

• Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 5.75%

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees

30 Prospectus

• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

• Initial sales charge of up to 3.50%

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Prospectus 31

Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

• clients of a financial representative who are charged a fee for consulting or similar services;

• corporations, endowments and foundations that have entered into an arrangement with Putnam; and

• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of

32 Prospectus

other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

Initial sales charges for class A and M shares

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:
Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

The funds offer two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in a fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

Prospectus 33

To calculate the total value of your existing accounts and any linked accounts, the funds will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund or funds will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

34 Prospectus

• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

• Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

Prospectus 35

• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

36 Prospectus

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

• Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks.

• Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

• Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing each fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in each fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold

Prospectus 37

otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase each fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

Because each fund invests in foreign securities, their performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of a fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which a fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, each fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

• Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

38 Prospectus

• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on each fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or a fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. Each fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

• Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or each of the funds may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in a fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. Each fund may take these steps in its discretion even if the investor’s activity may not have been detected by each particular fund’s current monitoring parameters.

• Limitations on the funds’ policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the funds’ policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

Prospectus 39

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with a fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The funds are generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, each fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

• Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales

40 Prospectus

charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under the heading Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Prospectus 41

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2011 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The funds’ transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in a fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

Fund distributions and taxes

The Growth Fund, Balanced Fund and Conservative Fund normally distribute any net investment income annually, quarterly and monthly, respectively, and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of the respective fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned

42 Prospectus

as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the applicable fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned your shares. Distributions that the funds properly report to you as gains from investments that the funds owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the funds owned for one year or less and gains on the sale of bonds characterized as market discount are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions that the funds properly report to you as “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of a fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the funds before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Prospectus 43

A fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, a fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.

A fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand a fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditors’ report and the funds’ financial statements are included in the funds’ annual report to shareholders, which is available upon request.

44 Prospectus

This page intentionally left blank.

Prospectus 45

Financial highlights (For a common share outstanding throughout the period)

Putnam Dynamic Asset Allocation Growth Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio of net
	Net asset		Net realized			From							Ratio of	investment
	value,	Net invest-	and unrealized	Total from	From	net realized	Total		Non-recurring		Total return at	Net assets, end	expenses	income (loss)
	beginning	ment income	gain (loss) on	investment	net investment	gain on	distribu-	Redemption	reimburse-	Net asset value,	net asset value	of period (in	to average	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	investments	tions	fees	ments	end of period	(%) [b]	thousands)	net assets (%) [c]	net assets (%)	turnover (%) [d]

Class A
September 30, 2011	$11.72	.19	(.67)	(.48)	(.45)	—	(.45)	—	— [e,f]	$10.79	(4.52)	$1,004,060	1.14	1.53	98
September 30, 2010	11.03	.20	.98	1.18	(.49)	—	(.49)	— [e]	— [e,g]	11.72	10.98	1,160,684	1.20	1.79	116
September 30, 2009	11.30	.19	(.07)	.12	(.39)	—	(.39)	— [e]	— [e,h]	11.03	2.31	1,127,303	1.22 [i,j]	2.09 [i]	130
September 30, 2008	15.14	.28	(3.82)	(3.54)	(.16)	(.14)	(.30)	— [e]	—	11.30	(23.82)	1,338,008	1.13 [i]	2.08 [i]	113
September 30, 2007	13.32	.22	1.68	1.90	(.08)	—	(.08)	— [e]	—	15.14	14.31	1,763,893	1.14 [i]	1.52 [i]	81

Class B
September 30, 2011	$11.52	.09	(.66)	(.57)	(.35)	—	(.35)	—	— [e,f]	$10.60	(5.27)	$130,730	1.89	.77	98
September 30, 2010	10.85	.11	.97	1.08	(.41)	—	(.41)	— [e]	— [e,g]	11.52	10.18	175,341	1.95	1.03	116
September 30, 2009	11.05	.12	(.04)	.08	(.28)	—	(.28)	— [e]	— [e,h]	10.85	1.64	201,795	1.97 [i,j]	1.34 [i]	130
September 30, 2008	14.80	.17	(3.74)	(3.57)	(.04)	(.14)	(.18)	— [e]	—	11.05	(24.38)	269,312	1.88 [i]	1.30 [i]	113
September 30, 2007	13.05	.11	1.64	1.75	—	—	—	— [e]	—	14.80	13.41	432,178	1.89 [i]	.76 [i]	81

Class C
September 30, 2011	$11.29	.09	(.64)	(.55)	(.36)	—	(.36)	—	— [e,f]	$10.38	(5.22)	$115,474	1.89	.78	98
September 30, 2010	10.66	.11	.93	1.04	(.41)	—	(.41)	— [e]	— [e,g]	11.29	10.05	134,498	1.95	1.04	116
September 30, 2009	10.87	.12	(.04)	.08	(.29)	—	(.29)	— [e]	— [e,h]	10.66	1.63	134,572	1.97 [i,j]	1.34 [i]	130
September 30, 2008	14.58	.17	(3.68)	(3.51)	(.06)	(.14)	(.20)	— [e]	—	10.87	(24.37)	167,237	1.88 [i]	1.31 [i]	113
September 30, 2007	12.86	.11	1.61	1.72	— [e]	—	— [e]	— [e]	—	14.58	13.40	241,464	1.89 [i]	.77 [i]	81

Class M
September 30, 2011	$11.52	.13	(.67)	(.54)	(.39)	—	(.39)	—	— [e,f]	$10.59	(5.07)	$23,402	1.64	1.03	98
September 30, 2010	10.86	.14	.96	1.10	(.44)	—	(.44)	— [e]	— [e,g]	11.52	10.41	29,272	1.70	1.28	116
September 30, 2009	11.09	.14	(.05)	.09	(.32)	—	(.32)	— [e]	— [e,h]	10.86	1.84	29,912	1.72 [i,j]	1.58 [i]	130
September 30, 2008	14.86	.21	(3.75)	(3.54)	(.09)	(.14)	(.23)	— [e]	—	11.09	(24.15)	37,313	1.63 [i]	1.57 [i]	113
September 30, 2007	13.09	.14	1.65	1.79	(.02)	—	(.02)	— [e]	—	14.86	13.65	50,657	1.64 [i]	1.00 [i]	81

Class R
September 30, 2011	$11.53	.16	(.66)	(.50)	(.43)	—	(.43)	—	— [e,f]	$10.60	(4.79)	$13,215	1.39	1.29	98
September 30, 2010	10.88	.17	.95	1.12	(.47)	—	(.47)	— [e]	— [e,g]	11.53	10.60	13,669	1.45	1.54	116
September 30, 2009	11.16	.17	(.08)	.09	(.37)	—	(.37)	— [e]	— [e,h]	10.88	1.97	10,844	1.47 [i,j]	1.85 [i]	130
September 30, 2008	14.96	.25	(3.80)	(3.55)	(.11)	(.14)	(.25)	— [e]	—	11.16	(24.08)	8,950	1.38 [i]	1.88 [i]	113
September 30, 2007	13.18	.18	1.66	1.84	(.06)	—	(.06)	— [e]	—	14.96	14.00	7,447	1.39 [i]	1.28 [i]	81

Class Y
September 30, 2011	$11.82	.22	(.68)	(.46)	(.48)	—	(.48)	—	— [e,f]	$10.88	(4.33)	$147,682.89		1.79	98
September 30, 2010	11.12	.23	.98	1.21	(.51)	—	(.51)	— [e]	— [e,g]	11.82	11.24	164,457.95		2.02	116
September 30, 2009	11.42	.22	(.09)	.13	(.43)	—	(.43)	— [e]	— [e,h]	11.12	2.43	240,911	.97 [i,j]	2.41 [i]	130
September 30, 2008	15.28	.32	(3.85)	(3.53)	(.19)	(.14)	(.33)	— [e]	—	11.42	(23.55)	166,154	.88 [i]	2.30 [i]	113
September 30, 2007	13.44	.26	1.69	1.95	(.11)	—	(.11)	— [e]	—	15.28	14.55	217,314	.89 [i]	1.75 [i]	81

See notes to financial highlights at the end of this section.

46 Prospectus	Prospectus 47

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements.

d Portfolio turnover excludes dollar roll transactions.

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to less than $0.01 per share outstanding as of June 23, 2009.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2009	0.07%

September 30, 2008	0.02

September 30, 2007	0.01

j Includes interest accrued in connection with certain terminated derivative contracts, which amounted to less than 0.01% of average net assets as of September 30, 2009.

48 Prospectus

This page intentionally left blank.

Prospectus 49

Financial highlights (For a common share outstanding throughout the period)

Putnam Dynamic Asset Allocation Balanced Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

													Ratio of
													expenses
													to average	Ratio of net
	Net asset		Net realized									Ratio of	net assets	investment
	value,	Net invest-	and unrealized	Total from	From					Total return at	Net assets, end	expenses	excluding inter-	income (loss)
	beginning	ment income	gain (loss) on	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	net asset value	of period (in	to average	est expense	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	distributions	fees	reimbursements	end of period	(%) [b]	thousands)	net assets (%) [c]	(%) [c]	net assets (%)	turnover (%) [d]

Class A
September 30, 2011	$10.47	.21	(.28)	(.07)	(.41)	(.41)	—	— [e]	$9.99	(.92)	$843,218	1.06	1.06	1.91	158
September 30, 2010	9.82	.27	.94	1.21	(.56)	(.56)	— [f]	—	10.47	12.62	931,461	1.10 [g]	1.10 [g]	2.71 [g]	138
September 30, 2009	10.01	.21	.05 [h]	.26	(.45)	(.45)	— [f]	—	9.82	3.79	927,285	1.23 [g,i]	1.13 [g]	2.54 [g]	201
September 30, 2008	12.74	.36	(2.81)	(2.45)	(.28)	(.28)	— [f]	—	10.01	(19.45)	1,142,882	1.09 [g]	1.09 [g]	3.07 [g]	124
September 30, 2007	11.86	.27	.83	1.10	(.22)	(.22)	— [f]	—	12.74	9.36	1,619,706	1.06 [g]	1.06 [g]	2.19 [g]	107

Class B
September 30, 2011	$10.43	.13	(.29)	(.16)	(.32)	(.32)	—	— [e]	$9.95	(1.71)	$88,888	1.81	1.81	1.15	158
September 30, 2010	9.78	.20	.93	1.13	(.48)	(.48)	— [f]	—	10.43	11.80	114,661	1.85 [g]	1.85 [g]	1.97 [g]	138
September 30, 2009	9.96	.14	.07 [h]	.21	(.39)	(.39)	— [f]	—	9.78	3.10	131,854	1.98 [g,i]	1.88 [g]	1.76 [g]	201
September 30, 2008	12.66	.27	(2.78)	(2.51)	(.19)	(.19)	— [f]	—	9.96	(19.99)	191,536	1.84 [g]	1.84 [g]	2.30 [g]	124
September 30, 2007	11.78	.18	.83	1.01	(.13)	(.13)	— [f]	—	12.66	8.58	311,754	1.81 [g]	1.81 [g]	1.43 [g]	107

Class C
September 30, 2011	$10.28	.13	(.28)	(.15)	(.33)	(.33)	—	— [e]	$9.80	(1.68)	$91,254	1.81	1.81	1.16	158
September 30, 2010	9.65	.19	.92	1.11	(.48)	(.48)	— [f]	—	10.28	11.79	98,134	1.85 [g]	1.85 [g]	1.96 [g]	138
September 30, 2009	9.85	.15	.04 [h]	.19	(.39)	(.39)	— [f]	—	9.65	2.97	99,579	1.98 [g,i]	1.88 [g]	1.79 [g]	201
September 30, 2008	12.53	.27	(2.76)	(2.49)	(.19)	(.19)	— [f]	—	9.85	(20.01)	118,179	1.84 [g]	1.84 [g]	2.32 [g]	124
September 30, 2007	11.66	.18	.82	1.00	(.13)	(.13)	— [f]	—	12.53	8.64	162,251	1.81 [g]	1.81 [g]	1.43 [g]	107

Class M
September 30, 2011	$10.46	.15	(.28)	(.13)	(.35)	(.35)	—	— [e]	$9.98	(1.44)	$19,151	1.56	1.56	1.41	158
September 30, 2010	9.81	.22	.93	1.15	(.50)	(.50)	— [f]	—	10.46	12.08	23,600	1.60 [g]	1.60 [g]	2.20 [g]	138
September 30, 2009	10.00	.17	.05 [h]	.22	(.41)	(.41)	— [f]	—	9.81	3.27	22,010	1.73 [g,i]	1.63 [g]	2.04 [g]	201
September 30, 2008	12.72	.30	(2.80)	(2.50)	(.22)	(.22)	— [f]	—	10.00	(19.82)	27,475	1.59 [g]	1.59 [g]	2.58 [g]	124
September 30, 2007	11.84	.21	.83	1.04	(.16)	(.16)	— [f]	—	12.72	8.83	38,124	1.56 [g]	1.56 [g]	1.68 [g]	107

Class R
September 30, 2011	$10.41	.18	(.28)	(.10)	(.38)	(.38)	—	— [e]	$9.93	(1.18)	$10,066	1.31	1.31	1.66	158
September 30, 2010	9.77	.25	.92	1.17	(.53)	(.53)	— [f]	—	10.41	12.32	9,614	1.35 [g]	1.35 [g]	2.45 [g]	138
September 30, 2009	9.97	.19	.04 [h]	.23	(.43)	(.43)	— [f]	—	9.77	3.45	7,476	1.48 [g,i]	1.38 [g]	2.31 [g]	201
September 30, 2008	12.69	.33	(2.79)	(2.46)	(.26)	(.26)	— [f]	—	9.97	(19.62)	6,667	1.34 [g]	1.34 [g]	2.83 [g]	124
September 30, 2007	11.79	.24	.83	1.07	(.17)	(.17)	— [f]	—	12.69	9.13	5,151	1.31 [g]	1.31 [g]	1.95 [g]	107

Class Y
September 30, 2011	$10.49	.24	(.29)	(.05)	(.44)	(.44)	—	— [e]	$10.00	(.76)	$171,176.81		.81	2.16	158
September 30, 2010	9.83	.30	.94	1.24	(.58)	(.58)	— [f]	—	10.49	12.98	167,625	.85 [g]	.85 [g]	2.99 [g]	138
September 30, 2009	10.03	.24	.03 [h]	.27	(.47)	(.47)	— [f]	—	9.83	3.96	273,251	.98 [g,i]	.88 [g]	2.88 [g]	201
September 30, 2008	12.76	.39	(2.81)	(2.42)	(.31)	(.31)	— [f]	—	10.03	(19.20)	231,078	.84 [g]	.84 [g]	3.33 [g]	124
September 30, 2007	11.88	.30	.84	1.14	(.26)	(.26)	— [f]	—	12.76	9.61	238,397	.81 [g]	.81 [g]	2.43 [g]	107

See notes to financial highlights at the end of this section.

50 Prospectus	Prospectus 51

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements.

 d Portfolio turnover excludes dollar roll transactions.

 e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

f Amount represents less than $0.01 per share.

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.12

September 30, 2008	<0.01

September 30, 2007	0.01

h The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

i Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.10% of average net assets as of September 30, 2009.

52 Prospectus

This page intentionally left blank.

Prospectus 53

Financial highlights (For a common share outstanding throughout the period)

Putnam Dynamic Asset Allocation Conservative Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

													Ratio of
													expenses
													to average	Ratio of net
	Net asset		Net realized									Ratio of	net assets	investment
	value,	Net invest-	and unrealized	Total from	From					Total return at	Net assets, end	expenses	excluding inter-	income (loss)
	beginning	ment income	gain (loss) on	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	net asset value	of period (in	to average	est expense	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	distributions	fees	reimbursements	end of period	(%) [b]	thousands)	net assets (%) [c]	(%) [c]	net assets (%)	turnover (%) [g]

Class A
September 30, 2011	$9.08	.20	(.12) [j]	.08	(.33)	(.33)	—	— [e,f]	$8.83	.84	$352,757	1.07	1.07	2.12	288
September 30, 2010	8.60	.28	.69	.97	(.49)	(.49)	— [e]	—	9.08	11.57	376,055	1.05 [d]	1.05 [d]	3.21 [d]	196
September 30, 2009	8.35	.22	.35	.57	(.32)	(.32)	— [e]	— [e,h]	8.60	7.52	359,937	1.28 [d,i]	1.17 [d]	3.00 [d]	292
September 30, 2008	9.84	.38	(1.54)	(1.16)	(.33)	(.33)	— [e]	—	8.35	(12.09)	403,932	1.15 [d]	1.15 [d]	4.06 [d]	170
September 30, 2007	9.59	.30	.25	.55	(.30)	(.30)	— [e]	—	9.84	5.76	492,125	1.15 [d]	1.15 [d]	3.09 [d]	151

Class B
September 30, 2011	$9.02	.13	(.11) [j]	.02	(.27)	(.27)	—	— [e,f]	$8.77	.09	$26,068	1.82	1.82	1.36	288
September 30, 2010	8.54	.22	.68	.90	(.42)	(.42)	— [e]	—	9.02	10.85	32,603	1.80 [d]	1.80 [d]	2.49 [d]	196
September 30, 2009	8.27	.17	.36	.53	(.26)	(.26)	— [e]	— [e,h]	8.54	7.02	37,157	2.03 [d,i]	1.92 [d]	2.24 [d]	292
September 30, 2008	9.75	.31	(1.53)	(1.22)	(.26)	(.26)	— [e]	—	8.27	(12.77)	48,764	1.90 [d]	1.90 [d]	3.31 [d]	170
September 30, 2007	9.50	.23	.24	.47	(.22)	(.22)	— [e]	—	9.75	5.00	73,813	1.90 [d]	1.90 [d]	2.36 [d]	151

Class C
September 30, 2011	$8.99	.13	(.10) [j]	.03	(.27)	(.27)	—	— [e,f]	$8.75	.22	$43,703	1.82	1.82	1.38	288
September 30, 2010	8.53	.21	.67	.88	(.42)	(.42)	— [e]	—	8.99	10.62	43,589	1.80 [d]	1.80 [d]	2.45 [d]	196
September 30, 2009	8.28	.17	.34	.51	(.26)	(.26)	— [e]	— [e,h]	8.53	6.79	40,389	2.03 [d,i]	1.92 [d]	2.25 [d]	292
September 30, 2008	9.76	.31	(1.53)	(1.22)	(.26)	(.26)	— [e]	—	8.28	(12.76)	47,692	1.90 [d]	1.90 [d]	3.31 [d]	170
September 30, 2007	9.49	.23	.26	.49	(.22)	(.22)	— [e]	—	9.76	5.21	56,647	1.90 [d]	1.90 [d]	2.34 [d]	151

Class M
September 30, 2011	$9.00	.15	(.10) [j]	.05	(.29)	(.29)	—	— [e,f]	$8.76	.43	$7,505	1.57	1.57	1.62	288
September 30, 2010	8.53	.24	.67	.91	(.44)	(.44)	— [e]	—	9.00	11.00	8,767	1.55 [d]	1.55 [d]	2.73 [d]	196
September 30, 2009	8.27	.19	.35	.54	(.28)	(.28)	— [e]	— [e,h]	8.53	7.18	8,859	1.78 [d,i]	1.67 [d]	2.55 [d]	292
September 30, 2008	9.75	.33	(1.53)	(1.20)	(.28)	(.28)	— [e]	—	8.27	(12.54)	10,452	1.65 [d]	1.65 [d]	3.55 [d]	170
September 30, 2007	9.50	.25	.25	.50	(.25)	(.25)	— [e]	—	9.75	5.27	12,409	1.65 [d]	1.65 [d]	2.59 [d]	151

Class R
September 30, 2011	$9.27	.18	(.11) [j]	.07	(.31)	(.31)	—	— [e,f]	$9.03	.68	$3,582	1.32	1.32	1.88	288
September 30, 2010	8.75	.26	.72	.98	(.46)	(.46)	— [e]	—	9.27	11.55	3,377	1.30 [d]	1.30 [d]	2.94 [d]	196
September 30, 2009	8.45	.21	.39	.60	(.30)	(.30)	— [e]	— [e,h]	8.75	7.74	2,594	1.53 [d,i]	1.42 [d]	2.71 [d]	292
September 30, 2008	9.95	.34	(1.53)	(1.19)	(.31)	(.31)	— [e]	—	8.45	(12.28)	3,127	1.40 [d]	1.40 [d]	3.66 [d]	170
September 30, 2007	9.67	.28	.27	.55	(.27)	(.27)	— [e]	—	9.95	5.77	1,251	1.40 [d]	1.40 [d]	2.84 [d]	151

Class Y
September 30, 2011	$9.10	.21	(.09) [j]	.12	(.36)	(.36)	—	— [e,f]	$8.86	1.21	$80,371.82		.82	2.26	288
September 30, 2010	8.62	.31	.68	.99	(.51)	(.51)	— [e]	—	9.10	11.85	595,429	.80 [d]	.80 [d]	3.45 [d]	196
September 30, 2009	8.34	.25	.37	.62	(.34)	(.34)	— [e]	— [e,h]	8.62	8.17	539,433	1.03 [d,i]	.92 [d]	3.29 [d]	292
September 30, 2008	9.83	.40	(1.54)	(1.14)	(.35)	(.35)	— [e]	—	8.34	(11.88)	470,161	.90 [d]	.90 [d]	4.30 [d]	170
September 30, 2007	9.57	.33	.25	.58	(.32)	(.32)	— [e]	—	9.83	6.14	463,781	.90 [d]	.90 [d]	3.34 [d]	151

See notes to financial highlights at the end of this section.

54 Prospectus	Prospectus 55

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements.

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.05

September 30, 2008	0.01

September 30, 2007	0.01

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

g Portfolio turnover excludes dollar roll transactions.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Bear, Stearns & Co., Inc. which amounted to less than $0.01 per share outstanding as of May 31, 2009.

i Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.11% of average net assets as of September 30, 2009.

 j The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

56 Prospectus

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

A short-term trading fee of 1.00% may apply to exchanges of certain fund shares within the time period specified in the applicable fund’s prospectus.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll-free at 1-800-225-1581.

Prospectus 57

Putnam family of fundsa

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Value
Growth Opportunities Fund	Convertible Securities Fund
International Growth Fund	Equity Income Fund
Multi-Cap Growth Fund	George Putnam Balanced Fund
Small Cap Growth Fund	The Putnam Fund for Growth
Voyager Fund	and Income
International Value Fund
Blend	Multi-Cap Value Fund
Asia Pacific Equity Fund	Small Cap Value Fund
Capital Opportunities Fund
Capital Spectrum Fund	Income
Emerging Markets Equity Fund	American Government Income Fund
Equity Spectrum Fund	Diversified Income Trust
Europe Equity Fund	Floating Rate Income Fund
Global Equity Fund	Global Income Trust
International Capital	High Yield Advantage Fund
Opportunities Fund	High Yield Trust
International Equity Fund	Income Fund
Investors Fund	Money Market Fund[b]
Multi-Cap Core Fund	Short Duration Income Fund
Research Fund	U.S. Government Income Trust

a As of December 30, 2011.

b An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

58 Prospectus

Tax-free income	Retirement Income Fund Lifestyle 1[d]
AMT-Free Municipal Fund	Retirement Income Fund Lifestyle 2
Tax Exempt Income Fund	Retirement Income Fund Lifestyle 3[e]
Tax Exempt Money Market Fund[b]
Tax-Free High Yield Fund	Putnam Global Asset Allocation
Funds — four investment portfolios
that spread your money across a
State tax-free income funds: [c]	variety of stocks, bonds, and money
Arizona, California, Massachusetts,	market investments;
Michigan, Minnesota, New Jersey,
New York, Ohio, and Pennsylvania	Dynamic Asset Allocation
Balanced Fund[f]
Absolute Return	Dynamic Asset Allocation
Absolute Return 100 Fund	Conservative Fund[f]
Absolute Return 300 Fund	Dynamic Asset Allocation
Absolute Return 500 Fund	Growth Fund[f]
Absolute Return 700 Fund	Dynamic Risk Allocation Fund

Global Sector	Putnam RetirementReady®
Global Consumer Fund	Putnam RetirementReady Funds —
Global Energy Fund	investment portfolios that offer
Global Financials Fund	diversification among stocks, bonds,
Global Health Care Fund	and money market instruments and
Global Industrials Fund	adjust to become more conservative
Global Natural Resources Fund	over time based on a target date for
Global Technology Fund	withdrawing assets.
Global Telecommunications Fund
Global Utilities Fund	The funds:
Putnam Global Sector Fund	Putnam RetirementReady 2055 Fund
Putnam RetirementReady 2050 Fund
Asset allocation	Putnam RetirementReady 2045 Fund
Putnam Retirement Income	Putnam RetirementReady 2040 Fund
Lifestyle Funds — portfolios with	Putnam RetirementReady 2035 Fund
managed allocations to stocks, bonds,	Putnam RetirementReady 2030 Fund
and money market investments to	Putnam RetirementReady 2025 Fund
generate retirement income.	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund

[c]	Not available in all states.
[d]	Formerly Putnam RetirementReady Maturity Fund.
[e]	Formerly Putnam Income Strategies Fund.
f	Formerly Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, and Putnam Asset Allocation: Growth Portfolio.

Prospectus 59

For more information about Putnam Dynamic Asset Allocation Funds

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. The funds’ annual report discusses the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the funds on the EDGAR Database on the Commission’s Web site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the funds’ file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-7121	SP059 272200 1/12

Prospectus Supplement	July 2, 2012

Putnam Dynamic Asset Allocation Funds Prospectus dated January 30, 2012

The funds will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summaries:

Putnam Dynamic Asset Allocation Growth Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund fees	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	and expenses	operating expenses

Class R5	0.60%	N/A	0.22%****	0.02%	0.84%

Class R6	0.60%	N/A	0.12%****	0.02%	0.74%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$86	$268	$466	$1,037

Class R6	$76	$237	$411	$918

Putnam Dynamic Asset Allocation Balanced Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	fees and expenses	operating expenses

Class R5	0.53%	N/A	0.22%****	0.01%	0.76%

Class R6	0.53%	N/A	0.12%****	0.01%	0.66%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

275329 7/12

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$78	$243	$422	$942

Class R6	$67	$211	$368	$822

Putnam Dynamic Asset Allocation Conservative Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund fees and	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	expenses	operating expenses

Class R5	0.53%	N/A	0.21%****	0.01%	0.75%

Class R6	0.53%	N/A	0.14%****	0.01%	0.68%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$77	$240	$417	$930

Class R6	$69	$218	$379	$847

The second sentence in How do I buy fund shares? — Which class of shares is best for me? is amended to read: “Qualified employee-benefit plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

The following information is added to How do I buy fund shares? — Here is a summary of the differences among the classes of shares:

Class R5 shares (available only to qualified plans with assets of at least of $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees

• Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

Class R6 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y or R5 shares because of lower investor servicing fees

The last sentence in the subsection Distribution and service (12b-1) plans in the Distribution plans and payments to dealers section is amended to read:

Class R5, R6 and Y shares, for shareholders who are eligible to purchase them, will be less expensive than the other classes of shares because they do not bear sales charges or 12b-1 fees.

The tables in the Financial highlights section for these funds are revised, as set forth below, to include certain financial information derived from financial statements provided in the funds’ most recent shareholder reports.

2

Putnam Dynamic Asset Allocation Growth Fund
Financial highlights

Period ended March 31, 2012 **	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

INVESTMENT OPERATIONS:

Net asset value, beginning of period	$10.79	$10.60	$10.38	$10.59	$10.60	$10.88

Net investment income (loss) (a)	.09	.04	.04	.05	.07	.10

Net realized and unrealized gain (loss) on
investments	2.31	2.28	2.23	2.28	2.28	2.33

Total from investment operations	2.40	2.32	2.27	2.33	2.35	2.43

LESS DISTRIBUTIONS:

From net investment income	(.04)	—	—	—	(.01)	(.07)

From net realized gain on investments	—	—	—	—	—	—

Total distributions	(.04)	—	—	—	(.01)	(.07)

Redemption fees	—	—	—	—	—	—

Non-recurring reimbursements	—	—	—	—	—	—

Net asset value, end of period	$13.15	$12.92	$12.65	$12.92	$12.94	$13.24

Total return at net asset value (%) (b)*	22.27	21.89	21.87	22.00	22.16	22.43

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$1,148,500	$140,741	$132,027	$27,928	$15,633	$168,065

Ratio of expenses to average net assets (%) (c) *	.57	.94	.94	.82	.69	.44

Ratio of net investment income (loss) to average
net assets (%)*	.71	.33	.33	.45	.58	.83

Portfolio turnover (%)(d)*	69	69	69	69	69	69

Putnam Dynamic Asset Allocation Balanced Fund
Financial highlights

Period ended March 31, 2012 **	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

INVESTMENT OPERATIONS:

Net asset value, beginning of period	$9.99	$9.95	$9.80	$9.98	$9.93	$10.00

Net investment income (loss) (a)	.10	.06	.06	.07	.08	.11

Net realized and unrealized gain (loss) on
investments	1.61	1.61	1.58	1.61	1.60	1.62

Total from investment operations	1.71	1.67	1.64	1.68	1.68	1.73

LESS DISTRIBUTIONS:

From net investment income	(.10)	(.06)	(.06)	(.07)	(.08)	(.11)

Total distributions	(.10)	(.06)	(.06)	(.07)	(.08)	(.11)

Redemption fees	—	—	—	—	—	—

Non-recurring reimbursements	—	—	—	—	—	—

Net asset value, end of period	$11.60	$11.56	$11.38	$11.59	$11.53	$11.62

Total return at net asset value (%) (b)*	17.13	16.77	16.74	16.89	17.00	17.36

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$904,125	$92,935	$99,429	$22,923	$11,586	$183,061

Ratio of expenses to average net assets (%) (c) *	.53	.91	.91	.78	.66	.41

Ratio of expenses to average net assets
excluding interest expense (%) (c) *	.53	.91	.91	.78	.66	.41

Ratio of net investment income (loss) to
average net assets (%)*	.90	.53	.53	.65	.78	1.02

Portfolio turnover (%)(d)*	88	88	88	88	88	88

3

Putnam Dynamic Asset Allocation Conservative Fund
Financial highlights

Period ended March 31, 2012 **	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

INVESTMENT OPERATIONS:

Net asset value, beginning of period	$8.83	$8.77	$8.75	$8.76	$9.03	$8.86

Net investment income (loss) (a)	.11	.07	.07	.08	.10	.12

Net realized and unrealized gain (loss) on
investments	.74	.74	.73	.74	.76	.74

Total from investment operations	.85	.81	.80	.82	.86	.86

LESS DISTRIBUTIONS:

From net investment income	(.08)	(.04)	(.04)	(.06)	(.07)	(.09)

Total distributions	(.08)	(.04)	(.04)	(.06)	(.07)	(.09)

Redemption fees	—	—	—	—	—	—

Non-recurring reimbursements	—	—	—	—	—	—

Net asset value, end of period	$9.60	$9.54	$9.51	$9.52	$9.82	$9.63

Total return at net asset value (%) (b)*	9.64	9.29	9.21	9.33	9.51	9.75

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$370,776	$26,640	$47,306	$8,430	$3,482	$85,040

Ratio of expenses to average net assets (%) (c) *	.53	.91	.91	.78	.66	.41

Ratio of expenses to average net assets
excluding interest expense (%) (c) *	.53	.91	.91	.78	.66	.41

Ratio of net investment income (loss) to average
net assets (%)*	1.17	.80	.80	.91	1.05	1.30

Portfolio turnover (%)(d)*	120	120	120	120	120	120

* Not annualized

** Unaudited.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage/service arrangements

(d) Portfolio turnover excludes TBA roll transactions.

4

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
Growth Fund	PAEAX	PAEBX	PAECX	PAGMX	PASRX	PAGYX
Balanced Fund	PABAX	PABBX	AABCX	PABMX	PAARX	PABYX
Conservative Fund	PACAX	PACBX	PACCX	PACMX	PACRX	PACYX

Putnam Dynamic Asset Allocation Growth Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund
EACH A SERIES OF PUTNAM ASSET ALLOCATION FUNDS

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
January 30, 2012

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds’ annual report or a prospectus dated 1/30/12, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.

sai_6 - 2012/01

sai_7 - 2012/01

sai_8 - 2012/01

1

Table of Contents

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-3
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL	I-27
STATEMENTS

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-19
TAXES	II-53
MANAGEMENT	II-66
DETERMINATION OF NET ASSET VALUE	II-85
INVESTOR SERVICES	II-86
SIGNATURE GUARANTEES	II-90
REDEMPTIONS	II-90
SHAREHOLDER LIABILITY	II-91
DISCLOSURE OF PORTFOLIO INFORMATION	II-91
PROXY VOTING GUIDELINES AND PROCEDURES	II-93
SECURITIES RATINGS	II-93
CLAIMS - PAYING ABILITY RATINGS	II-97
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-101
APPENDIX B - FINANCIAL STATEMENTS	II-117

2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

The funds are diversified series of Putnam Asset Allocation Funds, a Massachusetts business trust organized on November 4, 1993 (the “Trust”). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to November 30, 2011, the funds were also known as Putnam Asset Allocation: Growth Portfolio, Putnam Asset Allocation: Balanced Portfolio and Putnam Asset Allocation: Conservative Portfolio, respectively.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

3

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities, except as permitted by applicable law.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities if, as a result of such purchase, more than 25% of the funds’ total assets would be invested in any one industry. (Securities of the U.S. government or its agencies or instrumentalities, or of any foreign government or its agencies or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent industries.)

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

4

For purposes of the funds’ fundamental policy on industry concentration (# 8 above), Putnam Investment Management, LLC (Putnam Management), the funds’ investment manager, determines the appropriate industry categories and assigns issuers to them. Industry categories and issuer assignments may change over time in Putnam Management’s discretion and may differ from those shown in shareholder reports and other communications.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the relevant fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Management fees

Under a management contract effective January 1, 2010, each fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below:

GROWTH FUND

0.750% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.700% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.650% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.600% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.550% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

5

0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.520% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;

and 0.515% of any excess thereafter.

BALANCED FUND & CONSERVATIVE FUND

0.680% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.630% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.480% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.460% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.450% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;

and 0.445% of any excess thereafter.

Under each fund’s prior management contract dated August 3, 2007, each fund paid a quarterly fee to Putnam Management based on the average net assets of each fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.70% of the first $500 million of average net assets of each series;

0.60% of the next $500 million of average net assets;

0.55% of the next $500 million of average net assets;

0.50% of the next $5 billion of average net assets;

0.475% of the next $5 billion of average net assets;

0.455% of the next $5 billion of average net assets;

0.44% of the next $5 billion of average net assets;

and 0.43% of any excess over $21.5 billion.

For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

6

			Amount of	Amount management
		Management	management	fee would have been
Fund name	Fiscal year	fee paid	fee waived	without waivers
Growth Fund	2011	$10,514,076	$0	$10,514,076
	2010	$10,307,695	$0	$10,307,695
	2009	$8,299,036	$1,043,368	$9,342,404
Balanced Fund	2011	$7,450,885	$0	$7,450,885
	2010	$7,483,887	$252,055	$7,735,942
	2009	$6,599,813	$1,642,008	$8,241,821
Conservative Fund	2011	$4,920,558	$0	$4,920,558
	2010	$5,440,716	$250,872	$5,691,588
	2009	$5,272,306	$481,783	$5,754,089

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

		Brokerage
Fund name	Fiscal year	commissions
Growth Fund	2011	$1,707,533
	2010	$2,984,852
	2009	$3,164,369
Balanced Fund	2011	$933,932
	2010	$1,739,037
	2009	$2,051,800
Conservative Fund	2011	$617,947
	2010	$958,918
	2009	$1,019,941

7

The portfolio turnover rate for the Conservative fund’s 2011 fiscal year was higher than the portfolio turnover rate for the fund’s 2010 fiscal year due in part to activity relating to a decline in fund assets. Please see the Financial Highlights section of the fund’s most recent shareholder report for further information about the fund’s portfolio turnover over recent periods.

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates.

	Dollar value of these	Percentage of total	Amount of
Fund name	transactions	transactions	commissions
Growth Fund	$950,307,802	5.66%	$1,181,111
Balanced Fund	$542,044,421	3.53%	$580,023
Conservative Fund	$453,337,376	3.37%	$377,793

At the end of fiscal 2011, each fund held the following securities of its regular broker-dealers (or affiliates of such broker-dealers):

Growth Fund

Broker-dealers or	Value of securities
affiliates	held
Bank of America Corp.	$1,932,727
Barclays PLC	$1,877,584
Citigroup, Inc.	$4,551,444
Deutsche Bank AG	$927,586
Goldman Sachs Group, Inc.	$2,397,905
(The)
JPMorgan Chase & Co.	$5,655,753
Morgan Stanley	$1,514,700

8

Balanced Fund

Broker-dealers or	Value of securities
affiliates	held
Bank of America Corp.	$1,468,396
Barclays PLC	$1,129,496
Citigroup, Inc.	$4,857,206
Deutsche Bank AG	$478,068
Goldman Sachs Group, Inc.	$3,121,491
(The)
JPMorgan Chase & Co.	$5,145,272
Morgan Stanley	$1,147,500

Conservative Fund

Broker-dealers or	Value of securities
affiliates	held
Bank of America Corp.	$429,385
Barclays PLC	$359,561
Citigroup, Inc.	$2,710,326
Deutsche Bank AG	$255,263
Goldman Sachs Group, Inc.	$1,770,244
(The)
JPMorgan Chase & Co.	$1,400,730
Morgan Stanley	$336,150

Administrative expense reimbursement

The funds reimbursed Putnam Management for administrative services during fiscal 2011, including compensation of certain fund officers and contributions to the Putnam Retirement Plan for their benefit, as follows:

		Portion of total reimbursement
	Total	for compensation and
	reimbursement	contributions
Growth Fund	$51,577	$41,092
Balanced Fund	$41,149	$32,784
Conservative Fund	$27,215	$21,683

9

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds’ other affairs and business.

The tables below show the value of each Trustee’s holdings in each fund and in all of the Putnam funds as of December 31, 2011.

Name of Trustee	Dollar range of Putnam Dynamic	Aggregate dollar range of shares
	Asset Allocation Growth Fund	held in all of the Putnam funds
	shares owned	overseen by Trustee
Ravi Akhoury	$1-$10,000	over $100,000
Barbara M. Baumann	$10,001-$50,000	over $100,000
Jameson A. Baxter	over $100,000	over $100,000
Charles B. Curtis	over $100,000	over $100,000
Robert J. Darretta	$1-$10,000	over $100,000
John A. Hill	over $100,000	over $100,000
Paul L. Joskow	$10,001-$50,000	over $100,000
* Elizabeth T. Kennan	$1-$10,000	over $100,000
Kenneth R. Leibler	$1-$10,000	over $100,000
Robert E. Patterson	$10,001-$50,000	over $100,000
George Putnam, III	over $100,000	over $100,000
W. Thomas Stephens	$1-$10,000	over $100,000

**Robert L. Reynolds	$1-$10,000	over $100,000

10

Name of Trustee	Dollar range of Putnam	Aggregate dollar range of shares
	Dynamic Asset Allocation	held in all of the Putnam funds
	Balanced Fund shares owned	overseen by Trustee
Ravi Akhoury	$1-$10,000	over $100,000
Barbara M. Baumann	$10,001-$50,000	over $100,000
Jameson A. Baxter	over $100,000	over $100,000
Charles B. Curtis	$1-$10,000	over $100,000
Robert J. Darretta	$1-$10,000	over $100,000
John A. Hill	over $100,000	over $100,000
Paul L. Joskow	over $100,000	over $100,000
* Elizabeth T. Kennan	$1-$10,000	over $100,000
Kenneth R. Leibler	$1-$10,000	over $100,000
Robert E. Patterson	$10,001-$50,000	over $100,000
George Putnam, III	$10,001-$50,000	over $100,000
W. Thomas Stephens	$1-$10,000	over $100,000

**Robert L. Reynolds	$1-$10,000	over $100,000

11

	Dollar range of Putnam Dynamic	Aggregate dollar range of
Name of Trustee	Asset Allocation Conservative	shares held in all of the
	Fund shares owned	Putnam funds overseen by
Trustee
Ravi Akhoury	$1-$10,000	over $100,000
Barbara M. Baumann	$1-$10,000	over $100,000
Jameson A. Baxter	$10,001-$50,000	over $100,000
Charles B. Curtis	$1-$10,000	over $100,000
Robert J. Darretta	$1-$10,000	over $100,000
John A. Hill	over $100,000	over $100,000
Paul L. Joskow	$1-$10,000	over $100,000
* Elizabeth T. Kennan	$1-$10,000	over $100,000
Kenneth R. Leibler	$1-$10,000	over $100,000
Robert E. Patterson	$10,001-$50,000	over $100,000
George Putnam, III	$50,001-$100,000	over $100,000
W. Thomas Stephens	$50,001-$100,000	over $100,000

**Robert L. Reynolds	$1-$10,000	over $100,000

* Dr. Kennan was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012.

** Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of the funds, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an “interested person.”

Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

All of the current independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

12

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund’s most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	10
Board Policy and Nominating Committee	8
Brokerage Committee	4
Contract Committee	10
Distributions Committee	8
Executive Committee	3
Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8
Pricing Committee	8

The following tables shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2011, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2011:

13

COMPENSATION TABLES

Putnam Dynamic Asset Allocation Growth Fund

			Estimated annual	Total
	Aggregate	Pension or retirement	benefits from all	compensation
	compensation	benefits accrued as	Putnam funds upon	from all Putnam
Trustees/Year	from the fund	part of fund expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$7,545	N/A	N/A	$303,000
Barbara M. Baumann/2010(3)	$7,393	N/A	N/A	$297,000
Jameson A. Baxter/1994(3)(6)	$7,860	$3,423	$110,500	$365,500
Charles B. Curtis/2001	$7,242	$2,333	$113,900	$291,000
Robert J. Darretta/2007(3)	$7,545	N/A	N/A	$303,000
Myra R. Drucker/2004(3)(4)	$3,595	N/A	N/A	$84,750
John A. Hill/1985(3)(6)	$8,320	$5,858	$161,700	$341,031.25
Paul L. Joskow/1997(3)	$7,242	$2,295	$113,400	$291,000
Elizabeth T. Kennan/1992(5)	N/A	$4,534	$108,000	N/A
Kenneth R. Leibler/2006	$7,545	N/A	N/A	$303,000
Robert E. Patterson/1984	$7,545	$3,343	$106,500	$303,000
George Putnam, III/1984	$7,545	$3,122	$130,300	$303,000
W. Thomas Stephens/1997(7)	$7,545	$2,528	$107,100	$303,000
Richard B. Worley/2004(4)	$2,367	N/A	N/A	$36,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

14

Putnam Dynamic Asset Allocation Balanced Fund

	Aggregate		Estimated annual	Total
	compensation	Pension or retirement	benefits from all	compensation
	from the	benefits accrued as	Putnam funds upon	from all Putnam
Trustees/Year	fund	part of fund expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$6,008	N/A	N/A	$303,000
Barbara M. Baumann/2010(3)	$5,888	N/A	N/A	$297,000
Jameson A. Baxter/1994(3)(6)	$6,259	$2,731	$110,500	$365,500
Charles B. Curtis/2001	$5,768	$1,861	$113,900	$291,000
Robert J. Darretta/2007(3)	$6,008	N/A	N/A	$303,000
Myra R. Drucker/2004(3)(4)	$2,859	N/A	N/A	$84,750
John A. Hill/1985(3)(6)	$6,625	$4,674	$161,700	$341,031.25
Paul L. Joskow/1997(3)	$5,768	$1,831	$113,400	$291,000
Elizabeth T. Kennan/1992(5)	N/A	$3,618	$108,000	N/A
Kenneth R. Leibler/2006	$6,008	N/A	N/A	$303,000
Robert E. Patterson/1984	$6,008	$2,667	$106,500	$303,000
George Putnam, III/1984	$6,008	$2,491	$130,300	$303,000
W. Thomas Stephens/1997(7)	$6,008	$2,017	$107,100	$303,000
Richard B. Worley/2004(4)	$1,885	N/A	N/A	$36,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

15

Putnam Dynamic Asset Allocation Conservative Fund

	Aggregate	Pension or	Estimated annual	Total
	compensation	retirement benefits	benefits from all	compensation
	from the	accrued as part of	Putnam funds upon	from all Putnam
Trustees/Year	fund	fund expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$4,011	N/A	N/A	$303,000
Barbara M. Baumann/2010(3)	$3,918	N/A	N/A	$297,000
Jameson A. Baxter/1994(3)(6)	$4,108	$2,011	$110,500	$365,500
Charles B. Curtis/2001	$3,825	$1,373	$113,900	$291,000
Robert J. Darretta/2007(3)	$4,011	N/A	N/A	$303,000
Myra R. Drucker/2004(3)(4)	$2,228	N/A	N/A	$84,750
John A. Hill/1985(3)(6)	$4,539	$3,439	$161,700	$341,031.25
Paul L. Joskow/1997(3)	$3,825	$1,348	$113,400	$291,000
Elizabeth T. Kennan/1992(5)	N/A	$2,667	$108,000	N/A
Kenneth R. Leibler/2006	$4,011	N/A	N/A	$303,000
Robert E. Patterson/1984	$4,011	$1,961	$106,500	$303,000
George Putnam, III/1984	$4,011	$1,827	$130,300	$303,000
W. Thomas Stephens/1997(7)	$4,011	$1,487	$107,100	$303,000
Richard B. Worley/2004(4)	$1,474	N/A	N/A	$36,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2011, there were 108 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of September 30, 2011, the total amounts of deferred compensation payable by the funds, including income earned on such amounts, to these Trustees were:

Growth Fund: Ms. Baumann - $989; Ms. Baxter - $13,626; Mr. Darretta - $1,979; Ms. Drucker -$4,092; Mr. Hill - $42,225; and Dr. Joskow - $10,837.

Balanced Fund: Ms. Baumann - $1,048; Ms. Baxter - $14,430; Mr. Darretta - $2,096; Ms. Drucker -$4,333; Mr. Hill - $44,718; and Dr. Joskow - $11,477.

Conservative Fund: Ms. Baumann - $451; Ms. Baxter - $6,218; Mr. Darretta - $903; Ms. Drucker -$1,867; Mr. Hill - $19,268; and Dr. Joskow - $4,945.

16

(4) Ms. Drucker and Mr. Worley retired from the Board of Trustees of the Putnam funds on January 30, 2011 and December 14, 2010, respectively.

(5) Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees effective January 1, 2012. Upon her retirement, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. In connection with her re-appointment to the Board of Trustees, Dr. Kennan has agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee.

(6) Includes additional compensation to Mr. Hill and Ms. Baxter for service as Chair of the Trustees of the Putnam funds. Ms. Baxter replaced Mr. Hill as Chair, Board of Trustees of the Putnam funds on July 1, 2011.

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-appointed to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-appointment to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(8) Mr. Reynolds is an “interested person” of the fund, Putnam Management and/or Putnam Retail Management.

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee’s total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see “Management” in Part II of this SAI.

Share ownership

17

At December 31, 2011, the officers and Trustees of each fund as a group owned less than 1% of the outstanding shares of each class of each fund, and, except as noted below, no person owned of record or to the knowledge of each fund beneficially 5% or more of any class of shares of the fund.

Growth Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	200 Liberty Street, 5th fl	6.04%
	One World Financial Center
	New York, NY 10281-5503

	Edward D Jones & Co
A	Attn: Mutual Fund Shareholder Accounting	5.67%
	201 Progress Pkwy
	Maryland Hts., MO 63043-3009

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
B	200 Liberty Street, 5th fl	8.09%
	One World Financial Center
	New York, NY 10281-5503

	Wells Fargo Advisors
	Special Custody Account for the
B	Exclusive Benefit of Customer	6.10%
	2801 Market St.
	Saint Louis, MO 63103-2523

	Citigroup Global Markets
	00109801250
C	Attn Cindy Tempesta, 7th Fl.	8.47%
	333 West 34th St.
	New York, NY 10001-2402

	Wells Fargo Advisors
	Special Custody Account for the
C	Exclusive Benefit of Customer	7.95%
	2801 Market St.
	Saint Louis, MO 63103-2523

	MLPF&S For The Sole Benefit of Its Customers
C	Attn Fund Administration	7.07%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

Y*	Electrical Workers Local Union No. 369 Retirement Plan	20.38%

18

Class	Shareholder name and address	Percentage
		owned

Y**	Putnam Investments Profit Sharing Plan	13.63%

Y*	Building Service Local 32B-J Supplemental Retirement	8.15%
	Savings Plan

Y***	Putnam Retirement Ready 2030 Fund - Class A Shares	7.57%

Y***	Putnam Retirement Ready 2035 Fund - Class A Shares	6.20%

Y*	Connecticut Pipe Trades Local No 777 Annuity Plan	6.12%

* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Orchard Trust Company, LLC, as trustee or agent, 8515 E. Orchard Road, Greenwood Village, CO 80111.

*** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

Balanced Fund

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
A	200 Liberty Street, 5th fl	6.42%
	One World Financial Center
	New York, NY 10281-5503

	Edward D Jones & Co
A	Attn: Mutual Fund Shareholder Accounting	5.42%
	201 Progress Pkwy
	Maryland Hts., MO 63043-3009

19

Class	Shareholder name and address	Percentage
		owned

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
B	200 Liberty Street, 5th fl	9.29%
	One World Financial Center
	New York, NY 10281-5503

	Wells Fargo Advisors
	Special Custody Account for the
B	Exclusive Benefit of Customer	7.10%
	2801 Market St.
	Saint Louis, MO 63103-2523

	Charles Schwab & Co Inc. Clearing Account
B	For the Exclusive Benefit of Their Customers	5.66%
	101 Montgomery St.
	San Francisco, CA 94104-4151

	MLPF&S For The Sole Benefit of Its Customers
	Attn Fund Administration
B	4800 Deer Lake Dr. E Fl 3	5.47%
	Jacksonville, FL 32246-6484

	Wells Fargo Advisors
	Special Custody Account for the
C	Exclusive Benefit of Customer	7.84%
	2801 Market St.
	Saint Louis, MO 63103-2523

	MLPF&S For The Sole Benefit of Its Customers
C	Attn Fund Administration	6.59%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
C	200 Liberty Street, 5th fl	5.65%
	One World Financial Center
	New York, NY 10281-5503

M*	DTM Companies 401 K Plan	11.42%

Y*	Electrical Workers Local Union No. 369 Retirement	38.79%
	Plan

Y*	Connecticut Pipe Trades Local No 777 Annuity Plan	8.13%

20

Class	Shareholder name and address	Percentage
		owned

Y**	Putnam Retirement Ready 2020 Fund - Class A Shares	7.42%

Y**	Putnam Retirement Ready 2025 Fund - Class A Shares	6.12%

Y*	Building Service Local 32B-J Supplemental Retirement	5.93%
	Savings Plan

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
Y	200 Liberty Street, 5th fl	5.26%
	One World Financial Center
	New York, NY 10281-5503

* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

Conservative Fund

Class	Shareholder name and address	Percentage
		owned

A*	Iron Workers Local #17 Annuity Plan	5.62%

	Wells Fargo Advisors
	Special Custody Account for the Exclusive Benefit of
B	Customer	12.10%
	2801 Market St.
	Saint Louis, MO 63103-2523

	National Financial Services, LLC
B	For the Exclusive Benefit of our Customers	8.11%
	200 Liberty Street, 5th fl
	One World Financial Center
	New York, NY 10281-5503

21

Class	Shareholder name and address	Percentage
		owned

	MLPF&S For The Sole Benefit of Its Customers
B	Attn Fund Administration	6.56%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	Charles Schwab & Co Inc. Clearing Account
B	For the Exclusive Benefit of Their Customers	5.97%
	101 Montgomery St.
	San Francisco, CA 94104-4151

	Wells Fargo Advisors
	Special Custody Account for the Exclusive Benefit of
C	Customer	9.14%
	2801 Market St.
	Saint Louis, MO 63103-2523

	MLPF&S For The Sole Benefit of Its Customers
C	Attn Fund Administration	6.13%
	4800 Deer Lake Dr. E Fl 3
	Jacksonville, FL 32246-6484

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers	5.24%
C	200 Liberty Street, 5th fl
	One World Financial Center
	New York, NY 10281-5503

M*	DTM Companies 401 K Plan	8.43%

	National Financial Services, LLC
	For the Exclusive Benefit of our Customers
M	200 Liberty Street, 5th fl	6.19%
	One World Financial Center
	New York, NY 10281-5503

R*	Haines & Company 401(k) Profit Sharing Plan	12.12%

	MG Trust Company Cust. Fbo
R	EOL Management Co. LLC	5.02%
	700 17th St. Ste. 300
	Denver, CO 80202-3531

Y*	Electrical Workers Local Union No. 369 Retirement	43.99%
	Plan

Y**	Orchard Trust Co. LLC - Recordkeeping for	13.14%
	Various Benefit Plans

Y***	Putnam Retirement Income Fund Lifestyle 1 - Class A	7.77%
	Shares

22

Class	Shareholder name and address	Percentage
		owned

Y*	Connecticut Pipe Trades Local No. 777 Annuity Plan	7.09%

Y***	Putnam Retirement Ready 2015 Fund - Class A Shares	6.25%

* The address for the name listed is: c/o Mercer Trust Company, as trustee or agent, Investors Way, Norwood, MA 02062.

** The address for the name listed is: c/o Orchard Trust Company, LLC, as trustee or agent, 8515 E. Orchard Road, Greenwood Village, CO 80111.

*** The address for the name listed is: c/o Putnam Investments, One Post Office Square, Boston, MA 02109.

Distribution fees

During fiscal 2011, the funds paid the following 12b-1 fees to Putnam Retail Management:

	Class A	Class B	Class C	Class M	Class R
Growth Fund	$3,032,207	$1,698,670	$1,394,363	$219,319	$76,097
Balanced Fund	$2,422,145	$1,101,519	$1,045,861	$170,159	$55,431
Conservative Fund	$961,353	$303,903	$458,527	$63,508	$18,660

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

	Total front-	Sales charges retained by	Contingent
Fiscal	end sales	Putnam Retail Management	deferred
year	charges	after dealer concessions	sales charges

23

Growth Fund	2011	$1,641,130	$271,202	$331
	2010	$1,938,221	$314,932	$2,099
	2009	$1,707,378	$268,609	$434
Balanced Fund	2011	$1,200,049	$201,089	$15
	2010	$1,191,104	$203,473	$0
	2009	$1,023,856	$173,831	$2,033
Conservative Fund	2011	$488,149	$92,398	$6
	2010	$478,180	$87,498	$46
	2009	$416,701	$74,982	$723

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

	Fiscal	Contingent deferred
	year	sales charges
Growth Fund	2011	$146,939
	2010	$229,230
	2009	$321,496
Balanced Fund	2011	$103,395
	2010	$163,246
	2009	$269,731
Conservative Fund	2011	$16,855
	2010	$37,024
	2009	$80,662

24

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

	Fiscal	Contingent deferred
	year	sales charges
Growth Fund	2011	$5,180
	2010	$8,369
	2009	$12,600
Balanced Fund	2011	$5,578
	2010	$4,958
	2009	$6,616
Conservative Fund	2011	$2,229
	2010	$2,145
	2009	$6,190

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

		Total front-	Sales charges retained by	Contingent
	Fiscal	end sales	Putnam Retail Management	deferred sales
	year	charges	after dealer concessions	charges
Growth Fund	2011	$21,997	$3,561	$0
	2010	$27,811	$4,822	$0
	2009	$25,312	$4,183	$0
Balanced Fund	2011	$12,392	$1,970	$0
	2010	$29,243	$5,355	$0
	2009	$20,628	$3,271	$0
Conservative Fund	2011	$12,685	$2,386	$0
	2010	$10,230	$1,905	$0
	2009	$7,717	$1,849	$0

25

Investor servicing fees

During the 2011 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc.

Growth Fund	$3,619,905
Balanced Fund	$2,946,188
Conservative Fund	$1,867,057

PORTFOLIO MANAGERS

Other accounts managed

The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds’ portfolio managers managed as of the funds’ most recent fiscal year-end. The other accounts may include accounts for which an individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account’s performance.

Growth Fund

					Other accounts (including separate
	Other SEC-registered		Other accounts that pool		accounts, managed account
Portfolio	open-end and closed-end		assets from more than		programs and single-sponsor
managers	funds		one client		defined contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	128*	$5,260,800,000	5**	$2,238,000,000	3***	$356,800,000

James Fetch	13*	$3,822,600,000	4**	$2,146,700,000	3***	$356,300,000

Robert Kea	128*	$5,260,800,000	5**	$2,238,000,000	1	$100,000

Joshua Kutin	33	$3,015,900,000	5***	$2,238,000,000	3***	$356,400,000

Robert Schoen	128*	$5,260,800,000	5**	$2,238,000,000	1	$400,000

Jason Vaillancourt	13*	$3,822,600,000	4**	$2,146,700,000	1	$100,000

* 3 accounts, with total assets of $1,538,200,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $317,400,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $356,100,000, pay an advisory fee based on account performance.

26

Balanced Fund

					Other accounts (including
					separate accounts, managed
	Other SEC-registered		Other accounts that pool		account programs and single-
Portfolio	open-end and closed-end		assets from more than		sponsor defined contribution
managers	funds		one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	128*	$5,482,100,000	5**	$2,238,000,000	3***	$356,800,000

James Fetch	13*	$4,043,900,000	4**	$2,146,700,000	3***	$356,300,000

Robert Kea	128*	$5,482,100,000	5**	$2,238,000,000	1	$100,000

Joshua Kutin	33	$3,237,200,000	5**	$2,238,000,000	3***	$356,400,000

Robert Schoen	128*	$5,482,100,000	5**	$2,238,000,000	1	$400,000

Jason Vaillancourt	13*	$4,043,900,000	4**	$2,146,700,000	1	$100,000

* 3 accounts, with total assets of $1,538,200,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $317,400,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $356,100,000, pay an advisory fee based on account performance.

Conservative Fund

					Other accounts (including
					separate accounts, managed
	Other SEC-registered		Other accounts that pool		account programs and single-
Portfolio	open-end and closed-end		assets from more than		sponsor defined contribution
managers	funds		one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	128*	$6,197,700,000	5**	$2,238,000,000	3***	$356,800,000

James Fetch	13*	$4,759,500,000	4**	$2,146,700,000	3***	$356,300,000

Robert Kea	128*	$6,197,700,000	5**	$2,238,000,000	1	$100,000

Joshua Kutin	33	$3,952,800,000	5**	$2,238,000,000	3***	$356,400,000

Robert Schoen	128*	$6,197,700,000	5**	$2,238,000,000	1	$400,000

Jason Vaillancourt	13*	$4,759,500,000	4**	$2,146,700,000	1	$100,000

* 3 accounts, with total assets of $1,538,200,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $317,400,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $356,100,000, pay an advisory fee based on account performance.

27

See “Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Compensation of portfolio managers

Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For the Growth Fund, the Balanced Fund and the Conservative Fund, respectively, Putnam evaluates performance based on the funds’ peer rankings in the Lipper Mixed-Asset Target Allocation Growth Funds, Lipper Mixed-Asset Target Allocation Moderate Funds and the Lipper Mixed-Asset Target Allocation Conservative Funds Categories, which are based on pre-tax performance.

Ownership of securities

The dollar range of shares of funds owned by each portfolio manager at the end of the fund’s last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio managers	Dollar range of shares owned

Growth Fund

28

Jeffrey Knight	$100,001-$500,000
James Fetch	$100,001-$500,000
Robert Kea	$50,001-$100,000
Joshua Kutin	$100,001-$500,000
Robert Schoen	$10,001-$50,000
Jason Vaillancourt	$0
Balanced Fund
Jeffrey Knight	$0
James Fetch	$100,001-$500,000
Robert Kea	$0
Joshua Kutin	$0
Robert Schoen	$100,001-$500,000
Jason Vaillancourt	$100,001-$500,000
Conservative Fund
Jeffrey Knight	$100,001-$500,000
James Fetch	$0
Robert Kea	$0
Joshua Kutin	$0
Robert Schoen	$0
Jason Vaillancourt	$0

29

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the funds’ independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds’ Annual Report for the funds’ most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the reports of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

30

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

January 24, 2012	II-1

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

January 24, 2012	II-2

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

January 24, 2012	II-3

For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For funds in the Retirement Income Lifestyle suite, Taxable Income Funds (excluding Putnam money market funds and Putnam Short Duration Income Fund), Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares of Putnam Short Duration Income Fund and to class A and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase

January 24, 2012	II-4

was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares of Putnam Short Duration Income Fund and to class A and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

January 24, 2012	II-5

Class M CDSC and dealer commission

All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:
All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; for Putnam Small Cap Growth Fund, on or around the end of the month five years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

January 24, 2012	II-6

Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

January 24, 2012	II-7

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

January 24, 2012	II-8

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

January 24, 2012	II-9

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will

January 24, 2012	II-10

be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

January 24, 2012	II-11

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

January 24, 2012	II-12

Rate*	Fund

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

January 24, 2012	II-13

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

January 24, 2012	II-14

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund and
Putnam Short Duration Income Fund) and funds in
the Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

January 24, 2012	II-15

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

January 24, 2012	II-16

American Portfolios Financial Services, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ameriprise Financial Services, Inc.	MetLife Securities, Inc.

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

BancWest Investment Services, Inc.	Multi-Financial Securities Corporation

Cadaret, Grant & Co. Inc.	National Planning Corporation

Cambridge Investment Research, Inc.	New England Securities Corporation

CCO Investment Services Corp.	NFP Securities, Inc.

Chase Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets Inc.	Oppenheimer & Co. Inc.

Commonwealth Equity Services	PrimeVest Financial Services, Inc.

CUNA Brokerage Services, Inc.	Raymond James & Associates, Inc.

CUSO Financial Services, L.P.	Raymond James Financial Services, Inc.

Financial Network Investment Corporation	RBC Capital Markets Corporation

FSC Securities Corporation	Royal Alliance Associates

Genworth Financial Securities Corp.	Sagepoint Financial, Inc.

Great-West Life & Annuity Insurance Company	Securities America Financial Corporation, Inc.

HD Vest Investment Securities, Inc.	SII Investments

ING Financial Partners	Stifel, Nicolaus & Company, Incorporated

INVEST Financial Corporation	SunTrust Investment Services, Inc.

Investment Centers of America, Inc.	Tower Square Securities, Inc.

Janney Montgomery Scott LLC	U.S. Bancorp Investments, Inc.

Lincoln Financial Advisors Corp.	UBS Financial Services Inc.

Lincoln Financial Securities Corporation	UVEST Financial Services, Inc.

Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.

LPL Financial Corporation	Wells Fargo Advisors, LLC

MMC Securities Corp.	Woodbury Financial Services, Inc.

M&T Securities, Inc.

Additional dealers may receive marketing support payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

January 24, 2012	II-17

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

ADP Broker-Dealer, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ascensus, Inc.	MidAtlantic Capital Corporation

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

City National Bank	Nationwide Life Insurance Company

CompuSys/Erisa Group	Newport Retirement Services, Inc.

Correll Co.	NYLIFE Distributors LLC

CPI Qualified Plan Consultants, Inc.	Paychex Securities Corporation

DailyAccess Corporation	Pershing LLC

Digital Retirement Solutions	Plan Administrators, Inc.

Dyatech, LLC	The Princeton Retirement Group, Inc.

ExpertPlan, Inc.	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Raymond James & Associates, Inc.

Genworth Life and Annuity Insurance Co.	Raymond James Financial Services, Inc.

Genworth Life Insurance Co of New York	Reliance Trust Company

Great-West Life & Annuity Insurance Company	SunTrust Bank

GWFS Equities, Inc.	TD Ameritrade Trust Company

Hartford Life Insurance Company	The Prudential Insurance Company of America

Hartford Securities Distribution Company, Inc.	The Vanguard Group Inc.

Hewitt Associates LLC	Transamerica Advisors Life Insurance Company

July Business Services	Transamerica Advisors Life Insurance Company of New York

Leggette & Company, Inc.	VALIC Retirement Services Company

Lincoln Retirement Services Company, LLC	Wilmington Trust Company

Massachusetts Mutual Life Insurance Co.	Wilmington Trust Retirement & Institutional Services Co.

Mercer HR Services LLC

Additional dealers may receive program servicing payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund

January 24, 2012	II-18

or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT –Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing and Other Forms of Leverage	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Exchange-Traded Notes	Real Estate Investment Trusts (REITs)

Floating Rate and Variable Rate Demand Notes	Redeemable Securities

Foreign Currency Transactions	Repurchase Agreements

Foreign Investments and Related Risks	Securities Loans

Forward Commitments and Dollar Rolls	Securities of Other Investment Companies

Futures Contracts and Related Options	Short-term Trading

Hybrid Instruments	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable

January 24, 2012	II-19

exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an

January 24, 2012	II-20

insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the

January 24, 2012	II-21

fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

January 24, 2012	II-22

The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

January 24, 2012	II-23

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition,

January 24, 2012	II-24

forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

January 24, 2012	II-25

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

January 24, 2012	II-26

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at

January 24, 2012	II-27

times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

January 24, 2012	II-28

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial

January 24, 2012	II-29

sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the

January 24, 2012	II-30

actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures

January 24, 2012	II-31

positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an

January 24, 2012	II-32

index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC,

January 24, 2012	II-33

which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

January 24, 2012	II-34

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

January 24, 2012	II-35

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

January 24, 2012	II-36

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

January 24, 2012	II-37

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase

January 24, 2012	II-38

the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

January 24, 2012	II-39

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or

January 24, 2012	II-40

all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

January 24, 2012	II-41

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

January 24, 2012	II-42

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

January 24, 2012	II-43

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

January 24, 2012	II-44

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or

January 24, 2012	II-45

receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in

January 24, 2012	II-46

the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are

January 24, 2012	II-47

returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency

January 24, 2012	II-48

values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.” A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools,

January 24, 2012	II-49

streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

January 24, 2012	II-50

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable

January 24, 2012	II-51

letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

January 24, 2012	II-52

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the

January 24, 2012	II-53

bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Internal Revenue Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not

January 24, 2012	II-54

apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case

January 24, 2012	II-55

attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States

January 24, 2012	II-56

(with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder

January 24, 2012	II-57

that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the

January 24, 2012	II-58

underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

January 24, 2012	II-59

The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a regulated investment company. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current

January 24, 2012	II-60

law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

January 24, 2012	II-61

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a

January 24, 2012	II-62

given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Cost basis reporting. Upon the redemption or exchange of your shares in the fund, the fund, or, if your shares are then held through a financial intermediary, the financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through

January 24, 2012	II-63

dividend reinvestment, on or after January 1, 2012. Please see www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult your financial representative, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such

January 24, 2012	II-64

distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

January 24, 2012	II-65

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury also serves
	MacKay Shields (a	as a Director of RAGE Frameworks, Inc. (a private
	multi-product	software company). Mr. Akhoury previously served
	investment management	as Director and on the Compensation Committee of
	firm with AUM over $40	MaxIndia/New York Life Insurance Company in
	billion) from 1992 to	India. Mr. Akhoury is also a Trustee of the Rubin
	2007.	Museum, serving on the Investment Committee, and
of American India Foundation. Mr. Akhoury is a
former Vice President and Investment Policy
Committee member of Fischer, Francis, Trees and
Watts (a fixed-income portfolio management firm).
He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), and CVR Energy, Inc. (a
	and direct investor in	publicly held petroleum refiner and fertilizer
	energy projects.	manufacturer. She is a Trustee of Mount Holyoke
College. She is a former Chair of the Board, and a
current Board member, of Girls Inc. of Metro
Denver, and serves on the Finance Committee of
The Children’s Hospital of Denver. Prior to 2003,
Ms. Baumann was Executive Vice President of
Associated Energy Managers, LLC (a domestic
private equity firm). From 1981 until 2000 she held
a variety of financial and operational management
positions with the global energy company Amoco
Corporation and its successor, BP Amoco. Ms.
Baumann holds a B.A. from Mount Holyoke College

January 24, 2012	II-66

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

and an MBA from The Wharton School of the
University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chair from 2005 to 2011	private investment firm).	of the The Nature Conservancy’s Adirondack
and Chair since 2011		Chapter. Until 2011, Ms. Baxter was a Director of
ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	National Petroleum Council. Mr. Curtis also serves
	International Studies.	as a Director of Edison International and Southern
	Previously, President	California Edison. Until 2006, Mr. Curtis served as
	and Chief Operating	a member of the Trustee Advisory Council of the
	Officer, Nuclear Threat	Applied Physics Laboratory, Johns Hopkins
	Initiative (a private	University. Mr. Curtis is an attorney with over 15
	foundation dealing with	years in private practice and 19 years in various
	national security issues).	positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for

January 24, 2012	II-67

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	and Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Elizabeth T. Kennan	Partner in Cambus-	Dr. Kennan served as Chairman and is now Lead
(Born 1938), Trustee from	Kenneth Farm	Director of Northeast Utilities. She is a Trustee of
1992-2010, and since 2012	(thoroughbred horse	the National Trust for Historic Preservation and of
	breeding and general	Centre College, and Chairman of the Board of
	farming). She is	Trustees of Shaker Village of Pleasant Hill. From
	President Emeritus of	1992 to 2010, Dr. Kennan served as a Trustee on the
	Mount Holyoke College.	Board of the Putnam Funds, which she then rejoined
as a Trustee in 2012. Until 2006, she was a member
of The Trustees of Reservations. Prior to June 2005,
she was a Director of Talbots, Inc., and she has
served as Director on a number of other boards,
including Bell Atlantic, Chastain Real Estate,
Shawmut Bank, Berkshire Life Insurance, and
Kentucky Home Life Insurance. Dr. Kennan has also
served as President of Five Colleges Incorporated
and as a Trustee of the University of Notre Dame,
and is active in various educational and civic
associations. Prior to 2001, Dr. Kennan served on
the oversight committee of the Folger Shakespeare
Library.

January 24, 2012	II-68

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

As a member of the faculty of Catholic University
for twelve years, until 1978, Dr. Kennan directed the
post-doctoral program in Patristic and Medieval
Studies, taught history, and published numerous
articles and two books. Dr. Kennan holds a Ph.D.
from the University of Washington in Seattle, an
M.A. from Oxford University, and an A.B. from
Mount Holyoke College. She holds several honorary
doctorates.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and Co-	Trustee of the Joslin Diabetes Center. Prior to
	Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a	President and as a Trustee of Cabot Industrial Trust
	private equity firm	(a publicly-traded real estate investment trust). He
	investing in commercial	has also served as a Trustee of the Sea Education
	real estate	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered
investment adviser involved in institutional real
estate investments). Prior to 1990, he served as
Executive Vice President of Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts

January 24, 2012	II-69

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was
	other research services)	a Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of
	Officer of Boise	paper and packaging products). Until 2004, Mr.
	Cascade, LLC (a paper,	Stephens was a Director of Xcel Energy
	forest product and	Incorporated (a public utility company), Qwest
	timberland assets	Communications and Norske Canada, Inc. (a paper
	company).	manufacturer). Until 2003, Mr. Stephens was a
Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well. Mr. Stephens holds a B.S.
and M.S. degrees from the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National
	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

January 24, 2012	II-70

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2011, there were 108 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

January 24, 2012	II-71

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Elizabeth T. Kennan -- Dr. Kennan’s experience as a director of numerous public companies and her service for many years as President of Mount Holyoke College.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

January 24, 2012	II-72

Principal Occupation(s) During Past 5 Years and
Name, Address[1] , Year of Birth,	Length of Service with	Position(s) with Fund’s Investment Adviser and
Position(s) Held with Fund	the Putnam Funds[2]	Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, Treasurer and Compliance Liaison
Executive Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal		Putnam Management.
Financial Officer

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Assistant Treasurer		Investments and Putnam Management.
and Principal Accounting Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments and Putnam
Vice President and Chief Legal		Management.
Officer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Assistant Treasurer, The
Vice President, Clerk and Assistant		Putnam Funds.
Treasurer

Michael Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Senior Associate		Senior Financial Analyst, Old Mutual Asset
Treasurer and Assistant Clerk		Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
Vice President, Assistant Clerk,		and Proxy Manager, The Putnam Funds.
Assistant Treasurer and Proxy
Manager

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services,
Vice President and Assistant		Putnam Management.
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

January 24, 2012	II-73

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 12 of the 13 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees. Dr. Kennan is not listed below as a member of any committees as she was recently re-appointed to the Board of Trustees and has not yet officially taken on her committee assignments as of the date of this SAI.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

January 24, 2012	II-74

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Dr. Joskow, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Patterson and Putnam.

January 24, 2012	II-75

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

January 24, 2012	II-76

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2012, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, underlying fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

January 24, 2012	II-77

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an

January 24, 2012	II-78

investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

January 24, 2012	II-79

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

January 24, 2012	II-80

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam

January 24, 2012	II-81

Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above. The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions. The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

January 24, 2012	II-82

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2012, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

January 24, 2012	II-83

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

January 24, 2012	II-84

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund. Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net

January 24, 2012	II-85

income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details. A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

January 24, 2012	II-86

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581.

January 24, 2012	II-87

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares, and Class C shareholders who are eligible to invest in Class Y shares and who are no longer subject to a CDSC, are eligible to exchange their Class A or Class C shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange.

In addition, Class Y shareholders who are eligible to invest in Class A or Class C shares are eligible to exchange their Class Y shares for Class A or Class C shares of the same fund, if offered in their state, if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to invest in Class Y shares. You should be aware that the financial institution or intermediary through which you hold Class Y shares may have the authority under its account or similar agreement with you to exchange your Class Y shares for Class A or Class C shares under these circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by your financial institution or intermediary in this regard. No sales charges or other charges will apply to any such exchange.

For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which you hold your shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

January 24, 2012	II-88

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261. Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

January 24, 2012	II-89

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited

January 24, 2012	II-90

exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

January 24, 2012	II-91

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the

January 24, 2012	II-92

procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

January 24, 2012	II-93

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.
-- High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

January 24, 2012	II-94

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

January 24, 2012	II-95

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

January 24, 2012	II-96

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

January 24, 2012	II-97

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

January 24, 2012	II-98

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

January 24, 2012	II-99

Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

January 24, 2012	II-100

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

> The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

> The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

> The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

January 24, 2012	II-101

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

> The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

> The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

> Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

January 24, 2012	II-102

> Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

> The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

> The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

> The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

> The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

> Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

> The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

> The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and

January 24, 2012	II-103

“golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

> The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

> The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

> The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

> The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

January 24, 2012	II-104

> The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

> The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

> The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

> The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

> The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

> The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

January 24, 2012	II-105

> The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

> The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

> The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

> The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

> The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

> The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

> The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

> The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

> The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

> The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

> The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

> The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

January 24, 2012	II-106

> The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

> The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case

January 24, 2012	II-107

basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

> For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

> The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

January 24, 2012	II-108

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

> For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

> The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

> The funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established a nominating committee composed of at least a majority of outside directors, or

January 24, 2012	II-109

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

> The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

> The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

> The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

> The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

January 24, 2012	II-110

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

> The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

> The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

January 24, 2012	II-111

> The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

> The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

> The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

> The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Taiwan

> The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

> The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

> The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

> The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

> The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

January 24, 2012	II-112

> The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

> The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

> The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

> The funds will vote for proposals permitting companies to issue regulatory reports in English.

> The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

> Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

> The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted February 4, 2011

January 24, 2012	II-113

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

January 24, 2012	II-114

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

January 24, 2012	II-115

Appendix B
Financial statements (excerpted from the most recent annual report)

January 24, 2012	II-116

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds Trust and
Shareholders of Putnam Asset Allocation: Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Asset Allocation: Growth Portfolio (the “fund”) at September 30, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 14, 2011

The fund’s portfolio 9/30/11

COMMON STOCKS (51.5%)*	Shares	Value

Basic materials (3.3%)
Agrium, Inc. (Canada)	898	$59,861

Albemarle Corp.	37,100	1,498,840

Andersons, Inc. (The)	17,485	588,545

Archer Daniels-Midland Co.	2,476	61,430

Arkema (France)	4,182	243,273

BASF SE (Germany)	24,844	1,509,943

BBMG Corp. (China)	966,500	714,522

BHP Billiton, Ltd. (Australia)	51,292	1,708,492

Black Earth Farming, Ltd. SDR (Sweden) †	4,410	11,070

Boise, Inc.	53,395	276,052

Cambrex Corp. †	31,696	159,748

Carillion PLC (United Kingdom)	91,827	474,646

CF Industries Holdings, Inc.	521	64,286

China Agri-Industries Holdings, Ltd. (China)	37,000	22,724

China BlueChemical, Ltd. (China)	40,000	30,578

China National Building Material Co., Ltd. (China)	428,000	361,758

China National Materials Co., Ltd. (China)	1,205,000	421,282

China Shanshui Cement Group, Ltd. (China)	661,000	435,315

Compagnie de Saint-Gobain (France)	4,658	178,210

Cresud S.A.C.I.F. y A. ADR (Argentina)	1,797	19,444

Cytec Industries, Inc.	25,700	903,098

Domtar Corp. (Canada)	11,100	756,687

First Quantum Minerals, Ltd. (Canada)	7,000	93,534

Fletcher Building, Ltd. (New Zealand)	97,675	568,270

Formosa Chemicals & Fibre Corp. (Taiwan)	92,000	237,075

Fortescue Metals Group, Ltd. (Australia)	61,511	255,638

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	116,946	3,561,006

Georgia Gulf Corp. †	6,276	86,797

Gold Fields, Ltd. (South Africa)	27,380	421,246

Gold Resource Corp. S	8,793	146,403

Golden Agri-Resources, Ltd. (Singapore)	86,000	39,535

GrainCorp, Ltd. (Australia)	5,214	35,941

Incitec Pivot, Ltd. (Australia)	14,968	46,521

Innophos Holdings, Inc.	14,885	593,465

Innospec, Inc. †	7,789	188,572

International Flavors & Fragrances, Inc.	33,000	1,855,260

Intrepid Potash, Inc. †	1,289	32,057

JSR Corp. (Japan)	21,000	361,189

K&S AG (Germany)	4,558	240,054

KapStone Paper and Packaging Corp. †	28,833	400,490

Koninklijke DSM NV (Netherlands)	17,630	767,775

Koppers Holdings, Inc.	9,931	254,333

KWS Saat AG (Germany)	96	17,851

L.B. Foster Co. Class A	4,705	104,592

Lanxess AG (Germany)	4,825	232,326

22

COMMON STOCKS (51.5%)* cont.	Shares	Value

Basic materials cont.
Layne Christensen Co. †	12,974	$299,699

LyondellBasell Industries NV Class A (Netherlands)	4,011	97,989

MeadWestvaco Corp.	68,965	1,693,780

Minerals Technologies, Inc.	4,049	199,494

Monsanto Co.	38,129	2,289,265

Mosaic Co. (The)	958	46,913

NewMarket Corp.	1,699	258,027

Nitto Denko Corp. (Japan)	47,600	1,876,209

Nufarm, Ltd. (Australia) †	7,463	30,407

OCI Co., Ltd. (South Korea)	1,708	290,999

OM Group, Inc. †	19,180	498,105

Petronas Chemicals Group Bhd (Malaysia)	84,700	146,118

PolyOne Corp.	29,475	315,677

Potash Corp. of Saskatchewan, Inc. (Canada)	4,300	187,404

Potash Corp. of Saskatchewan, Inc. (Canada)	2,663	115,095

PPG Industries, Inc.	40,300	2,847,598

PT Astra Agro Lestari Tbk (Indonesia)	12,500	27,043

Rare Element Resources, Ltd. (Canada) † S	23,216	117,937

Rio Tinto PLC (United Kingdom)	44,675	1,976,673

Rio Tinto, Ltd. (Australia)	49,552	2,908,495

Sealed Air Corp.	41,400	691,380

Siam Cement PCL NVDR (Thailand)	67,400	559,260

Sinofert Holdings, Ltd. (China)	64,000	16,327

SLC Agricola SA (Brazil)	1,985	16,490

Sociedad Quimica y Minera de Chile SA ADR (Chile)	1,545	73,866

Sterlite Industries (India), Ltd. (India)	110,228	249,927

Sterlite Industries (India), Ltd. ADR (India) S	33,060	304,483

Syngenta AG (Switzerland) †	9,500	2,463,782

Taiwan Fertilizer Co., Ltd. (Taiwan)	14,000	33,899

Uralkali (Russia) †	62,088	424,507

Uralkali (Russia)	36,955	255,426

Vale Fertilizantes SA (Preference) (Brazil)	4,617	59,604

Vale SA ADR (Brazil)	47,536	1,083,821

Vale SA ADR (Preference) (Brazil)	41,185	864,885

Vallourec SA (France)	1,292	74,177

Vilmorin & Cie (France)	217	21,229

Viterra, Inc. (Canada)	4,347	42,929

voestalpine AG (Austria)	29,367	852,603

W.R. Grace & Co. †	26,075	868,298

Weyerhaeuser Co. R	60,800	945,440

Wilmar International, Ltd. (Singapore)	14,000	55,587

Xstrata PLC (United Kingdom)	31,985	401,871

Yara International ASA (Norway)	1,446	55,354

Zijin Mining Group Co., Ltd. (China)	558,000	158,262

		47,836,068

23

COMMON STOCKS (51.5%)* cont.	Shares	Value

Capital goods (3.5%)
ABB, Ltd. (Switzerland) †	128,852	$2,202,927

AGCO Corp. †	2,172	75,086

Aisin Seiki Co., Ltd. (Japan)	29,400	977,326

American Axle & Manufacturing Holdings, Inc. †	13,002	99,205

Applied Industrial Technologies, Inc.	17,299	469,841

Autoliv, Inc. (Sweden)	19,300	936,050

AZZ, Inc.	3,284	127,321

BHI Co., Ltd. (South Korea)	16,024	213,934

Canon, Inc. (Japan)	36,350	1,646,600

Cascade Corp.	8,613	287,588

Changsha Zoomlion Heavy Industry Science and Technology
Development Co., Ltd. (China)	71,400	78,487

Chart Industries, Inc. †	12,037	507,600

Chongqing Machinery & Electric Co., Ltd. (China)	840,000	118,405

CNH Global NV (Netherlands) †	1,651	43,322

Daelim Industrial Co., Ltd. (South Korea)	5,613	449,158

Deere & Co.	1,306	84,328

Douglas Dynamics, Inc.	11,576	147,941

Dover Corp.	67,937	3,165,864

Ducommun, Inc.	3,105	46,513

Duoyuan Global Water, Inc. ADR (China) † F S	13,215	51,274

DXP Enterprises, Inc. †	10,301	193,968

Embraer SA ADR (Brazil)	20,445	518,690

Emerson Electric Co.	87,725	3,623,920

ESCO Technologies, Inc.	6,285	160,268

Esterline Technologies Corp. †	3,684	190,979

European Aeronautic Defense and Space Co. NV (France)	38,151	1,072,145

Exide Technologies †	22,324	89,296

Faurecia (France)	4,165	88,987

Franklin Electric Co., Inc.	6,920	251,058

Generac Holdings, Inc. †	5,176	97,361

Harbin Power Equipment Co., Ltd. (China)	364,000	296,795

Hitachi, Ltd. (Japan)	511,000	2,543,059

Honeywell International, Inc.	99,200	4,355,872

Hyundai Mobis (South Korea)	2,833	804,581

Invensys PLC (United Kingdom)	75,660	263,425

Kadant, Inc. †	5,335	94,750

KEPCO Engineering & Construction Co., Inc. (South Korea)	6,963	284,765

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)	11,360	279,287

Lindsay Corp.	2,508	134,930

LMI Aerospace, Inc. †	7,783	132,778

Lockheed Martin Corp.	49,653	3,606,794

Lonking Holdings, Ltd. (China)	1,100,000	347,833

LSB Industries, Inc. †	9,558	274,028

Meritor, Inc. †	8,001	56,487

Metso Corp. OYJ (Finland)	8,681	253,367

24

COMMON STOCKS (51.5%)* cont.	Shares	Value

Capital goods cont.
Mitsubishi Electric Corp. (Japan)	306,000	$2,711,643

MTU Aero Engines Holding AG (Germany)	3,099	194,616

NACCO Industries, Inc. Class A	1,255	79,567

National Presto Industries, Inc.	1,701	147,834

Newport Corp. †	7,323	79,162

Parker Hannifin Corp.	51,800	3,270,134

Polypore International, Inc. †	7,965	450,182

Powell Industries, Inc. †	6,180	191,395

Raytheon Co.	77,363	3,161,826

Regal-Beloit Corp.	33,000	1,497,540

Rheinmetall AG (Germany)	3,275	153,852

Schneider Electric SA (France)	6,209	334,845

SembCorp Industries, Ltd. (Singapore)	267,000	689,646

Singapore Technologies Engineering, Ltd. (Singapore)	108,000	229,150

SKF AB Class B (Sweden)	83,323	1,576,569

Societe BIC SA (France)	9,456	805,927

Standard Motor Products, Inc.	15,159	196,612

Tetra Tech, Inc. †	13,948	261,386

Thomas & Betts Corp. †	10,518	419,773

TriMas Corp. †	24,738	367,359

United Technologies Corp.	10,346	727,945

Valmont Industries, Inc.	7,104	553,686

Vinci SA (France)	5,959	256,307

Zebra Technologies Corp. Class A †	6,925	214,260

		50,315,409
Communication services (2.9%)
ADTRAN, Inc.	13,573	359,142

Allot Communications, Ltd. (Israel) †	8,399	81,890

American Tower Corp. Class A †	40,700	2,189,660

Aruba Networks, Inc. †	7,313	152,915

AT&T, Inc.	129,906	3,704,919

BCE, Inc. (Canada)	6,482	243,944

Bharti Airtel, Ltd. (India) †	48,277	366,852

British Sky Broadcasting Group PLC (United Kingdom)	11,291	116,133

BroadSoft, Inc. †	4,471	135,695

BT Group PLC (United Kingdom)	844,454	2,267,800

China Mobile, Ltd. (China)	20,500	199,988

Cincinnati Bell, Inc. †	167,900	518,811

Deutsche Telekom AG (Germany)	56,913	670,607

DIRECTV Class A †	96,763	4,088,237

EchoStar Corp. Class A †	47,111	1,065,180

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)	21,130	406,539

France Telecom SA (France)	65,369	1,073,706

GeoEye, Inc. †	6,206	175,940

HSN, Inc. †	5,317	176,152

IAC/InterActiveCorp. †	104,200	4,121,110

InterDigital, Inc.	2,517	117,242

25

COMMON STOCKS (51.5%)* cont.	Shares	Value

Communication services cont.
Iridium Communications, Inc. † S	44,537	$276,129

Kabel Deutschland Holding AG (Germany) †	9,329	503,722

Loral Space & Communications, Inc. †	5,130	257,013

MetroPCS Communications, Inc. †	38,400	334,464

NeuStar, Inc. Class A †	12,120	304,697

NII Holdings, Inc. †	91,164	2,456,870

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	56,100	2,697,780

NTELOS Holdings Corp.	14,325	253,982

NTT DoCoMo, Inc. (Japan)	527	961,229

Premiere Global Services, Inc. †	20,398	130,955

Qualcomm, Inc.	21,994	1,069,568

Tele2 AB Class B (Sweden)	32,977	605,416

Telecity Group PLC (United Kingdom) †	14,000	121,037

Telecom Corp. of New Zealand, Ltd. (New Zealand)	717,212	1,420,116

Telenet Group Holding NV (Belgium) †	7,865	288,639

USA Mobility, Inc.	14,757	194,792

Verizon Communications, Inc.	168,285	6,192,888

Virgin Media, Inc. (United Kingdom)	7,800	189,930

Vodafone Group PLC (United Kingdom)	284,450	735,891

		41,227,580
Conglomerates (0.7%)
3M Co.	6,746	484,295

General Electric Co.	296,413	4,517,334

Marubeni Corp. (Japan)	45,000	251,795

Mitsui & Co., Ltd. (Japan)	58,000	839,984

Siemens AG (Germany)	16,582	1,500,571

SPX Corp.	36,531	1,655,220

		9,249,199
Consumer cyclicals (6.5%)
99 Cents Only Stores †	12,308	226,713

Advance America Cash Advance Centers, Inc.	14,785	108,818

Advance Auto Parts, Inc.	33,200	1,928,920

Aeropostale, Inc. †	3,665	39,619

Alliance Data Systems Corp. † S	3,813	353,465

AMERCO †	1,100	68,695

ANN, Inc. †	16,102	367,770

Apollo Tyres, Ltd. (India)	516,048	577,583

Arbitron, Inc.	4,087	135,198

Asahi Diamond Industrial Co., Ltd. (Japan)	18,200	253,068

Ascena Retail Group, Inc. †	10,787	292,004

Audiovox Corp. Class A †	47,126	258,722

Bayerische Motoren Werke (BMW) AG (Germany)	6,048	401,416

Big Lots, Inc. †	13,752	478,982

BR Malls Participacoes SA (Brazil)	120,661	1,230,405

Brunswick Corp.	15,863	222,717

Bunzl PLC (United Kingdom)	46,930	558,424

Burberry Group PLC (United Kingdom)	91,248	1,654,744

26

COMMON STOCKS (51.5%)* cont.	Shares	Value

Consumer cyclicals cont.
Cash America International, Inc.	4,995	$255,544

Cato Corp. (The) Class A	5,032	113,522

Christian Dior SA (France)	6,023	674,930

CJ O Shopping Co., Ltd. (South Korea)	1,423	315,196

Coach, Inc.	44,282	2,295,136

Compass Group PLC (United Kingdom)	84,046	680,878

Conn’s, Inc. † S	26,258	188,532

Ctrip.com Int’l, Ltd. ADR (China) †	5,100	164,016

Daimler AG (Registered Shares) (Germany)	17,108	759,060

Deluxe Corp.	17,609	327,527

DG FastChannel, Inc. †	8,448	143,194

Dillards, Inc. Class A	5,200	226,096

Dongfeng Motor Group Co., Ltd. (China)	50,000	66,286

DSW, Inc. Class A	16,120	744,422

Dun & Bradstreet Corp. (The)	33,300	2,039,958

Elders, Ltd. (Australia) †	44,692	12,362

Expedia, Inc.	77,200	1,987,900

Express, Inc.	8,373	169,888

EZCORP, Inc. Class A †	21,951	626,482

FelCor Lodging Trust, Inc. † R	48,638	113,327

Fiat Industrial SpA (Italy) †	16,078	120,085

Fiat SpA (Italy)	77,147	417,644

Finish Line, Inc. (The) Class A	23,538	470,525

First Cash Financial Services, Inc. †	1,886	79,118

Foot Locker, Inc.	98,600	1,980,874

GameStop Corp. Class A † S	91,739	2,119,171

Genesco, Inc. †	5,550	285,992

Genting Bhd (Malaysia)	248,000	701,937

Global Payments, Inc.	10,855	438,433

GNC Holdings, Inc. Class A †	26,390	530,967

GOME Electrical Appliances Holdings, Ltd. (China)	382,000	86,965

Gordmans Stores, Inc. †	4,563	54,619

Harman International Industries, Inc.	35,800	1,023,164

Healthcare Services Group, Inc.	17,018	274,671

Helen of Troy, Ltd. (Bermuda) †	3,586	90,080

Hillenbrand, Inc.	18,919	348,110

Home Inns & Hotels Management, Inc. ADR (China) †	18,600	479,322

Hyundai Department Store Co., Ltd. (South Korea)	2,167	298,257

Iconix Brand Group, Inc. †	10,936	172,789

Indofood Agri Resources, Ltd. (Singapore) †	7,000	6,498

Industria de Diseno Textil (Inditex) SA (Spain)	12,495	1,071,841

Interpublic Group of Companies, Inc. (The)	198,100	1,426,320

Intersections, Inc.	7,516	96,581

JB Hi-Fi, Ltd. (Australia) S	6,278	91,160

Jos. A. Bank Clothiers, Inc. †	5,161	240,657

Kia Motors Corp. (South Korea)	9,460	565,453

27

COMMON STOCKS (51.5%)* cont.	Shares	Value

Consumer cyclicals cont.
Kimberly-Clark Corp.	64,400	$4,573,044

Kingfisher PLC (United Kingdom)	246,915	948,197

Knology, Inc. †	39,675	514,982

La-Z-Boy, Inc. †	29,338	217,395

Leapfrog Enterprises, Inc. †	56,130	189,158

Lewis Group, Ltd. (South Africa)	32,665	282,480

LG Corp. (South Korea)	2,625	130,853

Limited Brands, Inc.	86,300	3,323,413

LS Corp. (South Korea)	1,840	111,233

M6-Metropole Television (France)	23,310	379,730

Maidenform Brands, Inc. †	12,889	301,731

MasTec, Inc. †	16,447	289,632

Media Nusantara Citra Tbk PT (Indonesia)	623,000	71,357

Men’s Wearhouse, Inc. (The)	6,686	174,371

Moody’s Corp.	27,038	823,307

National CineMedia, Inc.	19,956	289,562

News Corp. Class A	80,490	1,245,180

Next PLC (United Kingdom)	68,369	2,681,027

Nissan Motor Co., Ltd. (Japan)	128,200	1,133,597

Nu Skin Enterprises, Inc. Class A	7,286	295,229

Omnicom Group, Inc.	77,600	2,858,784

OPAP SA (Greece)	48,287	490,756

PCD Stores Group, Ltd. (China)	1,968,000	239,741

Perry Ellis International, Inc. †	15,204	285,835

Peugeot SA (France)	58,587	1,248,608

Porsche Automobil Holding SE (Preference) (Germany)	8,757	419,904

PPR SA (France)	2,303	297,588

PVH Corp.	3,067	178,622

R. R. Donnelley & Sons Co.	77,900	1,099,948

Randstad Holding NV (Netherlands)	6,061	193,670

Rent-A-Center, Inc.	6,074	166,731

Select Comfort Corp. †	14,344	200,386

Signet Jewelers, Ltd. (Bermuda) †	5,272	178,194

Sinclair Broadcast Group, Inc. Class A	46,789	335,477

Sonic Automotive, Inc. Class A	63,090	680,741

Sony Corp. (Japan)	85,600	1,643,734

Sotheby’s Holdings, Inc. Class A	4,043	111,466

Steven Madden, Ltd. †	21,777	655,488

Suzuki Motor Corp. (Japan)	56,900	1,252,396

Swire Pacific, Ltd. (Hong Kong)	156,500	1,607,487

Time Warner, Inc.	122,967	3,685,321

TJX Cos., Inc. (The)	73,200	4,060,404

TNS, Inc. †	17,856	335,693

Town Sports International Holdings, Inc. †	21,650	157,179

Trump Entertainment Resorts, Inc. F	163	693

TRW Automotive Holdings Corp. †	25,000	818,250

28

COMMON STOCKS (51.5%)* cont.	Shares	Value

Consumer cyclicals cont.
TUI Travel PLC (United Kingdom)	171,985	$397,035

Valeo SA (France)	23,523	989,452

ValueClick, Inc. †	5,986	93,142

VF Corp.	23,560	2,863,011

Viacom, Inc. Class B	56,301	2,181,101

Volkswagen AG (Preference) (Germany)	6,787	899,428

Wal-Mart Stores, Inc.	139,629	7,246,745

Walt Disney Co. (The)	23,800	717,808

Warnaco Group, Inc. (The) †	9,412	433,799

Williams-Sonoma, Inc.	52,400	1,613,396

WPP PLC (Ireland)	53,991	498,823

Yamada Denki Co., Ltd. (Japan)	2,020	141,114

		93,786,180
Consumer staples (5.2%)
AFC Enterprises †	55,349	654,779

Ajinomoto Co., Inc. (Japan)	31,000	366,833

American Greetings Corp. Class A	10,675	197,488

Anheuser-Busch InBev NV (Belgium)	23,232	1,234,142

Associated British Foods PLC (United Kingdom)	14,754	253,508

Avis Budget Group, Inc. †	36,243	350,470

Beacon Roofing Supply, Inc. †	18,973	303,378

BRF — Brasil Foods SA ADR (Brazil)	2,498	43,790

Brinker International, Inc.	20,407	426,914

British American Tobacco (BAT) PLC (United Kingdom)	15,408	654,261

Bunge, Ltd.	1,011	58,931

Carlsberg A/S Class B (Denmark)	2,333	138,620

CEC Entertainment, Inc.	2,500	71,175

Chaoda Modern Agriculture Holdings, Ltd. (China)	72,000	9,577

Cheesecake Factory, Inc. (The) †	5,118	126,159

Chiquita Brands International, Inc. †	879	7,331

Coca-Cola Bottling Co. Consolidated	2,313	128,279

Coca-Cola Co. (The)	51,200	3,459,072

Core-Mark Holding Co., Inc. †	6,211	190,243

Corn Products International, Inc.	1,042	40,888

Costco Wholesale Corp.	13,600	1,116,832

CVS Caremark Corp.	69,900	2,347,242

Danone (France)	8,370	515,965

Darling International, Inc. †	10,277	129,387

DeNA Co., Ltd. (Japan)	5,700	238,600

DineEquity, Inc. † S	11,890	457,646

Domino’s Pizza, Inc. †	16,010	436,273

Dr. Pepper Snapple Group, Inc.	93,300	3,618,174

Elizabeth Arden, Inc. †	18,753	533,335

Energizer Holdings, Inc. †	19,727	1,310,662

Genuine Parts Co.	50,500	2,565,400

Geo Group, Inc. (The) †	17,656	327,695

Glanbia PLC (Ireland)	3,131	18,640

29

COMMON STOCKS (51.5%)* cont.	Shares	Value

Consumer staples cont.
Heineken Holding NV (Netherlands)	17,776	$686,850

Henkel AG & Co. KGaA (Germany)	4,006	213,220

Imperial Tobacco Group PLC (United Kingdom)	3,639	123,116

Indofood Sukses Makmur Tbk PT (Indonesia)	69,000	38,920

IOI Corp. Bhd (Malaysia)	27,000	39,006

Jack in the Box, Inc. †	9,593	191,093

Japan Tobacco, Inc. (Japan)	426	1,988,654

Kao Corp. (Japan)	35,100	976,930

Kerry Group PLC Class A (Ireland)	39,595	1,388,571

Koninklijke Ahold NV (Netherlands)	165,293	1,946,810

Kroger Co. (The)	83,900	1,842,444

Kuala Lumpur Kepong Bhd (Malaysia)	6,400	41,748

Lawson, Inc. (Japan)	5,000	282,768

Lincoln Educational Services Corp.	7,491	60,602

Lorillard, Inc.	18,000	1,992,600

Maple Leaf Foods, Inc. (Canada)	2,025	22,073

McDonald’s Corp.	18,462	1,621,333

MEIJI Holdings Co., Ltd. (Japan)	14,400	682,473

MWI Veterinary Supply, Inc. †	2,564	176,454

Nestle SA (Switzerland)	23,342	1,284,534

Nippon Meat Packers, Inc. (Japan)	158,000	2,053,510

Olam International, Ltd. (Singapore)	135,000	230,380

Omega Protein Corp. †	12,668	115,025

Papa John’s International, Inc. †	5,113	155,435

PepsiCo, Inc.	36,043	2,231,062

Philip Morris International, Inc.	92,742	5,785,246

Prestige Brands Holdings, Inc. †	22,216	201,055

Procter & Gamble Co. (The)	83,123	5,251,711

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)	97,000	22,226

Rakuten, Inc. (Japan)	319	372,735

Reckitt Benckiser Group PLC (United Kingdom)	57,693	2,922,111

Safeway, Inc.	164,680	2,738,628

Sally Beauty Holdings, Inc. †	13,372	221,975

Shutterfly, Inc. †	1,872	77,089

Smithfield Foods, Inc. †	1,140	22,230

Spartan Stores, Inc.	10,414	161,209

Spectrum Brands Holdings, Inc. †	4,235	100,031

Suedzucker AG (Germany)	7,450	211,746

Synergy Co. (Russia) †	25,391	761,730

Tate & Lyle PLC (United Kingdom)	3,554	34,445

Tesco PLC (United Kingdom)	52,817	309,515

Tyson Foods, Inc. Class A	1,994	34,616

Unilever NV (Netherlands)	46,211	1,466,147

Unilever PLC (United Kingdom)	9,077	284,864

USANA Health Sciences, Inc. †	4,793	131,808

W.W. Grainger, Inc. S	27,600	4,127,304

30

COMMON STOCKS (51.5%)* cont.	Shares	Value

Consumer staples cont.
Walgreen Co.	61,800	$2,032,602

WM Morrison Supermarkets PLC (United Kingdom)	80,381	363,117

Wolseley PLC (Switzerland)	88,149	2,198,321

Yamazaki Baking Co., Inc. (Japan)	103,000	1,564,564

Zhongpin, Inc. (China) †	86,571	657,940

		74,772,265
Energy (5.3%)
BG Group PLC (United Kingdom)	66,039	1,259,833

BP PLC (United Kingdom)	243,553	1,463,478

Cairn Energy PLC (United Kingdom) †	14,996	65,110

Caltex Australia, Ltd. (Australia)	74,725	772,073

Cameron International Corp. †	87,400	3,630,596

Canadian Natural Resources, Ltd. (Canada)	13,000	383,151

Chevron Corp.	54,785	5,068,708

Cimarex Energy Co.	47,300	2,634,610

Clayton Williams Energy, Inc. † S	3,635	155,614

CNOOC, Ltd. (China)	628,000	1,009,261

Compagnie Generale de Geophysique-Veritas (France) †	52,772	928,209

Complete Production Services, Inc. †	15,728	296,473

Compton Petroleum Corp. (Canada) †	12,720	75,999

ConocoPhillips	26,079	1,651,322

Contango Oil & Gas Co. †	4,506	246,523

CVR Energy, Inc. †	15,953	337,246

Deepocean Group (Shell) (acquired 6/9/11, cost $122,420) (Norway) ‡	8,432	118,048

Energy Partners, Ltd. †	17,620	195,053

ENI SpA (Italy)	74,571	1,312,447

Eurasia Drilling Co., Ltd. (Cayman Islands)	19,737	359,112

Exxon Mobil Corp.	192,396	13,973,721

First Solar, Inc. † S	2,674	169,024

Gazprom OAO ADR (LSE) (Russia)	190,618	1,823,348

Gazprom OAO ADR (OTC) (Russia)	22,600	215,830

Halliburton Co.	136,083	4,153,253

Helix Energy Solutions Group, Inc. †	33,455	438,261

Hidili Industry International Development, Ltd. (China)	239,000	67,564

Inpex Corp. (Japan)	113	696,758

Lukoil OAO ADR (Russia)	29,631	1,491,669

Marathon Oil Corp.	71,900	1,551,602

Marathon Petroleum Corp.	35,900	971,454

Murphy Oil Corp.	59,400	2,623,104

New World Resources PLC Class A (Czech Republic)	33,105	235,589

Nexen, Inc. (Canada)	11,682	182,391

Occidental Petroleum Corp.	8,166	583,869

Oceaneering International, Inc.	97,000	3,427,980

OGX Petroleo e Gas Participacoes SA (Brazil) †	149,806	914,494

Pacific Rubiales Energy Corp. (Colombia)	25,500	542,241

Peabody Energy Corp.	77,200	2,615,536

Petrofac, Ltd. (United Kingdom)	32,158	596,043

31

COMMON STOCKS (51.5%)* cont.	Shares	Value

Energy cont.
Petroleo Brasileiro SA ADR (Preference) (Brazil)	38,051	$788,417

Petroleo Brasileiro SA ADR (Brazil)	32,666	733,352

Petroquest Energy, Inc. † S	10,885	59,868

Rosetta Resources, Inc. † S	21,469	734,669

Royal Dutch Shell PLC Class B (United Kingdom)	83,261	2,590,796

Sasol, Ltd. (South Africa)	26,283	1,074,972

Schlumberger, Ltd.	15,500	925,815

Stallion Oilfield Holdings, Ltd.	1,034	34,122

Statoil ASA (Norway)	115,175	2,470,310

Stone Energy Corp. †	30,363	492,184

Swift Energy Co. †	9,408	228,991

Technip SA (France)	6,678	535,324

TETRA Technologies, Inc. †	16,177	124,886

Total SA (France)	11,707	517,037

Tullow Oil PLC (United Kingdom)	28,981	589,061

Unit Corp. †	5,684	209,853

Vaalco Energy, Inc. †	32,834	159,573

Valero Energy Corp.	197,600	3,513,328

W&T Offshore, Inc.	15,219	209,413

Walter Energy, Inc.	10,686	641,267

Western Refining, Inc. †	13,457	167,674

		76,037,509
Financials (8.5%)
3i Group PLC (United Kingdom)	112,322	327,340

ACE, Ltd.	6,796	411,838

Affiliated Managers Group †	19,900	1,553,195

Aflac, Inc.	39,300	1,373,535

African Bank Investments, Ltd. (South Africa)	131,723	535,926

Agree Realty Corp. R	10,033	218,519

Agricultural Bank of China, Ltd. (China)	1,636,000	525,945

AIA Group, Ltd. (Hong Kong)	278,800	789,359

Allianz SE (Germany)	10,500	989,718

Allied World Assurance Co. Holdings AG	39,101	2,100,115

American Capital Agency Corp. R	7,039	190,757

American Equity Investment Life Holding Co. S	31,988	279,895

American Express Co.	36,000	1,616,400

American Financial Group, Inc.	6,432	199,842

American Safety Insurance Holdings, Ltd. †	16,226	298,558

Annaly Capital Management, Inc. R	114,700	1,907,461

Anworth Mortgage Asset Corp. R	26,718	181,682

Arch Capital Group, Ltd. †	19,750	645,331

Arlington Asset Investment Corp. Class A	6,828	164,213

Ashford Hospitality Trust, Inc. R	25,442	178,603

Aspen Insurance Holdings, Ltd.	10,303	237,381

Assurant, Inc.	44,600	1,596,680

Assured Guaranty, Ltd. (Bermuda)	47,971	527,201

Australia & New Zealand Banking Group, Ltd. (Australia)	152,522	2,839,735

32

COMMON STOCKS (51.5%)* cont.	Shares	Value

Financials cont.
AvalonBay Communities, Inc. R	6,000	$684,300

Aviva PLC (United Kingdom)	38,450	182,014

AXA SA (France)	28,328	368,432

Banca Monte dei Paschi di Siena SpA (Italy)	563,068	313,841

Banco Bradesco SA ADR (Brazil)	151,941	2,247,207

Banco Latinoamericano de Exportaciones SA Class E (Panama)	22,547	343,391

Banco Santander Central Hispano SA (Spain)	20,065	164,308

Bank of America Corp.	315,805	1,932,727

Bank of Marin Bancorp.	4,198	138,702

Bank of the Ozarks, Inc.	22,650	474,065

Barclays PLC (United Kingdom)	763,459	1,877,584

Barratt Developments PLC (United Kingdom) †	119,189	144,576

Berkshire Hathaway, Inc. Class B †	39,100	2,777,664

BNP Paribas SA (France)	45,050	1,786,181

Broadridge Financial Solutions, Inc.	115,100	2,318,114

C C Land Holdings, Ltd. (China)	1,637,000	231,832

Cardtronics, Inc. †	10,690	245,015

CBL & Associates Properties, Inc. R	25,809	293,190

CBOE Holdings, Inc.	10,020	245,189

CFS Retail Property Trust (Australia) R	103,389	173,853

Cheung Kong Holdings, Ltd. (Hong Kong)	37,000	395,063

China Construction Bank Corp. (China)	4,420,000	2,638,278

China Overseas Land & Investment, Ltd. (China)	194,000	277,673

Chubb Corp. (The)	20,300	1,217,797

Citigroup, Inc.	122,083	3,127,766

Citizens & Northern Corp.	12,608	187,355

CNO Financial Group, Inc. †	43,761	236,747

Commerzbank AG (Germany) †	98,323	247,931

CommonWealth REIT R	39,450	748,367

Community Bank System, Inc.	9,373	212,673

CubeSmart R	16,150	137,760

DBS Group Holdings, Ltd. (Singapore)	20,000	179,467

Deutsche Bank AG (Germany)	26,578	927,586

Dexus Property Group (Australia)	164,331	129,945

DFC Global Corp. †	9,889	216,075

DnB NOR ASA (Norway)	17,307	173,439

E*Trade Financial Corp. †	25,726	234,364

East West Bancorp, Inc.	27,872	415,572

Education Realty Trust, Inc. R	15,850	136,152

Endurance Specialty Holdings, Ltd. (Bermuda)	34,000	1,161,100

Equity Residential Trust R	12,900	669,123

Extra Space Storage, Inc. R	8,107	151,033

Fifth Third Bancorp	115,500	1,166,550

Financial Institutions, Inc.	13,027	185,765

First Financial Bancorp	14,585	201,273

First Industrial Realty Trust † R	17,697	141,576

33

COMMON STOCKS (51.5%)* cont.	Shares	Value

Financials cont.
Flagstone Reinsurance Holdings SA (Luxembourg)	23,673	$183,466

Flushing Financial Corp.	22,873	247,028

Glimcher Realty Trust R	37,212	263,461

Goldman Sachs Group, Inc. (The)	15,004	1,418,628

Guangzhou R&F Properties Co., Ltd. (China)	502,000	361,910

Hang Lung Group, Ltd. (Hong Kong)	218,000	1,107,508

Hartford Financial Services Group, Inc. (The)	106,500	1,718,910

Heartland Financial USA, Inc.	8,734	123,848

Henderson Land Development Co., Ltd. (Hong Kong)	28,000	124,252

Home Bancshares, Inc.	9,686	205,537

HSBC Holdings PLC (London Exchange) (United Kingdom)	302,530	2,309,899

Hudson City Bancorp, Inc.	160,400	907,864

Huntington Bancshares, Inc.	187,200	898,560

ICICI Bank, Ltd. (India)	20,620	362,613

Industrial and Commercial Bank of China, Ltd. (China)	3,651,000	1,765,345

Industrial Bank of Korea (IBK) (South Korea)	64,930	730,164

ING Groep NV GDR (Netherlands) †	76,341	538,192

Interactive Brokers Group, Inc. Class A	11,786	164,179

International Bancshares Corp.	16,404	215,713

Intesa Sanpaolo SpA (Italy)	836,124	1,308,648

Invesco Mortgage Capital, Inc. R	9,751	137,782

Israel Corp., Ltd. (The) (Israel)	1,761	1,138,649

Itau Unibanco Holding SA ADR (Preference) (Brazil)	90,230	1,400,370

JPMorgan Chase & Co.	149,174	4,493,121

Julius Baer Group, Ltd. (Switzerland) †	3,866	128,975

Kasikornbank PCL NVDR (Thailand)	192,900	713,349

KB Financial Group, Inc. (South Korea)	30,731	1,003,660

Kinnevik Investment AB Class B (Sweden)	51,775	963,213

Lexington Realty Trust R	37,767	246,996

LIC Housing Finance, Ltd. (India)	163,054	700,279

Lloyds Banking Group PLC (United Kingdom) †	3,124,435	1,659,792

LSR Group OJSC GDR (Russia)	80,765	293,654

LTC Properties, Inc. R	14,195	359,417

Macquarie Group, Ltd. (Australia)	5,148	110,401

Maiden Holdings, Ltd. (Bermuda)	21,593	159,572

MainSource Financial Group, Inc.	19,392	169,098

MarketAxess Holdings, Inc.	2,391	62,214

Merchants Bancshares, Inc.	5,931	158,832

MFA Financial, Inc. R	22,329	156,750

Mission West Properties R	18,575	140,984

Mitsubishi Estate Co., Ltd. (Japan)	21,000	340,066

Mitsubishi UFJ Financial Group, Inc. (Japan)	116,300	523,024

Mizuho Financial Group, Inc. (Japan)	1,066,020	1,540,593

Morgan Stanley	112,200	1,514,700

Nasdaq OMX Group, Inc. (The) †	67,300	1,557,322

National Australia Bank, Ltd. (Australia)	53,129	1,131,631

34

COMMON STOCKS (51.5%)* cont.	Shares	Value

Financials cont.
National Bank of Canada (Canada)	4,229	$283,108

National Financial Partners Corp. †	10,559	115,515

National Health Investors, Inc. R	15,054	634,225

Nelnet, Inc. Class A	11,717	220,045

Newcastle Investment Corp. R	49,213	200,297

Omega Healthcare Investors, Inc. R	10,671	169,989

Oriental Financial Group (Puerto Rico)	16,387	158,462

ORIX Corp. (Japan)	8,910	694,761

PDG Realty SA Empreendimentos e Participacoes (Brazil)	340,110	1,106,709

Persimmon PLC (United Kingdom)	44,109	312,157

Ping An Insurance (Group) Co. of China, Ltd. (China)	43,000	240,425

PNC Financial Services Group, Inc.	69,500	3,349,205

Popular, Inc. (Puerto Rico) †	78,828	118,242

Portfolio Recovery Associates, Inc. †	2,572	160,030

Protective Life Corp.	10,076	157,488

Prudential PLC (United Kingdom)	76,214	653,522

PS Business Parks, Inc. R	6,847	339,200

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	717,500	470,765

Rayonier, Inc. R	87,150	3,206,249

RenaissanceRe Holdings, Ltd.	14,295	912,021

Republic Bancorp, Inc. Class A	4,708	83,379

Rossi Residencial SA (Brazil)	202,379	943,221

Saul Centers, Inc. R	5,110	172,769

Sberbank of Russia ADR (Russia) †	228,171	1,990,271

Sberbank OJSC (Russia)	79,009	170,857

SCOR (France)	6,827	147,427

Shinhan Financial Group Co., Ltd. (South Korea)	12,407	433,877

Simon Property Group, Inc. R	11,100	1,220,778

Soho China, Ltd. (China)	254,000	157,870

Southside Bancshares, Inc.	15,223	274,166

Standard Chartered PLC (United Kingdom)	47,367	947,144

Starwood Property Trust, Inc. R	7,561	129,747

State Street Corp.	23,100	742,896

Swiss Life Holding AG (Switzerland) †	10,450	1,143,483

Swiss Re AG (Switzerland) †	5,797	270,102

Symetra Financial Corp.	21,659	176,521

Tokio Marine Holdings, Inc. (Japan)	71,300	1,808,408

Transatlantic Holdings, Inc.	3,414	165,647

Travelers Cos., Inc. (The)	17,600	857,648

U.S. Bancorp	95,500	2,248,070

Universal Health Realty Income Trust R	3,323	111,686

Urstadt Biddle Properties, Inc. Class A R	10,581	168,979

Virginia Commerce Bancorp, Inc. †	31,827	186,824

Warsaw Stock Exchange (Poland)	8,054	103,022

Washington Banking Co.	12,405	120,701

Webster Financial Corp.	9,872	151,042

35

COMMON STOCKS (51.5%)* cont.	Shares	Value

Financials cont.
Wells Fargo & Co.	102,385	$2,469,526

Westfield Retail Trust (Australia) R	348,178	809,735

Westpac Banking Corp. (Australia)	64,624	1,245,223

Wheelock and Co., Ltd. (Hong Kong)	122,000	356,758

World Acceptance Corp. †	3,934	220,107

Yuanta Financial Holding Co., Ltd. (Taiwan)	631,578	316,530

		121,754,842
Health care (6.0%)
Abbott Laboratories	25,400	1,298,956

Aetna, Inc.	84,527	3,072,556

Air Methods Corp. †	1,845	117,471

Akorn, Inc. †	12,824	100,155

Allergan, Inc. S	54,100	4,456,758

Amedisys, Inc. †	3,170	46,979

AmerisourceBergen Corp.	66,700	2,485,909

AmSurg Corp. †	8,617	193,883

Astellas Pharma, Inc. (Japan)	19,600	739,849

AstraZeneca PLC (United Kingdom)	74,362	3,298,521

AVEO Pharmaceuticals, Inc. †	8,487	130,615

Bayer AG (Germany)	3,751	206,486

BioMarin Pharmaceuticals, Inc. † S	6,516	207,665

BioMerieux (France)	6,025	526,071

Biotest AG (Preference) (Germany)	3,583	174,759

Cardinal Health, Inc.	72,300	3,027,924

Centene Corp. †	9,808	281,195

Coloplast A/S Class B (Denmark)	4,126	596,517

Computer Programs & Systems, Inc.	3,666	242,506

Conmed Corp. †	17,376	399,822

Cooper Companies, Inc. (The)	5,105	404,061

Cubist Pharmaceuticals, Inc. †	14,214	502,038

Elan Corp. PLC ADR (Ireland) †	79,302	835,050

Eli Lilly & Co.	83,959	3,103,964

Endo Pharmaceuticals Holdings, Inc. †	15,713	439,807

Forest Laboratories, Inc. †	108,389	3,337,297

Gentiva Health Services, Inc. †	6,213	34,296

Gilead Sciences, Inc. †	116,100	4,504,680

GlaxoSmithKline PLC (United Kingdom)	142,743	2,952,527

Greatbatch, Inc. †	8,658	173,247

Grifols SA (Spain) †	12,953	242,703

Health Net, Inc. †	41,200	976,852

HealthSpring, Inc. †	6,775	247,017

Healthways, Inc. †	10,062	98,909

Hi-Tech Pharmacal Co., Inc. †	7,953	267,221

Human Genome Sciences, Inc. †	9,463	120,085

Humana, Inc.	39,100	2,843,743

Impax Laboratories, Inc. †	17,318	310,165

InterMune, Inc. †	6,257	126,391

36

COMMON STOCKS (51.5%)* cont.	Shares	Value

Health care cont.
ISTA Pharmaceuticals, Inc. †	41,988	$144,859

Jazz Pharmaceuticals, Inc. †	25,449	1,056,642

Johnson & Johnson	77,333	4,926,885

Kensey Nash Corp. †	8,799	215,576

Kindred Healthcare, Inc. †	14,604	125,886

Laboratory Corp. of America Holdings †	24,500	1,936,725

Lincare Holdings, Inc.	7,464	167,940

Magellan Health Services, Inc. †	9,644	465,805

Medco Health Solutions, Inc. †	65,100	3,052,539

Medicines Co. (The) †	9,669	143,875

Medicis Pharmaceutical Corp. Class A	8,906	324,891

Merck & Co., Inc.	71,118	2,326,270

Metropolitan Health Networks, Inc. †	22,629	102,736

Mitsubishi Tanabe Pharma (Japan)	38,100	706,703

Molina Healthcare, Inc. †	13,964	215,604

Momenta Pharmaceuticals, Inc. †	5,629	64,734

Neurocrine Biosciences, Inc. †	21,779	130,238

Novartis AG (Switzerland)	48,353	2,701,540

Omnicare, Inc.	19,035	484,060

Onyx Pharmaceuticals, Inc. †	4,891	146,779

OraSure Technologies, Inc. †	68,596	546,024

Orion Oyj Class B (Finland)	22,938	462,514

Par Pharmaceutical Cos., Inc. †	26,200	697,444

Pfizer, Inc.	206,519	3,651,256

Questcor Pharmaceuticals, Inc. †	5,912	161,161

Roche Holding AG (Switzerland)	6,083	979,724

RTI Biologics, Inc. †	59,096	194,426

Salix Pharmaceuticals, Ltd. †	5,063	149,865

Sanofi (France)	56,674	3,727,414

Sanofi CVR (France) †	128,000	135,680

Sciclone Pharmaceuticals, Inc. †	18,192	69,312

Sequenom, Inc. †	27,149	138,188

Sirona Dental Systems, Inc. †	3,897	165,272

SonoSite, Inc. †	12,517	379,766

Spectrum Pharmaceuticals, Inc. †	10,703	81,664

STAAR Surgical Co. †	20,825	162,435

Suzuken Co., Ltd. (Japan)	19,300	518,328

Synthes, Inc. (Switzerland)	5,183	838,965

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	16,864	627,678

Thoratec Corp. †	5,193	169,500

United Therapeutics Corp. †	3,199	119,931

UnitedHealth Group, Inc.	113,951	5,255,420

Viropharma, Inc. †	29,589	534,673

Waters Corp. †	45,200	3,412,148

Watson Pharmaceuticals, Inc. †	9,801	668,918

WellCare Health Plans, Inc. †	3,727	141,551

		86,554,194

37

COMMON STOCKS (51.5%)* cont.	Shares	Value

Technology (7.1%)
Acacia Research — Acacia Technologies (Tracking Stock) †	9,551	$343,740

Accenture PLC Class A	64,400	3,392,592

Acme Packet, Inc. †	2,752	117,208

Actuate Corp. †	53,430	294,934

Aixtron SE (Germany) S	9,400	136,999

Altek Corp. (Taiwan)	104,979	104,463

Amdocs, Ltd. (United Kingdom) †	49,088	1,331,267

Amkor Technologies, Inc. †	19,192	83,677

Analog Devices, Inc.	47,600	1,487,500

Anixter International, Inc.	7,864	373,068

Apple, Inc. †	39,953	15,229,285

Applied Materials, Inc.	347,900	3,600,765

AsiaInfo-Linkage, Inc. (China) † S	52,014	383,863

Asustek Computer, Inc. (Taiwan)	28,280	211,205

Baidu, Inc. ADR (China) †	1,600	171,056

Brooks Automation, Inc.	16,020	130,563

CA, Inc.	73,200	1,420,812

CACI International, Inc. Class A †	3,367	168,148

Cavium, Inc. †	2,763	74,629

Ceva, Inc. †	7,789	189,351

Cirrus Logic, Inc. †	13,106	193,182

Cisco Systems, Inc.	155,768	2,412,846

Coherent, Inc. †	1,946	83,600

Computershare, Ltd. (Australia)	31,279	223,291

Cypress Semiconductor Corp. †	11,898	178,113

Dell, Inc. †	202,893	2,870,936

DST Systems, Inc.	7,866	344,767

EnerSys †	13,664	273,553

Entegris, Inc. †	42,099	268,592

Entropic Communications, Inc. †	59,526	245,842

F-Secure OYJ (Finland)	2,568	6,699

F5 Networks, Inc. †	2,094	148,779

Fair Isaac Corp.	16,251	354,759

Fairchild Semiconductor Intl., Inc. †	27,264	294,451

FEI Co. †	15,130	453,295

Fujitsu, Ltd. (Japan)	375,000	1,767,606

Gemalto NV (Netherlands)	4,319	206,249

Google, Inc. Class A †	6,335	3,258,597

GT Advanced Technologies, Inc. †	15,811	110,993

Harris Corp.	79,000	2,699,430

Hewlett-Packard Co.	116,044	2,605,188

Hollysys Automation Technologies, Ltd. (China) † S	77,496	452,577

Hon Hai Precision Industry Co., Ltd. (Taiwan)	338,020	754,571

IBM Corp.	39,820	6,969,695

Infineon Technologies AG (Germany)	99,611	734,813

Infospace, Inc. †	12,089	101,064

38

COMMON STOCKS (51.5%)* cont.	Shares	Value

Technology cont.
Integrated Silicon Solutions, Inc. †	7,895	$61,660

Intel Corp.	137,453	2,931,872

KEMET Corp. †	14,530	103,890

Konami Corp. (Japan)	15,700	527,441

L-3 Communications Holdings, Inc.	44,300	2,745,271

Lenovo Group, Ltd. (China)	1,378,000	921,676

Lexmark International, Inc. Class A †	5,627	152,098

LG Display Co., Ltd. (South Korea)	10,600	173,582

LTX-Credence Corp. †	14,899	78,816

Magma Design Automation, Inc. †	45,596	207,462

Manhattan Associates, Inc. †	4,088	135,231

Microsoft Corp.	397,429	9,892,008

MicroStrategy, Inc. †	2,590	295,441

Monotype Imaging Holdings, Inc. †	18,495	224,344

Murata Manufacturing Co., Ltd. (Japan)	4,900	264,528

Nanometrics, Inc. †	8,992	130,384

NCI, Inc. †	180	2,147

NIC, Inc.	10,638	121,805

Nokia OYJ (Finland)	25,148	142,688

Nova Measuring Instruments, Ltd. (Israel) †	27,062	145,323

Novellus Systems, Inc. †	45,100	1,229,426

Omnivision Technologies, Inc. †	9,519	133,647

Oracle Corp.	79,338	2,280,174

Pace PLC (United Kingdom)	78,114	115,506

PC-Tel, Inc. †	8,988	55,276

Perfect World Co., Ltd. ADR (China) †	40,501	451,991

Photronics, Inc. †	30,130	150,047

Plantronics, Inc.	4,869	138,523

Polycom, Inc. †	15,714	288,666

QLogic Corp. †	155,268	1,968,798

RF Micro Devices, Inc. †	55,555	352,219

Rohm Co., Ltd. (Japan)	4,000	208,018

Samsung Electronics Co., Ltd. (South Korea)	4,211	2,949,861

SanDisk Corp. †	3,700	149,295

SAP AG (Germany)	10,448	533,484

Seagate Technology	101,600	1,044,448

Silicon Graphics International Corp. †	8,875	105,790

Skyworks Solutions, Inc. †	8,702	156,114

Skyworth Digital Holdings, Ltd. (China)	1,406,000	476,075

SouFun Holdings, Ltd. ADR (China) S	13,773	140,209

Sourcefire, Inc. † S	9,679	259,010

STEC, Inc. †	28,504	289,031

Synchronoss Technologies, Inc. † S	7,175	178,729

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	178,350	404,098

Tech Data Corp. †	13,661	590,565

TeleCommunication Systems, Inc. Class A †	45,375	156,544

39

COMMON STOCKS (51.5%)* cont.	Shares	Value

Technology cont.
Telefonaktiebolaget LM Ericsson Class B (Sweden)	28,220	$271,471

Tencent Holdings, Ltd. (China)	45,400	931,562

Teradata Corp. †	54,700	2,928,091

Teradyne, Inc. † S	174,400	1,920,144

TIBCO Software, Inc. †	17,445	390,594

Trend Micro, Inc. (Japan)	12,100	377,907

Tripod Technology Corp. (Taiwan)	148,180	384,459

TTM Technologies, Inc. †	18,348	174,489

Unimicron Technology Corp. (Taiwan)	597,000	836,791

Unisys Corp. †	4,112	64,517

Verint Systems, Inc. †	9,650	253,699

Websense, Inc. †	4,092	70,792

Western Digital Corp. †	44,700	1,149,684

Wistron Corp. (Taiwan)	372,285	416,891

Wistron NeWeb Corp. (Taiwan)	108,147	263,470

Zix Corp. †	10,920	29,156

		101,785,541
Transportation (0.7%)
AirAsia Bhd (Malaysia)	243,300	221,528

Alaska Air Group, Inc. †	7,732	435,234

Alexander & Baldwin, Inc.	11,005	402,013

Cebu Air, Inc. (Philippines)	240,760	389,688

Central Japan Railway Co. (Japan)	272	2,371,340

ComfortDelgro Corp., Ltd. (Singapore)	459,000	456,774

Deutsche Post AG (Germany)	14,235	182,239

Genesee & Wyoming, Inc. Class A †	10,295	478,923

Hitachi Transport System, Ltd. (Japan)	15,300	283,325

International Consolidated Airlines Group SA (United Kingdom) †	147,664	348,258

Samsung Heavy Industries Co., Ltd. (South Korea)	16,200	371,826

United Continental Holdings, Inc. †	113,700	2,203,506

US Airways Group, Inc. † S	29,128	160,204

Wabtec Corp.	3,866	204,395

Yangzijiang Shipbuilding Holdings, Ltd. (China)	1,805,000	1,204,231

		9,713,484
Utilities and power (1.8%)
AES Corp. (The) †	170,424	1,663,338

Alliant Energy Corp.	25,408	982,781

Ameren Corp.	24,300	723,411

American Electric Power Co., Inc.	28,188	1,071,708

Atco, Ltd. Class I (Canada)	5,200	308,364

Centrica PLC (United Kingdom)	116,035	534,381

China Power New Energy Development Co., Ltd. (China) †	9,262,000	327,283

China Resources Power Holdings Co., Ltd. (China)	138,000	208,343

China WindPower Group, Ltd. (China) †	10,800,000	501,538

Chubu Electric Power, Inc. (Japan)	15,100	284,110

CMS Energy Corp.	48,200	953,878

DPL, Inc.	53,700	1,618,518

40

COMMON STOCKS (51.5%)* cont.	Shares	Value

Utilities and power cont.
Electric Power Development Co. (Japan)	14,300	$421,638

Enel SpA (Italy)	204,150	904,751

Energias de Portugal (EDP) SA (Portugal)	522,049	1,606,086

Entergy Corp.	21,800	1,445,122

Exelon Corp.	93,100	3,966,991

Fortum OYJ (Finland)	15,026	353,467

GDF Suez (France)	6,085	182,085

International Power PLC (United Kingdom)	22,083	104,802

NRG Energy, Inc. †	52,000	1,102,920

Public Power Corp. SA (Greece)	19,553	156,682

Red Electrica Corp. SA (Spain)	48,063	2,197,011

RWE AG (Germany)	10,500	387,288

TECO Energy, Inc.	152,500	2,612,325

Toho Gas Co., Ltd. (Japan)	83,000	545,215

Tokyo Gas Co., Ltd. (Japan)	33,000	153,805

Westar Energy, Inc. S	35,114	927,712

		26,245,553

Total common stocks (cost $771,830,274)		$739,277,824

CORPORATE BONDS AND NOTES (12.2%)*	Principal amount	Value

Basic materials (1.0%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$90,000	$92,185

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	65,000	81,820

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021	40,000	42,098

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	285,000	324,682

Associated Materials, LLC company
guaranty sr. notes 9 1/8s, 2017	335,000	271,350

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018	335,000	303,175

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2019 (Canada)	210,000	258,053

Catalyst Paper Corp. 144A company guaranty sr. notes 11s,
2016 (Canada)	30,000	19,500

Celanese US Holdings, LLC company guaranty sr. unsec.
notes 6 5/8s, 2018 (Germany)	125,000	129,219

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	230,000	226,550

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.347s, 2013 (Netherlands)	105,000	93,450

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	275,000	287,375

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019	230,000	294,621

Dynacast International, LLC/Dynacast Finance, Inc. 144A
notes 9 1/4s, 2019	75,000	70,313

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	265,000	276,613

E.I. du Pont de Nemours & Co. sr. unsec. notes FRN 0.778s, 2014	50,000	50,152

Exopack Holding Corp. 144A sr. notes 10s, 2018	185,000	172,975

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	470,000	470,000

41

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount		Value

Basic materials cont.
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		$205,000	$193,725

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s,
2018 (Australia)		340,000	314,500

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017 (Indonesia)		2,059,000	2,205,704

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty notes 9s, 2020		125,000	91,563

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018		215,000	177,375

Huntsman International, LLC company guaranty sr. unsec.
sub. notes 8 5/8s, 2021		140,000	134,050

Huntsman International, LLC company guaranty sr. unsec.
sub. notes 8 5/8s, 2020		265,000	257,713

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		155,000	152,675

INEOS Group Holdings, Ltd. company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	85,000	79,045

International Paper Co. sr. unsec. notes 7.95s, 2018		$200,000	231,006

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		135,000	183,087

Lyondell Chemical Co. sr. notes 11s, 2018		864,579	933,745

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017		282,000	303,855

Momentive Performance Materials, Inc. notes 9s, 2021		430,000	294,550

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014
(In default) †		220,000	163,350

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A
company guaranty sr. sub. notes 8 3/8s, 2018		180,000	177,750

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)		55,000	53,488

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		450,000	441,000

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015		270,000	265,275

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014
(In default) † F		285,000	—

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	80,000	111,112

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$265,000	277,588

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013		165,000	150,150

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)		133,000	178,987

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 3 1/2s, 2020 (Australia)		145,000	142,581

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		275,000	351,348

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021 ∆		100,000	101,000

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s,
2015 (Ireland)	EUR	5,000	6,232

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)		$195,000	187,200

Smurfit Kappa Treasury company guaranty sr. unsec.
unsub. debs 7 1/2s, 2025 (Ireland)		55,000	50,050

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017		260,000	276,900

42

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount		Value

Basic materials cont.
Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		$315,000	$330,750

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		20,000	20,450

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		271,000	269,645

Styrolution GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		115,000	114,002

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		215,000	252,754

Thompson Creek Metals Co., Inc. 144A company
guaranty sr. notes 7 3/8s, 2018 (Canada)		130,000	117,000

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		305,000	298,900

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		270,000	257,850

Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes 8 3/4s, 2019		170,000	117,300

			13,729,386
Capital goods (0.6%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017		280,000	299,250

Allison Transmission 144A company guaranty 11s, 2015		270,000	279,450

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		415,000	423,300

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		135,000	126,900

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2017		15,000	14,100

American Axle & Manufacturing, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017		240,000	249,600

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s,
2017 (Ireland)	EUR	205,000	255,952

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		$75,000	78,563

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014		170,000	142,800

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018		155,000	131,750

Berry Plastics Corp. notes 9 3/4s, 2021		195,000	165,750

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		310,000	351,534

Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		240,000	242,400

Crown Americas, LLC/Crown Americas Capital Corp. III 144A
sr. notes 6 1/4s, 2021		110,000	110,000

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	65,000	84,343

Graham Packaging Co., LP/GPC Capital Corp. company
guaranty sr. unsec. notes 8 1/4s, 2017		$120,000	120,750

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041		155,000	186,745

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021		120,000	132,737

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		115,000	120,247

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		480,000	477,600

Kratos Defense & Security Solutions, Inc. 144A company
guaranty sr. notes 10s, 2017		20,000	19,900

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		805,000	1,015,531

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		410,000	377,200

43

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Capital goods cont.
Polypore International, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2017	$170,000	$170,850

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	65,000	68,699

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC
144A company guaranty sr. notes 8 3/4s, 2016	150,000	150,375

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 7 1/8s, 2019	195,000	181,350

Reynolds Group Issuer, Inc. 144A company
guaranty sr. unsec. notes 9s, 2019	105,000	89,250

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
sr. notes 7 7/8s, 2019	100,000	96,500

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec.
notes 9 7/8s, 2019	100,000	88,000

Ryerson Holding Corp. sr. disc. notes zero %, 2015	105,000	46,463

Ryerson, Inc. company guaranty sr. notes 12s, 2015	516,000	516,000

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	195,000	226,014

Tenneco, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015	130,000	132,600

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	110,000	110,550

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020	210,000	203,700

Terex Corp. sr. unsec. sub. notes 8s, 2017	435,000	384,975

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017	395,000	387,100

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017	221,000	229,840

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018	330,000	335,775

		8,824,443
Communication services (1.6%)
Adelphia Communications Corp. escrow bonds zero %, 2012	200,000	320

AMC Networks, Inc. 144A company guaranty sr. unsec
notes 7 3/4s, 2021	105,000	107,625

America Movil SAB de CV company guaranty sr. unsec.
unsub. notes 6 1/8s, 2040 (Mexico)	140,000	145,600

America Movil SAB de CV company guaranty unsec.
unsub. notes 2 3/8s, 2016 (Mexico)	200,000	193,990

American Tower Corp. sr. unsec. notes 7s, 2017	210,000	237,468

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	50,000	59,214

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	170,000	196,228

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	310,000	416,238

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	105,000	106,050

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	720,000	749,700

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	80,000	81,400

CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016	219,194	249,881

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018	70,000	71,225

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	280,000	263,200

44

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Communication services cont.
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	$315,000	$305,550

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012	290,000	302,340

Cequel Communications Holdings I LLC/Cequel Capital Corp.
144A sr. notes 8 5/8s, 2017	570,000	564,300

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015	130,000	128,375

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	295,000	259,600

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	705,000	597,488

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	588,000	704,856

Cricket Communications, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2020	315,000	274,050

Cricket Communications, Inc. company guaranty sr. unsec.
unsub. notes 10s, 2015	535,000	530,988

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019	100,000	103,000

CSC Holdings LLC sr. notes 6 3/4s, 2012	17,000	17,298

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)	540,000	720,258

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)	170,000	167,450

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)	225,000	211,500

EH Holding Corp. 144A sr. notes 6 1/2s, 2019	250,000	240,625

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021	370,000	356,125

Equinix, Inc. sr. unsec. notes 7s, 2021	165,000	164,175

France Telecom notes 8 1/2s, 2031 (France)	200,000	276,980

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020	430,000	417,100

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017	190,000	184,300

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)	130,000	130,325

Intelsat Jackson Holding Co. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	260,000	263,406

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 7 1/2s, 2021 (Bermuda)	315,000	292,950

Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) ‡‡	524,843	451,365

Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)	1,280,000	1,110,400

Intelsat Luxembourg SA 144A company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) ‡‡	200,000	172,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s,
2019 (Germany)	150,000	147,000

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	90,000	115,848

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019	45,000	39,769

Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2014	526,000	519,425

45

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Communication services cont.
Level 3 Financing, Inc. 144A company guaranty sr. unsec.
unsub. notes 9 3/8s, 2019	$185,000	$172,050

Mediacom LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	145,000	144,275

MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	505,000	492,375

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013	545,000	532,738

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	440,000	481,800

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	95,000	96,900

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017	260,000	273,000

PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	230,000	240,925

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	180,000	180,000

Qwest Corp. notes 6 3/4s, 2021	777,000	756,651

Qwest Corp. sr. notes FRN 3.597s, 2013	1,475,000	1,478,688

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	409,000	422,804

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	85,000	82,025

Rogers Communications, Inc. company guaranty sr. unsec.
bonds 8 3/4s, 2032 (Canada)	225,000	327,010

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2019	20,000	21,000

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8s, 2016	435,000	455,663

Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,245,000	930,638

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	565,000	525,450

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	145,000	124,700

Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	50,000	56,602

Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	340,000	387,749

Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	105,000	120,091

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	270,000	363,689

Virgin Media Finance PLC company guaranty sr. notes Ser. 1,
9 1/2s, 2016 (United Kingdom)	295,000	318,600

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Netherlands)	360,000	307,350

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017
(Netherlands)	500,000	425,000

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	85,000	85,638

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	385,000	389,813

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	160,000	154,400

		22,994,609

46

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Consumer cyclicals (2.2%)
Academy Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019	$35,000	$32,550

Affinion Group Holdings, Inc. company guaranty sr. unsec.
notes 11 5/8s, 2015	245,000	188,650

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	315,000	242,550

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	215,000	167,700

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	420,000	380,100

AMC Entertainment, Inc. sr. sub. notes 8s, 2014	115,000	110,975

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	316,000	305,730

American Media, Inc. 144A notes 13 1/2s, 2018	11,246	9,559

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021	250,000	241,875

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016 ‡‡	105,000	103,425

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	90,000	91,800

Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2015	140,000	94,500

Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	150,000	94,500

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019	95,000	60,325

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014	365,000	292,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018	70,000	61,775

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	240,000	244,800

Building Materials Corp. 144A sr. notes 7s, 2020	95,000	94,763

Building Materials Corp. 144A sr. notes 6 7/8s, 2018	110,000	106,700

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	95,000	90,250

Burlington Coat Factory Warehouse Corp. 144A company
guaranty sr. unsec. notes 10s, 2019	205,000	174,250

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	1,265,000	1,276,069

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030	100,000	126,245

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	210,000	216,837

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 9 1/8s, 2018	45,000	46,463

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015	335,000	214,400

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	225,000	177,188

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016	240,000	192,000

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	185,000	202,123

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company
guaranty sr. notes 8 1/4s, 2021	375,000	289,688

Cinemark USA, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019	150,000	154,500

47

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		$55,000	$51,975

CityCenter Holdings LLC/CityCenter Finance Corp. 144A
company guaranty sr. notes 10 3/4s, 2017 ‡‡		369,454	335,280

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021		275,000	204,188

Clear Channel Communications, Inc. company guaranty unsec.
unsub. notes 10 3/4s, 2016		90,000	46,575

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014		120,000	67,800

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		720,000	736,200

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015		215,000	216,075

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019		290,000	244,325

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 7 5/8s, 2016		120,000	129,000

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 5s, 2021		360,000	380,797

DISH DBS Corp. company guaranty 6 5/8s, 2014		45,000	45,506

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		445,000	453,900

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015		10,000	10,250

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		235,000	224,425

Echostar DBS Corp. sr. notes 6 3/8s, 2011		225,000	225,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018		1,190,000	1,320,900

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019 R		370,000	331,150

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		352,000	366,080

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020		355,000	395,825

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015		100,000	105,000

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		475,000	458,810

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021		280,000	278,600

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018		175,000	171,500

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		300,000	271,500

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		190,000	184,300

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		416,000	470,697

Host Hotels & Resorts LP company guaranty sr. unsec.
unsub. notes Ser. Q, 6 3/4s, 2016 R		110,000	110,000

Interactive Data Corp. company guaranty sr. unsec.
notes 10 1/4s, 2018		520,000	559,000

Isle of Capri Casinos, Inc. company guaranty 7s, 2014		308,000	279,895

Isle of Capri Casinos, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		205,000	187,063

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017		690,000	703,800

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	61,557

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041		$35,000	39,336

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018		90,000	90,000

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		787,000	739,780

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		260,000	262,600

48

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Liberty Interactive, LLC debs. 8 1/4s, 2030	$195,000	$184,763

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	230,000	232,588

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	420,000	378,000

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 5.9s, 2016	245,000	267,620

Mashantucket Western Pequot Tribe 144A bonds Ser. A,
8 1/2s, 2015 (In default) †	285,000	16,388

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	285,000	257,213

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017	130,000	112,775

MGM Resorts International company guaranty sr. notes 9s, 2020	60,000	62,325

MGM Resorts International company guaranty sr. unsec.
notes 6 7/8s, 2016	95,000	80,750

MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015	125,000	105,938

MGM Resorts International sr. notes 10 3/8s, 2014	30,000	32,738

MGM Resorts International sr. notes 6 3/4s, 2012	315,000	308,700

Michaels Stores, Inc. company guaranty 11 3/8s, 2016	180,000	182,250

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019	660,000	531,300

Navistar International Corp. sr. notes 8 1/4s, 2021	380,000	389,500

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019	205,000	178,350

News America Holdings, Inc. debs. 7 3/4s, 2045	210,000	255,254

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018	215,000	219,300

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021	100,000	80,500

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018	215,000	198,875

Owens Corning company guaranty sr. unsec. notes 9s, 2019	670,000	790,600

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019	140,000	148,400

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 7 3/4s, 2016	400,000	396,000

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	145,000	145,725

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	140,000	143,850

Pinnacle Entertainment, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2017	45,000	45,338

Pinnacle Entertainment, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	380,000	365,750

Ply Gem Industries, Inc. company guaranty sr. notes 8 1/4s, 2018	45,000	36,675

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017	235,000	225,600

Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	195,000	156,000

QVC Inc. 144A sr. notes 7 3/8s, 2020	160,000	170,400

Realogy Corp. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2017	380,000	252,700

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019	80,000	60,400

Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018	330,000	326,700

49

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
sr. notes 8 5/8s, 2017		$345,000	$325,163

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		330,000	269,775

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020		210,000	205,800

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		50,000	47,125

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		326,000	343,930

Sears Holdings Corp. company guaranty 6 5/8s, 2018		200,000	165,000

Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		30,000	28,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming
Finance Corp. 144A notes 8 5/8s, 2016		105,000	105,525

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		180,000	189,259

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015		230,000	237,891

Toys R Us — Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016		65,000	62,563

Toys R Us Property Co., LLC company guaranty sr. unsec.
notes 10 3/4s, 2017		535,000	565,763

Travelport LLC company guaranty 11 7/8s, 2016		50,000	19,750

Travelport LLC company guaranty 9 7/8s, 2014		205,000	134,275

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		190,000	111,150

TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	165,000	221,937

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$100,000	105,000

TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		330,000	346,500

Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		357,000	387,345

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		240,000	187,200

Vertis, Inc. company guaranty sr. notes 13 1/2s,
2014 (In default) † ‡‡ F		224,245	7,624

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037		540,000	716,094

Walt Disney Co. sr. unsec. notes 2 3/4s, 2021		80,000	78,710

Walt Disney Co. sr. unsec. unsub. notes 4 3/8s, 2041		30,000	31,621

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company
guaranty 1st mtge. notes 7 3/4s, 2020		155,000	162,750

XM Satellite Radio, Inc. 144A company guaranty sr. unsec.
notes 13s, 2013		450,000	504,000

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		300,000	303,000

Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015		445,000	427,200

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡		185,000	157,250

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		484,000	493,680

			31,123,324

50

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Consumer staples (1.1%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015	$190,000	$204,250

AE Escrow Corp. 144A sr. unsec. notes 9 3/4s, 2020	80,000	76,800

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	150,000	198,779

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	20,000	26,216

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	315,000	367,002

Avis Budget Car Rental, LLC company guaranty sr. unsec.
unsub. notes 9 5/8s, 2018	70,000	69,300

Avis Budget Car Rental, LLC company guaranty sr. unsec.
unsub. notes 7 3/4s, 2016	120,000	115,800

Bunge Ltd., Finance Corp. company guaranty sr. unsec.
notes 8 1/2s, 2019	13,000	16,197

Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	122,000	124,713

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018	180,000	185,400

Central Garden & Pet Co. company
guaranty sr. sub. notes 8 1/4s, 2018	215,000	205,325

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 ‡‡	140,000	123,900

Claire’s Stores, Inc. company guaranty sr. notes 8 7/8s, 2019	205,000	147,600

Claire’s Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015	256,907	197,818

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	350,000	367,500

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	550,000	577,500

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037	245,000	237,038

CVS Caremark Corp. sr. unsec. unsub. notes 6.6s, 2019	80,000	96,539

CVS Pass-Through Trust 144A pass-through certificates
6.117s, 2013	447,050	467,014

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	205,000	247,814

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018	295,000	292,788

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2018	65,000	65,813

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016	290,000	273,325

Del Monte Foods Co. 144A company guaranty sr. unsec.
notes 7 5/8s, 2019	80,000	67,600

Delhaize Group company guaranty sr. unsec. bond 5 7/8s,
2014 (Belgium)	135,000	147,414

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)	280,000	327,063

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018	285,000	282,863

Dole Food Co. sr. notes 13 7/8s, 2014	107,000	122,248

Dole Food Co. 144A sr. notes 8s, 2016	170,000	173,825

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021	240,000	240,000

General Mills, Inc. sr. unsec. notes 5.65s, 2019	75,000	89,021

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	216,000	232,255

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014	23,000	23,000

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018	100,000	95,500

51

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount		Value

Consumer staples cont.
Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	250,000	$328,488

JBS USA LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014		$310,000	331,700

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec.
notes 7 1/4s, 2021		760,000	627,000

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017		20,000	23,732

Kraft Foods, Inc. sr. unsec. notes 5 3/8s, 2020		5,000	5,643

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		375,000	459,656

Kroger Co. company guaranty 6.4s, 2017		234,000	277,455

Landry’s Restaurants, Inc. company
guaranty sr. notes 11 5/8s, 2015		45,000	45,225

Landry’s Restaurants, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		105,000	105,525

Libbey Glass, Inc. sr. notes 10s, 2015		113,000	118,368

McDonald’s Corp. sr. unsec. bond 6.3s, 2037		56,000	75,809

McDonald’s Corp. sr. unsec. notes 5.7s, 2039		174,000	219,824

Michael Foods, Inc. company guaranty sr. unsec
notes 9 3/4s, 2018		125,000	129,063

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		185,000	246,158

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
company guaranty sr. unsec. notes 9 1/4s, 2015		460,000	456,550

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		315,000	321,300

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015		290,000	264,625

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		520,000	544,700

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		245,000	233,975

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		709,000	560,110

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		80,000	83,400

Roadhouse Financing, Inc. notes 10 3/4s, 2017		170,000	157,675

RSC Equipment Rental, Inc. 144A sr. sec. notes 10s, 2017		145,000	152,250

Service Corporation International sr. notes 7s, 2019		115,000	116,150

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016		625,000	640,625

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		490,000	556,150

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018		155,000	165,075

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019		160,512	173,754

Stewart Enterprises, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2019		200,000	193,500

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		885,000	1,022,175

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020		105,000	96,075

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019		175,000	181,563

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016		510,000	536,775

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		115,000	111,838

52

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Consumer staples cont.
West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019	$155,000	$145,700

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	110,000	124,496

		16,317,327
Energy (1.4%)
Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021	185,000	172,513

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6s, 2019	195,000	182,325

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	900,000	1,065,798

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	105,000	114,571

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	35,000	39,264

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021	255,000	266,616

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020	240,000	230,400

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019	250,000	237,500

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	107,000	106,733

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015	120,000	83,550

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 3.2s, 2016 (United Kingdom)	430,000	447,986

Brigham Exploration Co. company guaranty sr. unsec.
notes 6 7/8s, 2019	65,000	63,375

Brigham Exploration Co. company guaranty sr. unsec.
notes 8 3/4s, 2018	205,000	219,350

Carrizo Oil & Gas, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	390,000	382,200

Chaparral Energy, Inc. company guaranty sr. unsec.
notes 9 7/8s, 2020	200,000	200,000

Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	450,000	436,500

Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2021	10,000	9,125

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	95,000	98,325

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A
company guaranty sr. unsec. notes 5 7/8s, 2021	100,000	95,000

Complete Production Services, Inc. company guaranty 8s, 2016	380,000	380,000

Concho Resources, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2022	275,000	266,750

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	530,000	557,825

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017	310,000	323,950

CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2021	40,000	38,600

Crosstex Energy LP/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018	325,000	333,125

Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	339,000	357,645

Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2021	145,000	139,925

53

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Energy cont.
EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	$585,000	$523,575

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 9 1/8s, 2017	145,000	146,450

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021	145,000	123,250

Forbes Energy Services Ltd. 144A company
guaranty sr. unsec. notes 9s, 2019	185,000	171,125

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A
company guaranty sr. notes 7 1/8s, 2018	265,000	268,975

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Russia)	230,000	225,400

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec.
bond 8.146s, 2018 (Russia)	158,000	173,408

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Netherlands)	1,000,000	1,111,650

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019	420,000	405,300

Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	645,000	654,675

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	135,000	127,575

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	85,000	83,725

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec.
notes 6 7/8s, 2021	315,000	286,650

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019	100,000	84,000

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	60,000	73,783

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	230,000	221,375

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	190,000	199,500

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	205,000	196,288

Milagro Oil & Gas 144A notes 10 1/2s, 2016	275,000	220,000

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	5,000	5,050

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	115,000	113,706

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014	375,000	376,875

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	245,000	280,203

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	225,000	231,750

Offshore Group Investments, Ltd. 144A company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	60,000	61,800

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s,
2014 (Canada) (In default) †	70,000	44,100

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s,
2014 (Canada) (In default) †	225,000	141,750

Peabody Energy Corp. company guaranty 7 3/8s, 2016	610,000	670,238

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	25,000	26,281

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)	1,920,000	1,308,000

54

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Energy cont.
Petroleum Development Corp. company guaranty sr. unsec.
notes 12s, 2018	$345,000	$369,150

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	70,000	72,100

Plains Exploration & Production Co. company guaranty 7s, 2017	555,000	555,000

Quicksilver Resources, Inc. company guaranty 7 1/8s, 2016	30,000	26,400

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	370,000	399,600

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	115,000	122,475

Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	315,000	321,300

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	995,000	920,375

SandRidge Energy, Inc. 144A company guaranty sr. unsec.
notes 7 1/2s, 2021	60,000	55,200

SandRidge Energy, Inc. 144A company guaranty sr. unsec.
unsub. notes 8s, 2018	115,000	108,100

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)	270,000	286,581

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	125,000	124,375

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	110,000	128,510

Total Capital SA company guaranty sr. unsec.
unsub. notes 3s, 2015 (France)	295,000	311,998

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)	55,000	54,725

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021	75,000	74,708

Weatherford Bermuda company guaranty sr. unsec.
notes 9 7/8s, 2039 (Switzerland)	100,000	141,738

Whiting Petroleum Corp. company guaranty 7s, 2014	370,000	394,050

Williams Cos., Inc. (The) notes 7 3/4s, 2031	26,000	31,213

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	70,000	82,986

		19,985,992
Financials (2.1%)
Abbey National Treasury Service bank guaranty sr. unsec.
unsub. notes FRN 1.832s, 2014 (United Kingdom)	135,000	128,618

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	205,000	181,938

Aflac, Inc. sr. unsec. notes 6.9s, 2039	220,000	225,796

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	210,000	182,933

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	160,000	158,200

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	145,000	134,215

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	140,000	126,700

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.526s, 2014	236,000	202,607

Ally Financial, Inc. unsec. sub. notes 8s, 2018	155,000	141,050

American Express Co. sr. unsec. notes 8 1/8s, 2019	420,000	530,087

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058	275,000	242,688

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018	437,000	434,032

Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)	185,000	189,126

55

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Financials cont.
Bank of New York Mellon Corp. (The) sr. unsec. notes 4.3s, 2014	$270,000	$291,319

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015	30,000	31,160

Bank of New York Mellon Corp. (The) 144A sr. unsec.
notes Ser. MTN, 2 1/2s, 2016	20,000	20,401

BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.819s, 2027	580,000	359,650

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049
(United Kingdom)	130,000	85,313

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s,
2049 (United Kingdom)	260,000	187,200

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	508,000	537,505

Bear Stearns Cos., Inc. (The) notes 5.7s, 2014	20,000	21,568

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.086s, 2012	25,000	24,933

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	190,000	192,775

Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	235,000	224,425

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	270,000	274,050

CB Richard Ellis Services, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020	85,000	81,600

CB Richard Ellis Services, Inc. company guaranty sr. unsec.
sub. notes 11 5/8s, 2017	280,000	315,700

CIT Group, Inc. 144A bonds 7s, 2017	1,345,000	1,304,650

CIT Group, Inc. 144A bonds 7s, 2016	585,000	567,450

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018	305,000	303,475

Citigroup, Inc. sr. notes 6 1/2s, 2013	940,000	989,158

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	222,000	214,585

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	260,000	219,935

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018	140,000	144,900

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019	250,000	242,500

Credit Suisse First Boston USA, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2011	490,000	492,348

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, 2017 (United Kingdom)	44,000	34,540

Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013
(United Kingdom)	5,000	4,973

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)	375,000	382,724

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	180,000	179,550

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017	185,000	208,588

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.35s, 2028	790,000	476,528

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.478s, 2016	260,000	241,560

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	440,000	502,291

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	335,000	368,079

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	676,000	611,198

HSBC Finance Corp. 144A sr. unsec. sub. notes 6.676s, 2021	843,000	828,519

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015	185,000	171,125

56

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Financials cont.
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	$40,000	$38,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	575,000	572,844

International Lease Finance Corp. sr. unsec. Ser. MTN,
5 5/8s, 2013	625,000	596,875

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	25,000	21,750

JPMorgan Chase & Co. sr. notes 6s, 2018	1,044,000	1,162,632

Lehman Brothers E-Capital Trust I FRN zero %, 2065 (In default) †	1,375,000	138

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	295,000	300,900

Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058	1,145,000	1,362,550

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018	1,226,000	1,226,440

MetLife, Inc. sr. unsec. 6 3/4s, 2016	155,000	178,269

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	1,175,000	1,204,386

MPT Operating Partnership LP/MPT Finance Corp. 144A company
guaranty sr. notes 6 7/8s, 2021 R	115,000	109,250

National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)	240,000	246,000

Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	290,000	267,525

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	280,000	267,050

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037	250,000	248,125

Provident Funding Associates LP/PFG Finance Corp. 144A
sr. notes 10 1/4s, 2017	160,000	156,000

Provident Funding Associates LP/PFG Finance Corp. 144A
sr. notes 10 1/8s, 2019	140,000	121,100

Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	320,000	342,261

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015	295,000	228,625

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec.
unsub. notes 3.95s, 2015 (United Kingdom)	210,000	197,452

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A
notes 7 1/8s, 2014 (Russia)	120,000	122,400

Sabra Health Care LP/Sabra Capital Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2018 R	85,000	79,050

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016	63,000	60,693

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016 R	100,000	108,933

Simon Property Group LP sr. unsec. unsub. notes 4 3/8s, 2021 R	205,000	208,267

SLM Corp. sr. notes Ser. MTN, 8s, 2020	225,000	222,119

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	140,000	145,624

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012	755,000	705,925

USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.161s, 2014	45,000	39,150

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 R	395,000	408,321

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	10,000	10,417

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed
bonds 6.8s, 2025 (Russia)	2,000,000	1,885,000

57

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount		Value

Financials cont.
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R		$195,000	$202,208

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		500,000	482,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,976,000	1,995,760

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		95,000	106,946

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)		45,000	45,729

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)		220,000	228,902

			29,920,781
Health care (0.7%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		344,000	404,954

Amgen, Inc. sr. unsec. notes 3.45s, 2020		345,000	355,798

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)		270,000	362,289

Aviv Healthcare Properties LP company guaranty sr. unsec.
notes 7 3/4s, 2019		215,000	202,638

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017		145,000	149,350

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017		295,000	280,250

Capsugel Finance Co. SCA 144A company guaranty sr. unsec.
notes 9 7/8s, 2019	EUR	250,000	321,621

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec.
notes 8 1/8s, 2019		$220,000	203,500

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2015		560,000	550,200

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		235,000	243,450

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	105,000	128,967

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s,
2018 (Luxembourg)		$545,000	479,600

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		70,000	67,200

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018		210,000	201,600

Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes 8 3/4s, 2016 (Ireland)		570,000	589,950

Endo Pharmaceuticals Holdings, Inc. 144A company
guaranty sr. unsec. notes 7s, 2019		155,000	155,581

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)		270,000	270,000

HCA, Inc. sr. notes 6 1/2s, 2020		865,000	841,213

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		245,000	224,175

HCA, Inc. sr. unsec. notes 6 1/4s, 2013		50,000	50,688

Health Management Associates, Inc. sr. notes 6 1/8s, 2016		320,000	314,400

IASIS Healthcare, LLC/IASIS Capital Corp. 144A
sr. notes 8 3/8s, 2019		465,000	376,650

Johnson & Johnson sr. unsec. notes 4.85s, 2041		335,000	395,857

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		210,000	207,900

Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 6.95s, 2037		45,000	56,474

Select Medical Corp. company guaranty 7 5/8s, 2015		88,000	76,230

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		80,000	76,000

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015 ‡‡		87,885	84,370

58

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Health care cont.
Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	$200,000	$198,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018	67,000	72,528

Tenet Healthcare Corp. sr. notes 9s, 2015	601,000	634,055

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	155,000	163,913

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC company guaranty sr. unsec.
unsub. notes 3s, 2015 (Netherland Antilles)	135,000	141,433

United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	120,000	120,000

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021	310,000	342,087

Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	45,000	39,825

Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018	105,000	95,025

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	45,000	41,456

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016	10,000	6,500

WellPoint, Inc. notes 7s, 2019	95,000	117,385

		9,643,112
Miscellaneous (—%)
Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021	160,000	155,200

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016	345,000	340,688

		495,888
Technology (0.7%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017	15,000	15,000

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020	315,000	308,700

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	195,000	161,850

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015 ‡‡	140,000	102,550

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015	475,000	346,750

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	145,000	123,250

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015 ‡‡	440,000	354,200

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	190,000	156,750

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	395,000	415,221

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	108,000	116,655

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	215,000	244,847

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)	295,000	266,975

Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2020	80,000	83,200

Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2017	155,000	161,200

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015 ‡‡	1,591,302	1,324,759

First Data Corp. 144A company guaranty notes 8 1/4s, 2021	240,000	189,600

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019	130,000	115,375

First Data Corp. 144A sr. bonds 12 5/8s, 2021	375,000	277,500

Freescale Semiconductor, Inc. company guaranty sr. unsec.
notes 10 3/4s, 2020	161,000	161,000

59

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Technology cont.
Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	$88,000	$91,520

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	285,000	292,838

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	95,000	103,856

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	135,000	150,631

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019	105,000	103,950

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020	470,000	475,875

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015 F	167,000	164,495

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	1,925,000	2,043,220

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	60,000	73,743

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	250,000	276,879

NXP BV/NXP Funding, LLC company guaranty Ser. EXCH, 9 1/2s,
2015 (Netherlands)	140,000	144,725

NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)	355,000	370,975

NXP BV/NXP Funding, LLC 144A sr. sec. notes 10s, 2013 (Netherlands)	34,000	36,465

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN,
5 1/4s, 2037	155,000	157,310

Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)	195,000	191,100

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020	215,000	199,950

Syniverse Holdings, Inc. company guaranty sr. unsec.
notes 9 1/8s, 2019	275,000	269,500

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	154,000	182,651

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	60,000	64,881

		10,319,946
Transportation (0.1%)
AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	290,000	291,450

Burlington Northern Santa Fe Corp. sr. unsec.
unsub. notes 5 3/4s, 2040	95,000	110,908

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	220,000	246,351

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	210,336	220,853

Kansas City Southern de Mexico SA de CV sr. unsec.
unsub. notes 8s, 2018 (Mexico)	130,000	141,213

Kansas City Southern de Mexico SA de CV sr. unsec.
unsub. notes 6 1/8s, 2021 (Mexico)	55,000	54,450

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017	324,000	350,730

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	315,000	280,350

Western Express, Inc. 144A sr. notes 12 1/2s, 2015	300,000	201,000

		1,897,305
Utilities and power (0.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	180,000	189,705

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	725,000	728,625

AES Corp. (The) 144A sr. notes 7 3/8s, 2021	165,000	155,925

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s,
2018 (Luxembourg)	340,000	309,400

Arizona Public Services Co. sr. unsec. notes 5.05s, 2041	100,000	108,987

60

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Utilities and power cont.
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	$20,000	$27,004

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020	235,000	230,300

Calpine Corp. 144A sr. notes 7 1/4s, 2017	570,000	550,050

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)	30,000	34,846

Dominion Resources, Inc. unsub. notes 5.7s, 2012	343,000	358,022

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019	760,000	459,800

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	70,000	46,900

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	30,000	27,900

Edison Mission Energy sr. unsec. notes 7.2s, 2019	395,000	225,150

Edison Mission Energy sr. unsec. notes 7s, 2017	10,000	5,950

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	225,000	260,609

El Paso Corp. sr. unsec. notes 7s, 2017	670,000	750,512

Electricite de France 144A notes 6 1/2s, 2019 (France)	165,000	192,864

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020	100,000	97,000

Energy Future Intermediate Holding Co., LLC
sr. notes 9 3/4s, 2019	256,000	245,760

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020	154,000	150,150

Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020	300,000	308,250

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012	170,000	175,222

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021	125,000	118,656

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 5.95s, 2041	140,000	150,156

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016	100,000	102,253

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	13,000	13,071

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	425,000	397,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	65,000	61,100

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	105,000	107,888

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	195,000	230,231

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	7,000	8,384

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	470,000	594,761

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	115,000	144,000

NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	103,000

NRG Energy, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2021	735,000	672,525

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	160,000	167,018

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	210,000	212,251

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	417,000	497,702

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016	144,000	159,257

Public Service Electric & Gas Co. sr. notes Ser. MTN,
5 1/2s, 2040	75,000	91,069

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	240,000	238,800

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	10,000	11,298

61

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Utilities and power cont.
Texas Competitive/Texas Competitive Electric Holdings Co.,
LLC company guaranty sr. unsec. notes 10 1/2s, 2016 ‡‡	$453,691	$190,550

Texas Competitive/Texas Competitive Electric Holdings Co.,
LLC 144A company guaranty sr. notes 15s, 2021	185,000	112,850

Texas Competitive/Texas Competitive Electric Holdings Co.,
LLC 144A company guaranty sr. notes 11 1/2s, 2020	200,000	160,000

Union Electric Co. sr. sec. notes 6.4s, 2017	140,000	166,368

		10,349,494

Total corporate bonds and notes (cost $178,590,336)		$175,601,607

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (7.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.7%)
Government National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, October 1, 2041	$21,000,000	$22,817,813
4s, February 20, 2041	980,626	1,050,343

		23,868,156
U.S. Government Agency Mortgage Obligations (5.6%)
Federal Home Loan Mortgage Corporation 2.125s,
March 23, 2012 [i]	145,000	146,453

Federal Home Loan Mortgage Corporation Pass-Through
Certificates 3 1/2s, December 1, 2040	825,826	848,794

Federal National Mortgage Association
Pass-Through Certificates
6s, October 1, 2016	621,779	665,665
5 1/2s, TBA, October 1, 2041	24,000,000	26,049,374
4 1/2s, with due dates from February 1, 2039 to April 1, 2039	543,581	577,315
4 1/2s, TBA, October 1, 2041	16,000,000	16,975,000
4s, TBA, October 1, 2041	4,000,000	4,192,500
4s, TBA, October 1, 2026	15,000,000	15,815,625
3 1/2s, TBA, October 1, 2041	15,000,000	15,405,468

		80,676,194

Total U.S. government and agency mortgage obligations (cost $103,995,021)		$104,544,350

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 1.375s September 15, 2012 [i]	$488,000	$493,783

Total U.S. treasury obligations (cost $493,783)		$493,783

INVESTMENT COMPANIES (3.5%)*	Shares	Value

Financial Select Sector SPDR Fund S	238,400	$2,820,272

Gladstone Investment Corp.	21,895	148,886

Market Vectors Gold Miners ETF	3,300	182,127

SPDR S&P 500 ETF Trust S	421,042	47,649,323

Total investment companies (cost $56,361,953)		$50,800,608

62

MORTGAGE-BACKED SECURITIES (3.5%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.358s, 2051	$516,000	$553,323
FRB Ser. 07-4, Class A3, 5.983s, 2051	176,000	186,190
Ser. 07-2, Class A2, 5.634s, 2049	777,316	784,514
Ser. 07-1, Class XW, IO, 0.463s, 2049	1,783,039	20,660

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.876s, 2035	1,664,361	4,153
Ser. 07-5, Class XW, IO, 0.587s, 2051	4,379,623	71,756
Ser. 04-5, Class XC, IO, 0.473s, 2041	2,712,906	48,680
Ser. 04-4, Class XC, IO, 0.458s, 2042	2,092,182	43,647
Ser. 05-1, Class XW, IO, 0.094s, 2042	14,093,412	7,498

Banc of America Funding Corp. FRB Ser. 07-B, Class A1,
0.441s, 2047	1,297,743	742,958

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.935s, 2036	511,262	311,870
FRB Ser. 06-3, Class 35A1, 5.623s, 2036	544,294	334,741

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 04-PR3I, Class X1, IO, 0.314s, 2041	329,153	5,817

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.255s, 2038	3,125,234	47,972

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.21s, 2049	44,931,416	556,251

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD2, Class A2, 5.408s, 2046	53,200	53,157

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.552s, 2049	3,231,693	46,536
Ser. 07-CD4, Class XC, IO, 0.17s, 2049	10,808,958	95,119

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C2,
Class F, 5.44s, 2030	867,833	894,553

Commercial Mortgage Pass-Through Certificates FRB
Ser. 07-C9, Class A2, 5.811s, 2049	280,410	281,119

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-C8, Class XS, IO, 0.237s, 2046	13,525,843	164,077
Ser. 05-LP5, Class XC, IO, 0.23s, 2043	17,126,867	164,606
Ser. 05-C6, Class XC, IO, 0.103s, 2044	8,674,237	50,230

Countrywide Alternative Loan Trust FRB Ser. 05-84,
Class 4A1, 5.736s, 2036	1,963,008	1,158,175

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.418s, 2041	1,726,000	1,778,807
FRB Ser. 07-C4, Class A2, 5.991s, 2039	1,223,236	1,229,954
Ser. 07-C2, Class A2, 5.448s, 2049	170,238	170,813
Ser. 07-C1, Class AAB, 5.336s, 2040	888,000	926,806
Ser. 06-C5, Class AX, IO, 0.211s, 2039	6,205,838	91,697

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.272s, 2049	17,002,680	109,752
Ser. 07-C1, Class AX, IO, 0.167s, 2040	7,168,661	45,413

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038	452,000	409,269
Ser. 05-C5, Class AM, 5.1s, 2038	306,000	314,511

63

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	$383,000	$399,474
FRB Ser. 03-CK2, Class G, 5.744s, 2036	464,000	449,936
Ser. 03-C3, Class AX, IO, 1.913s, 2038	4,671,105	95,902
Ser. 02-CP3, Class AX, IO, 1.617s, 2035	2,767,305	18,040
Ser. 04-C4, Class AX, IO, 0.413s, 2039	469,069	10,609

CWCapital Cobalt FRB Ser. 07-C3, Class A3, 6.011s, 2046	187,000	198,276

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.684s, 2032	154,351	250,115
IFB Ser. 3072, Class SM, 22.957s, 2035	226,177	357,236
IFB Ser. 3072, Class SB, 22.81s, 2035	202,342	318,188
IFB Ser. 3249, Class PS, 21.519s, 2036	185,096	267,976
IFB Ser. 3065, Class DC, 19.173s, 2035	120,040	180,393
IFB Ser. 2990, Class LB, 16.36s, 2034	210,614	284,378
IFB Ser. 3031, Class BS, 16.152s, 2035	120,129	168,521
IFB Ser. 3727, Class PS, IO, 6.471s, 2038	2,649,005	384,806
IFB Ser. 3287, Class SE, IO, 6.471s, 2037	372,466	51,914
IFB Ser. 3861, Class PS, IO, 6.371s, 2037	6,437,389	999,807
IFB Ser. 3708, Class SQ, IO, 6.321s, 2040	1,823,833	251,470
Ser. 3934, Class SA, IO, 4 1/2s, 2041 ∆	4,654,000	752,645
Ser. 3747, Class HI, IO, 4 1/2s, 2037	262,125	32,256
Ser. 3707, Class HI, IO, 4s, 2023	509,112	33,922
Ser. T-56, Class A, IO, 0.524s, 2043	147,761	2,678
Ser. T-56, Class 3, IO, 0.472s, 2043	119,612	56
Ser. T-56, Class 1, IO, 0.292s, 2043	158,617	99
Ser. T-56, Class 2, IO, 0.121s, 2043	142,267	133
Ser. 3327, Class IF, IO, zero %, 2037	10,112	3
Ser. 1208, Class F, PO, zero %, 2022	3,529	3,123
FRB Ser. 3326, Class WF, zero %, 2035	22,873	21,501
FRB Ser. 3003, Class XF, zero %, 2035	5,469	5,462

Federal National Mortgage Association
IFB Ser. 11-101, Class SC, IO, 6.3s, 2040	732,000	139,541
IFB Ser. 404, Class S13, IO, 6.165s, 2040	1,997,171	272,266
IFB Ser. 11-101, Class BS, IO, 5.85s, 2039	2,920,000	452,658
IFB Ser. 11-101, Class SA, IO, 5.7s, 2041	387,000	69,420
Ser. 11-111, Class DS, IO, 4 1/2s, 2041 ∆	2,345,000	411,108
Ser. 11-111, Class SD, IO, 4 1/2s, 2041 ∆	2,539,000	499,469

Federal National Mortgage Association Grantor Trust
IFB Ser. 07-75, Class JS, 50.484s, 2037	76,802	162,933
IFB Ser. 06-62, Class PS, 38.493s, 2036	108,839	200,987
IFB Ser. 06-8, Class HP, 23.707s, 2036	103,857	165,730
IFB Ser. 07-53, Class SP, 23.34s, 2037	199,535	288,168
IFB Ser. 05-75, Class GS, 19.546s, 2035	219,884	315,590
Ser. 03-W10, Class 1, IO, 1.469s, 2043	224,778	10,115
Ser. 01-50, Class B1, IO, 0.403s, 2041	1,650,458	20,631
Ser. 02-W8, Class 1, IO, 0.339s, 2042	818,223	8,694
Ser. 01-79, Class BI, IO, 0.311s, 2045	567,842	6,033
Ser. 03-34, Class P1, PO, zero %, 2043	27,057	20,428
Ser. 04-61, Class CO, PO, zero %, 2031	27,685	26,585
FRB Ser. 06-104, Class EK, zero %, 2036	5,082	4,928

64

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO,
1.098s, 2020	$230,743	$5,999

First Horizon Alternative Mortgage Securities FRB
Ser. 06-AA5, Class A1, 2.271s, 2036	3,631,744	1,634,285

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	75,570

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.168s, 2043	8,232,342	58,565
Ser. 05-C3, Class XC, IO, 0.122s, 2045	103,395,116	508,307
Ser. 07-C1, Class XC, IO, 0.102s, 2049	23,071,794	117,297

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041	415,000	382,407
Ser. 97-C1, Class X, IO, 1.324s, 2029	280,966	9,128
Ser. 05-C1, Class X1, IO, 0.308s, 2043	2,565,517	35,048

Government National Mortgage Association
Ser. 11-140, Class CI, 6s, 2040 ∆	6,994,000	909,220
IFB Ser. 11-35, Class AS, IO, 5.87s, 2037	2,731,628	351,377
Ser. 10-150, Class WI, IO, 5s, 2038	2,314,285	294,192
Ser. 10-107, Class NI, IO, 4 1/2s, 2039	2,295,047	388,207
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	1,865,516	250,714
Ser. 10-85, Class MI, IO, 4 1/2s, 2036	3,701,572	421,017
Ser. 99-31, Class MP, PO, zero %, 2029	5,892	5,185
FRB Ser. 07-35, Class UF, zero %, 2037	5,202	5,080

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class AJ, 4.859s, 2042	339,000	312,439

Greenwich Capital Commercial Funding Corp. 144A
Ser. 05-GG3, Class XC, IO, 0.566s, 2042	7,284,465	114,665

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	301,448	305,688

GS Mortgage Securities Corp. II 144A
Ser. 04-C1, Class X1, IO, 1.163s, 2028	87,624	1
Ser. 03-C1, Class X1, IO, 0.999s, 2040	4,900,606	33,550
Ser. 06-GG6, Class XC, IO, 0.143s, 2038	2,869,779	5,022

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR39,
Class A1, 0.415s, 2037	2,457,328	1,130,371

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1,
0.435s, 2037	2,441,182	1,087,725

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	27,537	27,817
FRB Ser. 07-LD11, Class A2, 5.99s, 2049	34,987	35,600
Ser. 07-LD12, Class A2, 5.827s, 2051	402,315	410,221
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,038,000	1,041,145
Ser. 06-LDP8, Class A2, 5.289s, 2045	112,558	112,687
Ser. 06-LDP8, Class X, IO, 0.744s, 2045	2,768,503	57,823
Ser. 06-CB17, Class X, IO, 0.692s, 2043	13,047,985	283,989
Ser. 07-LDPX, Class X, IO, 0.516s, 2049	4,733,741	53,808

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	10,687	10,668
Ser. 05-LDP2, Class X1, IO, 0.366s, 2042	16,565,626	238,810
Ser. 05-CB12, Class X1, IO, 0.138s, 2037	3,200,231	25,682

65

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value

Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.733s, 2040	$1,091,000	$960,080
Ser. 07-SL1, Class A1, 5.47s, 2040	164,814	153,277

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040	1,628,340	1,658,052
Ser. 06-C6, Class AM, 5.413s, 2039	689,000	656,633
Ser. 06-C7, Class A2, 5.3s, 2038	139,198	139,650
Ser. 07-C2, Class XW, IO, 0.738s, 2040	1,110,753	22,854

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.886s, 2038	1,669,657	39,255
Ser. 05-C3, Class XCL, IO, 0.386s, 2040	3,955,711	72,370
Ser. 06-C7, Class XCL, IO, 0.382s, 2038	3,144,755	44,240
Ser. 05-C2, Class XCL, IO, 0.338s, 2040	10,136,601	72,953
Ser. 07-C2, Class XCL, IO, 0.257s, 2040	9,541,011	113,948
Ser. 05-C5, Class XCL, IO, 0.254s, 2040	10,748,869	158,804
Ser. 06-C6, Class XCL, IO, 0.241s, 2039	37,157,905	660,333
Ser. 06-C1, Class XCL, IO, 0.169s, 2041	8,803,407	90,613
Ser. 05-C7, Class XCL, IO, 0.157s, 2040	10,497,671	58,430

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1,
0.415s, 2036	1,898,663	987,305

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.857s, 2027	192,734	157,284

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.424s, 2028	127,025	3,652

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	57,000	59,997
FRB Ser. 07-C1, Class A2, 5.918s, 2050	317,982	320,965
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043	3,483,040	37,446

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC,
IO, 0.436s, 2039	2,132,742	51,943

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.166s, 2049	151,000	158,687
Ser. 06-1, Class A2, 5.439s, 2039	25,903	25,884
Ser. 07-6, Class A2, 5.331s, 2051	2,114,000	2,127,978
Ser. 2006-3, Class A2, 5.291s, 2046	502,928	500,492

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.119s, 2044	349,240	20,954
Ser. 06-C4, Class X, IO, 3.604s, 2045	850,325	42,516

Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	9,630	9,781
FRB Ser. 06-T23, Class A2, 5.922s, 2041	594,266	597,237
FRB Ser. 07-HQ12, Class A2, 5.774s, 2049	1,201,268	1,222,627
Ser. 07-IQ14, Class A2, 5.61s, 2049	459,996	467,420
FRB Ser. 07-HQ12, Class A2FL, 0.479s, 2049	552,130	483,059

Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1, IO,
0.171s, 2042	2,375,041	12,421

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	359,000	340,641

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	1,333,143	1,361,232

66

MORTGAGE-BACKED SECURITIES (3.5%)* cont.	Principal amount	Value

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
1.987s, 2012	$324	$1

Salomon Brothers Mortgage Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 2.035s, 2036	2,060,161	16,893

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.023s, 2045	1,316,348	184,289
Ser. 07-4, Class 1A4, IO, 1s, 2045	1,316,348	53,477

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.947s, 2039	1,010,000	911,434

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	732,954	729,289

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.926s, 2049	251,410	253,806
Ser. 07-C30, Class APB, 5.294s, 2043	709,000	744,573
Ser. 07-C34, IO, 0.544s, 2046	4,686,596	75,642
Ser. 06-C29, IO, 0.53s, 2048	41,992,665	665,584

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.254s, 2035	385,801	4,005
Ser. 05-C18, Class XC, IO, 0.142s, 2042	10,568,531	83,808
Ser. 06-C26, Class XC, IO, 0.09s, 2045	15,130,719	44,938
Ser. 06-C23, Class XC, IO, 0.07s, 2045	4,256,773	19,113

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1,
Class A2, 0.385s, 2036	992,993	407,127

WAMU Commercial Mortgage Securities Trust 144A
Ser. 07-SL2, Class A1, 5.421s, 2049	1,417,438	1,297,153
Ser. 05-C1A, Class C, 4.9s, 2036	70,000	70,554

Total mortgage-backed securities (cost $50,544,816)		$50,510,835

COMMODITY LINKED NOTES (1.4%)*	Principal amount	Value

Citigroup Funding, Inc. 144A notes zero %, 2011 (Indexed
to the 1 Yr Dow Jones-UBS Ex-Energy 3-Month Forward Total
Return Index)	$15,900,000	$16,485,963

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS
Bloomberg CMCI Composite Index) (Jersey)	5,220,000	3,831,978

Total commodity linked notes (cost $21,120,000)		$20,317,941

ASSET-BACKED SECURITIES (1.4%)*	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.385s, 2036	$119,000	$45,147

Ace Securities Corp. 144A Ser. 03-MH1, Class M2, 6 1/2s, 2030	332,303	331,472

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 03-ABF1, Class A, 0.605s, 2034	5,661	4,102

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	3,209,063	2,197,245
Ser. 00-A, Class A3, 7.83s, 2030	3,856,412	2,429,539

Conseco Finance Securitizations Corp. FRB Ser. 02-1,
Class M1A, 2.272s, 2033	1,225,000	1,064,997

Credit-Based Asset Servicing and Securitization FRB
Ser. 02-CB2, Class A2, 1.335s, 2032	20,593	16,077

67

ASSET-BACKED SECURITIES (1.4%)* cont.	Principal amount		Value

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		$1,111,427	$554,111
Ser. 96-6, Class M1, 7.95s, 2027		2,582,000	2,685,280
Ser. 97-6, Class A9, 7.55s, 2029		45,408	48,037
Ser. 97-2, Class M1, 7.54s, 2028		1,261,270	920,727
Ser. 97-6, Class M1, 7.21s, 2029		293,000	254,079
Ser. 96-2, Class A4, 7.2s, 2026		12,818	12,837
Ser. 95-10, Class B1, 7.05s, 2027		311,648	329,567
Ser. 93-3, Class B, 6.85s, 2018		70,719	64,299
Ser. 99-1, Class A6, 6.37s, 2025		112,596	115,411

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031		3,299,886	3,295,761

GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.485s, 2035		323,455	250,677
FRB Ser. 06-16, Class A3A, 0.475s, 2036		846,482	393,085
FRB Ser. 06-3, Class A2, 0.425s, 2036		949,085	412,852
FRB Ser. 06-16, Class A1, 0.295s, 2036		308,796	123,518

Merrill Lynch Mortgage Investors, Inc. FRB Ser. 04-HE2,
Class A1A, 0.635s, 2035		2,087	1,895

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		58,508	58,470

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.395s, 2036		99,698	41,352
FRB Ser. 06-2, Class A2C, 0.385s, 2036		138,000	71,317

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		54,849	42,940
Ser. 01-D, Class A4, 6.93s, 2031		1,288,407	1,023,882
Ser. 98-A, Class M, 6.825s, 2028		454,000	441,717
Ser. 01-E, Class A4, 6.81s, 2031		582,384	507,766
Ser. 99-B, Class A3, 6.45s, 2017		88,026	83,653
Ser. 99-A, Class A3, 6.09s, 2029		108,037	109,477
Ser. 02-C, Class A1, 5.41s, 2032		688,729	662,902
Ser. 01-D, Class A2, 5.26s, 2019		740,739	459,258
Ser. 02-A, Class A2, 5.01s, 2020		138,839	132,942

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1,
Class A2, 0.395s, 2037		199,067	113,415

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D,
0.445s, 2036		234,000	67,794

Total asset-backed securities (cost $19,372,980)			$19,367,600

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)*	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 11, 2025.	Sep-15/4.04	$15,352,800	$1,819,767

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 4.375% versus the three month
USD-LIBOR-BBA maturing August 10, 2045.	Aug-15/4.375	1,200,900	372,207

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	Aug-15/4.375	1,200,900	75,861

68

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	Aug-15/4.46	$1,200,900	$387,482

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 4.46% versus
the three month USD-LIBOR-BBA
maturing August 7, 2045.	Aug-15/4.46	1,200,900	71,778

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA
maturing September 14, 2026.	Sep-16/3.49	1,127,866	98,260

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 3.49% versus
the three month USD-LIBOR-BBA
maturing September 14, 2026.	Sep-16/3.49	1,127,866	72,397

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 4.04% versus
the three month USD-LIBOR-BBA
maturing September 11, 2025.	Sep-15/4.04	15,352,800	629,004

Option on an interest rate swap with Credit
Suisse International for the right
to receive a fixed rate of 2.855% versus
the three month USD-LIBOR-BBA
maturing August 15, 2022.	Aug-12/2.855	6,040,800	388,061

Option on an interest rate swap with Credit
Suisse International for the right to pay
a fixed rate of 2.855% versus the
three month USD-LIBOR-BBA
maturing August 15, 2022.	Aug-12/2.855	6,040,800	115,295

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA
maturing August 3, 2022.	Aug-12/3.37	7,200,062	732,102

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.37% versus the
three month USD-LIBOR-BBA
maturing August 3, 2022.	Aug-12/3.37	7,200,062	67,969

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.52	6,000,051	681,366

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.36	6,000,051	605,825

69

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.36% versus the
three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.36	$6,000,051	$56,880

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.52% versus the
three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.52	6,000,051	45,720

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA
maturing July 30, 2022.	Jul-12/3.51	2,400,021	270,698

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.51% versus the
three month USD-LIBOR-BBA
maturing July 30, 2022.	Jul-12/3.51	2,400,021	18,240

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.5375%
versus the three month USD-LIBOR-BBA
maturing July 27, 2022.	Jul-12/3.5375	6,000,051	691,026

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.5375% versus the
three month USD-LIBOR-BBA
maturing July 27, 2022.	Jul-12/3.5375	6,000,051	43,560

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA
maturing July 25, 2022.	Jul-12/3.54	5,633,245	650,358

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.54% versus
the three month USD-LIBOR-BBA
maturing July 25, 2022.	Jul-12/3.54	5,633,245	40,334

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA
maturing July 24, 2022.	Jul-12/3.49	5,997,414	668,352

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.49% versus
the three month USD-LIBOR-BBA
maturing July 24, 2022.	Jul-12/3.49	5,997,414	45,520

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.075% versus
the three month USD-LIBOR-BBA
maturing March 26, 2022.	Mar-12/2.075	1,649,000	57,830

70

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.075%
versus the three month USD-LIBOR-BBA
maturing March 26, 2022.	Mar-12/2.075	$1,649,000	$31,644

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 0.52% versus the
three month USD-LIBOR-BBA
maturing March 23, 2014.	Mar-12/0.52	13,241,000	54,156

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA
maturing March 23, 2014.	Mar-12/0.52	13,241,000	13,241

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 1.86%
versus the three month USD-LIBOR-BBA
maturing March 7, 2017.	Mar-12/1.86	3,688,610	89,596

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 1.86% versus
the three month USD-LIBOR-BBA
maturing March 7, 2017.	Mar-12/1.86	3,688,610	15,599

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 24, 2022.	Feb-12/2.0525	1,649,000	54,565

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 24, 2022.	Feb-12/2.0525	1,649,000	28,478

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 1.81% versus the three
month USD-LIBOR-BBA maturing
February 7, 2017.	Feb-12/1.81	2,375,715	53,786

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 1.81% versus the three
month USD-LIBOR-BBA maturing
February 7, 2017.	Feb-12/1.81	2,375,715	7,930

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate of 0.555%
versus the three month USD-LIBOR-BBA
maturing February 3, 2014.	Feb-12/0.555	11,105,188	33,871

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 0.555% versus
the three month USD-LIBOR-BBA
maturing February 3, 2014.	Feb-12/0.555	11,105,188	12,882

71

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.03% versus
the three month USD-LIBOR-BBA
maturing January 25, 2022.	Jan-12/2.03	$1,649,000	$50,756

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.03%
versus the three month USD-LIBOR-BBA
maturing January 25, 2022.	Jan-12/2.03	1,649,000	24,702

Option on an interest rate swap with UBS AG
for the right to pay a fixed rate of 1.722%
versus the six month CHF-LIBOR-BBA
maturing January 23, 2014.	Jan-12/1.722	CHF 13,400,000	7,400

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 3.60%
versus the three month USD-LIBOR-BBA
maturing January 5, 2042.	Jan-12/3.60	$4,618,020	878,117

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 0.545% versus the
three month USD-LIBOR-BBA
maturing January 5, 2014.	Jan-12/0.545	11,105,188	30,428

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 0.545% versus
the three month USD-LIBOR-BBA
maturing January 5, 2014.	Jan-12/0.545	11,105,188	10,883

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing January 5, 2042.	Jan-12/4.60	4,618,020	1,524

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.61% versus
the three month USD-LIBOR-BBA
maturing January 4, 2014.	Dec-11/0.61	6,620,000	12,472

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.61%
versus the three month USD-LIBOR-BBA
maturing January 4, 2014.	Dec-11/0.61	6,620,000	10,528

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 0.6075% versus the
three month USD-LIBOR-BBA
maturing January 3, 2014.	Dec-11/0.6075	5,641,000	11,395

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 0.6075%
versus the three month USD-LIBOR-BBA
maturing January 3, 2014.	Dec-11/0.6075	5,641,000	8,687

72

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.01% versus
the three month USD-LIBOR-BBA
maturing December 28, 2021.	Dec-11/2.01	$1,649,000	$45,908

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.01%
versus the three month USD-LIBOR-BBA
maturing December 28, 2021.	Dec-11/2.01	1,649,000	20,068

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.476% versus
the three month USD-LIBOR-BBA
maturing December 23, 2013.	Dec-11/0.476	13,241,000	45,152

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.476%
versus the three month USD-LIBOR-BBA
maturing December 23, 2013.	Dec-11/0.476	13,241,000	6,091

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.53% versus
the three month USD-LIBOR-BBA
maturing December 21, 2013.	Dec-11/0.53	13,241,000	35,353

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.53%
versus the three month USD-LIBOR-BBA
maturing December 21, 2013.	Dec-11/0.53	13,241,000	10,460

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 2.355% versus the
three month USD-LIBOR-BBA
maturing December 19, 2021.	Dec-11/2.355	4,375,000	125,563

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 2.355% versus the three
month USD-LIBOR-BBA maturing
December 19, 2021.	Dec-11/2.355	4,375,000	52,894

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.745% versus
the three month USD-LIBOR-BBA
maturing December 19, 2041.	Dec-11/0.745	8,462,000	33,848

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 1.3525% versus the
three month USD-LIBOR-BBA
maturing December 19, 2016.	Dec-11/1.3525	4,375,000	30,581

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 1.3525%
versus the three month USD-LIBOR-BBA
maturing December 19, 2016.	Dec-11/1.3525	4,375,000	29,531

73

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.745%
versus the three month USD-LIBOR-BBA
maturing December 19, 2041	Dec-11/0.745	$8,462,000	$16,332

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.99%
versus the three month USD-LIBOR-BBA
maturing December 14, 2041.	Dec-11/2.99	9,477,883	799,744

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.99% versus
the three month USD-LIBOR-BBA
maturing December 14, 2041.	Dec-11/2.99	9,477,883	261,400

Option on an interest rate swap with
Deutsche Bank AG for the right to receive
a fixed rate of 3.855% versus the three
month USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/3.855	3,492,054	837,150

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 4.355% versus the
three month USD-LIBOR-BBA
maturing December 6, 2041.	Dec-11/4.355	3,492,054	663

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 0.5325% versus the three
month USD-LIBOR-BBA maturing
December 5, 2013.	Dec-11/0.5325	11,105,188	25,653

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 0.5325% versus the
three month USD-LIBOR-BBA
maturing December 5, 2013.	Dec-11/0.5325	11,105,188	7,885

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.21% versus
the three month USD-LIBOR-BBA
maturing November 23, 2021.	Nov-11/3.21	5,375,417	523,458

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.21% versus the
three month USD-LIBOR-BBA
maturing November 23, 2021.	Nov-11/3.21	5,375,417	1,613

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 17, 2021.	Nov-11/2.3175	4,375,000	106,138

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 17, 2021.	Nov-11/2.3175	4,375,000	37,800

74

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 0.715% versus
the three month USD-LIBOR-BBA
maturing November 17, 2014.	Nov-11/0.715	$8,462,000	$28,068

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 1.30% versus the three
month USD-LIBOR-BBA
maturing November 17, 2016.	Nov-11/1.30	4,375,000	24,413

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 1.30% versus
the three month USD-LIBOR-BBA
maturing November 17, 2016.	Nov-11/1.30	4,375,000	20,781

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.715%
versus the three month USD-LIBOR-BBA
maturing November 17, 2014.	Nov-11/0.715	8,462,000	11,170

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 4, 2041.	Nov-11/4.0325	3,049,978	848,656

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 4, 2041.	Nov-11/4.0325	3,049,978	183

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 0.5175% versus the three
month USD-LIBOR-BBA maturing
November 3, 2013.	Nov-11/0.5175	11,105,188	23,321

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 0.5175% versus the
three month USD-LIBOR-BBA
maturing November 3, 2013.	Nov-11/0.5175	11,105,188	6,219

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.17% versus
the three month USD-LIBOR-BBA
maturing October 21, 2021.	Oct-11/3.17	4,683,843	449,934

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.17% versus the
three month USD-LIBOR-BBA
maturing October 21, 2021.	Oct-11/3.17	4,683,843	14

Total purchased options outstanding (cost $9,539,620)			$14,614,576

75

FOREIGN GOVERNMENT BONDS AND NOTES (0.8%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$125,000	$100,000

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013		850,000	810,501

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		4,755,000	4,030,386

Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.439s, 2012		8,160,000	949,416

Brazil (Federal Republic of) notes 10s, 2012	BRL	4,130	2,239,158

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021		$800,000	808,000

Ukraine (Government of ) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017		150,000	138,000

Ukraine (Government of) 144A bonds 7 3/4s, 2020		450,000	405,000

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013		2,200,000	2,117,500

Total foreign government bonds and notes (cost $12,664,588)			$11,597,961

SENIOR LOANS (0.4%)* [c]	Principal amount		Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		$210,000	$183,225

American Rock Salt Co., LLC / American Rock Capital Corp.
bank term loan FRN 5 1/2s, 2017		9,813	9,297

Ardent Health Services bank term loan FRN 6 1/2s, 2015		15,000	14,588

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015		290,575	282,584

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017		74,063	71,047

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B2, 3.218s, 2015		135,000	112,781

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		370,555	357,122

Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2 1/2s, 2014		83,053	65,434

Claire’s Stores, Inc. bank term loan FRN 2.996s, 2014		212,285	179,115

Clear Channel Communications, Inc. bank term loan FRN
Ser. A, 3.621s, 2014		120,000	99,975

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016		86,183	85,250

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		169,575	156,603

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018		224,438	212,982

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017		109,725	102,044

First Data Corp. bank term loan FRN 4.217s, 2018		560,071	459,609

First Data Corp. bank term loan FRN Ser. B3, 2.967s, 2014		59,603	52,053

Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016		178,358	174,902

Goodman Global, Inc. bank term loan FRN 9s, 2017		155,000	155,258

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016		156,044	154,256

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)		144,638	141,600

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018		333,325	310,409

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2,
8s, 2014		173,448	171,280

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7 1/2s, 2013		173,049	170,886

Intelsat Jackson Holdings SA bank term loan FRN 3.246s,
2014 (Luxembourg)		400,000	371,000

76

SENIOR LOANS (0.4%)* [c] cont.		Principal amount		Value

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			$89,775	$86,857

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			195,000	180,565

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			69,825	66,334

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			390,000	380,640

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			300,000	289,650

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			478,929	472,942

SRAM Corp. bank term loan FRN 8 1/2s, 2018			75,000	74,251

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.726s, 2017			799,610	534,490

Total senior loans (cost $6,647,207)				$6,179,029

CONVERTIBLE PREFERRED STOCKS (0.1%)*			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			4,097	$211,508

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			7,578	137,692

General Motors Co. Ser. B, $2.375 cv. pfd.			5,637	196,943

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default) †			684	616

Lucent Technologies Capital Trust I 7.75% cv. pfd.			217	180,096

Total convertible preferred stocks (cost $1,482,861)				$726,855

PREFERRED STOCKS (—%)*			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			471	$315,408

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			15,430	281,598

Total preferred stocks (cost $727,853)				$597,006

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount		Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$49,000	$64,381

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027			145,000	98,781

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			134,000	137,853

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			135,000	123,188

Total convertible bonds and notes (cost $452,817)				$424,203

MUNICIPAL BONDS AND NOTES (—%)*		Principal amount		Value

IL State G.O. Bonds
4.421s, 1/1/15			$50,000	$52,160
4.071s, 1/1/14			150,000	154,764

Total municipal bonds and notes (cost $200,000)				$206,924

WARRANTS (—%)* †	Expiration	Strike
	date	price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	62	$713

Tower Semiconductor, Ltd. 144A (Israel) F	6/30/15	0.01	49,174	11,802

Total warrants (cost $10,021)				$12,515

SHORT-TERM INVESTMENTS (32.3%)*	Principal amount/shares			Value

Putnam Cash Collateral Pool, LLC 0.16% [d]		57,181,030		$57,181,030

Putnam Money Market Liquidity Fund 0.10% [e]		232,267,965		232,267,965

Federal Home Loan Bank commercial paper discount notes
with an effective yield of 0.015%, December 7, 2011		$14,000,000		13,999,602

77

SHORT-TERM INVESTMENTS (32.3%)* cont.	Principal amount/shares	Value

Federal Home Loan Mortgage Corp. commercial paper
discount notes with an effective yield of 0.015%,
December 12, 2011	$13,000,000	$12,998,961

Federal National Mortgage Association commercial paper
discount notes with an effective yield of 0.040%,
December 12, 2011	5,000,000	4,999,302

Straight-A Funding, LLC commercial paper with an
effective yield of 0.188%, December 19, 2011	8,000,000	7,996,668

Straight-A Funding, LLC commercial paper with an
effective yield of 0.158%, October 4, 2011	14,000,000	13,999,811

Straight-A Funding, LLC commercial paper with an
effective yield of 0.158%, October 4, 2011	13,000,000	12,999,828

Straight-A Funding, LLC commercial paper with an
effective yield of 0.158%, October 3, 2011	5,000,000	4,999,958

U.S. Treasury Bills with an effective yield of 0.100%,
December 1, 2011 # ##	29,231,000	29,226,003

U.S. Treasury Bills with an effective yield of 0.094%,
July 26, 2012	139,000	138,869

U. S. Treasury Bills with an effective yield of zero %,
March 22, 2012 [i]	196,000	195,961

U. S. Treasury Bills with an effective yield of zero %,
March 15, 2012 [i]	172,000	171,966

U.S. Treasury Bills with effective yields ranging from
0.240% to 0.259%, October 20, 2011 # ##	34,068,000	34,063,541

U.S. Treasury Bills with effective yields ranging from
0.104% to 0.109%, February 9, 2012 # ##	3,490,000	3,486,316

U.S. Treasury Bills with effective yields ranging from
0.085% to 0.125%, May 3, 2012 # ##	25,906,000	25,883,565

U.S. Treasury Bills with effective yields ranging from
0.080% to 0.094%, November 17, 2011 # ##	8,514,000	8,512,945

Total short-term investments (cost $463,130,192)		$463,122,291

TOTAL INVESTMENTS

Total investments (cost $1,697,164,322)		$1,658,395,908

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD/$	United States Dollar

78

Key to holding’s abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2010 through September 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $1,434,561,956.

† Non-income-producing security.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of the restricted security held at the close of the reporting period was $118,048, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts (Note 1).

R Real Estate Investment Trust.

79

S Security on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $440,437,101 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $452,588,179)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	10/19/11	$1,601,093	$1,732,438	$131,345

	Brazilian Real	Buy	10/19/11	1,265,921	1,438,191	(172,270)

	British Pound	Sell	10/19/11	5,185,544	5,293,454	107,910

	Canadian Dollar	Sell	10/19/11	7,244,707	7,637,327	392,620

	Chilean Peso	Sell	10/19/11	225,996	252,671	26,675

	Czech Koruna	Sell	10/19/11	197,380	201,220	3,840

	Euro	Sell	10/19/11	7,028,479	7,321,100	292,621

	Hungarian Forint	Buy	10/19/11	469,776	520,773	(50,997)

	Japanese Yen	Buy	10/19/11	1,113,155	1,108,871	4,284

	Mexican Peso	Sell	10/19/11	399,790	429,002	29,212

	Norwegian Krone	Sell	10/19/11	1,561,384	1,692,409	131,025

	Russian Ruble	Buy	10/19/11	155,320	169,247	(13,927)

	Singapore Dollar	Sell	10/19/11	64,289	64,767	478

	South African Rand	Buy	10/19/11	696,798	781,710	(84,912)

	South Korean Won	Sell	10/19/11	1,958,321	2,139,480	181,159

	Swedish Krona	Buy	10/19/11	1,376,587	1,473,120	(96,533)

	Swiss Franc	Buy	10/19/11	801,224	844,385	(43,161)

	Taiwan Dollar	Buy	10/19/11	850,690	895,164	(44,474)

	Turkish Lira	Buy	10/19/11	131,758	138,862	(7,104)

Barclays Bank PLC

	Australian Dollar	Sell	10/19/11	6,388,496	6,807,003	418,507

	Brazilian Real	Sell	10/19/11	2,141,433	2,422,079	280,646

	British Pound	Sell	10/19/11	8,083,376	8,240,413	157,037

	Canadian Dollar	Buy	10/19/11	1,359,454	1,432,001	(72,547)

	Chilean Peso	Buy	10/19/11	346,748	386,635	(39,887)

	Czech Koruna	Sell	10/19/11	708,552	728,889	20,337

	Euro	Buy	10/19/11	11,444,962	11,900,396	(455,434)

	Hungarian Forint	Buy	10/19/11	816,499	902,526	(86,027)

80

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $452,588,179) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Indian Rupee	Sell	10/19/11	$1,064,026	$1,124,357	$60,331

	Japanese Yen	Sell	10/19/11	803,501	799,375	(4,126)

	Malaysian Ringgit	Buy	10/19/11	225,081	240,083	(15,002)

	Mexican Peso	Sell	10/19/11	313,143	347,522	34,379

	New Zealand Dollar	Buy	10/19/11	80,979	88,314	(7,335)

	Norwegian Krone	Sell	10/19/11	2,362,709	2,406,569	43,860

	Polish Zloty	Sell	10/19/11	1,113,225	1,218,315	105,090

	Russian Ruble	Sell	10/19/11	629,146	684,530	55,384

	Singapore Dollar	Sell	10/19/11	771,848	794,413	22,565

	South Korean Won	Sell	10/19/11	356,280	389,166	32,886

	Swedish Krona	Sell	10/19/11	2,039,828	2,185,903	146,075

	Swiss Franc	Sell	10/19/11	1,659,789	1,763,407	103,618

	Taiwan Dollar	Sell	10/19/11	741,146	775,207	34,061

	Thai Baht	Buy	10/19/11	18,167	18,785	(618)

	Turkish Lira	Buy	10/19/11	511,454	539,215	(27,761)

Citibank, N.A.

	Australian Dollar	Sell	10/19/11	4,107,098	4,440,840	333,742

	Brazilian Real	Buy	10/19/11	384,910	436,975	(52,065)

	British Pound	Buy	10/19/11	8,131,954	8,293,838	(161,884)

	Canadian Dollar	Buy	10/19/11	40,502	42,676	(2,174)

	Chilean Peso	Sell	10/19/11	245,502	273,890	28,388

	Czech Koruna	Buy	10/19/11	958,781	1,016,126	(57,345)

	Danish Krone	Buy	10/19/11	1,513,638	1,583,410	(69,772)

	Euro	Buy	10/19/11	5,469,413	5,687,161	(217,748)

	Hong Kong Dollar	Sell	10/19/11	1,252,411	1,251,136	(1,275)

	Hungarian Forint	Buy	10/19/11	844,651	934,116	(89,465)

	Japanese Yen	Sell	10/19/11	605,153	606,371	1,218

	Mexican Peso	Buy	10/19/11	928,715	1,031,179	(102,464)

	New Zealand Dollar	Sell	10/19/11	518,278	564,627	46,349

	Norwegian Krone	Sell	10/19/11	216,347	234,724	18,377

	Polish Zloty	Sell	10/19/11	1,513,434	1,653,616	140,182

	Singapore Dollar	Sell	10/19/11	35,053	28,205	(6,848)

	South African Rand	Sell	10/19/11	483,473	543,165	59,692

	South Korean Won	Buy	10/19/11	322,658	352,997	(30,339)

	Swedish Krona	Buy	10/19/11	2,564,816	2,746,305	(181,489)

	Swiss Franc	Sell	10/19/11	1,285,472	1,355,050	69,578

	Taiwan Dollar	Sell	10/19/11	2,139,035	2,236,341	97,306

	Turkish Lira	Buy	10/19/11	507,157	534,745	(27,588)

Credit Suisse AG

	Australian Dollar	Sell	10/19/11	7,218,958	7,650,300	431,342

	Brazilian Real	Sell	10/19/11	27,335	30,912	3,577

	British Pound	Buy	10/19/11	8,145,075	8,221,507	(76,432)

	Canadian Dollar	Sell	10/19/11	2,617,030	2,759,657	142,627

	Chilean Peso	Buy	10/19/11	117,297	130,973	(13,676)

81

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $452,588,179) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Czech Koruna	Buy	10/19/11	$695,425	$735,015	$(39,590)

	Euro	Sell	10/19/11	10,473,212	10,880,402	407,190

	Hungarian Forint	Sell	10/19/11	1,188,913	1,257,517	68,604

	Indian Rupee	Sell	10/19/11	2,134,951	2,256,004	121,053

	Japanese Yen	Sell	10/19/11	2,928,133	2,909,381	(18,752)

	Malaysian Ringgit	Sell	10/19/11	443,119	457,351	14,232

	Mexican Peso	Sell	10/19/11	670,560	721,145	50,585

	Norwegian Krone	Buy	10/19/11	725,627	787,731	(62,104)

	Polish Zloty	Sell	10/19/11	1,775,006	1,942,600	167,594

	Russian Ruble	Buy	10/19/11	85,187	92,650	(7,463)

	South African Rand	Buy	10/19/11	32,016	36,721	(4,705)

	South Korean Won	Sell	10/19/11	981,092	1,055,628	74,536

	Swedish Krona	Sell	10/19/11	1,508,130	1,614,620	106,490

	Swiss Franc	Buy	10/19/11	1,049,259	1,104,546	(55,287)

	Taiwan Dollar	Sell	10/19/11	1,063,643	1,100,470	36,827

	Turkish Lira	Sell	10/19/11	243,427	256,582	13,155

Deutsche Bank AG

	Australian Dollar	Buy	10/19/11	6,377,072	6,898,711	(521,639)

	Brazilian Real	Sell	10/19/11	117,324	132,834	15,510

	British Pound	Sell	10/19/11	1,002,026	1,022,359	20,333

	Canadian Dollar	Buy	10/19/11	2,569,730	2,721,419	(151,689)

	Chilean Peso	Sell	10/19/11	566,682	633,842	67,160

	Czech Koruna	Sell	10/19/11	628,275	650,215	21,940

	Euro	Sell	10/19/11	3,630,173	3,781,338	151,165

	Hungarian Forint	Sell	10/19/11	839,018	928,262	89,244

	Malaysian Ringgit	Sell	10/19/11	660,813	683,999	23,186

	Mexican Peso	Buy	10/19/11	889,668	987,153	(97,485)

	New Zealand Dollar	Sell	10/19/11	600,324	654,482	54,158

	Norwegian Krone	Sell	10/19/11	1,583,615	1,718,609	134,994

	Polish Zloty	Sell	10/19/11	1,755,845	1,859,777	103,932

	Singapore Dollar	Buy	10/19/11	1,159,111	1,247,077	(87,966)

	South Korean Won	Sell	10/19/11	580,559	634,441	53,882

	Swedish Krona	Buy	10/19/11	1,081,248	1,158,884	(77,636)

	Swiss Franc	Buy	10/19/11	2,745,949	2,893,802	(147,853)

	Taiwan Dollar	Sell	10/19/11	759,118	794,551	35,433

	Turkish Lira	Sell	10/19/11	499,315	526,000	26,685

Goldman Sachs International

	Australian Dollar	Sell	10/19/11	623,088	673,862	50,774

	British Pound	Buy	10/19/11	1,798,805	1,834,602	(35,797)

	Canadian Dollar	Sell	10/19/11	3,849,711	4,055,861	206,150

	Chilean Peso	Buy	10/19/11	470,532	525,844	(55,312)

	Euro	Sell	10/19/11	2,062,653	2,112,198	49,545

	Hungarian Forint	Buy	10/19/11	206,271	227,704	(21,433)

	Japanese Yen	Buy	10/19/11	9,780,001	9,722,004	57,997

82

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $452,588,179) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Norwegian Krone	Sell	10/19/11	$1,472,733	$1,597,550	$124,817

	Polish Zloty	Buy	10/19/11	209,063	228,458	(19,395)

	South African Rand	Buy	10/19/11	125,626	141,765	(16,139)

	Swedish Krona	Sell	10/19/11	587,008	628,379	41,371

	Swiss Franc	Sell	10/19/11	4,037,498	4,249,796	212,298

HSBC Bank USA, National Association

	Australian Dollar	Buy	10/19/11	200,306	216,622	(16,316)

	British Pound	Buy	10/19/11	428,263	436,934	(8,671)

	Euro	Sell	10/19/11	3,586,564	3,673,158	86,594

	Hong Kong Dollar	Sell	10/19/11	3,240,446	3,237,346	(3,100)

	Indian Rupee	Sell	10/19/11	572,603	606,441	33,838

	Japanese Yen	Sell	10/19/11	4,991,129	4,962,194	(28,935)

	New Zealand Dollar	Sell	10/19/11	356,168	388,300	32,132

	Norwegian Krone	Buy	10/19/11	969,399	1,051,977	(82,578)

	Singapore Dollar	Buy	10/19/11	4,460,568	4,799,203	(338,635)

	South Korean Won	Buy	10/19/11	1,401,668	1,534,036	(132,368)

	Swiss Franc	Buy	10/19/11	5,122,774	5,389,632	(266,858)

	Taiwan Dollar	Sell	10/19/11	1,354,339	1,416,823	62,484

JPMorgan Chase Bank, N.A.

	Australian Dollar	Sell	10/19/11	2,123,303	2,296,894	173,591

	Brazilian Real	Sell	10/19/11	487,007	550,140	63,133

	British Pound	Buy	10/19/11	8,642,730	8,781,727	(138,997)

	Canadian Dollar	Sell	10/19/11	4,147,684	4,360,932	213,248

	Chilean Peso	Buy	10/19/11	364,073	405,128	(41,055)

	Czech Koruna	Buy	10/19/11	390,418	413,161	(22,743)

	Euro	Buy	10/19/11	636,964	663,794	(26,830)

	Hong Kong Dollar	Sell	10/19/11	903,184	902,374	(810)

	Hungarian Forint	Sell	10/19/11	1,503,566	1,661,983	158,417

	Japanese Yen	Buy	10/19/11	6,367,330	6,328,999	38,331

	Malaysian Ringgit	Sell	10/19/11	41,134	42,490	1,356

	Mexican Peso	Sell	10/19/11	310,169	344,233	34,064

	New Zealand Dollar	Buy	10/19/11	731,323	797,423	(66,100)

	Norwegian Krone	Sell	10/19/11	1,213,599	1,315,563	101,964

	Polish Zloty	Buy	10/19/11	975,466	1,065,148	(89,682)

	Russian Ruble	Buy	10/19/11	155,320	168,857	(13,537)

	Singapore Dollar	Sell	10/19/11	2,382,510	2,564,673	182,163

	South African Rand	Buy	10/19/11	1,067,395	1,216,729	(149,334)

	South Korean Won	Buy	10/19/11	223,571	247,443	(23,872)

	Swedish Krona	Sell	10/19/11	679,295	727,271	47,976

	Swiss Franc	Buy	10/19/11	4,265,093	4,492,991	(227,898)

	Taiwan Dollar	Buy	10/19/11	149,694	157,574	(7,880)

	Thai Baht	Buy	10/19/11	42,012	43,497	(1,485)

	Turkish Lira	Sell	10/19/11	454,357	477,802	23,445

83

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $452,588,179) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Sell	10/19/11	$1,680,577	$1,737,335	$56,758

	Brazilian Real	Sell	10/19/11	407,487	460,284	52,797

	British Pound	Sell	10/19/11	6,482,008	6,614,190	132,182

	Canadian Dollar	Sell	10/19/11	200,691	208,765	8,074

	Chilean Peso	Sell	10/19/11	37,344	41,706	4,362

	Czech Koruna	Buy	10/19/11	509,048	538,702	(29,654)

	Euro	Buy	10/19/11	7,280,072	7,584,656	(304,584)

	Hungarian Forint	Buy	10/19/11	729,345	808,356	(79,011)

	Indian Rupee	Sell	10/19/11	1,146,605	1,211,228	64,623

	Japanese Yen	Buy	10/19/11	8,650,022	8,597,506	52,516

	Malaysian Ringgit	Buy	10/19/11	636,551	682,481	(45,930)

	Mexican Peso	Sell	10/19/11	1,142,178	1,260,577	118,399

	New Zealand Dollar	Sell	10/19/11	136,032	148,304	12,272

	Norwegian Krone	Sell	10/19/11	1,322,601	1,436,838	114,237

	Polish Zloty	Sell	10/19/11	480,124	525,954	45,830

	Russian Ruble	Buy	10/19/11	85,196	92,864	(7,668)

	Singapore Dollar	Sell	10/19/11	1,149,927	1,212,927	63,000

	South African Rand	Sell	10/19/11	1,303,498	1,461,551	158,053

	South Korean Won	Buy	10/19/11	179,123	180,897	(1,774)

	Swedish Krona	Buy	10/19/11	89,771	96,289	(6,518)

	Swiss Franc	Sell	10/19/11	3,859,620	4,059,261	199,641

	Taiwan Dollar	Buy	10/19/11	734,630	769,845	(35,215)

	Turkish Lira	Buy	10/19/11	369,599	389,748	(20,149)

State Street Bank and Trust Co.

	Australian Dollar	Buy	10/19/11	4,197,812	4,518,812	(321,000)

	Brazilian Real	Sell	10/19/11	1,894,361	2,147,635	253,274

	British Pound	Sell	10/19/11	1,007,337	983,014	(24,323)

	Canadian Dollar	Buy	10/19/11	6,458,507	6,824,669	(366,162)

	Czech Koruna	Sell	10/19/11	448,771	457,417	8,646

	Euro	Buy	10/19/11	14,631,931	15,248,006	(616,075)

	Hungarian Forint	Sell	10/19/11	1,004,369	1,109,567	105,198

	Indonesian Rupiah	Sell	10/19/11	582,958	542,193	(40,765)

	Japanese Yen	Buy	10/19/11	4,340,155	4,318,093	22,062

	Malaysian Ringgit	Buy	10/19/11	259,047	276,358	(17,311)

	Mexican Peso	Sell	10/19/11	259,430	284,304	24,874

	Norwegian Krone	Sell	10/19/11	400,124	433,871	33,747

	Polish Zloty	Buy	10/19/11	2,021,843	2,208,114	(186,271)

	Russian Ruble	Buy	10/19/11	155,320	168,854	(13,534)

	Singapore Dollar	Buy	10/19/11	335,679	361,345	(25,666)

	South African Rand	Sell	10/19/11	875,833	982,166	106,333

	South Korean Won	Sell	10/19/11	498,177	544,413	46,236

	Swedish Krona	Buy	10/19/11	3,550,971	3,800,219	(249,248)

	Swiss Franc	Sell	10/19/11	427,460	450,313	22,853

	Taiwan Dollar	Sell	10/19/11	602,249	630,034	27,785

84

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $452,588,179) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Thai Baht	Sell	10/19/11	$104,947	$108,531	$3,584

	Turkish Lira	Sell	10/19/11	284,464	299,649	15,185

UBS AG

	Australian Dollar	Buy	10/19/11	3,418,080	3,815,773	(397,693)

	Brazilian Real	Buy	10/19/11	856,690	970,181	(113,491)

	British Pound	Buy	10/19/11	4,521,848	4,558,461	(36,613)

	Canadian Dollar	Sell	10/19/11	3,756,738	3,868,788	112,050

	Czech Koruna	Sell	10/19/11	684,493	720,526	36,033

	Euro	Sell	10/19/11	3,693,373	3,920,810	227,437

	Hungarian Forint	Buy	10/19/11	15,093	16,675	(1,582)

	Indian Rupee	Buy	10/19/11	1,290,871	1,366,123	(75,252)

	Japanese Yen	Sell	10/19/11	12,144,467	12,052,655	(91,812)

	Mexican Peso	Sell	10/19/11	240,831	267,366	26,535

	New Zealand Dollar	Sell	10/19/11	140,759	153,495	12,736

	Norwegian Krone	Buy	10/19/11	3,522,055	3,826,673	(304,618)

	Polish Zloty	Sell	10/19/11	557,067	548,999	(8,068)

	Russian Ruble	Buy	10/19/11	85,187	92,762	(7,575)

	Singapore Dollar	Buy	10/19/11	1,286,846	1,384,552	(97,706)

	South African Rand	Sell	10/19/11	801,885	899,639	97,754

	South Korean Won	Buy	10/19/11	47,499	47,968	(469)

	Swedish Krona	Sell	10/19/11	3,081,571	3,299,731	218,160

	Swiss Franc	Buy	10/19/11	2,480,900	2,613,782	(132,882)

	Taiwan Dollar	Buy	10/19/11	1,053,064	1,101,459	(48,395)

	Thai Baht	Buy	10/19/11	18,163	18,777	(614)

	Turkish Lira	Sell	10/19/11	39,533	41,660	2,127

Westpac Banking Corp.

	Australian Dollar	Sell	10/19/11	1,126,613	1,217,998	91,385

	British Pound	Sell	10/19/11	5,161,021	5,157,040	(3,981)

	Canadian Dollar	Buy	10/19/11	3,013,146	3,173,462	(160,316)

	Euro	Sell	10/19/11	14,609,015	15,222,902	613,887

	Japanese Yen	Sell	10/19/11	2,689,778	2,673,379	(16,399)

	New Zealand Dollar	Buy	10/19/11	462,081	503,571	(41,490)

	Norwegian Krone	Sell	10/19/11	2,816,882	3,058,083	241,201

	Swedish Krona	Sell	10/19/11	2,120,520	2,270,571	150,051

	Swiss Franc	Sell	10/19/11	1,008,826	1,062,708	53,882

Total						$2,327,236

85

FUTURES CONTRACTS OUTSTANDING at 9/30/11

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Australian Government Treasury Bond
10 yr (Long)	39	$3,623,350	Dec-11	$12,611

Australian Government Treasury Bond
10 yr (Short)	5	464,532	Dec-11	5,616

Canadian Government Bond
10 yr (Long)	29	3,691,944	Dec-11	59,597

Euro STOXX 50 Index (Long)	351	10,155,672	Dec-11	(32,815)

Euro STOXX 50 Index (Short)	563	16,289,582	Dec-11	(85,009)

Euro-Bobl 5 yr (Short)	6	983,391	Dec-11	3,442

Euro-Bund 10 yr (Long)	1	183,170	Dec-11	(701)

Euro-Schatz 2 yr (Long)	9	1,324,052	Dec-11	(3,533)

Euro-Swiss Franc 3 Month (Short)	7	1,933,427	Dec-11	(13,942)

Euro-Swiss Franc 3 Month (Short)	18	4,976,143	Jun-12	(60,369)

Euro-Swiss Franc 3 Month (Short)	18	4,973,161	Dec-12	(74,921)

Euro-Swiss Franc 3 Month (Short)	18	4,975,149	Mar-12	(47,751)

FTSE 100 Index (Long)	299	23,778,390	Dec-11	(723,394)

FTSE 100 Index (Short)	153	12,167,537	Dec-11	556,509

Japanese Government Bond
10 yr (Long)	16	29,521,697	Dec-11	(98,144)

Japanese Government Bond
10 yr Mini (Long)	91	16,791,646	Dec-11	(53,595)

MSCI EAFE Index Mini (Long)	60	4,039,800	Dec-11	(37,020)

OMXS 30 Index (Short)	364	4,841,545	Oct-11	(154,461)

Russell 2000 Index Mini (Long)	483	30,984,450	Dec-11	(2,780,492)

Russell 2000 Index Mini (Short)	46	2,950,900	Dec-11	290,398

S&P 500 Index (Long)	29	8,163,500	Dec-11	(154,399)

S&P 500 Index E-Mini (Long)	4,727	266,130,100	Dec-11	(15,903,992)

S&P 500 Index E-Mini (Short)	2,393	134,725,900	Dec-11	7,181,130

S&P Mid Cap 400 Index E-Mini (Long)	778	60,598,420	Dec-11	(5,786,266)

S&P/TSX 60 Index (Short)	31	3,947,452	Dec-11	342,351

SGX MSCI Singapore Index (Short)	36	1,691,654	Oct-11	20,774

SPI 200 Index (Short)	135	13,097,031	Dec-11	320,288

Tokyo Price Index (Short)	325	31,937,147	Dec-11	(558,426)

U.K. Gilt 10 yr (Short)	3	609,231	Dec-11	(11,350)

U.S. Treasury Bond 30 yr (Long)	25	3,965,625	Dec-11	398,585

U.S. Treasury Bond 20 yr (Long)	332	47,351,500	Dec-11	1,967,072

U.S. Treasury Bond 20 yr (Short)	4	570,500	Dec-11	(14,258)

U.S. Treasury Note 10 yr (Long)	3	390,281	Dec-11	1,401

U.S. Treasury Note 10 yr (Short)	301	39,158,219	Dec-11	(334,416)

U.S. Treasury Note 5 yr (Long)	111	13,595,766	Dec-11	9,617

U.S. Treasury Note 5 yr (Short)	359	43,971,891	Dec-11	(56,776)

U.S. Treasury Note 2 yr (Long)	176	38,755,750	Dec-11	(37,272)

U.S. Treasury Note 2 yr (Short)	162	35,672,906	Dec-11	40,192

Total				$(15,813,719)

86

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $14,010,191)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	$204,400	Aug-15/4.375	$12,912

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	204,400	Aug-15/4.375	63,352

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	204,400	Aug-15/4.46	12,217

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	204,400	Aug-15/4.46	65,952

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 5.35%
versus the three month USD-LIBOR-BBA maturing
August 8, 2026.	5,935,733	Aug-16/5.35	158,781

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 8, 2026.	5,935,733	Aug-16/4.35	798,059

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 5, 2026.	3,616,372	Aug-16/4.28	155,019

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 5, 2026.	3,616,372	Aug-16/4.28	470,996

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 3, 2026.	3,829,820	Aug-16/4.68	134,810

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 3, 2026.	3,829,820	Aug-16/4.68	592,090

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2, 2026.	3,191,517	Jul-16/4.67	112,661

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2, 2026.	3,191,517	Jul-16/4.67	491,494

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 1, 2026.	3,191,517	Jul-16/4.80	105,639

87

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $14,010,191) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 1, 2026.	$3,191,517	Jul-16/4.80	$518,302

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 28, 2026.	1,276,607	Jul-16/4.80	42,256

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 28, 2026.	1,276,607	Jul-16/4.80	207,321

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 27, 2026.	3,191,517	Jul-16/4.815	104,682

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 27, 2026.	3,191,517	Jul-16/4.815	521,494

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 26, 2026.	2,996,407	Jul-16/4.79	101,998

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 26, 2026.	2,996,407	Jul-16/4.79	485,807

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 22, 2026.	3,190,114	Jul-16/4.74	110,952

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 22, 2026.	3,190,114	Jul-16/4.74	507,005

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.815% versus the three month USD-LIBOR-BBA
maturing June 10, 2026.	2,745,482	Jun-16/4.815	90,244

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.815% versus the three month USD-LIBOR-BBA
maturing June 10, 2026.	2,745,482	Jun-16/4.815	451,247

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	4,568,578	Jun-16/5.12	69,031

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 6, 2021.	4,495,597	Jun-16/4.89	71,030

88

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $14,010,191) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 6, 2021.	$4,467,054	Jun-16/4.575	$84,427

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	4,568,578	Jun-16/4.12	325,557

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 6, 2021.	4,495,597	Jun-16/4.39	359,648

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 6, 2021.	4,467,054	Jun-16/4.575	388,276

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 5.02% versus
the three month USD-LIBOR-BBA maturing May 3, 2026.	18,028,331	Apr-16/5.02	527,509

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 5.02% versus the
three month USD-LIBOR-BBA maturing May 3, 2026.	18,028,331	Apr-16/5.02	3,220,401

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	2,187,480	Feb-15/5.27	38,828

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	2,187,480	Feb-15/5.27	455,805

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 5, 2024.	2,366,486	Aug-14/4.20	61,268

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 5, 2024.	2,366,486	Aug-14/4.20	324,422

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 31, 2024.	1,972,071	Jul-14/4.19	51,057

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 31, 2024.	1,972,071	Jul-14/4.19	269,681

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	788,829	Jul-14/4.34	18,577

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	1,972,071	Jul-14/4.35	46,146

89

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $14,010,191) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	$788,829	Jul-14/4.34	$116,045

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	1,972,071	Jul-14/4.35	291,492

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 29, 2024.	1,972,076	Jul-14/4.3725	45,377

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 29, 2024.	1,972,076	Jul-14/4.3725	294,845

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing July 24, 2024.	1,851,511	Jul-14/4.36	42,751

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.36%
versus the three month USD-LIBOR-BBA maturing
July 24, 2024.	1,851,511	Jul-14/4.36	275,394

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.29% versus the three month USD-LIBOR-BBA
maturing July 23, 2024.	1,971,205	Jul-14/4.29	47,506

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.29%
versus the three month USD-LIBOR-BBA maturing
July 23, 2024.	1,971,205	Jul-14/4.29	283,499

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	4,114,000	May-12/5.51	1,205,196

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 14, 2016.	14,601,126	Dec-11/1.29	75,342

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 14, 2016.	14,601,126	Dec-11/1.29	118,707

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 16, 2041.	9,910,100	Nov-11/3.425	38,649

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 16, 2041.	9,910,100	Nov-11/3.425	1,524,272

90

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $14,010,191) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.01625% versus the three month USD-LIBOR-BBA
maturing November 10, 2041.	$4,338,261	Nov-11/4.01625	$651

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
3.51625% versus the three month USD-LIBOR-BBA
maturing November 10, 2041.	4,338,261	Nov-11/3.51625	743,708

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 2.47%
versus the three month USD-LIBOR-BBA maturing
October 11, 2016.	6,627,503	Oct-11/2.47	—

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 1.97%
versus the three month USD-LIBOR-BBA maturing
October 11, 2016.	6,627,503	Oct-11/1.97	225,932

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	4,114,000	May-12/5.51	658

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	958,517	May-16/5.11	14,483

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing June 1, 2021.	943,752	May-16/4.86	15,421

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing June 1, 2021.	939,055	May-16/4.60	17,485

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	958,517	May-16/4.11	68,007

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing June 1, 2021.	943,752	May-16/4.36	74,755

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	939,055	May-16/4.60	82,487

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 23, 2021.	6,894,306	May-16/4.765	119,203

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing May 23, 2021.	6,894,306	May-16/4.765	647,858

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	2,851,997	May-16/4.7575	48,755

91

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $14,010,191) cont.

	Contract		Expiration date/
	amount		strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 16, 2021.	$4,355,295		May-16/4.745	$72,733

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	10,888,239		May-16/4.77	185,144

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	2,851,997		May-16/4.7575	267,346

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 15, 2021.	4,355,295		May-16/4.745	404,171

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	10,888,239		May-16/4.77	1,025,629

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 30, 2016.	1,059,846		Nov-11/2.31	85

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 30, 2016.	1,059,846		Nov-11/2.31	50,459

Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	13,400,000	Jan-12/0.722	147,305

Total				$21,198,303

TBA SALE COMMITMENTS OUTSTANDING AT 9/30/11 (proceeds receivable $3,275,508)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association,
5 1/2s, October 1, 2041	$3,000,000	10/13/11	$3,256,172

Total			$3,256,172

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$4,260,000	$274,344	8/17/21	4.55%	3 month USD-
				LIBOR-BBA	$(700,968)

5,547,000	358,059	8/19/21	4.475%	3 month USD-
				LIBOR-BBA	(872,473)

189,537,700	21,785	7/8/13	0.68%	3 month USD-
				LIBOR-BBA	(567,020)

92

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
	$10,813,400	$—	9/23/13	3 month USD-
				LIBOR-BBA	0.45%	$(25,941)

	10,649,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.5075%	(13,729)

	1,547,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1825%	10,628

	5,913,000	—	10/3/13	3 month USD-
				LIBOR-BBA	0.54875%	(3,311)

	2,524,000	—	8/2/21	2.97236%	3 month USD-
					LIBOR-BBA	(213,393)

	7,133,000	—	8/9/13	0.553%	3 month USD-
					LIBOR-BBA	(1,326)

	16,463,500	(24,648)	2/7/15	1.891%	3 month USD-
					LIBOR-BBA	(647,411)

AUD	1,400,000	—	4/18/21	6.10%	6 month AUD-
					BBR-BBSW	(143,864)

CAD	864,000	—	9/14/21	2.4075%	3 month CAD-
					BA-CDOR	162

EUR	8,500,000	—	6/14/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.711561%	217,197

JPY	402,000,000	—	9/21/21	0.98375%	6 month JPY-
					LIBOR-BBA	17,691

Barclays Bank PLC
	$6,164,361	55,787	9/8/16	2.065%	3 month USD-
					LIBOR-BBA	(195,995)

	1,225,000	—	9/15/20	2.032%	3 month USD-
					LIBOR-BBA	(5,168)

	5,231,500	—	9/19/20	2.12%	3 month USD-
					LIBOR-BBA	(58,959)

	1,743,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.035%	126,289

	2,231,000	—	9/20/20	2.136%	3 month USD-
					LIBOR-BBA	(28,011)

	9,029,100	—	9/21/13	3 month USD-
				LIBOR-BBA	0.4925%	(14,132)

	8,073,200	—	9/22/13	0.4775%	3 month USD-
					LIBOR-BBA	15,108

	793,000	—	9/22/41	3 month USD-
				LIBOR-BBA	2.975%	47,275

	10,649,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.50625%	(14,072)

	15,401,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(17,134)

	14,428,000	—	9/28/21	2.041%	3 month USD-
					LIBOR-BBA	86,714

	48,518,000	—	9/28/13	3 month USD-
				LIBOR-BBA	0.511043%	(61,552)

93

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$70,350,600	$13,266	6/17/13	0.64%	3 month USD-
				LIBOR-BBA	$(209,193)

1,634,700	3,321	6/17/21	3.2%	3 month USD-
				LIBOR-BBA	(176,443)

2,596,800	(539)	6/17/13	3 month USD-
			LIBOR-BBA	0.64%	7,673

25,454,000	(46,724)	6/17/16	3 month USD-
			LIBOR-BBA	1.93%	973,952

32,477,600	(66,594)	6/17/21	3 month USD-
			LIBOR-BBA	3.2%	3,504,893

6,625,300	24,583	6/17/41	4.04%	3 month USD-
				LIBOR-BBA	(1,916,393)

558,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.857%	19,161

1,876,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.155%	8,291

11,723,000	—	9/30/13	3 month USD-
			LIBOR-BBA	0.53%	(10,639)

1,674,000	—	9/30/21	2.165%	3 month USD-
				LIBOR-BBA	(8,805)

1,949,000	—	9/30/16	3 month USD-
			LIBOR-BBA	1.25625%	596

927,000	(3,457)	6/17/41	3 month USD-
			LIBOR-BBA	4.04%	268,121

2,400,000	—	6/20/41	3 month USD-
			LIBOR-BBA	3.91625%	639,504

6,475,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.543%	(4,371)

162,000	—	10/3/41	3 month USD-
			LIBOR-BBA	2.8175%	4,154

18,428,600	—	3/10/18	3.06%	3 month USD-
				LIBOR-BBA	(1,702,936)

11,420,000	—	6/27/41	3 month USD-
			LIBOR-BBA	3.88882%	2,969,818

17,060,000	—	6/28/13	0.628%	3 month USD-
				LIBOR-BBA	(47,650)

4,976,000	—	6/28/41	3.885%	3 month USD-
				LIBOR-BBA	(1,289,560)

1,580,000	—	6/28/41	3 month USD-
			LIBOR-BBA	3.88%	407,803

5,290,000	—	6/29/14	3 month USD-
			LIBOR-BBA	3.85488%	1,338,640

22,025,000	—	6/29/13	0.6425%	3 month USD-
				LIBOR-BBA	(68,094)

2,200,000	—	6/30/14	3 month USD-
			LIBOR-BBA	3.92%	586,803

18,624,000	—	7/8/13	0.6775%	3 month USD-
				LIBOR-BBA	(56,985)

94

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$678,000	$—	7/12/41	4.0825%	3 month USD-
				LIBOR-BBA	$(202,766)

17,339,000	—	7/12/13	3 month USD-
			LIBOR-BBA	0.7225%	67,915

4,930,000	—	7/13/41	3.948%	3 month USD-
				LIBOR-BBA	(1,333,896)

28,428,000	—	7/13/13	0.645%	3 month USD-
				LIBOR-BBA	(67,310)

2,555,000	—	7/14/41	3.88%	3 month USD-
				LIBOR-BBA	(654,316)

800,000	—	7/20/41	3 month USD-
			LIBOR-BBA	3.888%	205,823

3,951,993	(60,861)	9/21/21	3 month USD-
			LIBOR-BBA	3.14%	317,797

7,886,000	—	7/22/21	3.049%	3 month USD-
				LIBOR-BBA	(729,494)

1,675,200	2,160	3/30/31	3 month USD-
			LIBOR-BBA	4.17%	416,965

13,993,300	(34,293)	7/22/20	2.86%	3 month USD-
				LIBOR-BBA	(1,129,166)

1,963,000	—	7/25/41	3 month USD-
			LIBOR-BBA	3.97%	538,138

8,759,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.635%	17,397

1,219,000	—	7/28/41	3 month USD-
			LIBOR-BBA	3.9675%	333,234

1,325,000	—	8/2/41	3.8925%	3 month USD-
				LIBOR-BBA	(340,649)

9,500,000	—	8/3/13	0.5875%	3 month USD-
				LIBOR-BBA	(9,158)

1,770,000	—	8/3/41	3.83375%	3 month USD-
				LIBOR-BBA	(433,004)

800,000	—	8/4/41	3.6108%	3 month USD-
				LIBOR-BBA	(157,953)

528,000	—	8/5/41	3 month USD-
			LIBOR-BBA	3.58%	100,771

631,000	—	8/9/41	3.48375%	3 month USD-
				LIBOR-BBA	(107,410)

3,321,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.49%	569,655

640,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.575%	121,257

21,041,000	—	8/17/13	0.45%	3 month USD-
				LIBOR-BBA	42,096

8,229,000	—	8/17/41	3.343%	3 month USD-
				LIBOR-BBA	(1,150,918)

19,866,000	—	8/17/21	3 month USD-
			LIBOR-BBA	2.39%	585,579

95

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$38,509,000	$(60,039)	8/17/18	1.81%	3 month USD-
					LIBOR-BBA	$(467,756)

	47,151,872	—	8/18/13	0.439%	3 month USD-
					LIBOR-BBA	105,033

	82,035,579 E	—	3/21/13	3 month USD-
				LIBOR-BBA	0.44125%	(123,874)

	2,239,000	—	8/23/21	2.23667%	3 month USD-
					LIBOR-BBA	(33,233)

	1,910,000	(5,062)	7/7/16	3 month USD-
				LIBOR-BBA	2.0025%	74,825

	2,160,000	(8,856)	8/8/16	3 month USD-
				LIBOR-BBA	2.065%	83,778

	2,330,000	(13,339)	9/8/16	3 month USD-
				LIBOR-BBA	2.14%	90,376

	3,000,000	—	8/31/21	2.41%	3 month USD-
					LIBOR-BBA	(90,444)

	1,296,000	—	9/6/20	2.231%	3 month USD-
					LIBOR-BBA	(27,993)

	1,302,000	—	9/6/41	3.2375%	3 month USD-
					LIBOR-BBA	(151,134)

	14,801,000	—	9/6/13	3 month USD-
				LIBOR-BBA	0.48875%	(21,804)

	3,090,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	22,934

	3,090,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.18%	25,796

	6,836,000	—	9/8/21	2.186%	3 month USD-
					LIBOR-BBA	(60,855)

	9,806,000	—	9/8/13	3 month USD-
				LIBOR-BBA	0.52875%	(6,919)

	2,919,000	—	9/8/41	3 month USD-
				LIBOR-BBA	2.958%	166,603

	1,562,000	—	9/12/20	2.032%	3 month USD-
					LIBOR-BBA	(6,880)

	7,154,000	—	9/13/13	0.52%	3 month USD-
					LIBOR-BBA	6,474

	4,071,000	—	9/13/21	2.145%	3 month USD-
					LIBOR-BBA	(19,311)

	748,000	—	9/13/41	2.975%	3 month USD-
					LIBOR-BBA	(45,096)

AUD	14,650,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	(671,552)

AUD	11,140,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	896,332

AUD	2,200,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(219,284)

96

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
EUR	14,930,000	$—	6/15/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.67%	$360,267

EUR	18,662,500	—	6/15/13	1.95%	3 month EUR-
					EURIBOR-
					REUTERS	(438,075)

EUR	1,441,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.532%	367

EUR	486,000	—	10/4/21	2.542%	6 month EUR-
					EURIBOR-
					REUTERS	(613)

GBP	2,140,000	—	9/26/21	6 month GBP-
				LIBOR-BBA	2.54%	(16,280)

GBP	5,110,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(306,383)

GBP	2,287,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(236,643)

GBP	7,730,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	639,434

Citibank, N.A.
	$5,035,000	—	9/23/13	3 month USD-
				LIBOR-BBA	0.459%	(11,213)

	1,140,000	—	9/23/21	3 month USD-
				LIBOR-BBA	2.136%	3,563

	2,388,800	(1,102)	9/26/13	0.49%	3 month USD-
					LIBOR-BBA	2,820

	696,100	8,230	9/26/21	2.09%	3 month USD-
					LIBOR-BBA	9,177

	1,605,000	—	9/30/18	1.73625%	3 month USD-
					LIBOR-BBA	(3,961)

	4,446,000	—	9/30/16	3 month USD-
				LIBOR-BBA	1.25375%	(647)

	10,020,000	—	10/3/13	0.55625%	3 month USD-
					LIBOR-BBA	4,108

	8,111,500	—	10/3/20	3 month USD-
				LIBOR-BBA	2.04%	28,066

	7,332,500	—	10/3/21	2.159%	3 month USD-
					LIBOR-BBA	(32,410)

	441,000	—	10/3/41	3 month USD-
				LIBOR-BBA	2.804%	10,120

	56,600,000	—	7/8/13	0.675%	3 month USD-
					LIBOR-BBA	(170,819)

	12,300,000	—	7/8/21	3.2325%	3 month USD-
					LIBOR-BBA	(1,360,779)

	900,000	—	7/8/41	3 month USD-
				LIBOR-BBA	4.0425%	261,873

	9,194,500	578,334	7/26/21	4.5475%	3 month USD-
					LIBOR-BBA	(1,543,204)

97

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$18,389,000	$1,157,128	7/26/21	4.52%	3 month USD-
					LIBOR-BBA	$(3,039,247)

	54,100,000	—	8/5/13	0.5725%	3 month USD-
					LIBOR-BBA	(33,422)

	30,500,000	—	8/5/16	3 month USD-
				LIBOR-BBA	1.505%	478,433

	300,000	—	8/5/41	3 month USD-
				LIBOR-BBA	3.5875%	57,731

	10,400,000	—	8/5/21	2.725%	3 month USD-
					LIBOR-BBA	(638,707)

	687,000	—	8/5/16	3 month USD-
				LIBOR-BBA	1.4925%	10,358

	493,000	—	8/8/41	3.5825%	3 month USD-
					LIBOR-BBA	(94,227)

	1,366,000	—	8/8/41	3.517%	3 month USD-
					LIBOR-BBA	(242,211)

	48,500,000	—	9/9/13	0.525%	3 month USD-
					LIBOR-BBA	37,976

	27,300,000	—	9/9/16	3 month USD-
				LIBOR-BBA	1.1925%	(50,153)

	10,000,000	—	9/9/21	2.225%	3 month USD-
					LIBOR-BBA	(124,239)

	8,520,000	549,114	8/17/21	4.49%	3 month USD-
					LIBOR-BBA	(1,354,366)

SEK	4,806,000	—	10/3/21	2.555%	3 month SEK-
					STIBOR-SIDE	(4,297)

SEK	4,884,000	—	10/4/21	2.5%	3 month SEK-
					STIBOR-SIDE	(803)

SEK	15,395,000	—	7/8/16	3.275%	3 month SEK-
					STIBOR-SIDE	(115,318)

SEK	15,847,000	—	7/11/16	3.2825%	3 month SEK-
					STIBOR-SIDE	(119,444)

Credit Suisse International
	$105,284,700	(51,260)	5/27/16	3 month USD-
				LIBOR-BBA	2.02%	4,770,171

	33,110,200	8,518	5/27/21	3 month USD-
				LIBOR-BBA	3.21%	3,738,154

	21,578,000	—	9/20/13	0.52125%	3 month USD-
					LIBOR-BBA	20,458

	14,249,600	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	19,936

	2,904,000	—	9/29/13	0.52375%	3 month USD-
					LIBOR-BBA	2,966

	11,356,100	—	10/3/20	3 month USD-
				LIBOR-BBA	2.055%	53,601

	10,265,500	—	10/3/21	2.172%	3 month USD-
					LIBOR-BBA	(57,589)

	2,700	(5)	3/14/20	3 month USD-
				LIBOR-BBA	3.42%	319

98

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$14,300,000 E	$—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	$(79,937)

	255,300	(32)	2/24/14	1.53%	3 month USD-
					LIBOR-BBA	(5,869)

	15,342,100	(5,383)	2/24/19	3.35%	3 month USD-
					LIBOR-BBA	(1,759,560)

	1,910,000	—	8/18/41	3.3688%	3 month USD-
					LIBOR-BBA	(277,362)

	4,244,000	—	8/18/21	3 month USD-
				LIBOR-BBA	2.4055%	130,865

	21,787,000	—	8/18/13	0.4385%	3 month USD-
					LIBOR-BBA	48,762

	209,000	—	8/24/41	3.0775%	3 month USD-
					LIBOR-BBA	(17,415)

	16,719,200	—	8/31/13	3 month USD-
				LIBOR-BBA	0.493%	(21,921)

	3,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(90,444)

	52,649,700	—	8/31/13	3 month USD-
				LIBOR-BBA	0.5125%	(48,589)

	17,376,900	—	8/31/21	2.43125%	3 month USD-
					LIBOR-BBA	(562,978)

	5,529,100	—	8/31/41	3 month USD-
				LIBOR-BBA	3.264%	680,533

	3,090,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	22,934

	408,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.944%	21,905

CHF	2,905,000	—	9/28/21	6 month CHF-
				LIBOR-BBA	1.405%	(16,129)

GBP	5,112,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	252,777

MXN	23,310,000	—	7/21/20	1 month MXN-
				TIIE-BANXICO	6.895%	25,842

Deutsche Bank AG
	$1,281,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.95%	70,392

	3,700,000	—	9/19/14	3 month USD-
				LIBOR-BBA	0.6625%	(6,948)

	3,640,000	—	9/27/18	3 month USD-
				LIBOR-BBA	1.515%	(44,341)

	15,401,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(16,980)

	1,407,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.165%	7,513

	8,056,000	—	7/1/16	3 month USD-
				LIBOR-BBA	1.955%	321,108

	1,547,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1875%	11,340

99

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$12,978,400	$—	10/3/20	3 month USD-
			LIBOR-BBA	2.034%	$38,416

11,732,000	—	10/3/21	2.153%	3 month USD-
				LIBOR-BBA	(45,286)

1,970,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.56125%	(649)

153,657,400	(83,823)	7/18/14	0.96%	3 month USD-
				LIBOR-BBA	(1,440,518)

34,371,900	52,306	7/18/21	3 month USD-
			LIBOR-BBA	3.04%	3,214,319

1,571,000	—	7/21/21	3 month USD-
			LIBOR-BBA	3.057%	146,606

28,814,000	—	7/27/13	0.6325%	3 month USD-
				LIBOR-BBA	(56,108)

868,000	—	7/27/41	3.95%	3 month USD-
				LIBOR-BBA	(234,169)

569,906	—	8/8/20	2.547%	3 month USD-
				LIBOR-BBA	(28,783)

7,133,000	—	8/9/13	0.5525%	3 month USD-
				LIBOR-BBA	(1,257)

1,118,025	—	8/10/41	3 month USD-
			LIBOR-BBA	3.455%	183,432

18,674,800	—	8/12/16	3 month USD-
			LIBOR-BBA	1.255%	56,182

12,023,300	2,120	12/31/14	1.91%	3 month USD-
				LIBOR-BBA	(487,539)

2,984,700	—	8/12/41	3.32%	3 month USD-
				LIBOR-BBA	(404,156)

11,436,000	—	8/15/41	3.300791%	3 month USD-
				LIBOR-BBA	(1,499,420)

2,894,900	—	8/16/21	3 month USD-
			LIBOR-BBA	2.4775%	108,982

1,682,800	—	8/16/16	3 month USD-
			LIBOR-BBA	1.24%	3,398

989,800	—	8/16/41	3 month USD-
			LIBOR-BBA	3.36%	142,055

292,000	—	8/18/41	3.37%	3 month USD-
				LIBOR-BBA	(42,476)

5,030,300	—	8/22/21	3 month USD-
			LIBOR-BBA	2.218%	66,309

4,940,500	—	8/24/16	1.23%	3 month USD-
				LIBOR-BBA	(4,983)

8,291,300	—	8/24/21	2.271%	3 month USD-
				LIBOR-BBA	(148,651)

5,324,000	—	8/24/41	3 month USD-
			LIBOR-BBA	3.081%	447,541

48,531,800	—	8/30/13	3 month USD-
			LIBOR-BBA	0.5075%	(50,116)

100

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$7,832,300	$—	8/30/21	2.4075%	3 month USD-
					LIBOR-BBA	$(234,598)

	1,649,200	—	8/30/41	3 month USD-
				LIBOR-BBA	3.2425%	194,125

	21,261,700	—	8/31/13	3 month USD-
				LIBOR-BBA	0.4925%	(28,098)

	8,795,100	—	9/12/13	3 month USD-
				LIBOR-BBA	0.5%	(11,371)

	7,455,700	—	9/12/21	3 month USD-
				LIBOR-BBA	2.2125%	82,161

	4,322,500	—	9/12/41	3.065%	3 month USD-
					LIBOR-BBA	(342,817)

	3,155,000	—	9/14/16	1.175%	3 month USD-
					LIBOR-BBA	9,487

	628,794	(20,121)	8/25/41	3 month USD-
				LIBOR-BBA	4.09%	166,397

	1,062,000	—	6/1/16	3 month USD-
				LIBOR-BBA	1.937%	43,962

EUR	20,010,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(2,503,186)

KRW	1,891,000,000	—	8/16/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.42%	(1,945)

KRW	1,887,000,000	—	5/9/16	4.115%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(47,537)

KRW	1,887,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(49,076)

KRW	1,871,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(48,951)

MXN	23,310,000	—	7/17/20	1 month MXN-
				TIIE-BANXICO	6.95%	33,134

Goldman Sachs International
	$5,231,500	—	9/19/20	2.13375%	3 month USD-
					LIBOR-BBA	(64,947)

	1,743,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.05%	131,788

	635,000	—	9/20/41	3.065%	3 month USD-
					LIBOR-BBA	(49,974)

	180,800	(1,215)	2/15/31	3 month USD-
				LIBOR-BBA	4.43%	51,706

	10,406,400	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	14,559

	2,481,000	—	9/21/21	3 month USD-
				LIBOR-BBA	2.188%	20,021

101

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$9,438,400	$—	9/23/13	3 month USD-
			LIBOR-BBA	0.4525%	$(22,166)

8,580,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.50625%	(11,235)

1,352,000	—	9/26/21	3 month USD-
			LIBOR-BBA	1.93875%	(20,686)

2,300,000	—	6/16/16	3 month USD-
			LIBOR-BBA	1.93%	92,308

9,243,924	(336,017)	9/29/41	3 month USD-
			LIBOR-BBA	3.99%	2,183,428

65,000	—	9/28/41	2.69625%	3 month USD-
				LIBOR-BBA	(38)

13,966,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.5125%	(17,283)

1,742,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.15125%	7,106

1,388,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.558%	(514)

542,000	—	7/1/41	3 month USD-
			LIBOR-BBA	4.02625%	156,171

13,427,000	—	7/1/16	3 month USD-
			LIBOR-BBA	1.9625%	540,144

7,039,200	—	7/19/21	3 month USD-
			LIBOR-BBA	3.075%	669,827

104,577,000	(44,455)	7/20/16	3 month USD-
			LIBOR-BBA	1.79%	3,157,776

441,000	—	7/21/41	3.935%	3 month USD-
				LIBOR-BBA	(117,794)

17,752,000	—	7/21/13	3 month USD-
			LIBOR-BBA	0.665%	47,239

2,588,000	—	7/25/21	3 month USD-
			LIBOR-BBA	3.0675%	243,184

4,000	—	7/25/41	3 month USD-
			LIBOR-BBA	3.9325%	1,065

13,612,000	—	7/25/13	0.65625%	3 month USD-
				LIBOR-BBA	(33,217)

14,688,400 E	—	3/19/13	1.09375%	3 month USD-
				LIBOR-BBA	(73,001)

2,686,000	—	7/25/21	3 month USD-
			LIBOR-BBA	3.127%	267,190

9,120,000	—	7/26/21	3.09125%	3 month USD-
				LIBOR-BBA	(876,346)

8,038,000	—	7/26/13	3 month USD-
			LIBOR-BBA	0.63%	15,326

3,578,000	—	7/26/41	3 month USD-
			LIBOR-BBA	3.93625%	955,026

1,557,000	—	7/28/41	3.935%	3 month USD-
				LIBOR-BBA	(414,956)

102

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$1,312,000	$—	8/2/41	3.8725%	3 month USD-
				LIBOR-BBA	$(331,766)

2,103,000	—	8/2/21	3.00125%	3 month USD-
				LIBOR-BBA	(183,409)

1,575,000	—	8/2/41	3.81625%	3 month USD-
				LIBOR-BBA	(379,573)

1,307,000	—	8/3/41	3.754%	3 month USD-
				LIBOR-BBA	(297,717)

18,785,000	—	8/4/13	0.58875%	3 month USD-
				LIBOR-BBA	(17,961)

607,000	—	8/4/41	3.718%	3 month USD-
				LIBOR-BBA	(133,583)

1,380,000	—	8/4/41	3.711%	3 month USD-
				LIBOR-BBA	(301,668)

1,410,000	—	8/4/41	3.6225%	3 month USD-
				LIBOR-BBA	(281,887)

1,394,000	—	8/5/41	3.593%	3 month USD-
				LIBOR-BBA	(269,871)

631,000	—	8/9/41	3.48375%	3 month USD-
				LIBOR-BBA	(107,410)

962,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.54%	175,155

1,794,000	—	8/10/41	3.435%	3 month USD-
				LIBOR-BBA	(286,770)

12,175,500	(35,011)	8/11/21	2.55%	3 month USD-
				LIBOR-BBA	(579,954)

1,350,500	—	8/15/41	3.2475%	3 month USD-
				LIBOR-BBA	(161,893)

1,874,600	—	8/15/41	3.365%	3 month USD-
				LIBOR-BBA	(271,172)

5,789,800	—	8/16/21	3 month USD-
			LIBOR-BBA	2.47%	213,915

540,000	—	8/24/41	3 month USD-
			LIBOR-BBA	3.075%	44,709

2,670,000	—	8/24/21	2.2625%	3 month USD-
				LIBOR-BBA	(45,763)

10,490,000	—	8/24/16	3 month USD-
			LIBOR-BBA	1.235%	13,152

3,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(90,444)

564,000	—	9/1/20	2.225%	3 month USD-
				LIBOR-BBA	(12,139)

1,263,000	—	9/1/41	3.195%	3 month USD-
				LIBOR-BBA	(135,799)

1,146,000	—	9/6/21	2.2575%	3 month USD-
				LIBOR-BBA	(17,921)

66,513,400	168,593	5/20/16	3 month USD-
			LIBOR-BBA	2.00%	3,178,784

103

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$192,000	$—	9/13/41	3 month USD-
				LIBOR-BBA	3.023%	$13,515

EUR	6,440,000	—	6/21/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.632%	147,915

EUR	2,100,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	3,142

EUR	20,000,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	29,928

EUR	11,220,000	—	5/26/13	2.224%	6 month EUR-
					EURIBOR-
					REUTERS	(208,771)

GBP	4,393,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	8,373

GBP	2,287,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	(37,642)

GBP	4,151,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	20,557

GBP	3,986,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(221,561)

GBP	3,986,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(187,187)

KRW	3,060,000,000	—	9/19/16	3.395%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	5,981

KRW	3,007,000,000	—	7/11/16	4.035%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(69,591)

KRW	1,808,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(46,008)

KRW	3,456,929,000	—	8/2/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.845%	54,023

SEK	3,620,000	—	9/9/21	2.65%	3 month SEK-
					STIBOR-SIDE	(7,785)

JPMorgan Chase Bank, N.A.
	$7,717,700	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	1,584,454

	28,600,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(163,306)

	23,700,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(139,356)

	13,582,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.51375%	(16,067)

	15,401,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(16,980)

104

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$3,985,000	$(133,498)	9/8/41	3 month USD-
			LIBOR-BBA	4.0275%	$991,343

2,261,000	—	7/14/16	3 month USD-
			LIBOR-BBA	1.8325%	74,778

5,031,000	—	7/19/21	3.074%	3 month USD-
				LIBOR-BBA	(478,270)

3,618,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.18%	24,316

1,530,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.203%	13,404

2,895,000	—	10/3/21	3 month USD-
			LIBOR-BBA	2.184%	19,454

6,074,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.58%	257

51,751,400	72,533	8/3/15	1.23%	3 month USD-
				LIBOR-BBA	(575,918)

1,138,000	—	8/8/41	3.466%	3 month USD-
				LIBOR-BBA	(189,532)

683,000	—	8/8/41	3.4275%	3 month USD-
				LIBOR-BBA	(108,202)

479,000	—	8/9/41	3.485%	3 month USD-
				LIBOR-BBA	(81,657)

3,593,000	—	8/23/21	2.243%	3 month USD-
				LIBOR-BBA	(55,438)

3,561,000	—	8/23/41	3 month USD-
			LIBOR-BBA	3.088%	304,897

15,050,000	—	8/23/13	3 month USD-
			LIBOR-BBA	0.485%	(20,668)

1,228,000	—	8/30/21	3 month USD-
			LIBOR-BBA	2.4225%	38,480

17,009,400	—	8/31/13	3 month USD-
			LIBOR-BBA	0.5%	(19,940)

19,608,000	1,228,931	7/26/21	4.46%	3 month USD-
				LIBOR-BBA	(3,136,827)

19,608,000	1,231,382	7/26/21	4.525%	3 month USD-
				LIBOR-BBA	(3,252,169)

29,412,000	1,861,265	7/27/21	4.745%	3 month USD-
				LIBOR-BBA	(5,460,069)

1,435,000	—	9/2/41	3 month USD-
			LIBOR-BBA	3.187%	151,757

6,472,000	—	9/14/21	3 month USD-
			LIBOR-BBA	2.124%	17,611

5,720,000	—	9/14/21	2.1575%	3 month USD-
				LIBOR-BBA	(33,215)

282,000	—	9/15/41	2.984%	3 month USD-
				LIBOR-BBA	(17,490)

1,505,000	—	9/19/21	3 month USD-
			LIBOR-BBA	2.266%	23,175

105

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$1,368,000	$—	9/19/16	3 month USD-
				LIBOR-BBA	1.231%	$(791)

CAD	2,962,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	6,128

CAD	4,752,000	—	9/21/21	3 month CAD-
				BA-CDOR	2.3911%	(9,831)

CAD	2,400,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	4,965

CAD	1,125,000	—	9/27/21	3 month CAD-
				BA-CDOR	2.415%	(406)

EUR	14,930,000	—	6/13/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.74%	378,769

EUR	14,930,000	—	6/13/13	1.9865%	3 month EUR-
					EURIBOR-
					REUTERS	(363,767)

JPY	499,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(257,035)

JPY	751,800,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(108,907)

JPY	749,720,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	68,901

JPY	293,300,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	120,729

JPY	394,300,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(81,024)

JPY	163,000,000	—	9/12/21	1.02375%	6 month JPY-
					LIBOR-BBA	(2,174)

MXN	8,850,000	—	9/11/20	6.82%	1 month MXN-
					TIIE-BANXICO	(5,317)

MXN	11,445,000	—	9/14/20	6.82%	1 month MXN-
					TIIE-BANXICO	(6,801)

MXN	3,330,000	—	7/16/20	1 month MXN-
				TIIE-BANXICO	6.99%	5,454

MXN	42,045,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	62,330

MXN	12,390,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	1,595

UBS, AG
AUD	3,503,000	—	9/27/21	6 month AUD-
				BBR-BBSW	4.79%	(8,490)

AUD	3,130,000	—	9/27/16	4.46%	6 month AUD-
					BBR-BBSW	2,353

CHF	15,261,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(209,356)

Total						$(9,761,532)

E See Note 1 to the financial statements regarding extended effective dates.

106

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	449,485	$—	7/30/12	3 month USD-	A basket (GDX)	$(1,304,484)
				LIBOR-BBA	of common stocks

Barclays Bank PLC
	$4,420,000	—	4/7/16	(2.63%)	USA Non Revised	(158,877)
					Consumer Price
					Index - Urban (CPI-U)

	1,515,472	—	1/12/40	4.50% (1 month	Synthetic MBX	(1,803)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	2,534,520	—	1/12/41	5.00% (1 month	Synthetic MBX	(7,109)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	148,069	—	1/12/41	4.50% (1 month	Synthetic MBX	(246)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	1,265,961	—	1/12/41	5.00% (1 month	Synthetic MBX	(3,551)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	238,506	—	1/12/41	4.50% (1 month	Synthetic MBX	(396)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	263,284	—	1/12/40	5.00% (1 month	Synthetic MBX	(697)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	854,957	—	1/12/40	5.00% (1 month	Synthetic MBX	(2,263)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	619,576	—	1/12/40	5.00% (1 month	Synthetic MBX	(1,640)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,376,854	—	1/12/41	5.00% (1 month	Synthetic TRS	(28,887)
				USD-LIBOR)	Index 5.00%
					30 year Ginnie
					Mae II pools

	180,605	—	1/12/40	(5.00%) 1 month	Synthetic TRS	2,490
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

107

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
units	390	$—	4/11/12	3 month USD-	Russell 1000	$51,404
				LIBOR-BBA	Total Return Index
				minus 0.05%

	$1,405,373	—	1/12/41	5.00% (1 month	Synthetic MBX	(3,942)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

baskets	1,162	—	4/11/12	(3 month USD-	A basket	(11,259,468)
				LIBOR-BBA plus	(CGPUTQL1)
				0.10%)	of common stocks

GBP	4,150,000	—	5/18/13	(3.38%)	GBP Non-revised	78,481
					UK Retail Price
					Index

units	25,929	—	4/11/12	3 month USD-	Russell 2000	13,718,782
				LIBOR-BBA	Total Return Index
				minus 0.05%

units	1,082	—	4/11/12	(3 month USD-	Russell 2000	593,310
				LIBOR-BBA)	Total Return Index

Credit Suisse International
	$5,185,552	—	1/12/41	4.50% (1 month	Synthetic MBX	(6,186)
				USD-LIBOR)	Index 4.50%
					30 year Ginnie
					Mae II pools

	70,114	—	1/12/40	5.00% (1 month	Synthetic TRS	(967)
				USD-LIBOR)	Index 5.00%
					30 year Fannie
					Mae pools

Goldman Sachs International
	2,530,000	—	3/1/16	2.47%	USA Non Revised	55,483
					Consumer Price
					Index - Urban (CPI-U)

	1,897,500	—	3/3/16	2.45%	USA Non Revised	39,866
					Consumer Price
					Index - Urban (CPI-U)

JPMorgan Chase Bank, N.A.
shares	966,887	—	10/20/11	(3 month USD-	iShares MSCI	(11,494,998)
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Total						$(9,735,698)

108

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/11

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Barclays Bank PLC
DJ CDX NA HY Series
17 Version 1 Index	B+	$90,128		$955,000	12/20/16	500 bp	$(25,506)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(10,504)		1,180,000	12/20/19	(100 bp)	186,921

DJ CDX NA HY Series
17 Version 1 Index	B+	3,145,716		31,655,000	12/20/16	500 bp	(687,177)

Deutsche Bank AG
DJ CDX NA HY Series
17 Version 1 Index	B+	5,405,505		51,481,000	12/20/16	500 bp	(827,986)

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR	435,000	9/20/13	715 bp	45,123

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR	605,000	9/20/13	477 bp	22,963

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR	605,000	9/20/13	535 bp	32,016

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	—		$340,000	9/20/13	495 bp	14,633

Lighthouse
International Co,
SA, 8%, 4/30/14	Ca	—	EUR	1,195,000	3/20/13	680 bp	(1,141,282)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series
17 Version 1 Index	B+	2,063,920		$20,769,000	12/20/16	500 bp	(450,860)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(40,625)	EUR	3,414,000	12/20/14	(500 bp)	175,666

Total							$(2,655,489)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2011.

109

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$26,287,240	$21,548,828	$—

Capital goods	31,390,499	18,873,636	51,274

Communication services	29,198,664	12,028,916	—

Conglomerates	6,656,849	2,592,350	—

Consumer cyclicals	68,413,490	25,371,997	693

Consumer staples	51,051,429	23,720,836	—

Energy	56,027,345	20,010,164	—

Financials	74,406,662	47,348,180	—

Health care	67,881,573	18,672,621	—

Technology	87,446,836	14,338,705	—

Transportation	3,884,275	5,829,209	—

Utilities and power	17,377,068	8,868,485	—

Total common stocks	520,021,930	219,203,927	51,967

Asset-backed securities	—	19,367,600	—

Commodity linked notes	—	20,317,941	—

Convertible bonds and notes	—	424,203	—

Convertible preferred stocks	—	726,855	—

Corporate bonds and notes	—	175,429,488	172,119

Foreign government bonds and notes	—	11,597,961	—

Investment companies	50,800,608	—	—

Mortgage-backed securities	—	50,510,835	—

Municipal bonds and notes	—	206,924	—

Preferred stocks	—	597,006	—

Purchased options outstanding	—	14,614,576	—

Senior loans	—	6,179,029	—

U.S. Government and agency mortgage obligations	—	104,544,350	—

U.S. Treasury obligations	—	493,783	—

Warrants	—	713	11,802

Short-term investments	232,267,965	230,854,326	—

Totals by level	$803,090,503	$855,069,517	$235,888

110

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,327,236	$—

Futures contracts	(15,813,719)	—	—

Written options	—	(21,198,303)	—

TBA sale commitments	—	(3,256,172)	—

Interest rate swap contracts	—	(16,396,957)	—

Total return swap contracts	—	(9,735,698)	—

Credit default contracts	—	(13,309,629)	—

Totals by level	$(15,813,719)	$(61,569,523)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

111

Statement of assets and liabilities 9/30/11

ASSETS

Investment in securities, at value, including $54,390,525 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,407,715,327)	$1,368,946,913
Affiliated issuers (identified cost $289,448,995) (Notes 1 and 6)	289,448,995

Cash	253,554

Foreign currency (cost $1,251,086) (Note 1)	1,203,070

Dividends, interest and other receivables	6,961,475

Receivable for shares of the fund sold	2,184,714

Receivable for investments sold	31,850,023

Receivable for sales of delayed delivery securities (Notes 1)	3,471,320

Unrealized appreciation on swap contracts (Note 1)	64,454,927

Unrealized appreciation on forward currency contracts (Note 1)	11,677,658

Premium paid on swap contracts (Note 1)	1,087,463

Total assets	1,781,540,112

LIABILITIES

Payable for variation margin (Note 1)	6,290,948

Payable for investments purchased	14,956,543

Payable for purchases of delayed delivery securities (Notes 1)	103,854,517

Payable for shares of the fund repurchased	22,172,263

Payable for compensation of Manager (Note 2)	760,096

Payable for investor servicing fees (Note 2)	225,830

Payable for custodian fees (Note 2)	143,853

Payable for Trustee compensation and expenses (Note 2)	255,939

Payable for administrative services (Note 2)	7,901

Payable for distribution fees (Note 2)	953,062

Unrealized depreciation on forward currency contracts (Note 1)	9,350,422

Written options outstanding, at value (premiums received $14,010,191) (Notes 1 and 3)	21,198,303

Premium received on swap contracts (Note 1)	18,377,028

Unrealized depreciation on swap contracts (Note 1)	86,607,646

TBA sale commitments, at value (proceeds receivable $3,275,508) (Note 1)	3,256,172

Collateral on certain derivative contracts, at value (Note 1)	1,008,163

Collateral on securities loaned, at value (Note 1)	57,181,030

Other accrued expenses	378,440

Total liabilities	346,978,156

Net assets	$1,434,561,956

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$1,833,440,991

Distributions in excess of net investment income (Note 1)	(8,012,466)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(309,276,715)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(81,589,854)

Total — Representing net assets applicable to capital shares outstanding	$1,434,561,956

(Continued on next page)

112

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,004,060,166 divided by 93,092,768 shares)	$10.79

Offering price per class A share (100/94.25 of $10.79)*	$11.45

Net asset value and offering price per class B share ($130,729,770 divided by 12,327,951 shares)**	$10.60

Net asset value and offering price per class C share ($115,473,544 divided by 11,122,774 shares)**	$10.38

Net asset value and redemption price per class M share ($23,401,938 divided by 2,208,956 shares)	$10.59

Offering price per class M share (100/96.50 of $10.59)*	$10.97

Net asset value, offering price and redemption price per class R share
($13,214,521 divided by 1,246,149 shares)	$10.60

Net asset value, offering price and redemption price per class Y share
($147,682,017 divided by 13,573,952 shares)	$10.88

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

113

Statement of operations Year ended 9/30/11

INVESTMENT INCOME

Interest (including interest income of $361,133 from investments
in affiliated issuers) (Note 6)	$25,035,756

Dividends (net of foreign tax of $897,244)	21,150,288

Securities lending (Note 1)	329,666

Total investment income	46,515,710

EXPENSES

Compensation of Manager (Note 2)	10,514,076

Investor servicing fees (Note 2)	3,619,905

Custodian fees (Note 2)	348,452

Trustee compensation and expenses (Note 2)	145,199

Administrative services (Note 2)	51,577

Distribution fees — Class A (Note 2)	3,032,207

Distribution fees — Class B (Note 2)	1,698,670

Distribution fees — Class C (Note 2)	1,394,363

Distribution fees — Class M (Note 2)	219,319

Distribution fees — Class R (Note 2)	76,097

Other	792,231

Total expenses	21,892,096

Expense reduction (Note 2)	(111,675)

Net expenses	21,780,421

Net investment income	24,735,289

Net realized gain on investments (Notes 1 and 3)	95,951,516

Net realized loss on swap contracts (Note 1)	(12,105,884)

Net realized gain on futures contracts (Note 1)	20,864,663

Net realized loss on foreign currency transactions (Note 1)	(16,461,901)

Net realized gain on written options (Notes 1 and 3)	7,572,137

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(1,882,052)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the year	(175,299,317)

Net loss on investments	(81,360,838)

Net decrease in net assets resulting from operations	$(56,625,549)

The accompanying notes are an integral part of these financial statements.

114

Statement of changes in net assets

DECREASE IN NET ASSETS	Year ended 9/30/11	Year ended 9/30/10

Operations:
Net investment income	$24,735,289	$28,382,948

Net realized gain on investments
and foreign currency transactions	95,820,531	158,501,826

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(177,181,369)	(9,321,258)

Net increase (decrease) in net assets resulting
from operations	(56,625,549)	177,563,516

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(43,801,232)	(48,387,622)

Class B	(5,116,040)	(7,193,779)

Class C	(4,215,119)	(5,054,207)

Class M	(975,553)	(1,199,621)

Class R	(512,268)	(496,570)

Class Y	(6,748,213)	(10,091,298)

Increase in capital from settlement payments (Note 8)	71,106	54,004

Redemption fees (Note 1)	—	2,190

Decrease from capital share transactions (Note 4)	(125,435,755)	(172,613,693)

Total decrease in net assets	(243,358,623)	(67,417,080)

NET ASSETS

Beginning of year	1,677,920,579	1,745,337,659

End of year (including distributions in excess of net investment income of $8,012,466 and undistributed net investment income of
$29,688,227, respectively)	$1,434,561,956	$1,677,920,579

The accompanying notes are an integral part of these financial statements.

115

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From	From					Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [d]

Class A
September 30, 2011	$11.72	.19	(.67)	(.48)	(.45)	—	(.45)	—	— [e,f]	$10.79	(4.52)	$1,004,060	1.14	1.53	98
September 30, 2010	11.03	.20	.98	1.18	(.49)	—	(.49)	— [e]	— [e,g]	11.72	10.98	1,160,684	1.20	1.79	116
September 30, 2009	11.30	.19	(.07)	.12	(.39)	—	(.39)	— [e]	— [e,h]	11.03	2.31	1,127,303	1.22 [i,j]	2.09 [i]	130
September 30, 2008	15.14	.28	(3.82)	(3.54)	(.16)	(.14)	(.30)	— [e]	—	11.30	(23.82)	1,338,008	1.13 [i]	2.08 [i]	113
September 30, 2007	13.32	.22	1.68	1.90	(.08)	—	(.08)	— [e]	—	15.14	14.31	1,763,893	1.14 [i]	1.52 [i]	81

Class B
September 30, 2011	$11.52	.09	(.66)	(.57)	(.35)	—	(.35)	—	— [e,f]	$10.60	(5.27)	$130,730	1.89	.77	98
September 30, 2010	10.85	.11	.97	1.08	(.41)	—	(.41)	— [e]	— [e,g]	11.52	10.18	175,341	1.95	1.03	116
September 30, 2009	11.05	.12	(.04)	.08	(.28)	—	(.28)	— [e]	— [e,h]	10.85	1.64	201,795	1.97 [i,j]	1.34 [i]	130
September 30, 2008	14.80	.17	(3.74)	(3.57)	(.04)	(.14)	(.18)	— [e]	—	11.05	(24.38)	269,312	1.88 [i]	1.30 [i]	113
September 30, 2007	13.05	.11	1.64	1.75	—	—	—	— [e]	—	14.80	13.41	432,178	1.89 [i]	.76 [i]	81

Class C
September 30, 2011	$11.29	.09	(.64)	(.55)	(.36)	—	(.36)	—	— [e,f]	$10.38	(5.22)	$115,474	1.89	.78	98
September 30, 2010	10.66	.11	.93	1.04	(.41)	—	(.41)	— [e]	— [e,g]	11.29	10.05	134,498	1.95	1.04	116
September 30, 2009	10.87	.12	(.04)	.08	(.29)	—	(.29)	— [e]	— [e,h]	10.66	1.63	134,572	1.97 [i,j]	1.34 [i]	130
September 30, 2008	14.58	.17	(3.68)	(3.51)	(.06)	(.14)	(.20)	— [e]	—	10.87	(24.37)	167,237	1.88 [i]	1.31 [i]	113
September 30, 2007	12.86	.11	1.61	1.72	— [e]	—	— [e]	— [e]	—	14.58	13.40	241,464	1.89 [i]	.77 [i]	81

Class M
September 30, 2011	$11.52	.13	(.67)	(.54)	(.39)	—	(.39)	—	— [e,f]	$10.59	(5.07)	$23,402	1.64	1.03	98
September 30, 2010	10.86	.14	.96	1.10	(.44)	—	(.44)	— [e]	— [e,g]	11.52	10.41	29,272	1.70	1.28	116
September 30, 2009	11.09	.14	(.05)	.09	(.32)	—	(.32)	— [e]	— [e,h]	10.86	1.84	29,912	1.72 [i,j]	1.58 [i]	130
September 30, 2008	14.86	.21	(3.75)	(3.54)	(.09)	(.14)	(.23)	— [e]	—	11.09	(24.15)	37,313	1.63 [i]	1.57 [i]	113
September 30, 2007	13.09	.14	1.65	1.79	(.02)	—	(.02)	— [e]	—	14.86	13.65	50,657	1.64 [i]	1.00 [i]	81

Class R
September 30, 2011	$11.53	.16	(.66)	(.50)	(.43)	—	(.43)	—	— [e,f]	$10.60	(4.79)	$13,215	1.39	1.29	98
September 30, 2010	10.88	.17	.95	1.12	(.47)	—	(.47)	— [e]	— [e,g]	11.53	10.60	13,669	1.45	1.54	116
September 30, 2009	11.16	.17	(.08)	.09	(.37)	—	(.37)	— [e]	— [e,h]	10.88	1.97	10,844	1.47 [i,j]	1.85 [i]	130
September 30, 2008	14.96	.25	(3.80)	(3.55)	(.11)	(.14)	(.25)	— [e]	—	11.16	(24.08)	8,950	1.38 [i]	1.88 [i]	113
September 30, 2007	13.18	.18	1.66	1.84	(.06)	—	(.06)	— [e]	—	14.96	14.00	7,447	1.39 [i]	1.28 [i]	81

Class Y
September 30, 2011	$11.82	.22	(.68)	(.46)	(.48)	—	(.48)	—	— [e,f]	$10.88	(4.33)	$147,682.89		1.79	98
September 30, 2010	11.12	.23	.98	1.21	(.51)	—	(.51)	— [e]	— [e,g]	11.82	11.24	164,457.95		2.02	116
September 30, 2009	11.42	.22	(.09)	.13	(.43)	—	(.43)	— [e]	— [e,h]	11.12	2.43	240,911	.97 [i,j]	2.41 [i]	130
September 30, 2008	15.28	.32	(3.85)	(3.53)	(.19)	(.14)	(.33)	— [e]	—	11.42	(23.55)	166,154	.88 [i]	2.30 [i]	113
September 30, 2007	13.44	.26	1.69	1.95	(.11)	—	(.11)	— [e]	—	15.28	14.55	217,314	.89 [i]	1.75 [i]	81

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

116	117

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Portfolio turnover excludes dollar roll transactions.

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to less than $0.01 per share outstanding as of June 23, 2009.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2009	0.07%

September 30, 2008	0.02

September 30, 2007	0.01

j Includes interest accrued in connection with certain terminated derivative contracts, which amounted to less than 0.01% of average net assets as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

118

Notes to financial statements 9/30/11

Note 1: Significant accounting policies

Putnam Dynamic Asset Allocation Growth Fund (the fund) (which will change its name from Putnam Asset Allocation: Growth Portfolio effective November 30, 2011), is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks capital appreciation by investing mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. Effective August 2, 2010 this redemption fee no longer applied to shares redeemed.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from October 1, 2010 through September 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1

119

securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

120

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the returns on securities owned and to enhance the return on a security owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if

121

interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $246,600,000 on purchased options contracts for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $746,800,000 on forward currency contracts for the reporting period.

J) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $210,500,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,389,200,000 on interest rate swap contracts for the reporting period.

122

L) Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

M) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $12,969,112 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $57,085,030 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $52,098,137.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of

123

the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $54,390,525 and the fund received cash collateral of $57,181,030.

R) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

S) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

124

T) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At September 30, 2011, the fund had a capital loss carryover of $318,127,438 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$271,648,791	September 30, 2017

46,478,647	September 30, 2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending September 30, 2012 $17,724,551 of losses recognized during the period from November 1, 2010 to September 30, 2011.

U) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, unrealized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $1,067,557 to increase distributions in excess of net investment income and $62,418 to increase paid-in-capital, with a decrease to accumulated net realized losses of $1,005,139.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$98,132,003
Unrealized depreciation	(143,658,541)

Net unrealized depreciation	(45,526,538)
Capital loss carryforward	(318,127,438)
Post-October loss	(17,724,551)
Cost for federal income tax purposes	$1,703,922,446

V) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

125

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion,
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $6,731 under the expense offset arrangements and by $104,944 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,229, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004.

126

Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $271,202 and $3,561 from the sale of class A and class M shares, respectively, and received $146,939 and $5,180 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $331 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,276,909,302 and $1,414,254,998, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written swap	Written equity	Written equity
		option contract	option premiums	option contract	option premiums
		amounts	received	amounts	received

Written options	USD	339,030,960	$18,384,813	—	$—
outstanding at the	CHF	—	$—	—	$—
beginning of the
reporting period

Options	USD	385,089,355	16,074,543	1,116,610	1,272,935
opened	CHF	53,600,000	58,519	—	—

Options	USD	(325,277,371)	(16,480,677)	—	—
exercised	CHF	—	—	—	—

Options	USD	—	—	—	—
expired	CHF	—	—	—	—

Options	USD	(101,448,600)	(3,986,477)	(1,116,610)	(1,272,935)
closed	CHF	(40,200,000)	(40,530)	—	—

Written options	USD	297,394,344	$13,992,202	—	$—
outstanding at the	CHF	13,400,000	$17,989	—	$—
end of the
reporting period

127

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 9/30/11		Year ended 9/30/10

Class A	Shares	Amount	Shares	Amount

Shares sold	10,369,246	$129,070,996	14,449,094	$163,202,063

Shares issued in connection with
reinvestment of distributions	3,413,788	41,375,107	4,262,106	46,456,956

	13,783,034	170,446,103	18,711,200	209,659,019

Shares repurchased	(19,762,973)	(246,131,232)	(21,833,792)	(245,831,755)

Net decrease	(5,979,939)	$(75,685,129)	(3,122,592)	$(36,172,736)

	Year ended 9/30/11		Year ended 9/30/10

Class B	Shares	Amount	Shares	Amount

Shares sold	1,091,020	$13,377,521	1,559,072	$17,363,726

Shares issued in connection with
reinvestment of distributions	400,244	4,794,919	644,681	6,943,215

	1,491,264	18,172,440	2,203,753	24,306,941

Shares repurchased	(4,389,684)	(53,907,484)	(5,577,448)	(61,985,185)

Net decrease	(2,898,420)	$(35,735,044)	(3,373,695)	$(37,678,244)

	Year ended 9/30/11		Year ended 9/30/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,525,962	$18,353,737	1,887,618	$20,593,138

Shares issued in connection with
reinvestment of distributions	311,665	3,655,835	412,343	4,358,469

	1,837,627	22,009,572	2,299,961	24,951,607

Shares repurchased	(2,623,691)	(31,460,687)	(3,017,773)	(32,686,748)

Net decrease	(786,064)	$(9,451,115)	(717,812)	$(7,735,141)

	Year ended 9/30/11		Year ended 9/30/10

Class M	Shares	Amount	Shares	Amount

Shares sold	196,901	$2,412,124	270,585	$3,020,114

Shares issued in connection with
reinvestment of distributions	79,829	953,962	107,177	1,152,158

	276,730	3,366,086	377,762	4,172,272

Shares repurchased	(609,890)	(7,509,687)	(590,524)	(6,512,217)

Net decrease	(333,160)	$(4,143,601)	(212,762)	$(2,339,945)

	Year ended 9/30/11		Year ended 9/30/10

Class R	Shares	Amount	Shares	Amount

Shares sold	314,223	$3,829,557	493,166	$5,459,249

Shares issued in connection with
reinvestment of distributions	42,757	510,517	46,175	496,383

	356,980	4,340,074	539,341	5,955,632

Shares repurchased	(296,052)	(3,653,772)	(350,700)	(3,881,158)

Net increase	60,928	$686,302	188,641	$2,074,474

128

	Year ended 9/30/11		Year ended 9/30/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	5,289,430	$66,460,901	5,953,053	$67,303,803

Shares issued in connection with
reinvestment of distributions	545,903	6,660,012	910,590	9,989,168

	5,835,333	73,120,913	6,863,643	77,292,971

Shares repurchased	(6,178,232)	(74,228,081)	(14,604,719)	(168,055,072)

Net decrease	(342,899)	$(1,107,168)	(7,741,076)	$(90,762,101)

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$528,451	Payables	$13,838,080

Foreign exchange
contracts	Receivables	11,677,658	Payables	9,350,422

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
	appreciation/		appreciation/
Equity contracts	(depreciation)	23,087,461*	(depreciation)	50,275,224*

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	67,280,116*	(depreciation)	88,609,939*

Total		$102,573,686		$162,073,665

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$2,587,431	$2,587,431

Foreign exchange
contracts	—	—	—	(16,025,940)	—	$(16,025,940)

Equity contracts	111,661	(207,401)	26,195,955	—	13,287,664	$39,387,879

Interest rate contracts	4,585,888	—	(5,331,292)	—	(27,980,979)	$(28,726,383)

Total	$4,697,549	$(207,401)	$20,864,663	$(16,025,940)	$(12,105,884)	$(2,777,013)

† For the reporting period, the transaction volume for warrants was minimal.

129

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(3,100,974)	$(3,100,974)

Foreign exchange
contracts	—	—	—	(1,897,238)	—	$(1,897,238)

Equity contracts	—	212,358	(25,745,226)	—	(18,614,625)	$(44,147,493)

Interest rate contracts	(3,622,022)	—	1,615,149	—	28,555,020	$26,548,147

Total	$(3,622,022)	$212,358	$(24,130,077)	$(1,897,238)	$6,839,421	$(22,597,558)

† For the reporting period, the transaction volume for warrants was minimal.

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $361,133 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,191,253,437 and $1,286,778,147, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $69,500 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $1,606 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

130

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and
Shareholders of Putnam Asset Allocation Fund: Balanced Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Asset Allocation Fund: Balanced Portfolio (the “fund”) at September 30, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 14, 2011

The fund’s portfolio 9/30/11

COMMON STOCKS (39.3%)*	Shares	Value

Basic materials (2.3%)
Agrium, Inc. (Canada)	715	$47,662

Albemarle Corp.	27,900	1,127,160

Andersons, Inc. (The)	11,598	390,389

Archer Daniels-Midland Co.	1,971	48,901

Arkema (France)	3,148	183,124

BASF SE (Germany)	15,733	956,204

BBMG Corp. (China)	344,000	254,315

BHP Billiton, Ltd. (Australia)	27,303	909,439

Black Earth Farming, Ltd. SDR (Sweden) †	3,511	8,813

Boise, Inc.	35,811	185,143

Cambrex Corp. †	20,892	105,296

Carillion PLC (United Kingdom)	68,147	352,246

CF Industries Holdings, Inc.	415	51,207

China Agri-Industries Holdings, Ltd. (China)	29,000	17,811

China BlueChemical, Ltd. (China)	32,000	24,462

China Shanshui Cement Group, Ltd. (China)	135,000	88,907

Compagnie de Saint-Gobain (France)	3,441	131,649

Cresud S.A.C.I.F. y A. ADR (Argentina)	1,430	15,473

Cytec Industries, Inc.	19,300	678,202

Domtar Corp. (Canada)	8,400	572,628

First Quantum Minerals, Ltd. (Canada)	5,000	66,810

Fletcher Building, Ltd. (New Zealand)	49,926	290,468

Fortescue Metals Group, Ltd. (Australia)	45,533	189,234

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	78,200	2,381,190

Georgia Gulf Corp. †	4,158	57,505

Gold Resource Corp. S	6,003	99,950

Golden Agri-Resources, Ltd. (Singapore)	68,000	31,260

GrainCorp, Ltd. (Australia)	4,151	28,614

Incitec Pivot, Ltd. (Australia)	11,918	37,041

Innophos Holdings, Inc.	9,831	391,962

Innospec, Inc. †	5,297	128,240

International Flavors & Fragrances, Inc.	24,800	1,394,256

Intrepid Potash, Inc. †	1,026	25,517

JSR Corp. (Japan)	15,100	259,712

K&S AG (Germany)	2,306	121,449

KapStone Paper and Packaging Corp. †	19,164	266,188

Koninklijke DSM NV (Netherlands)	9,086	395,689

Koppers Holdings, Inc.	6,642	170,102

KWS Saat AG (Germany)	76	14,132

L.B. Foster Co. Class A	3,213	71,425

Lanxess AG (Germany)	3,575	172,138

Layne Christensen Co. †	8,767	202,518

LyondellBasell Industries NV Class A (Netherlands)	4,011	97,989

MeadWestvaco Corp.	51,877	1,274,099

Minerals Technologies, Inc.	2,717	133,867

COMMON STOCKS (39.3%)* cont.	Shares	Value

Basic materials cont.
Monsanto Co.	29,156	$1,750,526

Mosaic Co. (The)	763	37,364

NewMarket Corp.	1,149	174,499

Nitto Denko Corp. (Japan)	24,500	965,696

Nufarm, Ltd. (Australia) †	5,942	24,210

OM Group, Inc. †	12,828	333,143

Petronas Chemicals Group Bhd (Malaysia)	63,500	109,545

PolyOne Corp.	19,895	213,075

Potash Corp. of Saskatchewan, Inc. (Canada)	3,100	135,105

Potash Corp. of Saskatchewan, Inc. (Canada)	2,120	91,626

PPG Industries, Inc.	30,300	2,140,998

PT Astra Agro Lestari Tbk (Indonesia)	10,000	21,634

Rare Element Resources, Ltd. (Canada) † S	15,550	78,994

Rio Tinto PLC (United Kingdom)	24,373	1,078,399

Rio Tinto, Ltd. (Australia)	29,201	1,713,976

Sealed Air Corp.	31,400	524,380

Sinofert Holdings, Ltd. (China)	52,000	13,266

SLC Agricola SA (Brazil)	1,580	13,126

Sociedad Quimica y Minera de Chile SA ADR (Chile)	1,230	58,806

Syngenta AG (Switzerland) †	5,280	1,369,344

Taiwan Fertilizer Co., Ltd. (Taiwan)	11,000	26,635

Uralkali (Russia)	27,344	188,997

Vale Fertilizantes SA (Preference) (Brazil)	3,676	47,456

Vallourec SA (France)	958	55,001

Vilmorin & Cie (France)	173	16,925

Viterra, Inc. (Canada)	3,461	34,179

voestalpine AG (Austria)	15,135	439,410

W.R. Grace & Co. †	17,526	583,616

Weyerhaeuser Co. R	46,000	715,300

Wilmar International, Ltd. (Singapore)	11,000	43,676

Xstrata PLC (United Kingdom)	24,167	303,643

Yara International ASA (Norway)	1,151	44,061

Zijin Mining Group Co., Ltd. (China)	412,000	116,853

		27,913,850
Capital goods (2.6%)
ABB, Ltd. (Switzerland) †	66,406	1,135,315

AGCO Corp. †	1,729	59,772

Aisin Seiki Co., Ltd. (Japan)	15,200	505,284

American Axle & Manufacturing Holdings, Inc. †	8,571	65,397

Applied Industrial Technologies, Inc.	11,497	312,259

Autoliv, Inc. (Sweden)	14,700	712,950

AZZ, Inc.	2,240	86,845

Canon, Inc. (Japan)	19,900	901,440

Cascade Corp.	5,771	192,694

Changsha Zoomlion Heavy Industry Science and Technology
Development Co., Ltd. (China)	53,000	58,261

Chart Industries, Inc. †	8,142	343,348

COMMON STOCKS (39.3%)* cont.	Shares	Value

Capital goods cont.
Chongqing Machinery & Electric Co., Ltd. (China)	622,000	$87,676

CNH Global NV (Netherlands) †	1,314	34,479

Deere & Co.	1,040	67,153

Douglas Dynamics, Inc.	7,946	101,550

Dover Corp.	51,058	2,379,303

Ducommun, Inc.	2,119	31,743

Duoyuan Global Water, Inc. ADR (China) † F S	10,424	40,445

DXP Enterprises, Inc. †	6,956	130,981

Embraer SA ADR (Brazil)	2,900	73,573

Emerson Electric Co.	65,849	2,720,222

ESCO Technologies, Inc.	4,294	109,497

Esterline Technologies Corp. †	2,516	130,429

European Aeronautic Defense and Space Co. NV (France)	20,830	585,379

Exide Technologies †	14,712	58,848

Faurecia (France)	3,094	66,105

Franklin Electric Co., Inc.	4,682	169,863

Generac Holdings, Inc. †	3,530	66,399

Hitachi, Ltd. (Japan)	272,000	1,353,644

Honeywell International, Inc.	74,500	3,271,295

Invensys PLC (United Kingdom)	56,161	195,535

Kadant, Inc. †	3,536	62,799

Lindsay Corp.	1,771	95,280

LMI Aerospace, Inc. †	5,311	90,606

Lockheed Martin Corp.	37,274	2,707,583

LSB Industries, Inc. †	6,473	185,581

Meritor, Inc. †	5,262	37,150

Metso Corp. OYJ (Finland)	6,414	187,202

Mitsubishi Electric Corp. (Japan)	175,000	1,550,776

MTU Aero Engines Holding AG (Germany)	2,322	145,821

NACCO Industries, Inc. Class A	848	53,763

National Presto Industries, Inc.	1,098	95,427

Newport Corp. †	5,034	54,418

Parker Hannifin Corp.	39,000	2,462,070

Polypore International, Inc. †	5,426	306,678

Powell Industries, Inc. †	4,198	130,012

Raytheon Co.	58,100	2,374,547

Regal-Beloit Corp.	24,800	1,125,424

Rheinmetall AG (Germany)	2,429	114,109

Schneider Electric SA (France)	4,658	251,201

SembCorp Industries, Ltd. (Singapore)	140,000	361,612

Singapore Technologies Engineering, Ltd. (Singapore)	56,000	118,818

SKF AB Class B (Sweden)	43,671	826,306

Societe BIC SA (France)	4,741	404,072

Standard Motor Products, Inc.	10,330	133,980

Tetra Tech, Inc. †	9,348	175,182

Thomas & Betts Corp. †	7,857	313,573

COMMON STOCKS (39.3%)* cont.	Shares	Value

Capital goods cont.
TriMas Corp. †	16,445	$244,208

United Technologies Corp.	7,822	550,356

Valmont Industries, Inc.	4,761	371,072

Vinci SA (France)	4,576	196,821

Zebra Technologies Corp. Class A †	4,728	146,284

		31,920,415
Communication services (2.3%)
ADTRAN, Inc.	9,179	242,876

Allot Communications, Ltd. (Israel) †	5,713	55,702

American Tower Corp. Class A †	30,700	1,651,660

Aruba Networks, Inc. †	4,993	104,404

AT&T, Inc.	98,440	2,807,509

BCE, Inc. (Canada)	4,889	183,993

British Sky Broadcasting Group PLC (United Kingdom)	8,372	86,110

BroadSoft, Inc. †	3,051	92,598

BT Group PLC (United Kingdom)	435,203	1,168,747

China Mobile, Ltd. (China)	14,500	141,455

Cincinnati Bell, Inc. †	112,623	348,005

Deutsche Telekom AG (Germany)	28,794	339,280

DIRECTV Class A †	72,607	3,067,646

EchoStar Corp. Class A †	31,766	718,229

France Telecom SA (France)	33,689	553,352

GeoEye, Inc. †	4,236	120,091

HSN, Inc. †	3,650	120,925

IAC/InterActiveCorp. †	78,200	3,092,810

InterDigital, Inc.	1,713	79,792

Iridium Communications, Inc. † S	29,847	185,051

Kabel Deutschland Holding AG (Germany) †	6,817	368,086

Loral Space & Communications, Inc. †	3,439	172,294

MetroPCS Communications, Inc. †	29,100	253,461

NeuStar, Inc. Class A †	8,098	203,584

NII Holdings, Inc. †	68,399	1,843,353

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	28,900	1,389,765

NTELOS Holdings Corp.	9,771	173,240

NTT DoCoMo, Inc. (Japan)	391	713,170

Premiere Global Services, Inc. †	13,927	89,411

Qualcomm, Inc.	16,522	803,465

Tele2 AB Class B (Sweden)	16,529	303,452

Telecity Group PLC (United Kingdom) †	10,357	89,542

Telecom Corp. of New Zealand, Ltd. (New Zealand)	369,627	731,880

Telenet Group Holding NV (Belgium) †	5,877	215,681

USA Mobility, Inc.	9,701	128,053

Verizon Communications, Inc.	126,325	4,648,760

Virgin Media, Inc. (United Kingdom)	5,600	136,360

Vodafone Group PLC (United Kingdom)	216,280	559,531

		27,983,323

COMMON STOCKS (39.3%)* cont.	Shares	Value

Conglomerates (0.5%)
3M Co.	5,096	$365,842

General Electric Co.	222,682	3,393,674

Marubeni Corp. (Japan)	22,000	123,100

Mitsui & Co., Ltd. (Japan)	43,200	625,643

Siemens AG (Germany)	10,360	937,518

SPX Corp.	27,539	1,247,792

		6,693,569
Consumer cyclicals (5.1%)
99 Cents Only Stores †	8,270	152,333

Advance America Cash Advance Centers, Inc.	10,072	74,130

Advance Auto Parts, Inc.	24,900	1,446,690

Aeropostale, Inc. †	2,418	26,139

Alliance Data Systems Corp. † S	2,453	227,393

AMERCO †	729	45,526

ANN, Inc. †	10,789	246,421

Apollo Tyres, Ltd. (India)	118,560	132,697

Arbitron, Inc.	2,783	92,062

Asahi Diamond Industrial Co., Ltd. (Japan)	13,800	191,886

Ascena Retail Group, Inc. †	7,120	192,738

Audiovox Corp. Class A †	31,686	173,956

Bayerische Motoren Werke (BMW) AG (Germany)	3,454	229,248

Big Lots, Inc. †	9,226	321,342

Brunswick Corp.	10,825	151,983

Bunzl PLC (United Kingdom)	23,892	284,293

Burberry Group PLC (United Kingdom)	47,027	852,815

Cash America International, Inc.	3,374	172,614

Cato Corp. (The) Class A	3,436	77,516

Christian Dior SA (France)	3,845	430,866

Coach, Inc.	33,862	1,755,067

Compass Group PLC (United Kingdom)	51,060	413,650

Conn’s, Inc. † S	17,660	126,799

Ctrip.com Int’l, Ltd. ADR (China) †	3,700	118,992

Daimler AG (Registered Shares) (Germany)	8,899	394,837

Deluxe Corp.	12,079	224,669

DG FastChannel, Inc. †	5,602	94,954

Dillards, Inc. Class A	3,545	154,137

Dongfeng Motor Group Co., Ltd. (China)	36,000	47,726

DSW, Inc. Class A	10,734	495,696

Dun & Bradstreet Corp. (The)	24,900	1,525,374

Elders, Ltd. (Australia) †	35,584	9,843

Expedia, Inc.	58,000	1,493,500

Express, Inc.	5,717	115,998

EZCORP, Inc. Class A †	14,601	416,713

FelCor Lodging Trust, Inc. † R	33,136	77,207

Fiat Industrial SpA (Italy) †	11,816	88,252

Fiat SpA (Italy)	58,813	318,391

Finish Line, Inc. (The) Class A	15,857	316,981

COMMON STOCKS (39.3%)* cont.	Shares	Value

Consumer cyclicals cont.
First Cash Financial Services, Inc. †	1,287	$53,990

Foot Locker, Inc.	74,100	1,488,669

GameStop Corp. Class A † S	67,627	1,562,184

Genesco, Inc. †	3,721	191,743

Genting Bhd (Malaysia)	18,200	51,513

Global Payments, Inc.	8,145	328,977

GNC Holdings, Inc. Class A †	17,834	358,820

GOME Electrical Appliances Holdings, Ltd. (China)	283,000	64,427

Gordmans Stores, Inc. †	3,106	37,179

Harman International Industries, Inc.	27,100	774,518

Healthcare Services Group, Inc.	11,423	184,367

Helen of Troy, Ltd. (Bermuda) †	2,385	59,911

Hillenbrand, Inc.	12,671	233,146

Iconix Brand Group, Inc. †	7,417	117,189

Indofood Agri Resources, Ltd. (Singapore) †	6,000	5,569

Industria de Diseno Textil (Inditex) SA (Spain)	6,263	537,250

Interpublic Group of Companies, Inc. (The)	148,800	1,071,360

Intersections, Inc.	5,132	65,946

JB Hi-Fi, Ltd. (Australia) S	4,616	67,027

Jos. A. Bank Clothiers, Inc. †	3,457	161,200

Kimberly-Clark Corp.	48,300	3,429,783

Kingfisher PLC (United Kingdom)	141,832	544,660

Knology, Inc. †	26,743	347,124

La-Z-Boy, Inc. †	19,298	142,998

Leapfrog Enterprises, Inc. †	37,715	127,100

LG Corp. (South Korea)	1,930	96,208

Limited Brands, Inc.	64,800	2,495,448

LS Corp. (South Korea)	1,376	83,183

M6-Metropole Television (France)	11,803	192,276

Maidenform Brands, Inc. †	8,422	197,159

MasTec, Inc. †	11,212	197,443

Media Nusantara Citra Tbk PT (Indonesia)	463,500	53,088

Men’s Wearhouse, Inc. (The)	4,480	116,838

Moody’s Corp.	20,179	614,451

National CineMedia, Inc.	13,578	197,017

News Corp. Class A	60,504	935,997

Next PLC (United Kingdom)	35,236	1,381,747

Nissan Motor Co., Ltd. (Japan)	95,900	847,987

Nu Skin Enterprises, Inc. Class A	4,966	201,222

Omnicom Group, Inc.	58,300	2,147,772

OPAP SA (Greece)	24,655	250,577

Perry Ellis International, Inc. †	10,184	191,459

Peugeot SA (France)	30,706	654,407

Porsche Automobil Holding SE (Preference) (Germany)	6,514	312,350

PPR SA (France)	1,727	223,159

COMMON STOCKS (39.3%)* cont.	Shares	Value

Consumer cyclicals cont.
PVH Corp.	2,025	$117,936

R. R. Donnelley & Sons Co.	59,300	837,316

Randstad Holding NV (Netherlands)	3,104	99,184

Rent-A-Center, Inc.	4,000	109,800

Select Comfort Corp. †	9,771	136,501

Signet Jewelers, Ltd. (Bermuda) †	3,592	121,410

Sinclair Broadcast Group, Inc. Class A	31,408	225,195

Sonic Automotive, Inc. Class A	41,893	452,025

Sony Corp. (Japan)	44,100	846,830

Sotheby’s Holdings, Inc. Class A	2,758	76,038

Steven Madden, Ltd. †	14,404	433,560

Suzuki Motor Corp. (Japan)	29,300	644,907

Swire Pacific, Ltd. (Hong Kong)	80,500	826,854

Time Warner, Inc.	92,349	2,767,700

TJX Cos., Inc. (The)	54,900	3,045,303

TNS, Inc. †	12,174	228,871

Town Sports International Holdings, Inc. †	14,765	107,194

Trump Entertainment Resorts, Inc. F	180	765

TRW Automotive Holdings Corp. †	19,000	621,870

TUI Travel PLC (United Kingdom)	129,410	298,749

Valeo SA (France)	12,997	546,695

ValueClick, Inc. †	4,092	63,672

VF Corp.	17,746	2,156,494

Viacom, Inc. Class B	42,661	1,652,687

Volkswagen AG (Preference) (Germany)	3,498	463,562

Wal-Mart Stores, Inc.	104,902	5,444,414

Walt Disney Co. (The)	17,800	536,848

Warnaco Group, Inc. (The) †	6,240	287,602

Williams-Sonoma, Inc.	39,300	1,210,047

WPP PLC (Ireland)	40,621	375,298

Yamada Denki Co., Ltd. (Japan)	1,500	104,788

		61,947,987
Consumer staples (4.2%)
AFC Enterprises †	36,860	436,054

Ajinomoto Co., Inc. (Japan)	24,000	284,000

American Greetings Corp. Class A	7,015	129,778

Anheuser-Busch InBev NV (Belgium)	17,275	917,691

Associated British Foods PLC (United Kingdom)	7,470	128,352

Avis Budget Group, Inc. †	24,411	236,054

Beacon Roofing Supply, Inc. †	12,925	206,671

BRF — Brasil Foods SA ADR (Brazil)	1,989	34,867

Brinker International, Inc.	13,677	286,123

British American Tobacco (BAT) PLC (United Kingdom)	11,543	490,144

Bunge, Ltd.	805	46,923

Carlsberg A/S Class B (Denmark)	1,732	102,910

CEC Entertainment, Inc.	1,649	46,947

Chaoda Modern Agriculture Holdings, Ltd. (China)	58,000	7,715

COMMON STOCKS (39.3%)* cont.	Shares	Value

Consumer staples cont.
Cheesecake Factory, Inc. (The) †	3,481	$85,807

Chiquita Brands International, Inc. †	700	5,838

Coca-Cola Bottling Co. Consolidated	1,578	87,516

Coca-Cola Co. (The)	38,500	2,601,060

Core-Mark Holding Co., Inc. †	4,052	124,113

Corn Products International, Inc.	830	32,569

Costco Wholesale Corp.	10,100	829,412

CVS Caremark Corp.	53,000	1,779,740

Danone (France)	6,248	385,156

Darling International, Inc. †	7,017	88,344

DeNA Co., Ltd. (Japan)	4,400	184,182

DineEquity, Inc. †	8,030	309,075

Domino’s Pizza, Inc. †	10,749	292,910

Dr. Pepper Snapple Group, Inc.	70,100	2,718,478

Elizabeth Arden, Inc. †	12,608	358,572

Energizer Holdings, Inc. †	14,970	994,607

Genuine Parts Co.	38,000	1,930,400

Geo Group, Inc. (The) †	11,817	219,324

Glanbia PLC (Ireland)	2,493	14,842

Heineken Holding NV (Netherlands)	8,698	336,084

Henkel AG & Co. KGaA (Germany)	2,964	157,759

Imperial Tobacco Group PLC (United Kingdom)	2,699	91,313

IOI Corp. Bhd (Malaysia)	21,500	31,060

Jack in the Box, Inc. †	6,530	130,078

Japan Tobacco, Inc. (Japan)	248	1,157,714

Kao Corp. (Japan)	18,600	517,690

Kerry Group PLC Class A (Ireland)	24,752	868,037

Koninklijke Ahold NV (Netherlands)	85,187	1,003,327

Kroger Co. (The)	63,600	1,396,656

Kuala Lumpur Kepong Bhd (Malaysia)	5,100	33,268

Lawson, Inc. (Japan)	3,700	209,249

Lincoln Educational Services Corp.	4,934	39,916

Lorillard, Inc.	13,800	1,527,660

Maple Leaf Foods, Inc. (Canada)	1,612	17,571

McDonald’s Corp.	13,900	1,220,698

MEIJI Holdings Co., Ltd. (Japan)	7,200	341,236

MWI Veterinary Supply, Inc. †	1,748	120,297

Nestle SA (Switzerland)	14,087	775,222

Nippon Meat Packers, Inc. (Japan)	81,000	1,052,749

Olam International, Ltd. (Singapore)	104,045	177,555

Omega Protein Corp. †	8,646	78,506

Papa John’s International, Inc. †	3,350	101,840

PepsiCo, Inc.	27,127	1,679,161

Philip Morris International, Inc.	70,278	4,383,942

Prestige Brands Holdings, Inc. †	14,715	133,171

Procter & Gamble Co. (The)	62,340	3,938,641

COMMON STOCKS (39.3%)* cont.	Shares	Value
Consumer staples cont.
PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk (Indonesia)	77,000	$17,643

Rakuten, Inc. (Japan)	243	283,933

Reckitt Benckiser Group PLC (United Kingdom)	33,743	1,709,060

Safeway, Inc.	123,704	2,057,198

Sally Beauty Holdings, Inc. †	9,122	151,425

Shutterfly, Inc. †	1,278	52,628

Smithfield Foods, Inc. †	907	17,687

Spartan Stores, Inc.	6,906	106,905

Spectrum Brands Holdings, Inc. †	4,543	107,306

Suedzucker AG (Germany)	5,542	157,516

Tate & Lyle PLC (United Kingdom)	2,830	27,428

Tesco PLC (United Kingdom)	27,241	159,636

Tyson Foods, Inc. Class A	1,587	27,550

Unilever NV (Netherlands)	24,220	768,434

Unilever PLC (United Kingdom)	4,469	140,251

USANA Health Sciences, Inc. †	3,163	86,983

W.W. Grainger, Inc. S	20,700	3,095,478

Walgreen Co.	46,700	1,535,963

WM Morrison Supermarkets PLC (United Kingdom)	60,013	271,106

Wolseley PLC (Switzerland)	47,451	1,183,366

Yamazaki Baking Co., Inc. (Japan)	54,000	820,257

Zhongpin, Inc. (China) †	14,600	110,960

		50,805,287
Energy (3.9%)
BG Group PLC (United Kingdom)	49,130	937,258

BP PLC (United Kingdom)	144,962	871,058

Cairn Energy PLC (United Kingdom) †	11,112	48,246

Caltex Australia, Ltd. (Australia)	38,511	397,903

Cameron International Corp. †	65,600	2,725,024

Canadian Natural Resources, Ltd. (Canada)	9,800	288,837

Chevron Corp.	41,263	3,817,653

Cimarex Energy Co.	35,500	1,977,350

Clayton Williams Energy, Inc. † S	2,480	106,169

Compagnie Generale de Geophysique-Veritas (France) †	27,197	478,369

Complete Production Services, Inc. †	10,760	202,826

Compton Petroleum Corp. (Canada) †	12,497	74,667

ConocoPhillips	19,703	1,247,594

Contango Oil & Gas Co. †	3,043	166,483

CVR Energy, Inc. †	10,772	227,720

Deepocean Group (Shell) (acquired 6/9/11,
cost $122,268) (Norway) ‡	8,432	118,048

Energy Partners, Ltd. †	11,675	129,242

ENI SpA (Italy)	39,083	687,859

Exxon Mobil Corp.	145,305	10,553,502

First Solar, Inc. † S	2,104	132,994

Gazprom OAO ADR (Russia)	17,300	165,215

COMMON STOCKS (39.3%)* cont.	Shares	Value

Energy cont.
Halliburton Co.	102,381	$3,124,668

Helix Energy Solutions Group, Inc. †	22,287	291,960

Hidili Industry International Development, Ltd. (China)	177,000	50,037

Inpex Corp. (Japan)	84	517,944

Marathon Oil Corp.	54,400	1,173,952

Marathon Petroleum Corp.	27,150	734,679

Murphy Oil Corp.	44,700	1,973,952

Nexen, Inc. (Canada)	8,036	125,466

Occidental Petroleum Corp.	6,008	429,572

Oceaneering International, Inc.	72,900	2,576,286

Peabody Energy Corp.	57,900	1,961,652

Petrofac, Ltd. (United Kingdom)	16,124	298,856

Petroleo Brasileiro SA ADR (Brazil)	3,400	76,330

Petroquest Energy, Inc. † S	7,360	40,480

Rosetta Resources, Inc. † S	14,242	487,361

Royal Dutch Shell PLC Class B (United Kingdom)	50,868	1,582,837

Schlumberger, Ltd.	11,700	698,841

Stallion Oilfield Holdings, Ltd.	923	30,459

Statoil ASA (Norway)	59,358	1,273,129

Stone Energy Corp. †	20,440	331,332

Swift Energy Co. †	6,332	154,121

Technip SA (France)	4,969	398,327

TETRA Technologies, Inc. †	10,915	84,264

Total SA (France)	8,753	386,574

Tullow Oil PLC (United Kingdom)	21,723	441,537

Unit Corp. †	3,846	141,994

Vaalco Energy, Inc. †	21,293	103,484

Valero Energy Corp.	148,400	2,638,552

W&T Offshore, Inc.	10,290	141,590

Walter Energy, Inc.	8,171	490,342

Western Refining, Inc. †	9,061	112,900

		48,227,495
Financials (5.9%)
3i Group PLC (United Kingdom)	56,402	164,372

ACE, Ltd.	5,239	317,483

Affiliated Managers Group †	15,000	1,170,750

Aflac, Inc.	30,000	1,048,500

Agree Realty Corp. R	6,979	152,003

AIA Group, Ltd. (Hong Kong)	150,400	425,823

Allianz SE (Germany)	6,357	599,204

Allied World Assurance Co. Holdings AG	29,323	1,574,938

American Capital Agency Corp. R	4,638	125,690

American Equity Investment Life Holding Co.	21,263	186,051

American Express Co.	27,600	1,239,240

American Financial Group, Inc.	4,960	154,107

American Safety Insurance Holdings, Ltd. †	10,683	196,567

Annaly Capital Management, Inc. R	86,900	1,445,147

COMMON STOCKS (39.3%)* cont.	Shares	Value

Financials cont.
Anworth Mortgage Asset Corp. R	17,350	$117,980

Arch Capital Group, Ltd. †	14,996	489,994

Arlington Asset Investment Corp. Class A	4,492	108,033

Ashford Hospitality Trust, Inc. R	16,862	118,371

Aspen Insurance Holdings, Ltd.	6,794	156,534

Assurant, Inc.	34,300	1,227,940

Assured Guaranty, Ltd. (Bermuda)	35,051	385,210

Australia & New Zealand Banking Group, Ltd. (Australia)	84,071	1,565,278

AvalonBay Communities, Inc. R	4,600	524,630

Aviva PLC (United Kingdom)	19,453	92,086

AXA SA (France)	21,323	277,325

Banca Monte dei Paschi di Siena SpA (Italy)	276,191	153,943

Banco Bradesco SA ADR (Brazil)	19,384	286,689

Banco Latinoamericano de Exportaciones SA Class E (Panama)	15,447	235,258

Banco Santander Central Hispano SA (Spain)	14,866	121,734

Bank of America Corp.	239,934	1,468,396

Bank of Marin Bancorp.	2,760	91,190

Bank of the Ozarks, Inc.	15,508	324,582

Barclays PLC (United Kingdom)	459,273	1,129,496

Barratt Developments PLC (United Kingdom) †	88,531	107,388

Berkshire Hathaway, Inc. Class B †	29,400	2,088,576

BNP Paribas SA (France)	26,414	1,047,285

Broadridge Financial Solutions, Inc.	86,500	1,742,110

Cardtronics, Inc. †	7,277	166,789

CBL & Associates Properties, Inc. R	16,706	189,780

CBOE Holdings, Inc.	6,821	166,910

CFS Retail Property Trust (Australia) R	78,374	131,790

Cheung Kong Holdings, Ltd. (Hong Kong)	18,000	192,193

China Construction Bank Corp. (China)	786,000	469,160

Chubb Corp. (The)	15,300	917,847

Citigroup, Inc.	92,263	2,363,778

Citizens & Northern Corp.	8,315	123,561

CNO Financial Group, Inc. †	28,769	155,640

Commerzbank AG (Germany) †	49,744	125,434

CommonWealth REIT R	28,377	538,312

Community Bank System, Inc.	6,173	140,065

CubeSmart R	11,021	94,009

DBS Group Holdings, Ltd. (Singapore)	16,000	143,574

Deutsche Bank AG (Germany)	13,698	478,068

Dexus Property Group (Australia)	122,929	97,207

DFC Global Corp. †	6,749	147,466

DnB NOR ASA (Norway)	13,158	131,860

E*Trade Financial Corp. †	17,261	157,248

East West Bancorp, Inc.	18,728	279,234

Education Realty Trust, Inc. R	10,798	92,755

Endurance Specialty Holdings, Ltd. (Bermuda)	25,800	881,070

COMMON STOCKS (39.3%)* cont.	Shares	Value

Financials cont.
Equity Residential Trust R	9,800	$508,326

Extra Space Storage, Inc. R	5,532	103,061

Fifth Third Bancorp	86,800	876,680

Financial Institutions, Inc.	8,562	122,094

First Financial Bancorp	9,580	132,204

First Industrial Realty Trust † R	11,636	93,088

Flagstone Reinsurance Holdings SA (Luxembourg)	15,445	119,699

Flushing Financial Corp.	14,955	161,514

Glimcher Realty Trust R	24,494	173,418

Goldman Sachs Group, Inc. (The)	11,249	1,063,593

Hang Lung Group, Ltd. (Hong Kong)	114,000	579,155

Hartford Financial Services Group, Inc. (The)	80,900	1,305,726

Heartland Financial USA, Inc.	5,752	81,563

Henderson Land Development Co., Ltd. (Hong Kong)	20,000	88,752

Home Bancshares, Inc.	6,382	135,426

HSBC Holdings PLC (London Exchange) (United Kingdom)	180,614	1,379,037

Hudson City Bancorp, Inc.	120,100	679,766

Huntington Bancshares, Inc.	140,700	675,360

Industrial and Commercial Bank of China, Ltd. (China)	191,000	92,353

ING Groep NV GDR (Netherlands) †	56,365	397,364

Interactive Brokers Group, Inc. Class A	7,918	110,298

International Bancshares Corp.	11,254	147,990

Intesa Sanpaolo SpA (Italy)	438,220	685,874

Invesco Mortgage Capital, Inc. R	6,418	90,686

Israel Corp., Ltd. (The) (Israel)	894	578,053

JPMorgan Chase & Co.	113,998	3,433,620

Julius Baer Group, Ltd. (Switzerland) †	2,867	95,647

KB Financial Group, Inc. (South Korea)	7	229

Kinnevik Investment AB Class B (Sweden)	26,684	496,425

Lexington Realty Trust R	25,717	168,189

Lloyds Banking Group PLC (United Kingdom) †	1,610,227	855,400

LSR Group OJSC GDR (Russia)	18,301	66,541

LTC Properties, Inc. R	9,244	234,058

Macquarie Group, Ltd. (Australia)	3,815	81,815

Maiden Holdings, Ltd. (Bermuda)	14,221	105,093

MainSource Financial Group, Inc.	12,762	111,285

MarketAxess Holdings, Inc.	1,627	42,335

Merchants Bancshares, Inc.	3,897	104,362

MFA Financial, Inc. R	14,680	103,054

Mission West Properties R	12,235	92,864

Mitsubishi Estate Co., Ltd. (Japan)	16,000	259,098

Mitsubishi UFJ Financial Group, Inc. (Japan)	86,700	389,907

Mizuho Financial Group, Inc. (Japan)	557,960	806,354

Morgan Stanley	85,000	1,147,500

Nasdaq OMX Group, Inc. (The) †	50,300	1,163,942

National Australia Bank, Ltd. (Australia)	28,693	611,152

COMMON STOCKS (39.3%)* cont.	Shares	Value

Financials cont.
National Bank of Canada (Canada)	3,156	$211,277

National Financial Partners Corp. †	6,942	75,945

National Health Investors, Inc. R	9,700	408,661

Nelnet, Inc. Class A	7,788	146,259

Newcastle Investment Corp. R	33,038	134,465

Omega Healthcare Investors, Inc. R	6,981	111,207

Oriental Financial Group (Puerto Rico)	10,788	104,320

ORIX Corp. (Japan)	6,660	519,316

Persimmon PLC (United Kingdom)	32,923	232,994

Ping An Insurance (Group) Co. of China, Ltd. (China)	33,000	184,512

PNC Financial Services Group, Inc.	52,300	2,520,337

Popular, Inc. (Puerto Rico) †	51,826	77,739

Portfolio Recovery Associates, Inc. †	1,694	105,401

Protective Life Corp.	6,625	103,549

Prudential PLC (United Kingdom)	56,938	488,234

PS Business Parks, Inc. R	4,428	219,363

Rayonier, Inc. R	65,450	2,407,906

RenaissanceRe Holdings, Ltd.	10,725	684,255

Republic Bancorp, Inc. Class A	3,083	54,600

Rossi Residencial SA (Brazil)	37,700	175,707

Saul Centers, Inc. R	3,343	113,027

Sberbank of Russia ADR (Russia) †	31,118	271,433

Sberbank OJSC (Russia)	36,172	78,222

SCOR (France)	5,096	110,047

Simon Property Group, Inc. R	8,400	923,832

Soho China, Ltd. (China)	196,000	121,821

Southside Bancshares, Inc.	10,035	180,730

Standard Chartered PLC (United Kingdom)	29,890	597,677

Starwood Property Trust, Inc. R	4,983	85,508

State Street Corp.	17,500	562,800

Swiss Life Holding AG (Switzerland) †	5,477	599,317

Swiss Re AG (Switzerland) †	4,425	206,176

Symetra Financial Corp.	14,303	116,569

Tokio Marine Holdings, Inc. (Japan)	36,700	930,835

Transatlantic Holdings, Inc.	2,251	109,219

Travelers Cos., Inc. (The)	13,400	652,982

U.S. Bancorp	72,900	1,716,066

Universal Health Realty Income Trust R	2,159	72,564

Urstadt Biddle Properties, Inc. Class A R	6,889	110,017

Virginia Commerce Bancorp, Inc. †	20,960	123,035

Warsaw Stock Exchange (Poland)	5,949	76,096

Washington Banking Co.	8,177	79,562

Webster Financial Corp.	6,496	99,389

Wells Fargo & Co.	76,779	1,851,909

Westfield Retail Trust (Australia) R	179,440	417,312

Westpac Banking Corp. (Australia)	33,870	652,632

COMMON STOCKS (39.3%)* cont.	Shares	Value

Financials cont.
Wheelock and Co., Ltd. (Hong Kong)	62,000	$181,303

World Acceptance Corp. †	2,607	145,862

		71,745,592
Health care (4.9%)
Abbott Laboratories	19,200	981,888

Aetna, Inc.	63,573	2,310,879

Air Methods Corp. †	1,258	80,097

Akorn, Inc. †	8,815	68,845

Allergan, Inc.	40,700	3,352,866

Amedisys, Inc. †	2,092	31,003

AmerisourceBergen Corp.	50,200	1,870,954

AmSurg Corp. †	5,812	130,770

Astellas Pharma, Inc. (Japan)	14,800	558,661

AstraZeneca PLC (United Kingdom)	39,395	1,747,468

AVEO Pharmaceuticals, Inc. †	5,791	89,123

Bayer AG (Germany)	1,898	104,482

BioMarin Pharmaceuticals, Inc. †	4,345	138,475

BioMerieux (France)	4,569	398,941

Biotest AG (Preference) (Germany)	2,652	129,350

Cardinal Health, Inc.	54,200	2,269,896

Centene Corp. †	6,589	188,907

Coloplast A/S Class B (Denmark)	2,061	297,969

Computer Programs & Systems, Inc.	2,502	165,507

Conmed Corp. †	11,707	269,378

Cooper Companies, Inc. (The)	3,483	275,679

Cubist Pharmaceuticals, Inc. †	9,683	342,004

Elan Corp. PLC ADR (Ireland) †	53,342	561,691

Eli Lilly & Co.	63,490	2,347,225

Endo Pharmaceuticals Holdings, Inc. †	10,540	295,015

Forest Laboratories, Inc. †	81,432	2,507,291

Gentiva Health Services, Inc. †	4,054	22,378

Gilead Sciences, Inc. †	87,200	3,383,360

GlaxoSmithKline PLC (United Kingdom)	73,565	1,521,634

Greatbatch, Inc. †	5,906	118,179

Grifols SA (Spain) †	9,871	184,955

Health Net, Inc. †	31,000	735,010

HealthSpring, Inc. †	4,544	165,674

Healthways, Inc. †	6,629	65,163

Hi-Tech Pharmacal Co., Inc. †	5,426	182,314

Human Genome Sciences, Inc. †	6,436	81,673

Humana, Inc.	29,400	2,138,262

Impax Laboratories, Inc. †	11,684	209,260

InterMune, Inc. †	4,209	85,022

ISTA Pharmaceuticals, Inc. †	28,409	98,011

Jazz Pharmaceuticals, Inc. †	17,142	711,736

Johnson & Johnson	58,080	3,700,277

Kensey Nash Corp. †	5,902	144,599

COMMON STOCKS (39.3%)* cont.	Shares	Value

Health care cont.
Kindred Healthcare, Inc. †	9,630	$83,011

Laboratory Corp. of America Holdings †	18,400	1,454,520

Lincare Holdings, Inc.	4,911	110,498

Magellan Health Services, Inc. †	6,461	312,066

Medco Health Solutions, Inc. †	48,900	2,292,921

Medicines Co. (The) †	6,584	97,970

Medicis Pharmaceutical Corp. Class A	5,984	218,296

Merck & Co., Inc.	53,499	1,749,952

Metropolitan Health Networks, Inc. †	15,442	70,107

Mitsubishi Tanabe Pharma (Japan)	28,500	528,636

Molina Healthcare, Inc. †	9,381	144,843

Momenta Pharmaceuticals, Inc. †	3,805	43,758

Neurocrine Biosciences, Inc. †	14,862	88,875

Novartis AG (Switzerland)	28,726	1,604,956

Omnicare, Inc.	12,742	324,029

Onyx Pharmaceuticals, Inc. †	3,336	100,113

OraSure Technologies, Inc. †	46,114	367,067

Orion Oyj Class B (Finland)	11,501	231,902

Par Pharmaceutical Cos., Inc. †	17,594	468,352

Pfizer, Inc.	155,023	2,740,807

Questcor Pharmaceuticals, Inc. †	4,035	109,994

Roche Holding AG (Switzerland)	3,418	550,501

RTI Biologics, Inc. †	40,288	132,548

Salix Pharmaceuticals, Ltd. †	3,457	102,327

Sanofi (France)	31,940	2,100,674

Sanofi CVR (France) †	94,800	100,488

Sciclone Pharmaceuticals, Inc. †	12,414	47,297

Sequenom, Inc. †	18,521	94,272

Sirona Dental Systems, Inc. †	2,599	110,224

SonoSite, Inc. †	8,542	259,164

Spectrum Pharmaceuticals, Inc. †	7,285	55,585

STAAR Surgical Co. †	14,308	111,602

Suzuken Co., Ltd. (Japan)	9,900	265,878

Synthes, Inc. (Switzerland)	2,672	432,513

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	12,444	463,166

Thoratec Corp. †	3,541	115,578

United Therapeutics Corp. †	2,181	81,766

UnitedHealth Group, Inc.	85,576	3,946,765

Viropharma, Inc. †	19,873	359,105

Waters Corp. †	34,000	2,566,660

Watson Pharmaceuticals, Inc. †	6,588	449,631

WellCare Health Plans, Inc. †	2,538	96,393

		60,646,681
Technology (5.6%)
Acacia Research — Acacia Technologies (Tracking Stock) †	6,396	230,192

Accenture PLC Class A	48,600	2,560,248

Acme Packet, Inc. †	1,878	79,984

COMMON STOCKS (39.3%)* cont.	Shares	Value

Technology cont.
Actuate Corp. †	35,874	$198,024

Aixtron SE (Germany) S	6,966	101,525

Altek Corp. (Taiwan)	78,474	78,088

Amdocs, Ltd. (United Kingdom) †	36,836	998,992

Amkor Technologies, Inc. †	12,618	55,014

Analog Devices, Inc.	35,600	1,112,500

Anixter International, Inc.	5,280	250,483

Apple, Inc. †	30,383	11,581,392

Applied Materials, Inc.	261,400	2,705,490

Asustek Computer, Inc. (Taiwan)	20,960	156,537

Baidu, Inc. ADR (China) †	1,200	128,292

Brooks Automation, Inc.	10,925	89,039

CA, Inc.	55,800	1,083,078

CACI International, Inc. Class A †	2,266	113,164

Cavium, Inc. †	1,884	50,887

Ceva, Inc. †	5,318	129,281

Cirrus Logic, Inc. †	8,889	131,024

Cisco Systems, Inc.	117,058	1,813,228

Coherent, Inc. †	1,329	57,094

Computershare, Ltd. (Australia)	15,554	111,035

Cypress Semiconductor Corp. †	8,114	121,467

Dell, Inc. †	152,724	2,161,045

DST Systems, Inc.	5,284	231,598

EnerSys †	9,119	182,562

Entegris, Inc. †	28,400	181,192

Entropic Communications, Inc. †	39,955	165,014

F-Secure OYJ (Finland)	21,826	56,940

F5 Networks, Inc. †	1,429	101,530

Fair Isaac Corp.	10,856	236,986

Fairchild Semiconductor Intl., Inc. †	18,314	197,791

FEI Co. †	10,186	305,173

Fujitsu, Ltd. (Japan)	196,000	923,869

Gemalto NV (Netherlands)	3,223	153,911

Google, Inc. Class A †	4,758	2,447,420

GT Advanced Technologies, Inc. †	10,617	74,531

Harris Corp.	59,300	2,026,281

Hewlett-Packard Co.	87,828	1,971,739

Hollysys Automation Technologies, Ltd. (China) † S	14,400	84,096

Hon Hai Precision Industry Co., Ltd. (Taiwan)	25,100	56,031

IBM Corp.	29,915	5,236,022

Infineon Technologies AG (Germany)	50,396	371,763

Infospace, Inc. †	8,025	67,089

Integrated Silicon Solutions, Inc. †	5,191	40,542

Intel Corp.	103,241	2,202,131

KEMET Corp. †	9,623	68,804

Konami Corp. (Japan)	11,700	393,061

COMMON STOCKS (39.3%)* cont.	Shares	Value

Technology cont.
L-3 Communications Holdings, Inc.	33,300	$2,063,601

Lenovo Group, Ltd. (China)	554,000	370,543

Lexmark International, Inc. Class A †	3,729	100,795

LTX-Credence Corp. †	10,154	53,715

Magma Design Automation, Inc. †	31,223	142,065

Manhattan Associates, Inc. †	2,787	92,194

Microsoft Corp.	301,260	7,498,361

MicroStrategy, Inc. †	1,709	194,946

Monotype Imaging Holdings, Inc. †	12,593	152,753

Murata Manufacturing Co., Ltd. (Japan)	3,600	194,347

Nanometrics, Inc. †	6,134	88,943

NCI, Inc. †	135	1,611

NIC, Inc.	7,265	83,184

Nokia OYJ (Finland)	18,682	106,000

Nova Measuring Instruments, Ltd. (Israel) †	18,541	99,565

Novellus Systems, Inc. †	34,100	929,566

Omnivision Technologies, Inc. †	6,396	89,800

Oracle Corp.	59,549	1,711,438

Pace PLC (United Kingdom)	57,759	85,407

PC-Tel, Inc. †	6,137	37,743

Photronics, Inc. †	20,555	102,364

Plantronics, Inc.	3,331	94,767

Polycom, Inc. †	10,516	193,179

QLogic Corp. †	116,716	1,479,959

RF Micro Devices, Inc. †	37,292	236,431

Rohm Co., Ltd. (Japan)	2,900	150,813

Samsung Electronics Co., Ltd. (South Korea)	291	203,849

SanDisk Corp. †	2,700	108,945

SAP AG (Germany)	6,628	338,432

Seagate Technology	77,200	793,616

Silicon Graphics International Corp. †	6,053	72,152

Skyworks Solutions, Inc. †	5,936	106,492

Skyworth Digital Holdings, Ltd. (China)	444,000	150,339

Sourcefire, Inc. † S	7,717	206,507

STEC, Inc. †	19,127	193,948

Synchronoss Technologies, Inc. † S	4,899	122,034

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	33,000	74,770

Tech Data Corp. †	9,178	396,765

TeleCommunication Systems, Inc. Class A †	29,858	103,010

Telefonaktiebolaget LM Ericsson Class B (Sweden)	21,508	206,903

Tencent Holdings, Ltd. (China)	5,500	112,854

Teradata Corp. †	41,300	2,210,789

Teradyne, Inc. † S	132,800	1,462,128

TIBCO Software, Inc. †	11,679	261,493

Trend Micro, Inc. (Japan)	9,500	296,704

TTM Technologies, Inc. †	12,268	116,669

COMMON STOCKS (39.3%)* cont.	Shares	Value

Technology cont.
Unimicron Technology Corp. (Taiwan)	128,000	$179,413

Unisys Corp. †	2,725	42,755

Verint Systems, Inc. †	6,584	173,093

Websense, Inc. †	3,246	56,156

Western Digital Corp. †	33,600	864,192

Zix Corp. †	8,376	22,364

		69,103,641
Transportation (0.5%)
AirAsia Bhd (Malaysia)	185,900	169,265

Alaska Air Group, Inc. †	5,179	291,526

Alexander & Baldwin, Inc.	7,400	270,322

Central Japan Railway Co. (Japan)	141	1,229,261

ComfortDelgro Corp., Ltd. (Singapore)	255,000	253,763

Deutsche Post AG (Germany)	11,070	141,720

Genesee & Wyoming, Inc. Class A †	7,044	327,687

Hitachi Transport System, Ltd. (Japan)	11,700	216,660

International Consolidated Airlines Group SA
(United Kingdom) †	74,707	176,193

United Continental Holdings, Inc. †	85,300	1,653,114

US Airways Group, Inc. † S	19,300	106,150

Wabtec Corp.	2,565	135,612

Yangzijiang Shipbuilding Holdings, Ltd. (China)	946,000	631,137

		5,602,410
Utilities and power (1.5%)
AES Corp. (The) †	128,979	1,258,835

Alliant Energy Corp.	19,123	739,678

Ameren Corp.	18,200	541,814

American Electric Power Co., Inc.	21,363	812,221

Atco, Ltd. Class I (Canada)	4,000	237,203

Centrica PLC (United Kingdom)	88,972	409,746

China Resources Power Holdings Co., Ltd. (China)	102,000	153,992

China WindPower Group, Ltd. (China) †	2,070,000	96,128

Chubu Electric Power, Inc. (Japan)	7,500	141,114

CMS Energy Corp.	36,200	716,398

DPL, Inc.	40,256	1,213,316

Electric Power Development Co. (Japan)	10,900	321,388

Enel SpA (Italy)	105,212	466,278

Energias de Portugal (EDP) SA (Portugal)	273,610	841,762

Entergy Corp.	16,400	1,087,156

Exelon Corp.	69,900	2,978,439

Fortum OYJ (Finland)	11,149	262,266

GDF Suez (France)	4,610	137,947

International Power PLC (United Kingdom)	16,555	78,567

NRG Energy, Inc. †	39,100	829,311

Public Power Corp. SA (Greece)	9,765	78,249

Red Electrica Corp. SA (Spain)	24,771	1,132,309

RWE AG (Germany)	5,312	195,931

TECO Energy, Inc.	114,500	1,961,385

COMMON STOCKS (39.3%)* cont.	Shares	Value

Utilities and power cont.
Toho Gas Co., Ltd. (Japan)	41,000	$269,323

Tokyo Gas Co., Ltd. (Japan)	25,000	116,519

Westar Energy, Inc. S	26,357	696,364

		17,773,639

Total common stocks (cost $483,301,565)		$480,363,889

CORPORATE BONDS AND NOTES (18.1%)*	Principal amount	Value

Basic materials (1.3%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$190,000	$194,614

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	135,000	169,933

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021	90,000	94,721

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	665,000	757,590

Associated Materials, LLC company
guaranty sr. notes 9 1/8s, 2017	335,000	271,350

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018	340,000	307,700

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2019 (Canada)	460,000	565,259

Catalyst Paper Corp. 144A company guaranty sr. notes 11s,
2016 (Canada)	30,000	19,500

Celanese US Holdings, LLC company guaranty sr. unsec.
notes 6 5/8s, 2018 (Germany)	120,000	124,050

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	235,000	231,475

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.347s, 2013 (Netherlands)	105,000	93,450

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	285,000	297,825

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019	425,000	544,408

Dynacast International, LLC/Dynacast Finance, Inc. 144A
notes 9 1/4s, 2019	75,000	70,313

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	525,000	548,006

E.I. du Pont de Nemours & Co. sr. unsec. notes FRN 0.778s, 2014	115,000	115,350

Exopack Holding Corp. 144A sr. notes 10s, 2018	185,000	172,975

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	475,000	475,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)	200,000	189,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s,
2018 (Australia)	335,000	309,875

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017 (Indonesia)	1,617,000	1,732,211

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty notes 9s, 2020	125,000	91,563

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018	220,000	181,500

Huntsman International, LLC company guaranty sr. unsec.
sub. notes 8 5/8s, 2021	145,000	138,838

Huntsman International, LLC company guaranty sr. unsec.
sub. notes 8 5/8s, 2020	265,000	257,713

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount		Value

Basic materials cont.
INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		$155,000	$152,675

INEOS Group Holdings, Ltd. company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	135,000	125,542

International Paper Co. sr. unsec. notes 7.95s, 2018		$505,000	583,289

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		310,000	420,423

Lyondell Chemical Co. sr. notes 11s, 2018		874,584	944,551

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017		278,000	299,545

Momentive Performance Materials, Inc. notes 9s, 2021		430,000	294,550

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default) †		215,000	159,638

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A
company guaranty sr. sub. notes 8 3/8s, 2018		185,000	182,688

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)		55,000	53,488

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		445,000	436,100

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015		268,000	263,310

Old All, Inc. company guaranty sr. unsec. notes 9s,
2014 (In default) F †		295,000	—

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	70,000	97,223

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$275,000	288,063

Pregis Corp. company guaranty notes FRN 6.605s, 2013	EUR	50,000	60,467

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013		$165,000	150,150

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)		395,000	531,578

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 3 1/2s, 2020 (Australia)		135,000	132,748

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		300,000	383,289

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021 Δ		100,000	101,000

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s,
2015 (Ireland)	EUR	5,000	6,232

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)		$200,000	192,000

Smurfit Kappa Treasury company guaranty sr. unsec.
unsub. debs 7 1/2s, 2025 (Ireland)		55,000	50,050

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017		265,000	282,225

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		315,000	330,750

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		286,000	284,570

Styrolution GmbH 144A sr. notes 7 5/8s, 2016 (Germany)	EUR	115,000	114,002

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		$260,000	305,656

Thompson Creek Metals Co., Inc. 144A company
guaranty sr. notes 7 3/8s, 2018 (Canada)		130,000	117,000

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		305,000	298,900

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		275,000	262,625

Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes 8 3/4s, 2019		175,000	120,750

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s,
2016 (Canada)		180,000	197,906

			16,177,202

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount		Value

Capital goods (0.9%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017		$595,000	$635,906

Allison Transmission 144A company guaranty 11s, 2015		270,000	279,450

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		420,000	428,400

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		135,000	126,900

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2017		15,000	14,100

American Axle & Manufacturing, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017		245,000	254,800

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s,
2017 (Ireland)	EUR	200,000	249,709

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		$75,000	78,563

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014		170,000	142,800

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018		155,000	131,750

Berry Plastics Corp. notes 9 3/4s, 2021		195,000	165,750

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		770,000	873,166

Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		240,000	242,400

Crown Americas, LLC/Crown Americas Capital Corp. III 144A
sr. notes 6 1/4s, 2021		110,000	110,000

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	60,000	77,855

Graham Packaging Co., LP/GPC Capital Corp. company
guaranty sr. unsec. notes 8 1/4s, 2017		$120,000	120,750

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041		315,000	379,514

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021		255,000	282,065

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		390,000	407,796

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		480,000	477,600

Kratos Defense & Security Solutions, Inc. 144A company
guaranty sr. notes 10s, 2017		20,000	19,900

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		906,000	1,142,945

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		415,000	381,800

Polypore International, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2017		165,000	165,825

Raytheon Co. sr. unsec. notes 4 7/8s, 2040		135,000	142,682

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC
144A company guaranty sr. notes 8 3/4s, 2016		135,000	135,338

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 7 1/8s, 2019		190,000	176,700

Reynolds Group Issuer, Inc. 144A company
guaranty sr. unsec. notes 9s, 2019		105,000	89,250

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
sr. notes 7 7/8s, 2019		100,000	96,500

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec.
notes 9 7/8s, 2019		100,000	88,000

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Capital goods cont.
Ryerson Holding Corp. sr. disc. notes zero %, 2015	$105,000	$46,463

Ryerson, Inc. company guaranty sr. notes 12s, 2015	520,000	520,000

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	405,000	469,414

Tenneco, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015	135,000	137,700

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	110,000	110,550

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020	210,000	203,700

Terex Corp. sr. unsec. sub. notes 8s, 2017	435,000	384,975

Thermadyne Holdings Corp. company guaranty sr. notes
9s, 2017	400,000	392,000

Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017	221,000	229,840

TransDigm, Inc. company guaranty unsec. sub. notes
7 3/4s, 2018	330,000	335,775

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	736,000	851,023

		11,599,654
Communication services (2.1%)
Adelphia Communications Corp. escrow bonds zero %, 2012	270,000	432

AMC Networks, Inc. 144A company guaranty sr. unsec
notes 7 3/4s, 2021	105,000	107,625

America Movil SAB de CV company guaranty sr. unsec.
unsub. notes 6 1/8s, 2040 (Mexico)	165,000	171,600

America Movil SAB de CV company guaranty unsec.
unsub. notes 2 3/8s, 2016 (Mexico)	200,000	193,990

American Tower Corp. sr. unsec. notes 7s, 2017	440,000	497,553

AT&T, Inc. company guaranty sr. unsec. unsub. notes
5.35s, 2040	111,000	116,029

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	220,000	253,942

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	183,000	209,033

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	715,000	960,032

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	105,000	106,050

Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017	660,000	687,225

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	80,000	81,400

CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016	218,259	248,815

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018	75,000	76,313

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	280,000	263,200

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	315,000	305,550

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012	610,000	635,957

Cequel Communications Holdings I LLC/Cequel Capital Corp.
144A sr. notes 8 5/8s, 2017	575,000	569,250

Cincinnati Bell, Inc. company guaranty sr. unsec. notes
7s, 2015	125,000	123,438

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	295,000	259,600

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Communication services cont.
Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	$720,000	$610,200

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	920,000	1,102,836

Cox Communications, Inc. 144A notes 5 7/8s, 2016	206,000	236,693

Cricket Communications, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2020	315,000	274,050

Cricket Communications, Inc. company guaranty sr. unsec.
unsub. notes 10s, 2015	716,000	710,630

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019	100,000	103,000

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	75,000	78,059

CSC Holdings LLC sr. notes 6 3/4s, 2012	6,000	6,105

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014	45,000	48,544

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)	841,000	1,121,735

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)	165,000	162,525

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)	230,000	216,200

EH Holding Corp. 144A sr. notes 6 1/2s, 2019	255,000	245,438

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021	375,000	360,938

Equinix, Inc. sr. unsec. notes 7s, 2021	165,000	164,175

France Telecom notes 8 1/2s, 2031 (France)	440,000	609,357

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020	425,000	412,250

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017	185,000	179,450

Intelsat Jackson Holding Co. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	275,000	278,603

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 7 1/2s, 2021 (Bermuda)	320,000	297,600

Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) ‡‡	529,843	455,665

Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)	1,280,000	1,110,400

Intelsat Luxembourg SA 144A company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) ‡‡	200,000	172,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s,
2019 (Germany)	150,000	147,000

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	185,000	238,133

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019	45,000	39,769

Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2014	536,000	529,300

Level 3 Financing, Inc. 144A company guaranty sr. unsec.
unsub. notes 9 3/8s, 2019	185,000	172,050

Mediacom LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	155,000	154,225

MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	500,000	487,500

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Communication services cont.
NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	$440,000	$481,800

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	95,000	96,900

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017	260,000	273,000

PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	230,000	240,925

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	115,000	115,000

Qwest Corp. notes 6 3/4s, 2021	825,000	803,394

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	440,000	454,850

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	115,000	110,975

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)	631,000	700,419

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2019	20,000	21,000

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8s, 2016	470,000	492,325

Sprint Capital Corp. company guaranty 6 7/8s, 2028	1,275,000	953,063

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	550,000	511,500

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	145,000	124,700

Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	50,000	56,602

Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	770,000	878,137

Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	200,000	228,744

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039	18,000	24,283

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	480,000	646,558

Verizon New Jersey, Inc. debs. 8s, 2022	160,000	203,413

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	240,000	327,479

Virgin Media Finance PLC company guaranty sr. notes Ser. 1,
9 1/2s, 2016 (United Kingdom)	180,000	194,400

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Netherlands)	355,000	303,081

Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	470,000	399,500

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	85,000	85,638

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	385,000	389,813

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	165,000	159,225

		25,868,188
Consumer cyclicals (2.8%)
Academy Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019	35,000	32,550

Affinion Group Holdings, Inc. company guaranty sr. unsec.
notes 11 5/8s, 2015	240,000	184,800

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	$315,000	$242,550

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	215,000	167,700

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	420,000	380,100

AMC Entertainment, Inc. sr. sub. notes 8s, 2014	115,000	110,975

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	321,000	310,568

American Media, Inc. 144A notes 13 1/2s, 2018	14,107	11,991

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021	250,000	241,875

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016 ‡‡	105,000	103,425

Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	90,000	91,800

Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2015	140,000	94,500

Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	150,000	94,500

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019	95,000	60,325

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014	370,000	296,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018	70,000	61,775

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	240,000	244,800

Building Materials Corp. 144A sr. notes 7s, 2020	95,000	94,763

Building Materials Corp. 144A sr. notes 6 7/8s, 2018	110,000	106,700

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	95,000	90,250

Burlington Coat Factory Warehouse Corp. 144A company
guaranty sr. unsec. notes 10s, 2019	205,000	174,250

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	5,000	2,975

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	1,270,000	1,281,113

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030	205,000	258,802

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	430,000	444,001

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec. notes
9 1/8s, 2018	45,000	46,463

Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	340,000	217,600

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	230,000	181,125

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016	325,000	260,000

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	420,635

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company
guaranty sr. notes 8 1/4s, 2021	375,000	289,688

Cinemark USA, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019	155,000	159,650

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		$55,000	$51,975

CityCenter Holdings LLC/CityCenter Finance Corp. 144A
company guaranty sr. notes 10 3/4s, 2017 ‡‡		374,732	340,069

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021		280,000	207,900

Clear Channel Communications, Inc. company guaranty unsec.
unsub. notes 10 3/4s, 2016		90,000	46,575

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014		125,000	70,625

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		650,000	664,625

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015		195,000	195,975

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019		290,000	244,325

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 7 5/8s, 2016		157,000	168,775

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 5s, 2021		480,000	507,730

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2019		240,000	270,023

DISH DBS Corp. company guaranty 6 5/8s, 2014		10,000	10,113

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		505,000	515,100

DISH DBS Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2021		240,000	229,200

Echostar DBS Corp. sr. notes 6 3/8s, 2011		240,000	240,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018		185,000	205,350

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019 R		375,000	335,625

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		356,000	370,240

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020		355,000	395,825

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015		125,000	131,250

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		485,000	468,469

Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 7/8s, 2021		270,000	268,650

General Motors Financial Co., Inc. 144A sr. notes
6 3/4s, 2018		175,000	171,500

Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		300,000	271,500

Hanesbrands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020		190,000	184,300

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		652,000	737,727

Interactive Data Corp. company guaranty sr. unsec.
notes 10 1/4s, 2018		515,000	553,625

Isle of Capri Casinos, Inc. company guaranty 7s, 2014		305,000	277,169

Isle of Capri Casinos, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		205,000	187,063

Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		720,000	734,400

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	61,557

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041		$75,000	84,292

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018	$90,000	$90,000

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	1,053,000	989,820

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	265,000	267,650

Liberty Interactive, LLC debs. 8 1/4s, 2030	245,000	232,138

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	235,000	237,644

M/I Homes, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018	415,000	373,500

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 5.9s, 2016	255,000	278,543

Mashantucket Western Pequot Tribe 144A bonds Ser. A,
8 1/2s, 2015 (In default) †	255,000	14,663

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	285,000	257,213

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017	130,000	112,775

MGM Resorts International company guaranty sr. notes
9s, 2020	60,000	62,325

MGM Resorts International company guaranty sr. unsec.
notes 6 7/8s, 2016	95,000	80,750

MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015	130,000	110,175

MGM Resorts International sr. notes 10 3/8s, 2014	30,000	32,738

MGM Resorts International sr. notes 6 3/4s, 2012	436,000	427,280

Michaels Stores, Inc. company guaranty 11 3/8s, 2016	180,000	182,250

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019	660,000	531,300

Navistar International Corp. sr. notes 8 1/4s, 2021	375,000	384,375

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019	205,000	178,350

News America Holdings, Inc. company guaranty 7 3/4s, 2024	350,000	434,695

News America Holdings, Inc. debs. 7 3/4s, 2045	510,000	619,901

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018	210,000	214,200

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021	100,000	80,500

Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018	215,000	198,875

Owens Corning company guaranty sr. unsec. notes 9s, 2019	670,000	790,600

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019	145,000	153,700

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 7 3/4s, 2016	405,000	400,950

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	145,000	145,725

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	140,000	143,850

Pinnacle Entertainment, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2017	40,000	40,300

Pinnacle Entertainment, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	400,000	385,000

Ply Gem Industries, Inc. company guaranty sr. notes
8 1/4s, 2018	45,000	36,675

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Pulte Group, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017		$240,000	$230,400

Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032		200,000	160,000

QVC Inc. 144A sr. notes 7 3/8s, 2020		155,000	165,075

Realogy Corp. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2017		380,000	252,700

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		80,000	60,400

Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018		330,000	326,700

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
sr. notes 8 5/8s, 2017		345,000	325,163

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		335,000	273,863

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020		210,000	205,800

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		70,000	65,975

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		331,000	349,205

Sears Holdings Corp. company guaranty 6 5/8s, 2018		200,000	165,000

Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		30,000	28,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming
Finance Corp. 144A notes 8 5/8s, 2016		105,000	105,525

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		390,000	410,061

Time Warner, Inc. company guaranty sr. unsec. notes
3.15s, 2015		485,000	501,640

Time Warner, Inc. debs. 9.15s, 2023		25,000	34,284

Toys R Us — Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016		65,000	62,563

Toys R Us Property Co., LLC company guaranty sr. unsec.
notes 10 3/4s, 2017		555,000	586,913

Travelport LLC company guaranty 11 7/8s, 2016		50,000	19,750

Travelport LLC company guaranty 9 7/8s, 2014		210,000	137,550

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		185,000	108,225

TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	140,000	188,310

TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		$370,000	388,500

Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		367,000	398,195

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		240,000	187,200

Vertis, Inc. company guaranty sr. notes 13 1/2s,
2014 (In default) † ‡‡ F		227,196	7,725

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037		844,000	1,119,228

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040		50,000	57,135

Walt Disney Co. sr. unsec. notes 2 3/4s, 2021		165,000	162,340

Walt Disney Co. sr. unsec. unsub. notes 4 3/8s, 2041		65,000	68,511

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company
guaranty 1st mtge. notes 7 3/4s, 2020	$155,000	$162,750

XM Satellite Radio, Inc. 144A company guaranty sr. unsec.
notes 13s, 2013	455,000	509,600

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018	300,000	303,000

Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015	445,000	427,200

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡	185,000	157,250

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	498,000	507,960

		33,668,157
Consumer staples (1.6%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015	190,000	204,250

AE Escrow Corp. 144A sr. unsec. notes 9 3/4s, 2020	80,000	76,800

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	310,000	410,809

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	40,000	52,432

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	325,000	378,653

Avis Budget Car Rental, LLC company guaranty sr. unsec.
unsub. notes 9 5/8s, 2018	70,000	69,300

Avis Budget Car Rental, LLC company guaranty sr. unsec.
unsub. notes 7 3/4s, 2016	145,000	139,925

Bunge Ltd., Finance Corp. company guaranty sr. unsec.
notes 8 1/2s, 2019	27,000	33,641

Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	253,000	258,626

Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018	175,000	180,250

Central Garden & Pet Co. company
guaranty sr. sub. notes 8 1/4s, 2018	215,000	205,325

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 ‡‡	145,000	128,325

Claire’s Stores, Inc. company guaranty sr. notes 8 7/8s, 2019	205,000	147,600

Claire’s Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015	229,929	177,045

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	350,000	367,500

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	570,000	598,500

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037	290,000	280,575

CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032	440,974	519,666

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	425,000	513,761

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018	295,000	292,788

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2018	65,000	65,813

Dean Foods Co. company guaranty sr. unsec. unsub. notes
7s, 2016	290,000	273,325

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount		Value

Consumer staples cont.
Del Monte Foods Co. 144A company guaranty sr. unsec.
notes 7 5/8s, 2019		$80,000	$67,600

Delhaize Group company guaranty sr. unsec. bond 5 7/8s,
2014 (Belgium)		310,000	338,505

Diageo Investment Corp. company guaranty 8s,
2022 (Canada)		165,000	220,626

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)		390,000	455,552

DineEquity, Inc. company guaranty sr. unsec. notes
9 1/2s, 2018		285,000	282,863

Dole Food Co. sr. notes 13 7/8s, 2014		88,000	100,540

Dole Food Co. 144A sr. notes 8s, 2016		190,000	194,275

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		240,000	240,000

General Mills, Inc. sr. unsec. notes 5.65s, 2019		170,000	201,782

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		492,000	529,025

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014		24,000	24,000

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018		95,000	90,725

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	250,000	328,488

JBS USA LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014		$325,000	347,750

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec.
notes 7 1/4s, 2021		765,000	631,125

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017		27,000	32,038

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		810,000	992,857

Kroger Co. company guaranty 6.4s, 2017		748,000	886,907

Kroger Co. sr. notes 6.15s, 2020		40,000	48,263

Landry’s Restaurants, Inc. company
guaranty sr. notes 11 5/8s, 2015		45,000	45,225

Landry’s Restaurants, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		105,000	105,525

Libbey Glass, Inc. sr. notes 10s, 2015		117,000	122,558

McDonald’s Corp. sr. unsec. bond 6.3s, 2037		302,000	408,829

McDonald’s Corp. sr. unsec. notes 5.7s, 2039		393,000	496,499

Michael Foods, Inc. company guaranty sr. unsec
notes 9 3/4s, 2018		125,000	129,063

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		346,000	460,381

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
company guaranty sr. unsec. notes 9 1/4s, 2015		475,000	471,438

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		315,000	321,300

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015		290,000	264,625

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		545,000	570,888

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		225,000	214,875

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		737,000	582,230

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		80,000	83,400

Roadhouse Financing, Inc. notes 10 3/4s, 2017		170,000	157,675

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Consumer staples cont.
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s, 2017	$130,000	$136,500

Service Corporation International sr. notes 7s, 2019	115,000	116,150

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	645,000	661,125

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014	510,000	578,850

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018	155,000	165,075

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019	168,907	182,842

Stewart Enterprises, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2019	200,000	193,500

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	285,000	329,175

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020	105,000	96,075

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019	180,000	186,750

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016	525,000	552,563

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018	115,000	111,838

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019	155,000	145,700

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	235,000	265,969

		19,544,453
Energy (1.9%)
Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021	185,000	172,513

Alpha Natural Resources, Inc. company guaranty sr. unsec.
notes 6s, 2019	195,000	182,325

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	1,040,000	1,231,589

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	105,000	114,571

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	35,000	39,264

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021	525,000	548,916

Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020	240,000	230,400

Arch Coal, Inc. 144A company guaranty sr. unsec. notes
7s, 2019	250,000	237,500

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	105,000	104,738

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015	120,000	83,550

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 3.2s, 2016 (United Kingdom)	885,000	922,017

Brigham Exploration Co. company guaranty sr. unsec.
notes 6 7/8s, 2019	65,000	63,375

Brigham Exploration Co. company guaranty sr. unsec.
notes 8 3/4s, 2018	205,000	219,350

Carrizo Oil & Gas, Inc. company guaranty sr. unsec
notes 8 5/8s, 2018	385,000	377,300

Chaparral Energy, Inc. company guaranty sr. unsec.
notes 9 7/8s, 2020	200,000	200,000

Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	455,000	441,350

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Energy cont.
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2021	$10,000	$9,125

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	225,000	235,688

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A
company guaranty sr. unsec. notes 5 7/8s, 2021	105,000	99,750

Complete Production Services, Inc. company guaranty 8s, 2016	395,000	395,000

Concho Resources, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2022	275,000	266,750

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	525,000	552,563

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017	310,000	323,950

CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2021	40,000	38,600

Crosstex Energy LP/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018	320,000	328,000

Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	339,000	357,645

Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2021	145,000	139,925

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	580,000	519,100

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 9 1/8s, 2017	145,000	146,450

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021	145,000	123,250

Forbes Energy Services Ltd. 144A company
guaranty sr. unsec. notes 9s, 2019	185,000	171,125

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A
company guaranty sr. notes 7 1/8s, 2018	265,000	268,975

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Russia)	507,000	496,860

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec.
bond 8.146s, 2018 (Russia)	324,000	355,596

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Netherlands)	1,000,000	1,111,650

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019	425,000	410,125

Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	645,000	654,675

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	150,000	141,750

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	75,000	73,875

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec.
notes 6 7/8s, 2021	315,000	286,650

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019	105,000	88,200

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	70,000	86,080

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	230,000	221,375

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	185,000	194,250

Marathon Petroleum Corp. 144A sr. unsec. notes 6 1/2s, 2041	170,000	183,398

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Energy cont.
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	$205,000	$196,288

Milagro Oil & Gas 144A notes 10 1/2s, 2016	275,000	220,000

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	80,000	82,984

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	145,000	146,450

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	115,000	113,706

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014	335,000	336,675

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	510,000	583,281

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	225,000	231,750

Offshore Group Investments, Ltd. 144A company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	60,000	61,800

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s,
2014 (Canada) (In default) †	70,000	44,100

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s,
2014 (Canada) (In default) †	230,000	144,900

Peabody Energy Corp. company guaranty 7 3/8s, 2016	420,000	461,475

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	25,000	26,281

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	1,980,000	1,348,875

Petroleum Development Corp. company guaranty sr. unsec.
notes 12s, 2018	345,000	369,150

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	50,000	51,500

Plains Exploration & Production Co. company guaranty 7s, 2017	595,000	595,000

Quicksilver Resources, Inc. company guaranty 7 1/8s, 2016	40,000	35,200

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	375,000	405,000

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	110,000	117,150

Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	315,000	321,300

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	810,000	749,250

SandRidge Energy, Inc. 144A company guaranty sr. unsec.
notes 7 1/2s, 2021	60,000	55,200

SandRidge Energy, Inc. 144A company guaranty sr. unsec.
unsub. notes 8s, 2018	135,000	126,900

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)	570,000	605,003

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	125,000	124,375

Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	235,000	274,544

Total Capital SA company guaranty sr. unsec.
unsub. notes 3s, 2015 (France)	615,000	650,436

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s,
2019 (Canada)	55,000	54,725

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021	75,000	74,708

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Energy cont.
Weatherford Bermuda company guaranty sr. unsec.
notes 9 7/8s, 2039 (Switzerland)	$230,000	$325,996

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.8s, 2037	110,000	118,861

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.35s, 2017	130,000	146,837

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	95,000	103,469

Whiting Petroleum Corp. company guaranty 7s, 2014	385,000	410,025

Williams Cos., Inc. (The) notes 7 3/4s, 2031	22,000	26,411

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	63,000	74,687

		23,263,430
Financials (3.8%)
Abbey National Treasury Service bank guaranty sr. unsec.
unsub. notes FRN 1.832s, 2014 (United Kingdom)	285,000	271,527

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	205,000	181,938

Aflac, Inc. sr. unsec. notes 6.9s, 2039	450,000	461,856

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	210,000	182,933

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	160,000	158,200

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	140,000	129,587

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	140,000	126,700

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.526s, 2014	177,000	151,955

Ally Financial, Inc. unsec. sub. notes 8s, 2018	155,000	141,050

American Express Co. sr. unsec. notes 8 1/8s, 2019	870,000	1,098,037

American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	270,000	238,275

American International Group, Inc. sr. unsec. Ser. MTN,
5.85s, 2018	901,000	894,880

American International Group, Inc. sr. unsec.
unsub. notes 4 1/4s, 2014	640,000	624,050

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	250,000	225,790

Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)	390,000	398,699

Bank of New York Mellon Corp. (The) sr. unsec. notes
4.3s, 2014	610,000	658,166

Bank of New York Mellon Corp. (The) sr. unsec. notes
2.95s, 2015	30,000	31,160

Bank of New York Mellon Corp. (The) 144A sr. unsec.
notes Ser. MTN, 2 1/2s, 2016	20,000	20,401

BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.819s, 2027	327,000	202,768

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049
(United Kingdom)	230,000	150,938

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s,
2049 (United Kingdom)	575,000	414,000

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	285,000	301,553

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Financials cont.
Bear Stearns Cos., Inc. (The) notes 5.7s, 2014	$135,000	$145,587

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	240,000	282,910

Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.086s, 2012	66,125	65,949

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	390,000	395,696

Capital One Capital III company guaranty 7.686s, 2036	231,000	225,803

Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	235,000	224,425

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	345,000	350,175

CB Richard Ellis Services, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020	85,000	81,600

CB Richard Ellis Services, Inc. company guaranty sr. unsec.
sub. notes 11 5/8s, 2017	280,000	315,700

CIT Group, Inc. 144A bonds 7s, 2017	1,345,000	1,304,650

CIT Group, Inc. 144A bonds 7s, 2016	585,000	567,450

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018	305,000	303,475

Citigroup, Inc. sr. notes 6 1/2s, 2013	895,000	941,805

Citigroup, Inc. sub. notes 5s, 2014	839,000	822,857

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	277,000	267,748

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	545,000	461,018

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018	145,000	150,075

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019	255,000	247,350

Credit Suisse First Boston USA, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2011	764,000	767,661

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, 2017 (United Kingdom)	352,000	276,320

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	820,000	836,889

Deutsche Bank Capital Funding Trust VII 144A jr. unsec.
sub. bonds FRB 5.628s, perpetual maturity	235,000	157,450

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	411,000	441,813

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	180,000	179,550

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017	185,000	208,588

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.35s, 2028	217,000	130,895

GATX Financial Corp. notes 5.8s, 2016	120,000	134,006

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	975,000	939,656

General Electric Capital Corp. sr. unsec. FRN Ser. MTN,
0.478s, 2016	600,000	557,447

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	805,000	918,965

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	990,000	1,087,757

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,073,000	970,141

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	340,000	358,613

HSBC Finance Capital Trust IX FRN 5.911s, 2035	700,000	581,000

HSBC Finance Corp. 144A sr. unsec. sub. notes 6.676s, 2021	1,314,000	1,291,428

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	300,000	294,457

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Financials cont.
HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	$190,000	$175,750

HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	35,000	33,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	585,000	582,806

International Lease Finance Corp. sr. unsec. notes
6 1/4s, 2019	25,000	21,750

JPMorgan Chase & Co. sr. notes 6s, 2018	1,537,000	1,711,652

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	330,000	346,931

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	674,000	672,340

Lehman Brothers E-Capital Trust I FRN zero %,
2065 (In default) †	1,845,000	185

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	335,000	341,700

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	490,000	463,050

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012	625,000	637,287

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	10,000	9,695

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	1,640,000	1,640,589

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	300,000	295,500

MetLife, Inc. sr. unsec. 6 3/4s, 2016	130,000	149,516

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	1,525,000	1,563,139

MPT Operating Partnership LP/MPT Finance Corp. 144A company
guaranty sr. notes 6 7/8s, 2021 R	115,000	109,250

National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)	245,000	251,125

Nationwide Financial Services notes 5 5/8s, 2015	125,000	132,854

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	210,000	228,512

Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	310,000	285,975

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	280,000	267,050

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	520,000	541,490

OneBeacon US Holdings, Inc. company guaranty sr. unsec.
notes 5 7/8s, 2013	71,000	72,770

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037	555,000	550,838

Provident Funding Associates LP/PFG Finance Corp. 144A
sr. notes 10 1/4s, 2017	155,000	151,125

Provident Funding Associates LP/PFG Finance Corp. 144A
sr. notes 10 1/8s, 2019	140,000	121,100

Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	225,000	240,652

Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015	305,000	236,375

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec.
unsub. notes 3.95s, 2015 (United Kingdom)	440,000	413,708

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A
notes 7 3/4s, 2018 (Russia)	110,000	114,675

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Financials cont.
Russian Agricultural Bank OJSC Via RSHB Capital SA 144A
notes 7 1/8s, 2014 (Russia)	$110,000	$112,200

Sabra Health Care LP/Sabra Capital Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2018 R	80,000	74,400

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	129,000	124,277

Simon Property Group LP sr. unsec. notes 6 1/8s, 2018 R	307,000	345,177

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016 R	147,000	160,132

Simon Property Group LP sr. unsec. unsub. notes 4 3/8s, 2021 R	145,000	147,311

SLM Corp. sr. notes Ser. MTN, 8s, 2020	220,000	217,183

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	135,000	140,423

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI,
4 7/8s, 2012	780,000	729,300

State Street Capital Trust IV company guaranty jr. unsec.
sub. bonds FRB 1.347s, 2037	475,000	333,274

USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.161s, 2014	45,000	39,150

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 R	465,000	480,682

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	225,000	234,391

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed
bonds 6.8s, 2025 (Russia)	2,000,000	1,885,000

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	405,000	419,970

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)	500,000	482,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	1,800,000	1,818,000

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	250,000	277,030

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	105,000	118,203

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)	75,000	76,214

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	485,000	504,625

Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, perpetual maturity (Australia)	295,000	287,315

Willis Group North America, Inc. company guaranty 6.2s, 2017	70,000	76,439

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037	312,000	274,560

		46,072,117
Health care (1.0%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	538,000	633,329

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	286,000	366,082

Amgen, Inc. sr. unsec. notes 3.45s, 2020	730,000	752,847

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	422,000	566,244

Aviv Healthcare Properties LP company guaranty sr. unsec.
notes 7 3/4s, 2019	215,000	202,638

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017	150,000	154,500

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017	295,000	280,250

Capsugel FinanceCo SCA 144A company guaranty sr. unsec.
notes 9 7/8s, 2019	250,000	321,621

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount		Value

Health care cont.
CDRT Merger Sub, Inc. 144A company guaranty sr. unsec.
notes 8 1/8s, 2019		$225,000	$208,125

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2015		565,000	555,113

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		490,000	507,619

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	105,000	128,967

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s,
2018 (Luxembourg)		$545,000	479,600

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		70,000	67,200

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018		210,000	201,600

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec.
notes 8 3/4s, 2016 (Ireland)		390,000	403,650

Endo Pharmaceuticals Holdings, Inc. 144A company
guaranty sr. unsec. notes 7s, 2019		155,000	155,581

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)		275,000	275,000

HCA, Inc. sr. notes 6 1/2s, 2020		870,000	846,075

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		250,000	228,750

HCA, Inc. sr. unsec. notes 6 1/4s, 2013		48,000	48,660

Health Management Associates, Inc. sr. notes 6 1/8s, 2016		335,000	329,138

IASIS Healthcare, LLC/IASIS Capital Corp. 144A
sr. notes 8 3/8s, 2019		470,000	380,700

Johnson & Johnson sr. unsec. notes 4.85s, 2041		700,000	827,164

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		210,000	207,900

Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 6.95s, 2037		95,000	119,223

Select Medical Corp. company guaranty 7 5/8s, 2015		86,000	74,498

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		75,000	71,250

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡		82,392	79,096

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		200,000	198,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018		54,000	58,455

Tenet Healthcare Corp. sr. notes 9s, 2015		624,000	658,320

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		155,000	163,913

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC company guaranty sr. unsec.
unsub. notes 3s, 2015 (Netherland Antilles)		295,000	309,058

United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017		125,000	125,000

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021		640,000	706,244

Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020		40,000	35,400

Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018		105,000	95,025

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017		40,000	36,850

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016		10,000	6,500

WellPoint, Inc. notes 7s, 2019		220,000	271,840

			12,137,025

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Miscellaneous (—%)
Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021	$165,000	$160,050

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016	350,000	345,625

		505,675
Technology (0.9%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017	15,000	15,000

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020	315,000	308,700

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	200,000	166,000

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015 ‡‡	140,000	102,550

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015	475,000	346,750

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	145,000	123,250

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015 ‡‡	460,000	370,300

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	165,000	136,125

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	825,000	867,233

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	222,000	239,790

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	470,000	535,247

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)	295,000	266,975

Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2020	80,000	83,200

Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2017	155,000	161,200

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015 ‡‡	1,591,302	1,324,759

First Data Corp. 144A company guaranty notes 8 1/4s, 2021	245,000	193,550

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019	130,000	115,375

First Data Corp. 144A sr. bonds 12 5/8s, 2021	375,000	277,500

Freescale Semiconductor, Inc. company guaranty sr. unsec.
notes 10 3/4s, 2020	158,000	158,000

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	88,000	91,520

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	285,000	292,838

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	235,000	256,907

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	160,000	178,526

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019	105,000	103,950

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	625,000	632,813

Jazz Technologies, Inc. company guaranty sr. unsec.
notes 8s, 2015 F	173,000	170,405

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	85,000	104,469

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	555,000	614,672

NXP BV/NXP Funding, LLC company guaranty Ser. EXCH, 9 1/2s,
2015 (Netherlands)	150,000	155,063

NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)	360,000	376,200

NXP BV/NXP Funding, LLC 144A sr. sec. notes 10s, 2013
(Netherlands)	15,000	16,088

Oracle Corp. 144A notes 3 7/8s, 2020	360,000	384,733

Oracle Corp. 144A sr. notes 5 3/8s, 2040	215,000	248,973

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Technology cont.
Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN,
5 1/4s, 2037	$340,000	$345,066

Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)	195,000	191,100

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015	10,000	10,100

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020	210,000	195,300

Syniverse Holdings, Inc. company guaranty sr. unsec.
notes 9 1/8s, 2019	275,000	269,500

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	336,000	398,512

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	130,000	140,576

		10,968,815
Transportation (0.3%)
AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	290,000	291,450

Burlington Northern Santa Fe Corp. sr. unsec.
unsub. notes 5 3/4s, 2040	155,000	180,955

Burlington Northern Santa Fe, LLC sr. unsec. notes
5.4s, 2041	495,000	554,290

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	439,369	461,338

Kansas City Southern de Mexico SA de CV sr. unsec.
unsub. notes 8s, 2018 (Mexico)	130,000	141,213

Kansas City Southern de Mexico SA de CV sr. unsec.
unsub. notes 6 1/8s, 2021 (Mexico)	55,000	54,450

Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	462,321	462,321

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017	322,000	348,565

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	315,000	280,350

Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	115,000	126,845

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	132,120	127,496

Western Express, Inc. 144A sr. notes 12 1/2s, 2015	305,000	204,350

		3,233,623
Utilities and power (1.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	412,000	434,214

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	520,000	522,600

AES Corp. (The) 144A sr. notes 7 3/8s, 2021	165,000	155,925

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s,
2018 (Luxembourg)	340,000	309,400

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	145,000	164,404

Arizona Public Services Co. sr. unsec. notes 5.05s, 2041	210,000	228,872

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	45,000	60,760

Beaver Valley Funding Corp. sr. bonds 9s, 2017	137,000	147,030

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	404,000	452,459

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	277,334	296,747

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020	230,000	225,400

Calpine Corp. 144A sr. notes 7 1/4s, 2017	595,000	574,175

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)	50,000	58,077

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	130,000	151,954

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Utilities and power cont.
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	$593,000	$710,345

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
2.669s, 2066	823,000	732,470

Dominion Resources, Inc. unsub. notes 5.7s, 2012	535,000	558,430

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019	760,000	459,800

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	80,000	53,600

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	35,000	32,550

Edison Mission Energy sr. unsec. notes 7.2s, 2019	400,000	228,000

Edison Mission Energy sr. unsec. notes 7s, 2017	5,000	2,975

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	215,000	249,026

El Paso Corp. sr. unsec. notes 7s, 2017	700,000	784,117

Electricite de France 144A notes 6 1/2s, 2019 (France)	375,000	438,327

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020	100,000	97,000

Energy Future Intermediate Holding Co., LLC
sr. notes 9 3/4s, 2019	265,000	254,400

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020	159,000	155,025

Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020	305,000	313,388

Energy Transfer Partners LP sr. unsec. unsub. notes
5.65s, 2012	350,000	360,752

Energy Transfer Partners LP sr. unsec. unsub. notes
4.65s, 2021	245,000	232,567

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 5.95s, 2041	290,000	311,037

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016	205,000	209,620

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	11,000	11,060

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	425,000	397,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	65,000	61,100

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	230,000	236,325

ITC Holdings Corp. 144A notes 5 7/8s, 2016	458,000	518,603

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	305,000	348,214

Kansas Gas & Electric Co. bonds 5.647s, 2021	65,958	68,655

Kinder Morgan Energy Partners LP sr. unsec. notes
6.85s, 2020	410,000	484,075

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	152,000	182,062

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	850,000	1,075,632

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	265,000	331,827

NRG Energy, Inc. company guaranty 7 3/8s, 2017	110,000	113,300

NRG Energy, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2021	735,000	672,525

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	155,000	161,799

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	235,000	237,519

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	650,000	775,794

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	456,000	522,086

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	24,452	24,476

CORPORATE BONDS AND NOTES (18.1%)* cont.	Principal amount	Value

Utilities and power cont.
PSEG Power, LLC company guaranty sr. unsec. notes
5.32s, 2016	$185,000	$204,601

Public Service Electric & Gas Co. sr. notes Ser. MTN,
5 1/2s, 2040	160,000	194,280

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	629,000	625,855

Spectra Energy Capital, LLC sr. notes 8s, 2019	250,000	313,344

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	10,000	11,298

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty sr. unsec.
notes 10 1/2s, 2016 ‡‡	453,691	190,550

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company guaranty sr. notes
15s, 2021	185,000	112,850

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company guaranty sr. notes
11 1/2s, 2020	200,000	160,000

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN
6.35s, 2067 (Canada)	180,000	179,227

Union Electric Co. sr. sec. notes 6.4s, 2017	320,000	380,269

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	75,000	89,077

		18,649,224

Total corporate bonds and notes (cost $219,883,973)		$221,687,563

U.S. GOVERNMENT AND AGENCY

MORTGAGE OBLIGATIONS (14.6%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.0%)
Government National Mortgage Association Pass-Through
Certificates 4 1/2s, TBA, October 1, 2041	$45,000,000	$48,895,313

		48,895,313
U.S. Government Agency Mortgage Obligations (10.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 3 1/2s, January 1, 2041	901,195	926,259

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, October 1, 2041	50,000,000	54,269,530
4 1/2s, TBA, October 1, 2041	12,000,000	12,731,250
4s, TBA, October 1, 2041	9,000,000	9,433,125
4s, TBA, October 1, 2026	33,000,000	34,794,375
3 1/2s, March 1, 2041	941,766	968,547
3 1/2s, TBA, October 1, 2041	16,000,000	16,432,499

		129,555,585

Total U.S. government and agency mortgage obligations (cost $177,975,621)		$178,450,898

MORTGAGE-BACKED SECURITIES (4.4%)*	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class 5A1,
3.364s, 2036	$791,388	$348,211

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.801s, 2049	787,000	823,253
Ser. 07-2, Class A2, 5.634s, 2049	790,717	798,040
Ser. 07-1, Class XW, IO, 0.463s, 2049	9,694,487	112,330

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.876s, 2035	$2,477,529	$6,181
Ser. 07-5, Class XW, IO, 0.587s, 2051	20,082,979	329,040
Ser. 04-5, Class XC, IO, 0.473s, 2041	6,585,106	118,163
Ser. 04-4, Class XC, IO, 0.458s, 2042	5,938,515	123,889

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.935s, 2036	540,477	329,691
FRB Ser. 06-3, Class 35A1, 5.623s, 2036	704,380	433,194
FRB Ser. 06-3, Class 33A1, 5.547s, 2036	1,317,502	579,701

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.588s, 2032	189,000	197,226
FRB Ser. 07-PW16, Class A2, 5.853s, 2040	156,027	161,375
Ser. 04-PR3I, Class X1, IO, 0.314s, 2041	2,205,148	38,971

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.255s, 2038	8,575,824	131,639

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.21s, 2049	73,996,872	916,081

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.552s, 2049	9,689,294	139,526
Ser. 07-CD4, Class XC, IO, 0.17s, 2049	52,820,008	464,816
Ser. 07-CD5, Class XS, IO, 0.072s, 2044	2,939,916	12,592

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	122,884	126,642
Ser. 98-C2, Class F, 5.44s, 2030	1,651,710	1,702,565

Commercial Mortgage Pass-Through Certificates FRB
Ser. 07-C9, Class A2, 5.811s, 2049	357,328	358,232

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-C8, Class XS, IO, 0.237s, 2046	40,100,199	486,440
Ser. 05-LP5, Class XC, IO, 0.23s, 2043	38,723,132	372,168
Ser. 05-C6, Class XC, IO, 0.103s, 2044	25,427,364	147,243

Countrywide Alternative Loan Trust FRB Ser. 05-84,
Class 4A1, 5.736s, 2036	2,106,982	1,243,119

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.991s, 2039	733,580	737,609
Ser. 07-C2, Class A2, 5.448s, 2049	159,351	159,889
Ser. 07-C1, Class AAB, 5.336s, 2040	650,000	678,405
Ser. 06-C5, Class AX, IO, 0.211s, 2039	16,790,107	248,091

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.272s, 2049	46,747,337	301,754

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038	483,000	437,338
Ser. 05-C5, Class AM, 5.1s, 2038	327,000	336,095

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	410,000	427,636
FRB Ser. 03-CK2, Class G, 5.744s, 2036	495,000	479,996
Ser. 03-C3, Class AX, IO, 1.913s, 2038	9,053,349	185,874
Ser. 02-CP3, Class AX, IO, 1.617s, 2035	11,307,156	73,711
Ser. 04-C4, Class AX, IO, 0.413s, 2039	3,142,629	71,077

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB
Ser. 06-AR3, Class A5, 0.405s, 2036	656,142	401,067

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value

DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	$9,146	$9,143
Ser. 99-CG2, Class B4, 6.1s, 2032	571,000	559,646

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.872s, 2037	443,078	657,017
IFB Ser. 2979, Class AS, 23.434s, 2034	70,049	96,929
IFB Ser. 3072, Class SM, 22.957s, 2035	204,878	323,595
IFB Ser. 3072, Class SB, 22.81s, 2035	209,949	330,150
IFB Ser. 3249, Class PS, 21.519s, 2036	303,050	438,746
IFB Ser. 2990, Class LB, 16.36s, 2034	413,224	557,948
IFB Ser. 3287, Class SE, IO, 6.471s, 2037	2,398,024	334,237
IFB Ser. 3835, Class SC, IO, 6.421s, 2038	2,229,466	376,936
IFB Ser. 3861, Class PS, IO, 6.371s, 2037	6,773,561	1,052,019
IFB Ser. 3708, Class SQ, IO, 6.321s, 2040	1,998,619	275,570
Ser. 3934, Class SA, IO, 4 1/2s, 2041	4,047,000	654,481
Ser. 3747, Class HI, IO, 4 1/2s, 2037	116,084	14,285
Ser. 3751, Class MI, IO, 4s, 2034	3,465,025	333,994
Ser. 3707, Class HI, IO, 4s, 2023	226,101	15,065
Ser. 3327, Class IF, IO, zero %, 2037	21,668	7
Ser. 3391, PO, zero %, 2037	44,969	39,188
Ser. 3206, Class EO, PO, zero %, 2036	29,180	26,309
FRB Ser. 3326, Class YF, zero %, 2037	25,570	24,353
FRB Ser. 3117, Class AF, zero %, 2036	27,531	25,604
FRB Ser. 3326, Class WF, zero %, 2035	45,666	42,926
FRB Ser. 3036, Class AS, zero %, 2035	36,361	28,111
FRB Ser. 3003, Class XF, zero %, 2035	19,469	19,445

Federal National Mortgage Association
IFB Ser. 11-101, Class SC, IO, 6.3s, 2040	797,000	151,932
IFB Ser. 404, Class S13, IO, 6.165s, 2040	2,709,969	369,438
IFB Ser. 11-101, Class BS, IO, 5.85s, 2039	3,180,000	492,964
IFB Ser. 11-101, Class SA, IO, 5.7s, 2041	422,000	75,698
Ser. 11-111, Class DS, IO, 4 1/2s, 2041	2,553,000	447,484
Ser. 11-111, Class SD, IO, 4 1/2s, 2041	2,764,000	543,731

Federal National Mortgage Association Grantor Trust
IFB Ser. 06-62, Class PS, 38.493s, 2036	207,521	383,215
IFB Ser. 05-45, Class DA, 23.56s, 2035	799,328	1,269,581
IFB Ser. 07-53, Class SP, 23.34s, 2037	310,388	448,261
IFB Ser. 05-75, Class GS, 19.546s, 2035	227,614	326,685
IFB Ser. 05-106, Class JC, 19.397s, 2035	118,226	182,962
IFB Ser. 05-83, Class QP, 16.784s, 2034	76,249	104,305
Ser. 07-14, Class KO, PO, zero %, 2037	109,676	97,585
Ser. 06-125, Class OX, PO, zero %, 2037	23,987	22,262
Ser. 06-84, Class OT, PO, zero %, 2036	24,482	22,552
Ser. 06-46, Class OC, PO, zero %, 2036	45,014	40,486
FRB Ser. 06-104, Class EK, zero %, 2036	6,709	6,505
FRB Ser. 06-1, Class HF, zero %, 2032	1,396	1,391

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO,
1.098s, 2020	892,103	23,195

First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.538s, 2033	655,821	7

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	$580,000	$609,537
Ser. 97-C2, Class G, 7 1/2s, 2029	185,000	196,909

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.168s, 2043	14,591,493	103,804
Ser. 05-C3, Class XC, IO, 0.122s, 2045	185,143,247	910,194
Ser. 07-C1, Class XC, IO, 0.102s, 2049	64,497,274	327,904

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041	440,000	405,443
Ser. 05-C1, Class X1, IO, 0.308s, 2043	10,791,265	147,419

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3,
Class G, 6.974s, 2036	44,452	38,673

Government National Mortgage Association
Ser. 11-140, Class CI, 6s, 2040 Δ	6,179,000	803,270
IFB Ser. 11-35, Class AS, IO, 5.87s, 2037	2,907,738	374,030
Ser. 10-150, Class WI, IO, 5s, 2038	2,788,891	354,524
Ser. 10-107, Class NI, IO, 4 1/2s, 2039	3,228,449	546,092
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	2,349,100	315,705
Ser. 10-85, Class MI, IO, 4 1/2s, 2036	5,207,311	592,280
Ser. 06-36, Class OD, PO, zero %, 2036	20,678	19,688
Ser. 99-31, Class MP, PO, zero %, 2029	27,836	24,496
FRB Ser. 07-35, Class UF, zero %, 2037	10,834	10,580

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class AJ, 4.859s, 2042	361,000	332,716

Greenwich Capital Commercial Funding Corp. 144A
Ser. 05-GG3, Class XC, IO, 0.566s, 2042	25,625,231	403,367

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	351,598	356,542

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	201,594	202,098
Ser. 04-C1, Class X1, IO, 1.163s, 2028	119,378	1
Ser. 03-C1, Class X1, IO, 0.999s, 2040	4,030,001	27,589
Ser. 06-GG6, Class XC, IO, 0.143s, 2038	28,715,877	50,253

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR39,
Class A1, 0.415s, 2037	718,381	330,455

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1,
0.435s, 2037	2,597,002	1,157,154

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	87,774	88,667
FRB Ser. 07-LD11, Class A2, 5.99s, 2049	36,986	37,634
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,076,000	1,079,260
Ser. 06-LDP8, Class X, IO, 0.744s, 2045	14,609,543	305,135
Ser. 07-LDPX, Class X, IO, 0.516s, 2049	19,969,277	226,991

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	67,499	67,379
Ser. 05-LDP2, Class X1, IO, 0.366s, 2042	40,539,620	584,419
Ser. 05-CB12, Class X1, IO, 0.138s, 2037	9,160,225	73,511
Ser. 06-LDP6, Class X1, IO, 0.082s, 2043	23,278,125	82,684

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	$149,428	$141,957
Ser. 99-C1, Class G, 6.41s, 2031	159,961	140,766
Ser. 98-C4, Class G, 5.6s, 2035	132,000	137,333
Ser. 98-C4, Class H, 5.6s, 2035	223,000	238,998

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class AM, 5.413s, 2039	733,000	698,566
Ser. 07-C2, Class XW, IO, 0.738s, 2040	4,323,667	88,959

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.886s, 2038	8,923,545	209,801
Ser. 05-C3, Class XCL, IO, 0.386s, 2040	21,212,804	388,088
Ser. 06-C7, Class XCL, IO, 0.382s, 2038	15,420,709	216,939
Ser. 05-C2, Class XCL, IO, 0.338s, 2040	20,250,223	145,741
Ser. 07-C2, Class XCL, IO, 0.257s, 2040	37,154,779	443,740
Ser. 05-C5, Class XCL, IO, 0.254s, 2040	26,953,644	398,213
Ser. 06-C6, Class XCL, IO, 0.241s, 2039	51,865,930	921,709
Ser. 05-C7, Class XCL, IO, 0.157s, 2040	27,262,684	151,744

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.857s, 2027	537,471	434,003

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.424s, 2028	74,916	2,154

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	254,000	267,354
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043	11,789,277	126,747

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC,
IO, 0.436s, 2039	5,819,917	141,744

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.119s, 2044	552,541	33,152
Ser. 07-C5, Class X, IO, 5.082s, 2049	570,608	41,369
Ser. 06-C4, Class X, IO, 3.604s, 2045	2,129,583	106,479

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.922s, 2041	716,668	720,251
FRB Ser. 07-HQ12, Class A2, 5.774s, 2049	1,265,638	1,288,141
Ser. 07-IQ14, Class A2, 5.61s, 2049	499,076	507,130
FRB Ser. 07-HQ12, Class A2FL, 0.479s, 2049	582,049	509,234

Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1, IO,
0.171s, 2042	6,511,870	34,057

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	384,000	364,362

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	561,714	573,549

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
1.987s, 2012	90	—

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	127,000	129,271

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J,
6 5/8s, 2033	118,000	4,720

Salomon Brothers Mortgage Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 2.035s, 2036	7,646,097	62,698

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.947s, 2039	1,070,000	965,579

MORTGAGE-BACKED SECURITIES (4.4%)* cont.	Principal amount	Value

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	$1,127,670	$1,122,031

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.926s, 2049	188,557	190,354
Ser. 07-C30, Class APB, 5.294s, 2043	752,000	789,731
Ser. 07-C30, Class A3, 5.246s, 2043	528,000	535,251
Ser. 07-C34, IO, 0.544s, 2046	10,508,351	169,605
Ser. 06-C29, IO, 0.53s, 2048	71,762,136	1,137,430

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.254s, 2035	2,898,703	30,089
Ser. 05-C18, Class XC, IO, 0.142s, 2042	18,033,786	143,008
Ser. 06-C26, Class XC, IO, 0.09s, 2045	12,052,226	35,795
Ser. 06-C23, Class XC, IO, 0.07s, 2045	28,057,267	125,977

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1,
Class A2, 0.385s, 2036	992,993	407,127

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	46,000	22,080
Ser. 05-C1A, Class C, 4.9s, 2036	75,000	75,594

Washington Mutual Mortgage Pass-Through Certificates FRB
Ser. 07-HY1, Class A3A, 0.465s, 2037	2,358,162	1,335,342

Total mortgage-backed securities (cost $50,184,588)		$54,225,178

INVESTMENT COMPANIES (3.9%)*	Shares	Value

Financial Select Sector SPDR Fund S	179,500	$2,123,485

Gladstone Investment Corp.	14,490	98,532

iShares Russell 2000 Growth Index Fund	4,202	308,721

Market Vectors Gold Miners ETF (Exchange-traded fund)	2,447	135,050

SPDR S&P 500 ETF Trust S	397,746	45,012,915

Total investment companies (cost $52,037,432)		$47,678,703

ASSET-BACKED SECURITIES (1.9%)*	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.385s, 2036	$549,000	$208,282

Ace Securities Corp. 144A Ser. 03-MH1, Class M2, 6 1/2s, 2030	160,244	159,843

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A5, 8.32s, 2030	854,969	587,791
Ser. 00-A, Class A4, 8.29s, 2030	2,329,072	1,594,716
Ser. 00-A, Class A2, 7.575s, 2030	917,788	580,501

Conseco Finance Securitizations Corp. FRB Ser. 02-1,
Class M1A, 2.272s, 2033	1,996,000	1,735,293

First Franklin Mortgage Loan Asset Backed Certificates FRB
Ser. 06-FF9, Class 2A3, 0.395s, 2036	4,450,000	2,225,000

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.979s, 2032	81,360	32,544

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	499,188	248,874
Ser. 96-6, Class M1, 7.95s, 2027	1,222,000	1,270,880
Ser. 97-6, Class M1, 7.21s, 2029	688,000	596,608
Ser. 99-3, Class A8, 7.06s, 2031	532,000	501,410
Ser. 93-3, Class B, 6.85s, 2018	33,036	30,037
Ser. 99-2, Class A7, 6.44s, 2030	677,404	719,969
Ser. 99-1, Class A6, 6.37s, 2025	159,142	163,120

ASSET-BACKED SECURITIES (1.9%)* cont.	Principal amount		Value

Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		$3,137,283	$3,133,362

GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.485s, 2035		398,996	309,222
FRB Ser. 06-16, Class A3A, 0.475s, 2036		2,167,840	1,006,691
FRB Ser. 06-3, Class A2, 0.425s, 2036		1,223,349	532,157
FRB Ser. 06-16, Class A2, 0.405s, 2036		243,899	100,303
FRB Ser. 06-16, Class A1, 0.295s, 2036		228,202	91,281
FRB Ser. 07-3, Class 2A1A, 0.207s, 2047		2,513,662	1,080,875

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		156,175	156,074

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.395s, 2036		452,252	187,583
FRB Ser. 06-2, Class A2C, 0.385s, 2036		626,000	323,510

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		647,931	507,244
Ser. 95-B, Class B1, 7.55s, 2021		88,797	66,714
Ser. 01-C, Class A4, 7.405s, 2030		736,110	457,308
Ser. 98-A, Class M, 6.825s, 2028		219,000	213,075
Ser. 01-E, Class A4, 6.81s, 2031		868,760	757,450
Ser. 01-C, Class A3, 6.61s, 2021		600,475	331,762
Ser. 99-B, Class A3, 6.45s, 2017		186,279	177,023
Ser. 02-C, Class A1, 5.41s, 2032		1,021,706	983,392
Ser. 01-D, Class A2, 5.26s, 2019		766,171	475,026

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4,
7.21s, 2030		345,247	331,437

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1,
Class A2, 0.395s, 2037		807,809	460,233

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D,
0.445s, 2036		1,061,000	307,393

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		371,052	44,526

Total asset-backed securities (cost $25,116,344)			$22,688,509

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)*	strike price	amount	Value

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 0.5175% versus the three
month USD-LIBOR-BBA maturing
November 3, 2013.	Nov-11/0.5175	$11,757,716	$24,691

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 0.5175% versus the
three month USD-LIBOR-BBA
maturing November 3, 2013.	Nov-11/0.5175	11,757,716	6,584

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 0.5325% versus the three
month USD-LIBOR-BBA maturing
December 5, 2013.	Dec-11/0.5325	11,757,716	27,160

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 0.5325% versus the
three month USD-LIBOR-BBA
maturing December 5, 2013.	Dec-11/0.5325	$11,757,716	$8,348

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 1.81% versus the three
month USD-LIBOR-BBA maturing
February 7, 2017.	Feb-12/1.81	2,538,083	57,462

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 1.81% versus the three
month USD-LIBOR-BBA maturing
February 7, 2017.	Feb-12/1.81	2,538,083	8,472

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 2.355% versus the
three month USD-LIBOR-BBA
maturing December 19, 2021.	Dec-11/2.355	2,980,000	85,526

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 2.355% versus the three
month USD-LIBOR-BBA maturing
December 19, 2021.	Dec-11/2.355	2,980,000	36,028

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 0.6075% versus the
three month USD-LIBOR-BBA
maturing January 3, 2014.	Dec-11/0.6075	5,890,000	11,898

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 0.6075%
versus the three month USD-LIBOR-BBA
maturing January 3, 2014.	Dec-11/0.6075	5,890,000	9,071

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 0.52% versus the
three month USD-LIBOR-BBA
maturing March 23, 2014.	Mar-12/0.52	14,472,000	59,190

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA
maturing March 23, 2014.	Mar-12/0.52	14,472,000	14,472

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 1.97% versus
the three month USD-LIBOR-BBA
maturing October 11, 2016.	Oct-11/1.97	15,649,081	533,491

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 2.47% versus the
three month USD-LIBOR-BBA
maturing October 11, 2016.	Oct-11/2.47	$15,649,081	$—

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 1.3525% versus the
three month USD-LIBOR-BBA
maturing December 19, 2016.	Dec-11/1.3525	2,980,000	20,830

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 1.3525%
versus the three month USD-LIBOR-BBA
maturing December 19, 2016.	Dec-11/1.3525	2,980,000	20,115

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.17% versus
the three month USD-LIBOR-BBA
maturing October 21, 2021.	Oct-11/3.17	3,476,158	333,920

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.17% versus the
three month USD-LIBOR-BBA
maturing October 21, 2021.	Oct-11/3.17	3,476,158	10

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.21% versus
the three month USD-LIBOR-BBA
maturing November 23, 2021.	Nov-11/3.21	3,989,416	388,489

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.21% versus the
three month USD-LIBOR-BBA
maturing November 23, 2021.	Nov-11/3.21	3,989,416	1,197

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.5375%
versus the three month USD-LIBOR-BBA
maturing July 27, 2022.	Jul-12/3.5375	6,404,828	737,644

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.5375% versus the
three month USD-LIBOR-BBA
maturing July 27, 2022.	Jul-12/3.5375	6,404,828	46,499

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA
maturing July 30, 2022.	Jul-12/3.51	2,561,931	288,960

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.51% versus the
three month USD-LIBOR-BBA
maturing July 30, 2022.	Jul-12/3.51	$2,561,931	$19,471

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.52	6,404,828	727,332

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.36	6,404,828	646,695

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.36% versus the
three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.36	6,404,828	60,718

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.52% versus the
three month USD-LIBOR-BBA
maturing August 1, 2022.	Jul-12/3.52	6,404,828	48,805

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to receive a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA
maturing August 3, 2022.	Aug-12/3.37	7,685,794	781,492

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.37% versus the
three month USD-LIBOR-BBA
maturing August 3, 2022.	Aug-12/3.37	7,685,794	72,554

Option on an interest rate swap with Credit
Suisse International for the right
to receive a fixed rate of 4.11% versus
the three month USD-LIBOR-BBA
maturing December 8, 2041.	Dec-11/4.11	5,860,117	1,711,564

Option on an interest rate swap with Credit
Suisse International for the right to pay
a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
December 8, 2041.	Dec-11/4.11	5,860,117	3,809

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 4.045% versus
the three month USD-LIBOR-BBA
maturing December 13, 2041.	Dec-11/4.045	1,403,514	390,640

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Citibank, N.A. for the right to pay
a fixed rate of 4.045% versus the
three month USD-LIBOR-BBA
maturing December 13, 2041.	Dec-11/4.045	$1,403,514	$1,333

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 1.30% versus the three
month USD-LIBOR-BBA maturing
November 17, 2016.	Nov-11/1.30	2,980,000	16,628

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 1.30% versus
the three month USD-LIBOR-BBA
maturing November 17, 2016.	Nov-11/1.30	2,980,000	14,155

Option on an interest rate swap with Credit
Suisse International for the right
to receive a fixed rate of 2.855% versus
the three month USD-LIBOR-BBA
maturing August 15, 2022.	Aug-12/2.855	12,711,100	816,561

Option on an interest rate swap with Credit
Suisse International for the right to pay
a fixed rate of 2.855% versus the
three month USD-LIBOR-BBA
maturing August 15, 2022.	Aug-12/2.855	12,711,100	242,604

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 0.545% versus the
three month USD-LIBOR-BBA
maturing January 5, 2014.	Jan-12/0.545	11,757,716	32,216

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 0.545% versus
the three month USD-LIBOR-BBA
maturing January 5, 2014.	Jan-12/0.545	11,757,716	11,523

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 0.555% versus the
three month USD-LIBOR-BBA
maturing February 3, 2014.	Feb-12/0.555	11,757,716	35,861

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 0.555% versus
the three month USD-LIBOR-BBA
maturing February 3, 2014.	Feb-12/0.555	11,757,716	13,639

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 3.855% versus
the three month USD-LIBOR-BBA
maturing December 6, 2041.	Dec-11/3.855	4,941,136	1,184,539

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 4.355% versus the
three month USD-LIBOR-BBA
maturing December 6, 2041.	Dec-11/4.355	$4,941,136	$939

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.53% versus
the three month USD-LIBOR-BBA
maturing December 21, 2013.	Dec-11/0.53	14,472,000	38,640

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.53%
versus the three month USD-LIBOR-BBA
maturing December 21, 2013.	Dec-11/0.53	14,472,000	11,433

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.476% versus
the three month USD-LIBOR-BBA
maturing December 23, 2013.	Dec-11/0.476	14,472,000	49,350

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.476%
versus the three month USD-LIBOR-BBA
maturing December 23, 2013.	Dec-11/0.476	14,472,000	6,657

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.61% versus
the three month USD-LIBOR-BBA
maturing January 4, 2014.	Dec-11/0.61	7,236,000	13,633

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.61%
versus the three month USD-LIBOR-BBA
maturing January 4, 2014.	Dec-11/0.61	7,236,000	11,508

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.715% versus
the three month USD-LIBOR-BBA
maturing November 17, 2014.	Nov-11/0.715	8,834,000	29,302

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.715%
versus the three month USD-LIBOR-BBA
maturing November 17, 2014	Nov-11/0.715	8,834,000	11,661

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.745% versus
the three month USD-LIBOR-BBA
maturing December 19, 2014.	Dec-11/0.745	8,834,000	35,336

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.745%
versus the three month USD-LIBOR-BBA
maturing December 19, 2014.	Dec-11/0.745	$8,834,000	$17,050

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 1.86%
versus the three month USD-LIBOR-BBA
maturing March 7, 2017.	Mar-12/1.86	3,940,708	95,720

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 1.86% versus
the three month USD-LIBOR-BBA
maturing March 7, 2017.	Mar-12/1.86	3,940,708	16,665

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.01% versus
the three month USD-LIBOR-BBA
maturing December 28, 2021.	Dec-11/2.01	3,256,000	90,647

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.01%
versus the three month USD-LIBOR-BBA
maturing December 28, 2021.	Dec-11/2.01	3,256,000	39,626

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.03% versus
the three month USD-LIBOR-BBA
maturing January 25, 2022.	Jan-12/2.03	3,256,000	100,220

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.03%
versus the three month USD-LIBOR-BBA
maturing January 25, 2022.	Jan-12/2.03	3,256,000	48,775

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 24, 2022.	Feb-12/2.0525	3,256,000	107,741

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 24, 2022.	Feb-12/2.0525	3,256,000	56,231

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.075% versus
the three month USD-LIBOR-BBA
maturing March 26, 2022.	Mar-12/2.075	3,256,000	114,188

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.075%
versus the three month USD-LIBOR-BBA
maturing March 26, 2022.	Mar-12/2.075	$3,256,000	$62,483

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA
maturing September 14, 2026.	Sep-16/3.49	2,031,769	177,008

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 3.49% versus
the three month USD-LIBOR-BBA
maturing September 14, 2026.	Sep-16/3.49	2,031,769	130,417

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 4, 2041.	Nov-11/4.0325	4,315,614	1,200,820

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 4, 2041.	Nov-11/4.0325	4,315,614	259

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.99%
versus the three month USD-LIBOR-BBA
maturing December 14, 2041.	Dec-11/2.99	8,990,542	758,622

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.99% versus
the three month USD-LIBOR-BBA
maturing December 14, 2041.	Dec-11/2.99	8,990,542	247,959

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 3.60%
versus the three month USD-LIBOR-BBA
maturing January 5, 2042.	Jan-12/3.60	6,534,340	1,242,505

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing January 5, 2042.	Jan-12/4.60	6,534,340	2,156

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 17, 2021.	Nov-11/2.3175	2,980,000	72,295

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 17, 2021.	Nov-11/2.3175	$2,980,000	$25,747

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA
maturing July 24, 2022.	Jul-12/3.49	6,403,144	713,566

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.49% versus
the three month USD-LIBOR-BBA
maturing July 24, 2022.	Jul-12/3.49	6,403,144	48,600

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA
maturing July 25, 2022.	Jul-12/3.54	6,013,837	694,297

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.54% versus
the three month USD-LIBOR-BBA
maturing July 25, 2022.	Jul-12/3.54	6,013,837	43,059

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA
maturing September 11, 2025.	Sep-15/4.04	21,562,300	2,555,779

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 4.04% versus
the three month USD-LIBOR-BBA
maturing September 11, 2025.	Sep-15/4.04	21,562,300	883,407

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	Aug-15/4.46	2,918,500	941,683

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 4.46% versus
the three month USD-LIBOR-BBA
maturing August 7, 2045.	Aug-15/4.46	2,918,500	174,439

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	Aug-15/4.375	2,918,500	904,560

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 4.375% versus
the three month USD-LIBOR-BBA
maturing August 10, 2045.	Aug-15/4.375	$2,918,500	$184,362

Option on an interest rate swap with UBS AG
for the right to pay a fixed rate
of 1.722% versus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.722	CHF 14,050,000	7,759

Total purchased options outstanding (cost $13,078,026)			$21,519,300

COMMODITY LINKED NOTES (1.3%)*		Principal amount	Value

Citigroup Funding, Inc. 144A notes zero %, 2011 (Indexed
to the 1 Yr Dow Jones-UBS Ex-Energy 3-Month Forward Total
Return Index)		$12,700,000	$13,168,033

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS
Bloomberg CMCI Composite Index) (Jersey)		4,332,000	3,180,101

Total commodity linked notes (cost $17,032,000)			$16,348,134

FOREIGN GOVERNMENT BONDS AND NOTES (1.1%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$115,000	$92,000

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013		880,000	839,106

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		5,110,000	4,331,287

Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.439s, 2012		8,525,000	991,884

Brazil (Federal Republic of) notes 10s, 2012	BRL	5,525	2,995,484

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021		$860,000	868,600

Ukraine (Government of ) Financing of Infrastructural
Projects State Enterprise 144A govt.
guaranty notes 8 3/8s, 2017		175,000	161,000

Ukraine (Government of) 144A bonds 7 3/4s, 2020		525,000	472,500

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		2,200,000	2,117,500

Total foreign government bonds and notes (cost $14,100,979)			$12,869,361

SENIOR LOANS (0.6%)* [c]		Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		$215,000	$187,588

American Rock Salt Co., LLC/American Rock Capital Corp.
bank term loan FRN 5 1/2s, 2017		9,813	9,297

Ardent Health Services bank term loan FRN 6 1/2s, 2015		5,000	4,863

Ardent Health Services bank term loan FRN Ser. B,
6 1/2s, 2015		300,425	292,163

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017		74,063	71,047

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B2, 3.218s, 2015		229,243	191,513

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		370,555	357,122

Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2 1/2s, 2014		78,168	61,585

SENIOR LOANS (0.6%)* [c] cont.	Principal amount	Value

Claire’s Stores, Inc. bank term loan FRN 2.996s, 2014	$216,367	$182,560

Clear Channel Communications, Inc. bank term loan FRN
Ser. A, 3.621s, 2014	120,000	99,975

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	82,593	81,698

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	169,575	156,603

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018	229,425	217,715

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017	109,725	102,044

First Data Corp. bank term loan FRN 4.217s, 2018	647,458	531,321

First Data Corp. bank term loan FRN Ser. B3, 2.967s, 2014	68,903	60,175

Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016	178,358	174,902

Goodman Global, Inc. bank term loan FRN 9s, 2017	155,000	155,258

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	156,044	154,256

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	144,638	141,600

Health Management Associates, Inc. bank term loan FRN
1.996s, 2014	56,505	53,097

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	333,325	310,409

Ineos Group Holdings, Ltd. bank term loan FRN Ser. C2, 8s,
2014 (United Kingdom)	173,547	171,378

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7 1/2s,
2013 (United Kingdom)	173,001	170,839

Intelsat Jackson Holdings SA bank term loan FRN 3.246s,
2014 (Luxembourg)	540,000	500,850

KAR Auction Services, Inc. bank term loan FRN Ser. B,
5s, 2017	89,775	86,857

National Bedding Co., LLC bank term loan FRN Ser. B,
3 7/8s, 2013	42,056	41,320

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018	195,000	180,565

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017	69,825	66,334

Polypore, Inc. bank term loan FRN Ser. B, 2.22s, 2014	115,944	111,596

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017	390,000	380,640

Revlon Consumer Products bank term loan FRN Ser. B,
4 3/4s, 2017	300,000	289,650

Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	483,766	477,719

SRAM Corp. bank term loan FRN 8 1/2s, 2018	75,000	74,251

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.726s, 2017	933,336	623,877

Univision Communications, Inc. bank term loan FRN
4.471s, 2017	120,292	107,962

West Corp. bank term loan FRN Ser. B2, 2.702s, 2013	24,755	23,966

West Corp. bank term loan FRN Ser. B5, 4.577s, 2016	60,208	58,050

Total senior loans (cost $7,452,079)		$6,962,645

U.S. TREASURY OBLIGATIONS (0.2%)* [i]	Principal amount	Value

U.S. Treasury Inflation Protected Notes
1 1/8s, January 15, 2021	$857,149	$938,227
2s, January 15, 2016	109,268	121,935
3s, July 15, 2012	854,379	883,910

U.S. Treasury Notes
1 3/8s, September 15, 2012	140,000	141,659
1 3/8s, October 15, 2012	139,000	141,587

Total U.S. treasury obligations (cost $2,227,318)		$2,227,318

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	4,068	$210,011

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.	7,508	136,420

General Motors Co. Ser. B, $2.375 cv. pfd.	5,621	196,384

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †	912	821

Lucent Technologies Capital Trust I 7.75% cv. pfd.	218	180,926

Total convertible preferred stocks (cost $1,695,220)		$724,562

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	499	$334,159

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	15,485	282,601

Total preferred stocks (cost $680,522)		$616,760

MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15	$105,000	$109,535
4.071s, 1/1/14	315,000	325,004

Total municipal bonds and notes (cost $420,000)		$434,539

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$39,000	$51,242

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027	145,000	98,781

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	135,000	138,881

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036	135,000	123,188

Total convertible bonds and notes (cost $457,458)		$412,092

		Strike
WARRANTS (—%)* †	Expiration date	price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$426

Tower Semiconductor, Ltd. 144A (Israel) F	6/30/15	0.01	50,760	12,182

Total warrants (cost $10,263)				$12,608

SHORT-TERM INVESTMENTS (39.1%)*	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16% [d]	49,737,104	$49,737,104

Putnam Money Market Liquidity Fund 0.10% [e]	251,766,636	251,766,636

SSgA Prime Money Market Fund 0.02% i,P	6,035,000	6,035,000

Straight-A Funding, LLC with effective yields ranging from
0.187% to 0.188%, December 19, 2011	$15,000,000	14,985,557

Straight-A Funding, LLC with an effective yield of 0.158%,
October 4, 2011	12,000,000	11,999,840

U.S. Treasury Bills with effective yields ranging from
0.093% to 0.112%, July 26, 2012 # ##	1,303,000	1,301,955

U.S. Treasury Bills with an effective yield of zero %,
July 26, 2012 [i]	120,000	119,916

U.S. Treasury Bills with effective yields ranging from
0.088% to 0.128%, May 3, 2012 # ##	26,353,000	26,335,732

U.S. Treasury Bills with effective yields ranging from
0.072% to 0.111%, February 9, 2012 # ##	3,469,000	3,467,814

U.S. Treasury Bills with an effective yield of 0.100%,
December 1, 2011 # ##	37,437,000	37,430,593

U.S. Treasury Bills with effective yields ranging from
0.079% to 0.094%, November 17, 2011 # ##	9,876,000	9,874,825

U.S. Treasury Bills with an effective yield of zero %,
October 27, 2011 [i]	361,000	361,000

U.S. Treasury Bills with effective yields ranging from
0.240% to 0.259%, October 20, 2011 # ##	26,597,000	26,593,550

Federal Home Loan Discount Notes, for an effective yield
of 0.015%, December 7, 2011	14,000,000	13,999,609

Federal Home Loan Mortgage Corporation, for an effective
yield of 0.015%, December 12, 2011	12,000,000	11,999,640

Federal National Mortgage Association with effective yields
ranging from 0.039% to 0.040%, December 12, 2011	12,500,000	12,499,000

Total short-term investments (cost $478,515,948)		$478,507,771

TOTAL INVESTMENTS

Total investments (cost $1,544,169,336)		$1,545,729,830

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts
BKNT	Bank Notes
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2010 through September 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $1,223,753,596.

† Non-income-producing security.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of the restricted security held at the close of the reporting period was $118,048, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

Δ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts (Note 1).

P The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $567,961,204 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $386,180,258)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	10/19/11	$8,982,213	$9,719,064	$736,851

	Brazilian Real	Buy	10/19/11	586,459	666,266	(79,807)

	British Pound	Sell	10/19/11	4,369,240	4,460,163	90,923

	Canadian Dollar	Sell	10/19/11	3,080,458	3,247,401	166,943

	Chilean Peso	Sell	10/19/11	180,326	201,610	21,284

	Czech Koruna	Sell	10/19/11	202,498	206,438	3,940

	Euro	Sell	10/19/11	10,093,342	10,513,564	420,222

	Hungarian Forint	Buy	10/19/11	412,733	457,538	(44,805)

	Japanese Yen	Buy	10/19/11	1,394,699	1,389,331	5,368

	Mexican Peso	Sell	10/19/11	600,034	653,083	53,049

	Norwegian Krone	Sell	10/19/11	3,129,671	3,392,300	262,629

	Russian Ruble	Buy	10/19/11	84,421	91,991	(7,570)

	Singapore Dollar	Sell	10/19/11	627,198	643,018	15,820

	South African Rand	Buy	10/19/11	521,053	584,548	(63,495)

	South Korean Won	Sell	10/19/11	1,483,347	1,620,567	137,220

	Swedish Krona	Sell	10/19/11	1,025,967	1,097,913	71,946

	Swiss Franc	Buy	10/19/11	853,814	899,808	(45,994)

	Taiwan Dollar	Buy	10/19/11	1,133,176	1,192,418	(59,242)

	Turkish Lira	Buy	10/19/11	110,058	115,992	(5,934)

Barclays Bank PLC

	Australian Dollar	Sell	10/19/11	3,561,073	3,757,465	196,392

	Brazilian Real	Sell	10/19/11	1,587,385	1,795,419	208,034

	British Pound	Sell	10/19/11	4,358,931	4,446,542	87,611

	Canadian Dollar	Buy	10/19/11	754,795	795,074	(40,279)

	Chilean Peso	Buy	10/19/11	219,096	244,299	(25,203)

	Czech Koruna	Buy	10/19/11	166,807	176,169	(9,362)

	Euro	Buy	10/19/11	6,290,207	6,495,992	(205,785)

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $386,180,258) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Hong Kong Dollar	Buy	10/19/11	$311,301	$310,986	$315

	Hungarian Forint	Buy	10/19/11	644,534	712,442	(67,908)

	Indian Rupee	Sell	10/19/11	962,706	1,017,292	54,586

	Japanese Yen	Sell	10/19/11	23,333	21,442	(1,891)

	Malaysian Ringgit	Sell	10/19/11	315,928	326,285	10,357

	Mexican Peso	Sell	10/19/11	832,232	923,601	91,369

	New Zealand Dollar	Buy	10/19/11	88,146	96,131	(7,985)

	Norwegian Krone	Sell	10/19/11	1,693,232	1,704,921	11,689

	Polish Zloty	Sell	10/19/11	876,786	959,555	82,769

	Russian Ruble	Sell	10/19/11	371,806	404,536	32,730

	Singapore Dollar	Sell	10/19/11	1,307,511	1,382,117	74,606

	South Korean Won	Sell	10/19/11	711,841	777,547	65,706

	Swedish Krona	Sell	10/19/11	88,222	94,530	6,308

	Swiss Franc	Sell	10/19/11	1,660,673	1,755,369	94,696

	Taiwan Dollar	Sell	10/19/11	436,125	456,168	20,043

	Thai Baht	Sell	10/19/11	17,456	17,585	129

	Turkish Lira	Buy	10/19/11	494,750	521,604	(26,854)

Citibank, N.A.

	Australian Dollar	Sell	10/19/11	1,329,049	1,437,047	107,998

	Brazilian Real	Sell	10/19/11	603,484	685,114	81,630

	British Pound	Buy	10/19/11	3,392,206	3,459,735	(67,529)

	Canadian Dollar	Buy	10/19/11	1,707,695	1,799,334	(91,639)

	Chilean Peso	Sell	10/19/11	547,762	611,100	63,338

	Czech Koruna	Buy	10/19/11	261,427	276,156	(14,729)

	Danish Krone	Sell	10/19/11	1,101,682	1,152,465	50,783

	Euro	Sell	10/19/11	655,213	683,296	28,083

	Hong Kong Dollar	Sell	10/19/11	306,586	306,274	(312)

	Hungarian Forint	Buy	10/19/11	683,249	755,619	(72,370)

	Japanese Yen	Buy	10/19/11	4,396,490	4,369,460	27,030

	Mexican Peso	Buy	10/19/11	951,669	1,056,665	(104,996)

	New Zealand Dollar	Sell	10/19/11	412,442	449,326	36,884

	Norwegian Krone	Buy	10/19/11	438,555	475,806	(37,251)

	Polish Zloty	Sell	10/19/11	1,146,785	1,253,006	106,221

	Singapore Dollar	Buy	10/19/11	831,621	894,910	(63,289)

	South African Rand	Buy	10/19/11	250,943	281,926	(30,983)

	South Korean Won	Buy	10/19/11	132,699	145,176	(12,477)

	Swedish Krona	Buy	10/19/11	1,184,544	1,268,364	(83,820)

	Swiss Franc	Sell	10/19/11	1,574,165	1,659,368	85,203

	Taiwan Dollar	Sell	10/19/11	1,651,540	1,726,670	75,130

	Turkish Lira	Buy	10/19/11	474,930	500,765	(25,835)

Credit Suisse AG

	Australian Dollar	Sell	10/19/11	15,011,533	16,105,104	1,093,571

	Brazilian Real	Sell	10/19/11	75,502	85,381	9,879

	British Pound	Buy	10/19/11	5,834,245	5,877,429	(43,184)

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $386,180,258) cont.

					Unrealized
	Contract	Delivery		Aggregate	appreciation/
Counterparty Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

Canadian Dollar	Sell	10/19/11	$2,331,792	$2,458,695	$126,903

Chilean Peso	Buy	10/19/11	65,319	72,935	(7,616)

Czech Koruna	Sell	10/19/11	54,604	55,658	1,054

Euro	Buy	10/19/11	3,929,937	4,075,338	(145,401)

Hungarian Forint	Sell	10/19/11	946,193	998,549	52,356

Indian Rupee	Sell	10/19/11	1,698,085	1,794,368	96,283

Japanese Yen	Sell	10/19/11	5,893,381	5,855,638	(37,743)

Malaysian Ringgit	Sell	10/19/11	477,116	492,860	15,744

Mexican Peso	Sell	10/19/11	413,189	439,902	26,713

Norwegian Krone	Sell	10/19/11	839,533	911,386	71,853

Polish Zloty	Sell	10/19/11	1,433,610	1,568,971	135,361

Russian Ruble	Buy	10/19/11	36,043	39,201	(3,158)

South African Rand	Sell	10/19/11	123,944	138,853	14,909

South Korean Won	Sell	10/19/11	1,575,116	1,706,977	131,861

Swedish Krona	Sell	10/19/11	1,731,184	1,853,424	122,240

Swiss Franc	Sell	10/19/11	289,687	311,223	21,536

Taiwan Dollar	Sell	10/19/11	1,837,960	1,912,351	74,391

Turkish Lira	Sell	10/19/11	414,127	436,506	22,379

Deutsche Bank AG

Australian Dollar	Buy	10/19/11	10,411,173	11,250,124	(838,951)

Brazilian Real	Buy	10/19/11	916,382	1,037,534	(121,152)

British Pound	Sell	10/19/11	624,802	637,480	12,678

Canadian Dollar	Buy	10/19/11	1,401,871	1,488,082	(86,211)

Chilean Peso	Sell	10/19/11	515,344	576,419	61,075

Czech Koruna	Buy	10/19/11	302,573	319,941	(17,368)

Euro	Sell	10/19/11	5,375,485	5,599,326	223,841

Hungarian Forint	Sell	10/19/11	677,437	749,494	72,057

Malaysian Ringgit	Buy	10/19/11	134,767	143,756	(8,989)

Mexican Peso	Buy	10/19/11	665,743	738,691	(72,948)

New Zealand Dollar	Sell	10/19/11	700,518	763,715	63,197

Norwegian Krone	Sell	10/19/11	1,323,695	1,436,532	112,837

Polish Zloty	Sell	10/19/11	997,719	1,040,857	43,138

Singapore Dollar	Buy	10/19/11	831,238	894,322	(63,084)

South Korean Won	Sell	10/19/11	170,667	186,507	15,840

Swedish Krona	Buy	10/19/11	1,003,714	1,075,783	(72,069)

Swiss Franc	Buy	10/19/11	5,980,566	6,302,584	(322,018)

Taiwan Dollar	Sell	10/19/11	581,703	608,854	27,151

Turkish Lira	Sell	10/19/11	87,659	92,344	4,685

Goldman Sachs International

Australian Dollar	Sell	10/19/11	2,220,793	2,401,759	180,966

British Pound	Sell	10/19/11	2,515,140	2,562,677	47,537

Canadian Dollar	Sell	10/19/11	3,481,171	3,667,603	186,432

Chilean Peso	Buy	10/19/11	689,885	770,982	(81,097)

Euro	Buy	10/19/11	1,838,703	1,891,242	(52,539)

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $386,180,258) cont.

					Unrealized
	Contract	Delivery		Aggregate	appreciation/
Counterparty Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

Hungarian Forint	Sell	10/19/11	$2,381	$2,388	$7

Japanese Yen	Sell	10/19/11	873,037	867,860	(5,177)

Norwegian Krone	Buy	10/19/11	648,852	703,843	(54,991)

Polish Zloty	Sell	10/19/11	298,073	325,725	27,652

South African Rand	Buy	10/19/11	158,891	179,124	(20,233)

Swedish Krona	Sell	10/19/11	553,001	592,089	39,088

Swiss Franc	Sell	10/19/11	3,460,997	3,642,982	181,985

HSBC Bank USA, National Association

Australian Dollar	Buy	10/19/11	3,225,064	3,487,765	(262,701)

British Pound	Buy	10/19/11	829,948	846,751	(16,803)

Euro	Sell	10/19/11	2,880,630	2,947,323	66,693

Indian Rupee	Sell	10/19/11	453,429	480,224	26,795

Japanese Yen	Sell	10/19/11	1,312,441	1,304,789	(7,652)

New Zealand Dollar	Sell	10/19/11	950,850	1,036,631	85,781

Norwegian Krone	Sell	10/19/11	2,383,539	2,586,578	203,039

Singapore Dollar	Sell	10/19/11	471,757	507,572	35,815

South Korean Won	Buy	10/19/11	760,552	832,376	(71,824)

Swiss Franc	Sell	10/19/11	336,311	353,830	17,519

Taiwan Dollar	Sell	10/19/11	997,167	1,043,173	46,006

JPMorgan Chase Bank, N.A.

Australian Dollar	Sell	10/19/11	2,284,787	2,471,581	186,794

Brazilian Real	Sell	10/19/11	482,830	545,422	62,592

British Pound	Buy	10/19/11	12,953,395	13,184,053	(230,658)

Canadian Dollar	Sell	10/19/11	6,396,270	6,725,552	329,282

Chilean Peso	Buy	10/19/11	257,245	286,253	(29,008)

Czech Koruna	Sell	10/19/11	71,991	74,053	2,062

Euro	Sell	10/19/11	5,250,561	5,503,255	252,694

Hong Kong Dollar	Sell	10/19/11	870,461	869,680	(781)

Hungarian Forint	Sell	10/19/11	878,086	970,602	92,516

Japanese Yen	Buy	10/19/11	8,409,094	8,407,364	1,730

Malaysian Ringgit	Sell	10/19/11	95,824	98,981	3,157

Mexican Peso	Buy	10/19/11	141,152	156,654	(15,502)

New Zealand Dollar	Buy	10/19/11	601,087	655,415	(54,328)

Norwegian Krone	Sell	10/19/11	406,652	440,818	34,166

Polish Zloty	Buy	10/19/11	957,610	1,045,650	(88,040)

Russian Ruble	Buy	10/19/11	84,421	91,779	(7,358)

Singapore Dollar	Buy	10/19/11	1,620,230	1,744,109	(123,879)

South African Rand	Buy	10/19/11	520,472	594,463	(73,991)

South Korean Won	Buy	10/19/11	725,508	802,973	(77,465)

Swedish Krona	Buy	10/19/11	815,458	873,051	(57,593)

Swiss Franc	Sell	10/19/11	2,239,826	2,359,507	119,681

Taiwan Dollar	Buy	10/19/11	109,630	115,401	(5,771)

Thai Baht	Buy	10/19/11	2,433	2,519	(86)

Turkish Lira	Sell	10/19/11	574,782	604,440	29,658

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $386,180,258) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	10/19/11	$1,504,958	$1,621,424	$(116,466)

	Brazilian Real	Sell	10/19/11	425,516	480,650	55,134

	British Pound	Sell	10/19/11	5,271,767	5,388,923	117,156

	Canadian Dollar	Buy	10/19/11	1,365,295	1,439,361	(74,066)

	Chilean Peso	Buy	10/19/11	4,688	5,235	(547)

	Czech Koruna	Sell	10/19/11	39,592	40,127	535

	Euro	Buy	10/19/11	10,508,100	10,938,299	(430,199)

	Hungarian Forint	Buy	10/19/11	290,358	321,813	(31,455)

	Indian Rupee	Sell	10/19/11	893,727	944,098	50,371

	Japanese Yen	Sell	10/19/11	1,759,436	1,748,754	(10,682)

	Malaysian Ringgit	Buy	10/19/11	474,174	505,523	(31,349)

	Mexican Peso	Sell	10/19/11	732,560	807,165	74,605

	New Zealand Dollar	Sell	10/19/11	98,364	107,238	8,874

	Norwegian Krone	Buy	10/19/11	104,576	113,609	(9,033)

	Polish Zloty	Sell	10/19/11	343,669	376,474	32,805

	Russian Ruble	Buy	10/19/11	36,049	39,294	(3,245)

	Singapore Dollar	Sell	10/19/11	1,025,099	1,082,750	57,651

	South African Rand	Sell	10/19/11	1,217,988	1,365,672	147,684

	South Korean Won	Sell	10/19/11	335,333	356,469	21,136

	Swedish Krona	Buy	10/19/11	1,344,246	1,441,839	(97,593)

	Swiss Franc	Sell	10/19/11	155,671	163,723	8,052

	Taiwan Dollar	Buy	10/19/11	1,286,582	1,348,256	(61,674)

	Turkish Lira	Buy	10/19/11	90,721	95,667	(4,946)

State Street Bank and Trust Co.

	Australian Dollar	Buy	10/19/11	3,319,234	3,570,086	(250,852)

	Brazilian Real	Sell	10/19/11	2,379,676	2,697,836	318,160

	British Pound	Sell	10/19/11	649,794	631,318	(18,476)

	Canadian Dollar	Buy	10/19/11	875,344	936,065	(60,721)

	Czech Koruna	Sell	10/19/11	467,625	476,899	9,274

	Euro	Buy	10/19/11	6,469,609	6,739,481	(269,872)

	Hungarian Forint	Sell	10/19/11	814,368	899,665	85,297

	Indonesian Rupiah	Sell	10/19/11	486,129	452,135	(33,994)

	Japanese Yen	Buy	10/19/11	2,157,173	2,146,208	10,965

	Malaysian Ringgit	Buy	10/19/11	200,632	214,040	(13,408)

	Mexican Peso	Sell	10/19/11	303,149	332,216	29,067

	Norwegian Krone	Sell	10/19/11	3,896,787	4,225,440	328,653

	Polish Zloty	Buy	10/19/11	683,457	746,423	(62,966)

	Russian Ruble	Buy	10/19/11	84,427	91,784	(7,357)

	Singapore Dollar	Buy	10/19/11	1,073,239	1,155,297	(82,058)

	South African Rand	Sell	10/19/11	182,225	203,997	21,772

	South Korean Won	Buy	10/19/11	105,142	111,860	(6,718)

	Swedish Krona	Buy	10/19/11	1,149,907	1,230,621	(80,714)

	Swiss Franc	Buy	10/19/11	668,755	704,509	(35,754)

	Taiwan Dollar	Sell	10/19/11	1,229,514	1,286,240	56,726

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $386,180,258) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Thai Baht	Buy	10/19/11	$178,199	$184,591	$(6,392)

	Turkish Lira	Sell	10/19/11	76,433	80,514	4,081

UBS AG

	Australian Dollar	Buy	10/19/11	4,272,939	4,678,279	(405,340)

	Brazilian Real	Buy	10/19/11	854,258	967,427	(113,169)

	British Pound	Sell	10/19/11	1,008,118	1,032,599	24,481

	Canadian Dollar	Sell	10/19/11	1,426,000	1,443,758	17,758

	Czech Koruna	Buy	10/19/11	2,168	2,290	(122)

	Euro	Buy	10/19/11	2,761,207	2,832,541	(71,334)

	Hungarian Forint	Buy	10/19/11	13,636	15,065	(1,429)

	Indian Rupee	Buy	10/19/11	1,033,540	1,093,790	(60,250)

	Japanese Yen	Sell	10/19/11	6,906,302	6,848,910	(57,392)

	Mexican Peso	Sell	10/19/11	134,139	148,918	14,779

	New Zealand Dollar	Sell	10/19/11	134,126	146,261	12,135

	Norwegian Krone	Buy	10/19/11	7,407,769	8,042,964	(635,195)

	Polish Zloty	Buy	10/19/11	219,583	239,938	(20,355)

	Russian Ruble	Buy	10/19/11	36,059	39,265	(3,206)

	Singapore Dollar	Buy	10/19/11	1,050,738	1,130,517	(79,779)

	South African Rand	Sell	10/19/11	1,174,929	1,318,160	143,231

	South Korean Won	Buy	10/19/11	717,029	746,318	(29,289)

	Swedish Krona	Sell	10/19/11	2,349,642	2,515,985	166,343

	Swiss Franc	Buy	10/19/11	3,215,282	3,387,499	(172,217)

	Taiwan Dollar	Buy	10/19/11	983,282	1,028,470	(45,188)

	Thai Baht	Sell	10/19/11	17,453	17,552	99

	Turkish Lira	Sell	10/19/11	18,101	19,075	974

Westpac Banking Corp.

	Australian Dollar	Buy	10/19/11	158,677	171,548	(12,871)

	British Pound	Sell	10/19/11	1,403,462	1,368,434	(35,028)

	Canadian Dollar	Buy	10/19/11	2,610,136	2,749,009	(138,873)

	Euro	Sell	10/19/11	16,165,664	16,844,963	679,299

	Japanese Yen	Buy	10/19/11	2,580,032	2,564,302	15,730

	New Zealand Dollar	Buy	10/19/11	377,519	411,416	(33,897)

	Norwegian Krone	Sell	10/19/11	1,624,574	1,763,681	139,107

	Swedish Krona	Sell	10/19/11	1,784,228	1,910,483	126,255

	Swiss Franc	Buy	10/19/11	1,391,319	1,465,632	(74,313)

Total						$3,112,706

FUTURES CONTRACTS OUTSTANDING at 9/30/11

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Long)	39	$3,623,350	Dec-11	$12,611

Australian Government Treasury
Bond 10 yr (Short)	4	371,626	Dec-11	4,492

Canadian Government Bond 10 yr (Long)	30	3,819,253	Dec-11	61,652

Canadian Government Bond 10 yr (Short)	26	3,310,019	Dec-11	(20,428)

Euro STOXX 50 Index (Long)	277	8,014,590	Dec-11	(25,897)

Euro STOXX 50 Index (Short)	544	15,739,845	Dec-11	(82,141)

Euro-Bobl 5 yr (Short)	8	1,311,189	Dec-11	4,588

Euro-Bund 10 yr (Long)	3	549,509	Dec-11	(2,104)

Euro-Schatz 2 yr (Long)	12	1,765,402	Dec-11	(5,032)

Euro-Swiss Franc 3 Month (Short)	8	2,209,631	Dec-11	(15,795)

Euro-Swiss Franc 3 Month (Short)	19	5,252,596	Jun-12	(63,714)

Euro-Swiss Franc 3 Month (Short)	19	5,249,448	Dec-12	(79,122)

Euro-Swiss Franc 3 Month (Short)	19	5,251,546	Mar-12	(50,377)

FTSE 100 Index (Long)	242	19,245,386	Dec-11	(589,320)

FTSE 100 Index (Short)	151	12,008,485	Dec-11	600,521

Japanese Government Bond 10 yr (Long)	18	33,211,909	Dec-11	(112,708)

Japanese Government Bond 10 yr
Mini (Long)	46	8,488,085	Dec-11	(27,092)

MSCI EAFE Index Mini (Long)	67	4,511,110	Dec-11	(41,339)

OMXS 30 Index (Short)	315	4,189,798	Oct-11	(133,668)

Russell 2000 Index Mini (Long)	405	25,980,750	Dec-11	(2,299,705)

Russell 2000 Index Mini (Short)	67	4,298,050	Dec-11	422,971

S&P 500 Index (Long)	26	7,319,000	Dec-11	(185,452)

S&P 500 Index E-Mini (Long)	2,539	142,945,700	Dec-11	(8,542,466)

S&P 500 Index E-Mini (Short)	1,996	112,374,800	Dec-11	5,984,376

S&P Mid Cap 400 Index E-Mini (Long)	345	26,872,050	Dec-11	(2,541,000)

S&P/TSX 60 Index (Short)	24	3,056,092	Dec-11	265,046

SGX MSCI Singapore Index (Short)	38	1,785,635	Oct-11	21,928

SPI 200 Index (Short)	99	9,604,489	Dec-11	234,878

Tokyo Price Index (Short)	300	29,480,444	Dec-11	(515,470)

U.K. Gilt 10 yr (Short)	3	609,231	Dec-11	(11,350)

U.S. Treasury Bond 20 yr (Long)	430	61,328,750	Dec-11	2,421,027

U.S. Treasury Bond 20 yr (Short)	5	713,125	Dec-11	(17,822)

U.S. Treasury Bond 30 yr (Long)	54	8,565,750	Dec-11	860,944

U.S. Treasury Note 2 yr (Long)	379	83,456,985	Dec-11	(80,907)

U.S. Treasury Note 2 yr (Short)	151	33,250,672	Dec-11	37,463

U.S. Treasury Note 5 yr (Long)	239	29,273,766	Dec-11	21,163

U.S. Treasury Note 5 yr (Short)	11	1,347,328	Dec-11	(1,740)

U.S. Treasury Note 10 yr (Long)	3	390,281	Dec-11	(4,412)

U.S. Treasury Note 10 yr (Short)	251	32,653,531	Dec-11	(280,727)

Total				$(4,776,128)

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $18,731,356)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 5, 2026.	$6,141,710	Aug-16/4.28	$263,271

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 5, 2026.	6,141,710	Aug-16/4.28	799,896

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 5.35%
versus the three month USD-LIBOR-BBA maturing
August 8, 2026.	7,639,620	Aug-16/5.35	204,360

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 8, 2026.	7,639,620	Aug-16/4.35	1,027,147

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 15, 2021.	6,398,663	May-16/4.745	593,796

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 16, 2021.	6,398,663	May-16/4.745	106,858

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 6, 2021.	6,616,660	Jun-16/4.89	104,543

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 6, 2021.	6,616,660	Jun-16/4.39	529,333

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 29, 2024.	2,105,117	Jul-14/4.3725	48,439

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 29, 2024.	2,105,117	Jul-14/4.375	314,736

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	842,045	Jul-14/4.34	19,830

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	2,105,112	Jul-14/4.35	49,260

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	842,045	Jul-14/4.34	123,873

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $18,731,356) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	$2,105,112	Jul-14/4.35	$311,157

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 31, 2024.	2,105,112	Jul-14/4.19	54,501

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 31, 2024.	2,105,112	Jul-14/4.19	287,874

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,574,340	Feb-15/5.36	26,732

Option on an interest rate swap with Barclays Bank PLC
for the obligation to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,574,340	Feb-15/5.36	338,688

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 27, 2026.	3,406,824	Jul-16/4.815	111,744

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 27, 2026.	3,406,824	Jul-16/4.815	556,675

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 28, 2026.	1,362,729	Jul-16/4.80	45,106

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 28, 2026.	1,362,729	Jul-16/4.80	221,307

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 1, 2026.	3,406,824	Jul-16/4.80	112,766

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 1, 2026.	3,406,824	Jul-16/4.80	553,268

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2, 2026.	3,406,824	Jul-16/4.67	120,261

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2, 2026.	3,406,824	Jul-16/4.67	524,651

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $18,731,356) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 3, 2026.	$4,088,188	Aug-16/4.68	$143,904

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 3, 2026.	4,088,188	Aug-16/4.68	632,034

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 5, 2024.	2,526,134	Aug-14/4.20	65,402

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 5, 2024.	2,526,134	Aug-14/4.20	346,308

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	161,689	May-16/5.11	2,443

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	161,689	May-16/4.11	11,472

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	6,724,074	Jun-16/5.12	101,601

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	6,724,074	Jun-16/4.12	479,158

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	15,996,658	May-16/4.77	272,007

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	4,190,064	May-16/4.7575	392,777

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	4,190,064	May-16/4.7575	71,629

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 16, 2021.	15,996,658	May-16/4.77	1,506,821

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.01625% versus the three month USD-LIBOR-BBA
maturing November 10, 2041.	4,354,903	Nov-11/4.01625	653

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
3.51625% versus the three month USD-LIBOR-BBA
maturing November 10, 2041.	4,354,903	Nov-11/3.51625	746,561

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $18,731,356) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 16, 2041.	$13,757,400	Nov-11/3.425	$53,654

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 16, 2041.	13,757,400	Nov-11/3.425	2,116,026

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.24%
versus the three month USD-LIBOR-BBA maturing
December 8, 2016.	14,823,538	Dec-11/2.24	2,816

Option on an interest rate swap with Deutsche Bank
AG for the obligation to pay a fixed rate of 2.24%
versus the three month USD-LIBOR-BBA maturing
December 8, 2016.	14,823,538	Dec-11/2.24	649,419

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 23, 2021.	8,872,918	May-16/4.765	153,413

Option on an interest rate swap with Deutsche Bank
AG for the obligation to pay a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 23, 2021.	8,872,918	May-16/4.765	833,788

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.60%
versus the three month USD-LIBOR-BBA maturing
June 1, 2021.	158,406	May-16/4.60	2,950

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	158,406	May-16/4.60	13,914

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 5.02%
versus the three month USD-LIBOR-BBA maturing
May 3, 2026.	23,092,447	Apr-16/5.02	675,685

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 5.02% versus the
three month USD-LIBOR-BBA maturing May 3, 2026.	23,092,447	Apr-16/5.02	4,125,004

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 30, 2016.	4,677,417	Nov-11/2.31	374

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 30, 2016.	4,677,417	Nov-11/2.31	222,722

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 14, 2016.	15,293,410	Dec-11/1.29	78,914

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $18,731,356) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 14, 2016.	$15,293,410	Dec-11/1.29	$124,335

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing June 1, 2021.	159,199	May-16/4.86	2,601

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing June 1, 2021.	159,199	May-16/4.36	12,610

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 6, 2021.	6,574,650	Jun-16/4.575	124,261

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 6, 2021.	6,574,650	Jun-16/4.575	571,469

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	12,203,000	May-12/5.51	3,574,869

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	12,203,000	May-12/5.51	1,952

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.29% versus the three month USD-LIBOR-BBA
maturing July 23, 2024.	2,104,558	Jul-14/4.29	50,720

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.29%
versus the three month USD-LIBOR-BBA maturing
July 23, 2024.	2,104,558	Jul-14/4.29	302,678

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing July 24, 2024.	1,976,602	Jul-14/4.36	45,640

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.36%
versus the three month USD-LIBOR-BBA maturing
July 24, 2024.	1,976,602	Jul-14/4.36	294,000

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	5,469,460	Feb-15/5.27	97,083

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,469,460	Feb-15/5.27	1,139,671

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $18,731,356) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.815% versus the three month USD-LIBOR-BBA
maturing June 10, 2026.	$2,998,911	Jun-16/4.815	$98,574

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.815% versus the three month USD-LIBOR-BBA
maturing June 10, 2026.	2,998,911	Jun-16/4.815	492,901

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 22, 2026.	3,405,927	Jul-16/4.74	118,458

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 22, 2026.	3,405,927	Jul-16/4.74	541,304

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 26, 2026.	3,198,849	Jul-16/4.79	108,889

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 26, 2026.	3,198,849	Jul-16/4.79	518,629

Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF 14,050,000	Jan-12/0.722	154,451

Total			$29,526,616

TBA SALE COMMITMENTS OUTSTANDING at 9/30/11 (proceeds receivable $5,406,836)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, October 1, 2041	$1,000,000	10/13/11	$1,048,125

FNMA, 5 1/2s, October 1, 2041	4,000,000	10/13/11	4,341,562

Total			$5,389,687

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$4,784,000	$308,090	8/17/21	4.55%	3 month USD-
				LIBOR-BBA	$(787,190)

6,523,000	421,060	8/19/21	4.475%	3 month USD-
				LIBOR-BBA	(1,025,986)

11,818,900	—	9/23/13	3 month USD-
			LIBOR-BBA	0.45%	(28,354)

8,026,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.5075%	(10,347)

1,691,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.1825%	11,618

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
	$10,721,000	$—	10/3/13	3 month USD-
				LIBOR-BBA	0.54875%	$(6,004)

	2,707,000	—	8/2/21	2.97236%	3 month USD-
					LIBOR-BBA	(228,865)

	1,486,400	(1,351)	2/7/41	4.401%	3 month USD-
					LIBOR-BBA	(537,221)

AUD	1,480,000	—	4/18/21	6.10%	6 month AUD-
					BBR-BBSW	(152,085)

CAD	912,000	—	9/14/21	2.4075%	3 month CAD-
					BA-CDOR	171

EUR	9,000,000	—	6/14/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.711561%	229,973

JPY	424,000,000	—	9/21/21	0.98375%	6 month JPY-
					LIBOR-BBA	18,659

Barclays Bank PLC
	$4,597,118	41,604	9/8/16	2.065%	3 month USD-
					LIBOR-BBA	(146,165)

	270,000	—	9/15/20	3 month USD-
				LIBOR-BBA	2.032%	1,139

	6,001,500	—	9/19/20	2.12%	3 month USD-
					LIBOR-BBA	(67,636)

	5,892,500	—	9/19/13	3 month USD-
				LIBOR-BBA	0.51%	(6,969)

	1,950,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.035%	141,287

	2,527,000	—	9/20/20	2.136%	3 month USD-
					LIBOR-BBA	(31,727)

	9,868,500	—	9/21/13	3 month USD-
				LIBOR-BBA	0.4925%	(15,445)

	9,897,400	—	9/22/13	0.4775%	3 month USD-
					LIBOR-BBA	18,522

	752,000	—	9/22/21	2.18%	3 month USD-
					LIBOR-BBA	(5,457)

	769,000	—	9/22/41	3 month USD-
				LIBOR-BBA	2.975%	45,844

	8,026,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.50625%	(10,606)

	16,683,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(18,560)

	13,742,000	—	9/28/21	2.041%	3 month USD-
					LIBOR-BBA	82,591

	58,520,000	—	9/28/13	3 month USD-
				LIBOR-BBA	0.511043%	(74,241)

	718,000	—	9/29/41	3 month USD-
				LIBOR-BBA	2.857%	24,655

	2,053,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.155%	9,073

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$17,849,000	$—	9/30/13	3 month USD-
			LIBOR-BBA	0.53%	$(16,198)

1,561,000	—	9/30/21	2.165%	3 month USD-
				LIBOR-BBA	(8,211)

13,903,100	(51,850)	6/17/41	3 month USD-
			LIBOR-BBA	4.04%	4,021,263

600,000	—	6/20/41	3.91625%	3 month USD-
				LIBOR-BBA	(159,876)

3,179,000	—	10/3/13	0.543%	3 month USD-
				LIBOR-BBA	2,146

146,000	—	10/3/41	3 month USD-
			LIBOR-BBA	2.8175%	3,743

1,621,000	—	10/4/21	2.089%	3 month USD-
				LIBOR-BBA	3,383

19,262,600	—	3/10/18	3.06%	3 month USD-
				LIBOR-BBA	(1,780,003)

12,510,000	—	6/27/41	3 month USD-
			LIBOR-BBA	3.88882%	3,253,277

5,080,000	—	6/28/41	3.885%	3 month USD-
				LIBOR-BBA	(1,316,513)

1,690,000	—	6/28/41	3 month USD-
			LIBOR-BBA	3.88%	436,194

6,680,000	—	6/29/14	3 month USD-
			LIBOR-BBA	3.85488%	1,690,381

3,700,000	—	6/30/14	3 month USD-
			LIBOR-BBA	3.92%	986,896

13,089,000	—	7/8/13	0.6775%	3 month USD-
				LIBOR-BBA	(40,049)

8,243,000	—	7/12/20	3 month USD-
			LIBOR-BBA	3.1225%	833,850

17,347,000	—	7/12/13	0.7225%	3 month USD-
				LIBOR-BBA	(67,946)

1,846,000	—	7/12/41	4.0825%	3 month USD-
				LIBOR-BBA	(552,074)

2,894,000	—	7/13/20	3 month USD-
			LIBOR-BBA	2.93%	245,531

4,851,000	—	7/13/41	3.948%	3 month USD-
				LIBOR-BBA	(1,312,522)

21,674,000	—	7/13/13	0.645%	3 month USD-
				LIBOR-BBA	(51,318)

3,339,000	—	7/14/41	3.88%	3 month USD-
				LIBOR-BBA	(855,093)

2,572,000	—	7/20/41	3 month USD-
			LIBOR-BBA	3.888%	661,720

2,933,008	(45,168)	9/21/21	3 month USD-
			LIBOR-BBA	3.14%	235,856

8,760,000	(11,568)	3/30/31	4.17%	3 month USD-
				LIBOR-BBA	(2,180,681)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$1,878,000	$—	7/25/41	3 month USD-
			LIBOR-BBA	3.97%	$514,836

5,381,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.635%	10,688

1,313,000	—	7/28/41	3 month USD-
			LIBOR-BBA	3.9675%	358,931

830,000	—	8/2/41	3.8925%	3 month USD-
				LIBOR-BBA	(213,388)

3,066,000	—	8/3/41	3.83375%	3 month USD-
				LIBOR-BBA	(750,051)

865,000	—	8/4/41	3.6108%	3 month USD-
				LIBOR-BBA	(170,787)

800,000	—	8/5/41	3 month USD-
			LIBOR-BBA	3.58%	152,683

821,000	—	8/9/41	3.48375%	3 month USD-
				LIBOR-BBA	(139,752)

3,107,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.49%	532,948

696,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.575%	131,867

25,538,000	—	8/17/21	2.39%	3 month USD-
				LIBOR-BBA	(752,770)

70,486,000	—	8/17/13	3 month USD-
			LIBOR-BBA	0.45%	(141,018)

8,318,000	—	8/17/41	3 month USD-
			LIBOR-BBA	3.343%	1,163,366

46,463,904	—	8/18/13	0.439%	3 month USD-
				LIBOR-BBA	103,500

80,838,641 E	—	3/21/13	3 month USD-
			LIBOR-BBA	0.44125%	(122,066)

2,426,000	—	8/23/21	2.23667%	3 month USD-
				LIBOR-BBA	(36,008)

62,670,300	1,260	5/4/13	3 month USD-
			LIBOR-BBA	0.78%	406,671

3,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(90,444)

819,000	—	9/1/21	2.355%	3 month USD-
				LIBOR-BBA	(20,509)

1,498,000	—	9/6/20	2.231%	3 month USD-
				LIBOR-BBA	(32,356)

1,111,000	—	9/6/41	3.2375%	3 month USD-
				LIBOR-BBA	(128,963)

3,810,000	—	9/6/13	3 month USD-
			LIBOR-BBA	0.4925%	(5,328)

15,671,000	—	9/6/13	3 month USD-
			LIBOR-BBA	0.48875%	(23,086)

1,798,000	—	9/8/21	3 month USD-
			LIBOR-BBA	2.17%	13,345

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$1,798,000	$—	9/8/21	3 month USD-
				LIBOR-BBA	2.18%	$15,010

	1,358,000	—	9/8/21	2.186%	3 month USD-
					LIBOR-BBA	(12,089)

	2,546,000	—	9/8/41	3 month USD-
				LIBOR-BBA	2.958%	145,314

	25,826,000	—	9/8/13	0.52875%	3 month USD-
					LIBOR-BBA	18,223

	12,000	—	9/12/20	2.032%	3 month USD-
					LIBOR-BBA	(53)

	4,374,000	—	9/13/21	2.145%	3 month USD-
					LIBOR-BBA	(20,748)

	804,000	—	9/13/41	2.975%	3 month USD-
					LIBOR-BBA	(48,472)

	4,271,000	—	9/15/13	3 month USD-
				LIBOR-BBA	0.5275%	(3,420)

AUD	15,650,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	(717,392)

AUD	11,890,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	956,677

AUD	2,330,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(232,242)

EUR	15,910,000	—	6/15/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.67%	383,915

EUR	19,887,500	—	6/15/13	1.95%	3 month EUR-
					EURIBOR-
					REUTERS	(466,830)

EUR	1,580,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.532%	402

EUR	524,000	—	10/4/21	2.542%	6 month EUR-
					EURIBOR-
					REUTERS	(661)

GBP	2,308,000	—	9/26/21	6 month GBP-
				LIBOR-BBA	2.54%	(17,558)

GBP	5,420,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(324,970)

GBP	2,430,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(251,440)

GBP	8,200,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	678,313

Citibank, N.A.
	$81,115,900	(25,665)	6/28/19	3 month USD-
				LIBOR-BBA	3.04%	7,844,451

	11,675,000	—	9/23/13	3 month USD-
				LIBOR-BBA	0.459%	(26,000)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$1,628,000	$—	9/23/21	3 month USD-
				LIBOR-BBA	2.136%	$5,089

	6,214,700	(2,867)	9/26/13	0.49%	3 month USD-
					LIBOR-BBA	7,336

	13,331,800	(131,345)	9/26/20	3 month USD-
				LIBOR-BBA	1.96%	(167,307)

	19,260,000	—	9/30/18	3 month USD-
				LIBOR-BBA	1.73625%	47,534

	3,646,000	—	9/30/16	3 month USD-
				LIBOR-BBA	1.25375%	(530)

	1,559,000	—	10/3/13	3 month USD-
				LIBOR-BBA	0.55625%	(575)

	2,021,250	—	10/3/20	2.04%	3 month USD-
					LIBOR-BBA	(7,760)

	1,874,000	—	10/3/21	3 month USD-
				LIBOR-BBA	2.159%	8,283

	170,000	—	10/3/41	2.804%	3 month USD-
					LIBOR-BBA	(3,901)

	1,710,113	—	7/11/20	3 month USD-
				LIBOR-BBA	3.122%	173,042

	1,300,000	—	4/7/41	4.3%	3 month USD-
					LIBOR-BBA	(461,196)

	34,600,000	—	8/5/13	3 month USD-
				LIBOR-BBA	0.5725%	21,375

	2,700,000	—	8/5/16	1.505%	3 month USD-
					LIBOR-BBA	(42,353)

	1,200,000	—	8/5/41	3.5875%	3 month USD-
					LIBOR-BBA	(230,923)

	8,000,000	—	8/5/21	2.725%	3 month USD-
					LIBOR-BBA	(491,313)

	734,000	—	8/5/16	3 month USD-
				LIBOR-BBA	1.4925%	11,066

	604,000	—	8/8/41	3.5825%	3 month USD-
					LIBOR-BBA	(115,443)

	1,353,000	—	8/8/41	3.517%	3 month USD-
					LIBOR-BBA	(239,905)

	29,100,000	—	9/9/13	3 month USD-
				LIBOR-BBA	0.525%	(22,786)

	9,800,000	—	9/9/16	1.1925%	3 month USD-
					LIBOR-BBA	18,003

	15,400,000	—	9/9/21	2.225%	3 month USD-
					LIBOR-BBA	(191,328)

	3,400,000	—	9/9/41	3 month USD-
				LIBOR-BBA	3.05%	259,651

	9,568,000	616,658	8/17/21	4.49%	3 month USD-
					LIBOR-BBA	(1,520,959)

SEK	5,379,600	—	10/3/21	2.555%	3 month SEK-
					STIBOR-SIDE	(4,810)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
SEK	5,497,000	$—	10/4/21	2.5%	3 month SEK-
					STIBOR-SIDE	$(904)

SEK	16,417,000	—	7/8/16	3.275%	3 month SEK-
					STIBOR-SIDE	(122,974)

SEK	16,895,000	—	7/11/16	3.2825%	3 month SEK-
					STIBOR-SIDE	(127,343)

Credit Suisse International
	$5,278,600	(1,516)	5/27/21	3.21%	3 month USD-
					LIBOR-BBA	(596,114)

	1,210,000	—	9/16/21	3 month USD-
				LIBOR-BBA	2.20375%	11,982

	14,410,300	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	20,160

	990,000	—	9/22/21	2.15125%	3 month USD-
					LIBOR-BBA	(4,563)

	15,445,000	—	9/29/13	3 month USD-
				LIBOR-BBA	0.52375%	(15,772)

	2,829,750	—	10/3/20	2.055%	3 month USD-
					LIBOR-BBA	(13,356)

	2,623,600	—	10/3/21	3 month USD-
				LIBOR-BBA	2.172%	14,718

	16,800,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	(93,912)

	1,188,000	—	8/8/13	3 month USD-
				LIBOR-BBA	0.57375%	729

	8,138,800	(42,146)	8/15/21	2.34%	3 month USD-
					LIBOR-BBA	(245,668)

	194,000	—	8/24/41	3.0775%	3 month USD-
					LIBOR-BBA	(16,166)

	256,000	—	8/26/21	2.362%	3 month USD-
					LIBOR-BBA	(6,698)

	17,915,200	—	8/31/13	3 month USD-
				LIBOR-BBA	0.493%	(23,489)

	3,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(90,444)

	56,451,600	—	8/31/13	3 month USD-
				LIBOR-BBA	0.5125%	(52,097)

	18,514,800	—	8/31/21	2.43125%	3 month USD-
					LIBOR-BBA	(599,844)

	5,566,200	—	8/31/41	3 month USD-
				LIBOR-BBA	3.264%	685,099

	1,798,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	13,345

	182,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.944%	9,771

	1,707,000	—	9/14/13	3 month USD-
				LIBOR-BBA	0.53875%	(948)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$73,398,400	$(7,435)	5/27/13	3 month USD-
				LIBOR-BBA	0.72%	$359,296

CHF	3,177,000	—	9/28/21	6 month CHF-
				LIBOR-BBA	1.405%	(17,639)

GBP	5,422,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	268,106

MXN	30,380,000	—	7/21/20	1 month MXN-
				TIIE-BANXICO	6.895%	33,680

Deutsche Bank AG
	$106,000	—	9/14/21	2.145%	3 month USD-
					LIBOR-BBA	(493)

	1,298,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.95%	71,327

	3,863,000	—	9/19/14	3 month USD-
				LIBOR-BBA	0.6625%	(7,254)

	4,142,000	—	9/27/18	3 month USD-
				LIBOR-BBA	1.515%	(50,457)

	16,683,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(18,393)

	1,380,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.165%	7,369

	69,044,300	(182,018)	3/10/19	3.58%	3 month USD-
					LIBOR-BBA	(9,119,918)

	1,691,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1875%	12,396

	3,234,000	—	10/3/20	2.034%	3 month USD-
					LIBOR-BBA	(9,573)

	2,998,400	—	10/3/21	3 month USD-
				LIBOR-BBA	2.153%	11,574

	2,154,000	—	10/4/13	3 month USD-
				LIBOR-BBA	0.56125%	(709)

	41,630,300	(63,845)	7/18/21	3.04%	3 month USD-
					LIBOR-BBA	(3,893,588)

	159,885,000	233,178	7/18/25	3 month USD-
				LIBOR-BBA	3.47%	21,650,745

	25,158,000	—	7/27/13	0.6325%	3 month USD-
					LIBOR-BBA	(48,989)

	1,251,000	—	7/27/41	3.95%	3 month USD-
					LIBOR-BBA	(337,495)

	733,500	—	8/8/20	2.547%	3 month USD-
					LIBOR-BBA	(37,046)

	1,122,314	—	8/10/41	3 month USD-
				LIBOR-BBA	3.455%	184,135

	23,391,900	—	8/12/16	3 month USD-
				LIBOR-BBA	1.255%	70,374

	71,281,100	12,567	12/31/14	1.91%	3 month USD-
					LIBOR-BBA	(2,890,414)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$4,185,900	$—	8/12/41	3.32%	3 month USD-
				LIBOR-BBA	$(566,809)

63,997,800	—	8/15/41	3.300791%	3 month USD-
				LIBOR-BBA	(8,391,012)

3,830,200	—	8/16/21	3 month USD-
			LIBOR-BBA	2.4775%	144,193

52,830,600	—	8/16/16	1.24%	3 month USD-
				LIBOR-BBA	(106,684)

20,421,500	—	8/16/21	3 month USD-
			LIBOR-BBA	2.435%	688,472

5,072,900	—	8/16/41	3 month USD-
			LIBOR-BBA	3.36%	728,059

44,853,900	—	8/17/41	3 month USD-
			LIBOR-BBA	3.3625%	6,457,844

624,000	—	8/18/41	3.37%	3 month USD-
				LIBOR-BBA	(90,772)

31,021,100	—	8/18/13	0.442%	3 month USD-
				LIBOR-BBA	67,252

45,961,200	—	8/18/41	3.3525%	3 month USD-
				LIBOR-BBA	(6,516,217)

93,909,900	—	8/18/21	3 month USD-
			LIBOR-BBA	2.419%	3,012,766

4,631,300	—	8/22/21	3 month USD-
			LIBOR-BBA	2.218%	61,050

5,288,900	—	8/24/16	1.23%	3 month USD-
				LIBOR-BBA	(5,334)

8,876,900	—	8/24/21	2.271%	3 month USD-
				LIBOR-BBA	(159,150)

5,701,400	—	8/24/41	3 month USD-
			LIBOR-BBA	3.081%	479,265

50,643,600	—	8/30/13	3 month USD-
			LIBOR-BBA	0.5075%	(52,297)

8,729,600	—	8/30/21	2.4075%	3 month USD-
				LIBOR-BBA	(261,475)

2,209,100	—	8/30/41	3 month USD-
			LIBOR-BBA	3.2425%	260,030

139,700,000	—	1/8/14	2.375%	3 month USD-
				LIBOR-BBA	(6,263,513)

12,112,000	—	8/31/13	3 month USD-
			LIBOR-BBA	0.4925%	(16,006)

3,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(90,444)

13,531,400	—	9/12/13	3 month USD-
			LIBOR-BBA	0.5%	(17,495)

7,120,900	—	9/12/21	3 month USD-
			LIBOR-BBA	2.2125%	78,472

4,507,400	—	9/12/41	3.065%	3 month USD-
				LIBOR-BBA	(357,481)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$4,028,000	$—	9/14/16	1.175%	3 month USD-
					LIBOR-BBA	$12,112

	1,292,404	(41,357)	8/25/41	3 month USD-
				LIBOR-BBA	4.09%	342,008

EUR	20,950,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(2,620,777)

KRW 2,029,000,000		—	8/16/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.42%	(2,087)

KRW 2,024,000,000		—	5/9/16	4.115%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(50,988)

KRW 2,024,000,000		—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(52,640)

KRW 2,007,000,000		—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(52,509)

MXN	30,380,000	—	7/17/20	1 month MXN-
				TIIE-BANXICO	6.95%	43,184

Goldman Sachs International
	$6,001,500	—	9/19/20	2.13375%	3 month USD-
					LIBOR-BBA	(74,506)

	5,892,500	—	9/19/13	3 month USD-
				LIBOR-BBA	0.515%	(6,258)

	1,950,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.05%	147,439

	636,000	—	9/20/41	3.065%	3 month USD-
					LIBOR-BBA	(50,053)

	16,400,000	—	6/7/41	3 month USD-
				LIBOR-BBA	3.97%	4,575,925

	10,523,700	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	14,723

	2,847,000	—	9/21/21	3 month USD-
				LIBOR-BBA	2.188%	22,975

	10,315,900	—	9/23/13	3 month USD-
				LIBOR-BBA	0.4525%	(24,226)

	6,468,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.50625%	(8,469)

	2,670,000	—	9/26/21	3 month USD-
				LIBOR-BBA	1.93875%	(40,852)

	4,590,023	(166,847)	9/29/41	3 month USD-
				LIBOR-BBA	3.99%	1,084,170

	2,599,000	—	7/1/14	1.105%	3 month USD-
					LIBOR-BBA	(35,480)

	339,000	—	9/28/41	2.69625%	3 month USD-
					LIBOR-BBA	(198)

INTEREST RATE SWAP. CONTRACTS. OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$16,844,000	$—	9/28/13	3 month USD-
			LIBOR-BBA	0.5125%	$(20,845)

1,906,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.15125%	7,775

1,449,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.558%	(536)

601,000	—	7/1/41	3 month USD-
			LIBOR-BBA	4.02625%	173,171

75,069,500	(31,911)	7/20/16	3 month USD-
			LIBOR-BBA	1.79%	2,266,776

41,000	—	7/21/41	3.935%	3 month USD-
				LIBOR-BBA	(10,951)

4,033,000	—	7/21/13	3 month USD-
			LIBOR-BBA	0.665%	10,732

655,000	—	7/25/41	3.9325%	3 month USD-
				LIBOR-BBA	(174,375)

3,987,000	—	7/25/13	3 month USD-
			LIBOR-BBA	0.65625%	9,729

16,057,000	—	7/25/13	0.65625%	3 month USD-
				LIBOR-BBA	(39,183)

15,527,100 E	—	3/19/13	1.09375%	3 month USD-
				LIBOR-BBA	(77,170)

15,780,000	—	7/26/13	3 month USD-
			LIBOR-BBA	0.63%	30,087

3,671,000	—	7/26/41	3 month USD-
			LIBOR-BBA	3.93625%	979,850

8,245,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.61875%	13,701

1,626,000	—	7/28/41	3.935%	3 month USD-
				LIBOR-BBA	(433,346)

1,230,000	—	8/2/41	3.8725%	3 month USD-
				LIBOR-BBA	(311,031)

2,256,000	—	8/2/21	3.00125%	3 month USD-
				LIBOR-BBA	(196,752)

1,477,000	—	8/2/41	3.81625%	3 month USD-
				LIBOR-BBA	(355,955)

1,413,000	—	8/3/41	3.754%	3 month USD-
				LIBOR-BBA	(321,862)

12,984,000	—	8/4/13	0.58875%	3 month USD-
				LIBOR-BBA	(12,415)

1,267,000	—	8/4/41	3.718%	3 month USD-
				LIBOR-BBA	(278,830)

1,382,000	—	8/4/41	3.711%	3 month USD-
				LIBOR-BBA	(302,105)

1,350,000	—	8/4/41	3.6225%	3 month USD-
				LIBOR-BBA	(269,891)

2,464,000	—	8/5/41	3.593%	3 month USD-
				LIBOR-BBA	(477,016)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$821,000	$—	8/9/41	3.48375%	3 month USD-
					LIBOR-BBA	$(139,752)

	1,045,000	—	8/9/41	3 month USD-
				LIBOR-BBA	3.54%	190,267

	977,000	—	8/10/41	3.435%	3 month USD-
					LIBOR-BBA	(156,173)

	7,557,800	—	8/15/41	3.2475%	3 month USD-
					LIBOR-BBA	(905,999)

	2,244,700	—	8/15/41	3.365%	3 month USD-
					LIBOR-BBA	(324,710)

	7,660,400	—	8/16/21	3 month USD-
				LIBOR-BBA	2.47%	283,028

	1,800,000	—	8/18/21	2.3425%	3 month USD-
					LIBOR-BBA	(45,036)

	2,345,000	—	8/19/21	2.37125%	3 month USD-
					LIBOR-BBA	(64,682)

	1,143,000	—	8/19/41	3 month USD-
				LIBOR-BBA	3.315%	152,915

	410,000	—	8/24/41	3 month USD-
				LIBOR-BBA	3.075%	33,946

	560,000	—	8/24/21	2.2625%	3 month USD-
					LIBOR-BBA	(9,598)

	6,560,000	—	8/24/16	3 month USD-
				LIBOR-BBA	1.235%	8,224

	17,547,000	—	8/30/13	3 month USD-
				LIBOR-BBA	0.48375%	(26,416)

	3,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(90,444)

	48,327,300	139,672	5/9/21	3.3%	3 month USD-
					LIBOR-BBA	(5,781,717)

	10,565,400	67,507	5/9/41	4.09%	3 month USD-
					LIBOR-BBA	(3,177,475)

	952,000	—	9/1/20	2.225%	3 month USD-
					LIBOR-BBA	(20,490)

	956,000	—	9/1/41	3.195%	3 month USD-
					LIBOR-BBA	(102,790)

	862,000	—	9/1/13	3 month USD-
				LIBOR-BBA	0.4975%	(1,085)

	1,222,000	—	9/6/21	2.2575%	3 month USD-
					LIBOR-BBA	(19,110)

	1,913,000	—	9/13/21	2.16625%	3 month USD-
					LIBOR-BBA	(12,806)

	315,000	—	9/13/41	3 month USD-
				LIBOR-BBA	3.023%	22,174

EUR	6,910,000	—	6/21/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.632%	158,710

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	2,300,000	$—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	$3,442

EUR	20,800,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	31,125

EUR	11,940,000	—	5/26/13	2.224%	6 month EUR-
					EURIBOR-
					REUTERS	(222,168)

GBP	4,660,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	8,882

GBP	2,430,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	(39,996)

GBP	4,403,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	21,805

GBP	4,229,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(235,068)

GBP	4,228,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(198,552)

KRW	3,491,000,000	—	9/19/16	3.395%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	6,824

KRW	3,164,000,000	—	7/11/16	4.035%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(73,224)

KRW	1,940,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(49,367)

KRW	3,689,303,000	—	8/2/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.845%	57,654

SEK	4,020,000	—	9/9/21	2.65%	3 month SEK-
					STIBOR-SIDE	(8,645)

JPMorgan Chase Bank, N.A.
	$8,374,100	25,771	2/18/41	4.43%	3 month USD-
					LIBOR-BBA	(3,035,829)

	8,686,500	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	1,783,350

	33,500,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(191,285)

	14,200,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(83,496)

	118,568,000	—	3/5/18	4.325%	3 month USD-
					LIBOR-BBA	(20,391,881)

	5,993,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.51375%	(7,089)

	16,683,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(18,393)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$1,968,000	$(65,928)	9/8/41	3 month USD-
			LIBOR-BBA	4.0275%	$489,577

38,200,000	—	6/10/13	3 month USD-
			LIBOR-BBA	0.5775%	74,141

9,400,000	—	6/10/21	3.061%	3 month USD-
				LIBOR-BBA	(918,101)

400,000	—	6/10/41	3.933%	3 month USD-
				LIBOR-BBA	(108,372)

5,384,000	—	7/19/21	3.074%	3 month USD-
				LIBOR-BBA	(511,828)

3,959,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.18%	26,608

1,680,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.203%	14,718

3,168,000	—	10/3/21	3 month USD-
			LIBOR-BBA	2.184%	21,289

5,444,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.58%	230

29,819,800	41,794	8/3/15	1.23%	3 month USD-
				LIBOR-BBA	(331,851)

1,127,000	—	8/8/41	3.466%	3 month USD-
				LIBOR-BBA	(187,700)

676,000	—	8/8/41	3.4275%	3 month USD-
				LIBOR-BBA	(107,093)

624,000	—	8/9/41	3.485%	3 month USD-
				LIBOR-BBA	(106,376)

33,768,600	3,827	8/19/13	3 month USD-
			LIBOR-BBA	0.44%	(70,940)

1,564,000	—	8/23/21	2.243%	3 month USD-
				LIBOR-BBA	(24,132)

3,452,000	—	8/23/41	3 month USD-
			LIBOR-BBA	3.088%	295,565

1,313,000	—	8/30/21	3 month USD-
			LIBOR-BBA	2.4225%	41,143

9,689,600	—	8/31/13	3 month USD-
			LIBOR-BBA	0.5%	(11,359)

711,000	—	9/2/21	3 month USD-
			LIBOR-BBA	2.35%	17,419

18,908,000	1,187,422	7/26/21	4.525%	3 month USD-
				LIBOR-BBA	(3,136,067)

28,362,000	1,794,818	7/27/21	4.745%	3 month USD-
				LIBOR-BBA	(5,265,146)

1,296,000	—	9/2/41	3 month USD-
			LIBOR-BBA	3.187%	137,057

5,529,000	—	9/14/21	3 month USD-
			LIBOR-BBA	2.124%	15,045

5,608,000	—	9/14/21	2.1575%	3 month USD-
				LIBOR-BBA	(32,565)

362,000	—	9/15/41	2.984%	3 month USD-
				LIBOR-BBA	(22,452)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$1,025,000	$—	9/19/21	3 month USD-
				LIBOR-BBA	2.266%	$15,784

	932,000	—	9/19/16	3 month USD-
				LIBOR-BBA	1.231%	(537)

CAD	3,139,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	6,494

CAD	5,109,000	—	9/21/21	3 month CAD-
				BA-CDOR	2.3911%	(10,570)

CAD	2,470,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	5,110

CAD	1,230,000	—	9/27/21	3 month CAD-
				BA-CDOR	2.415%	(444)

EUR	15,910,000	—	6/13/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.74%	403,631

EUR	15,910,000	—	6/13/13	1.9865%	3 month EUR-
					EURIBOR-
					REUTERS	(387,644)

JPY	531,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(273,519)

JPY	982,870,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(142,380)

JPY	980,150,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	90,078

JPY	372,000,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	153,124

JPY	500,100,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(102,764)

JPY	173,000,000	—	9/12/21	1.02375%	6 month JPY-
					LIBOR-BBA	(2,307)

MXN	10,354,000	—	9/11/20	6.82%	1 month MXN-
					TIIE-BANXICO	(6,221)

MXN	13,389,000	—	9/14/20	6.82%	1 month MXN-
					TIIE-BANXICO	(7,956)

MXN	4,340,000	—	7/16/20	1 month MXN-
				TIIE-BANXICO	6.99%	7,109

MXN	49,187,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	72,918

MXN	7,830,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	1,008

UBS, AG
AUD	3,441,000	—	9/27/21	6 month AUD-
				BBR-BBSW	4.79%	(8,339)

AUD	3,075,000	—	9/27/16	4.46%	6 month AUD-
					BBR-BBSW	2,311

CHF	16,257,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(223,265)

Total						$(38,084,729)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	362,176	7/30/12	3 month USD-	A basket (GDX)	$(1,051,098)
			LIBOR-BBA	of common stocks

Barclays Bank PLC
	$4,700,000	4/7/16	(2.63%)	USA Non Revised	(168,942)
				Consumer Price
				Index - Urban (CPI-U)

	1,587,637	1/12/40	4.50% (1 month	Synthetic MBX	(1,889)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

	2,279,942	1/12/41	5.00% (1 month	Synthetic MBX	(6,395)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	1,370,736	1/12/41	5.00% (1 month	Synthetic MBX	(3,845)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	258,012	1/12/41	4.50% (1 month	Synthetic MBX	(428)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

	285,463	1/12/40	5.00% (1 month	Synthetic MBX	(756)
			USD-LIBOR)	Index 5.00%
				year Fannie Mae
				30 pools

	926,502	1/12/40	5.00% (1 month	Synthetic MBX	(2,453)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	671,803	1/12/40	5.00% (1 month	Synthetic MBX	(1,778)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	267,043	1/12/39	5.50% (1 month	Synthetic TRS	(4,946)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

	1,499,433	1/12/41	5.00% (1 month	Synthetic TRS	(31,458)
			USD-LIBOR)	Index 5.00%
				30 year Ginnie
				Mae II pools

	226,099	1/12/40	(5.00%) 1 month	Synthetic TRS	3,117
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
	96,388	1/12/39	(5.50%) 1 month	Synthetic TRS	1,785
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
units	326	4/11/12	3 month USD-	Russell 1000	$42,968
			LIBOR-BBA	Total Return Index
			minus 0.05%

	$1,053,813	1/12/41	5.00% (1 month	Synthetic MBX	(2,956)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	974,416	1/12/41	(4.50%) 1 month	Synthetic MBX	1,616
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

	1,030,433	1/12/41	5.00% (1 month	Synthetic MBX	(2,890)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

baskets	925	4/11/12	(3 month USD-	A basket	(8,963,002)
			LIBOR-BBA	(CGPUTQL1)
			plus 0.10%)	of common stocks

GBP	5,450,000	5/18/13	(3.38%)	GBP Non-revised	103,065
				UK Retail Price
				Index

units	20,628	4/11/12	3 month USD-	Russell 2000	10,914,075
			LIBOR-BBA	Total Return Index
			minus 0.05%

units	861	4/11/12	(3 month USD-	Russell 2000	472,126
			LIBOR-BBA)	Total Return Index

Credit Suisse International
	$1,041,801	1/12/41	4.50% (1 month	Synthetic MBX	(1,728)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

	5,877,451	1/12/41	4.50% (1 month	Synthetic MBX	(7,012)
			USD-LIBOR)	Index 4.50%
				30 year Ginnie
				Mae II pools

	105,886	1/12/40	5.00% (1 month	Synthetic TRS	(1,460)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	99,153	1/12/39	(5.50%) 1 month	Synthetic TRS	1,836
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
	2,690,000	3/1/16	2.47%	USA Non Revised	58,992
				Consumer Price
				Index - Urban (CPI-U)

	2,017,500	3/3/16	2.45%	USA Non Revised	42,388
				Consumer Price
				Index - Urban (CPI-U)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$71,501	1/12/39	(5.50%) 1 month	Synthetic TRS	$1,324
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

	248,259	1/12/41	4.50% (1 month	Synthetic MBX	(412)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

JPMorgan Chase Bank, N.A.
shares	804,010	10/20/11	(3 month USD-	iShares MSCI	(9,559,316)
			LIBOR-BBA plus	Emerging Markets
			5 bp)	Index

Total					$(8,169,472)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/11

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
DJ CDX NA HY Series
17 Version 1 Index	B+	$57,569	$610,000	12/20/16	500 bp	$(16,292)

Citibank, N.A.
DJ CDX EM Series 11
Index	—	(8,100)	300,000	6/20/14	(500 bp)	(25,591)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(13,976)	1,570,000	12/20/19	(100 bp)	248,700

DJ CDX NA HY Series
17 Version 1 Index	B+	2,527,603	25,435,000	12/20/16	500 bp	(552,152)

Deutsche Bank AG
DJ CDX EM Series 11
Index	—	(37,840)	1,720,000	6/20/14	(500 bp)	(138,124)

DJ CDX NA HY Series
17 Version 1 Index	B+	4,485,075	42,715,000	12/20/16	500 bp	(686,999)

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 580,000	9/20/13	715 bp	60,164

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 800,000	9/20/13	477 bp	30,365

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 800,000	9/20/13	535 bp	42,335

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	$—	$605,000	9/20/13	495 bp	$26,042

Lighthouse
International Co,
SA, 8%, 4/30/14	Ca	—	EUR 745,000	3/20/13	680 bp	(711,510)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series
17 Version 1 Index	B+	1,712,729	$17,235,000	12/20/16	500 bp	(374,144)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(25,334)	EUR 2,129,000	12/20/14	(500 bp)	109,486

Total						$(1,987,720)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2011.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$17,037,321	$10,876,529	$—

Capital goods	22,834,593	9,045,377	40,445

Communication services	21,323,272	6,660,051	—

Conglomerates	5,007,308	1,686,261	—

Consumer cyclicals	48,980,423	12,966,799	765

Consumer staples	37,182,768	13,622,519	—

Energy	39,709,054	8,518,441	—

Financials	51,161,289	20,584,303	—

Health care	49,988,161	10,658,520	—

Technology	64,287,447	4,816,194	—

Transportation	2,784,411	2,817,999	—

Utilities and power	13,072,120	4,701,519	—

Total common stocks	373,368,167	106,954,512	41,210

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$22,688,509	$—

Commodity linked notes	—	16,348,134	—

Convertible bonds and notes	—	412,092	—

Convertible preferred stocks	—	724,562	—

Corporate bonds and notes	—	221,509,433	178,130

Foreign government bonds and notes	—	12,869,361	—

Investment companies	47,678,703	—	—

Mortgage-backed securities	—	54,225,178	—

Municipal bonds and notes	—	434,539	—

Preferred stocks	—	616,760	—

Purchased options outstanding	—	21,519,300	—

Senior loans	—	6,962,645	—

U.S. Government and agency mortgage obligations	—	178,450,898	—

U.S. Treasury obligations	—	2,227,318	—

Warrants	—	426	12,182

Short-term investments	257,801,636	220,706,135	—

Totals by level	$678,848,506	$866,649,802	$231,522

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,112,706	$—

Futures contracts	(4,776,128)	—	—

Written options	—	(29,526,616)	—

TBA sale commitments	—	(5,389,687)	—

Interest rate swap contracts	—	(42,107,140)	—

Total return swap contracts	—	(8,169,472)	—

Credit default contracts	—	(10,685,446)	—

Totals by level	$(4,776,128)	$(92,765,655)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 9/30/11

ASSETS

Investment in securities, at value, including $47,381,780 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,242,665,596)	$1,244,226,090
Affiliated issuers (identified cost $301,503,740) (Notes 1 and 6)	301,503,740

Cash	236,442

Foreign currency (cost $405,748) (Note 1)	395,779

Dividends, interest and other receivables	7,211,249

Receivable for shares of the fund sold	5,006,180

Receivable for investments sold	23,379,548

Receivable for sales of delayed delivery securities (Note 1)	5,605,815

Unrealized appreciation on swap contracts (Note 1)	88,889,946

Unrealized appreciation on forward currency contracts (Note 1)	11,377,203

Premium paid on swap contracts (Note 1)	958,067

Total assets	1,688,790,059

LIABILITIES

Payable for variation margin (Note 1)	1,922,539

Payable for investments purchased	18,007,831

Payable for purchases of delayed delivery securities (Note 1)	177,492,738

Payable for shares of the fund repurchased	12,919,934

Payable for compensation of Manager (Note 2)	562,267

Payable for investor servicing fees (Note 2)	205,540

Payable for custodian fees (Note 2)	121,199

Payable for Trustee compensation and expenses (Note 2)	253,522

Payable for administrative services (Note 2)	6,367

Payable for distribution fees (Note 2)	753,378

Unrealized depreciation on forward currency contracts (Note 1)	8,264,497

Written options outstanding, at value (premiums received $18,731,356) (Notes 1 and 3)	29,526,616

Premium received on swap contracts (Note 1)	13,678,204

Unrealized depreciation on swap contracts (Note 1)	137,131,867

TBA sale commitments, at value (proceeds receivable $5,406,836) (Note 1)	5,389,687

Collateral on securities loaned, at value (Note 1)	49,737,104

Collateral on certain derivative contracts, at value (Note 1)	8,743,234

Other accrued expenses	319,939

Total liabilities	465,036,463

Net assets	$1,223,753,596

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,514,818,965

Distributions in excess of net investment income (Note 1)	(5,890,344)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(226,107,136)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(59,067,889)

Total — Representing net assets applicable to capital shares outstanding	$1,223,753,596

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($843,217,704 divided by 84,416,598 shares)	$9.99

Offering price per class A share (100/94.25 of $9.99)*	$10.60

Net asset value and offering price per class B share ($88,888,015 divided by 8,932,743 shares)**	$9.95

Net asset value and offering price per class C share ($91,254,376 divided by 9,316,203 shares)**	$9.80

Net asset value and redemption price per class M share ($19,151,471 divided by 1,919,673 shares)	$9.98

Offering price per class M share (100/96.50 of $9.98)*	$10.34

Net asset value, offering price and redemption price per class R share
($10,065,847 divided by 1,014,079 shares)	$9.93

Net asset value, offering price and redemption price per class Y share
($171,176,183 divided by 17,116,314 shares)	$10.00

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Year ended 9/30/11

INVESTMENT INCOME

Interest (net of foreign tax of $28,131) (including interest income of $313,457 from investments
in affiliated issuers) (Note 6)	$27,825,155

Dividends (net of foreign tax of $427,934)	13,599,262

Securities lending (Note 1)	192,066

Total investment income	41,616,483

EXPENSES

Compensation of Manager (Note 2)	7,450,885

Investor servicing fees (Note 2)	2,946,188

Custodian fees (Note 2)	265,029

Trustee compensation and expenses (Note 2)	121,424

Administrative services (Note 2)	41,149

Distribution fees — Class A (Note 2)	2,422,145

Distribution fees — Class B (Note 2)	1,101,519

Distribution fees — Class C (Note 2)	1,045,861

Distribution fees — Class M (Note 2)	170,159

Distribution fees — Class R (Note 2)	55,431

Other	597,493

Total expenses	16,217,283

Expense reduction (Note 2)	(56,069)

Net expenses	16,161,214

Net investment income	25,455,269

Net realized gain on investments (net of foreign tax of $1,144) (Notes 1 and 3)	62,336,635

Net realized loss on swap contracts (Note 1)	(1,437,875)

Net realized gain on futures contracts (Note 1)	4,168,191

Net realized loss on foreign currency transactions (Note 1)	(14,574,811)

Net realized gain on written options (Notes 1 and 3)	7,064,067

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	134,836

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	(87,741,455)

Net loss on investments	(30,050,412)

Net decrease in net assets resulting from operations	$(4,595,143)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

DECREASE IN NET ASSETS	Year ended 9/30/11	Year ended 9/30/10

Operations:
Net investment income	$25,455,269	$36,410,717

Net realized gain on investments
and foreign currency transactions	57,556,207	118,814,595

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(87,606,619)	9,944,440

Net increase (decrease) in net assets resulting from operations	(4,595,143)	165,169,752

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(35,840,251)	(50,491,977)

Class B	(3,326,863)	(5,893,436)

Class C	(3,170,220)	(4,753,250)

Class M	(740,848)	(1,124,193)

Class R	(380,070)	(472,911)

Class Y	(7,197,201)	(12,724,308)

Increase in capital from settlement payments (Note 8)	123,114	—

Redemption fees (Note 1)	—	1,319

Decrease from capital share transactions (Note 4)	(66,213,432)	(206,070,679)

Total decrease in net assets	(121,340,914)	(116,359,683)

NET ASSETS

Beginning of year	1,345,094,510	1,461,454,193

End of year (including distributions in excess of net investment income of $5,890,344 and undistributed net investment income
of $17,808,101, respectively)	$1,223,753,596	$1,345,094,510

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

													Ratio
													of expenses
													to average	Ratio
	Net asset		Net realized									Ratio	net assets	of net investment
	value,		and unrealized	Total from	From			Non-recurring		Total return	Net assets,	of expenses	excluding	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	reimburse-	Net asset value,	at net asset	end of period	to average	interest expense	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	ments	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	(%) [c]	net assets (%)	turnover (%) [d]

Class A
September 30, 2011	$10.47	.21	(.28)	(.07)	(.41)	(.41)	—	— [e]	$9.99	(.92)	$843,218	1.06	1.06	1.91	158
September 30, 2010	9.82	.27	.94	1.21	(.56)	(.56)	— [f]	—	10.47	12.62	931,461	1.10 [g]	1.10 [g]	2.71 [g]	138
September 30, 2009	10.01	.21	.05 [h]	.26	(.45)	(.45)	— [f]	—	9.82	3.79	927,285	1.23 [g,i]	1.13 [g]	2.54 [g]	201
September 30, 2008	12.74	.36	(2.81)	(2.45)	(.28)	(.28)	— [f]	—	10.01	(19.45)	1,142,882	1.09 [g]	1.09 [g]	3.07 [g]	124
September 30, 2007	11.86	.27	.83	1.10	(.22)	(.22)	— [f]	—	12.74	9.36	1,619,706	1.06 [g]	1.06 [g]	2.19 [g]	107

Class B
September 30, 2011	$10.43	.13	(.29)	(.16)	(.32)	(.32)	—	— [e]	$9.95	(1.71)	$88,888	1.81	1.81	1.15	158
September 30, 2010	9.78	.20	.93	1.13	(.48)	(.48)	— [f]	—	10.43	11.80	114,661	1.85 [g]	1.85 [g]	1.97 [g]	138
September 30, 2009	9.96	.14	.07 [h]	.21	(.39)	(.39)	— [f]	—	9.78	3.10	131,854	1.98 [g,i]	1.88 [g]	1.76 [g]	201
September 30, 2008	12.66	.27	(2.78)	(2.51)	(.19)	(.19)	— [f]	—	9.96	(19.99)	191,536	1.84 [g]	1.84 [g]	2.30 [g]	124
September 30, 2007	11.78	.18	.83	1.01	(.13)	(.13)	— [f]	—	12.66	8.58	311,754	1.81 [g]	1.81 [g]	1.43 [g]	107

Class C
September 30, 2011	$10.28	.13	(.28)	(.15)	(.33)	(.33)	—	— [e]	$9.80	(1.68)	$91,254	1.81	1.81	1.16	158
September 30, 2010	9.65	.19	.92	1.11	(.48)	(.48)	— [f]	—	10.28	11.79	98,134	1.85 [g]	1.85 [g]	1.96 [g]	138
September 30, 2009	9.85	.15	.04 [h]	.19	(.39)	(.39)	— [f]	—	9.65	2.97	99,579	1.98 [g,i]	1.88 [g]	1.79 [g]	201
September 30, 2008	12.53	.27	(2.76)	(2.49)	(.19)	(.19)	— [f]	—	9.85	(20.01)	118,179	1.84 [g]	1.84 [g]	2.32 [g]	124
September 30, 2007	11.66	.18	.82	1.00	(.13)	(.13)	— [f]	—	12.53	8.64	162,251	1.81 [g]	1.81 [g]	1.43 [g]	107

Class M
September 30, 2011	$10.46	.15	(.28)	(.13)	(.35)	(.35)	—	— [e]	$9.98	(1.44)	$19,151	1.56	1.56	1.41	158
September 30, 2010	9.81	.22	.93	1.15	(.50)	(.50)	— [f]	—	10.46	12.08	23,600	1.60 [g]	1.60 [g]	2.20 [g]	138
September 30, 2009	10.00	.17	.05 [h]	.22	(.41)	(.41)	— [f]	—	9.81	3.27	22,010	1.73 [g,i]	1.63 [g]	2.04 [g]	201
September 30, 2008	12.72	.30	(2.80)	(2.50)	(.22)	(.22)	— [f]	—	10.00	(19.82)	27,475	1.59 [g]	1.59 [g]	2.58 [g]	124
September 30, 2007	11.84	.21	.83	1.04	(.16)	(.16)	— [f]	—	12.72	8.83	38,124	1.56 [g]	1.56 [g]	1.68 [g]	107

Class R
September 30, 2011	$10.41	.18	(.28)	(.10)	(.38)	(.38)	—	— [e]	$9.93	(1.18)	$10,066	1.31	1.31	1.66	158
September 30, 2010	9.77	.25	.92	1.17	(.53)	(.53)	— [f]	—	10.41	12.32	9,614	1.35 [g]	1.35 [g]	2.45 [g]	138
September 30, 2009	9.97	.19	.04 [h]	.23	(.43)	(.43)	— [f]	—	9.77	3.45	7,476	1.48 [g,i]	1.38 [g]	2.31 [g]	201
September 30, 2008	12.69	.33	(2.79)	(2.46)	(.26)	(.26)	— [f]	—	9.97	(19.62)	6,667	1.34 [g]	1.34 [g]	2.83 [g]	124
September 30, 2007	11.79	.24	.83	1.07	(.17)	(.17)	— [f]	—	12.69	9.13	5,151	1.31 [g]	1.31 [g]	1.95 [g]	107

Class Y
September 30, 2011	$10.49	.24	(.29)	(.05)	(.44)	(.44)	—	— [e]	$10.00	(.76)	$171,176.81		.81	2.16	158
September 30, 2010	9.83	.30	.94	1.24	(.58)	(.58)	— [f]	—	10.49	12.98	167,625	.85 [g]	.85 [g]	2.99 [g]	138
September 30, 2009	10.03	.24	.03 [h]	.27	(.47)	(.47)	— [f]	—	9.83	3.96	273,251	.98 [g,i]	.88 [g]	2.88 [g]	201
September 30, 2008	12.76	.39	(2.81)	(2.42)	(.31)	(.31)	— [f]	—	10.03	(19.20)	231,078	.84 [g]	.84 [g]	3.33 [g]	124
September 30, 2007	11.88	.30	.84	1.14	(.26)	(.26)	— [f]	—	12.76	9.61	238,397	.81 [g]	.81 [g]	2.43 [g]	107

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

120	121

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Portfolio turnover excludes dollar roll transactions.

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

f Amount represents less than $0.01 per share.

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.12

September 30, 2008	<0.01

September 30, 2007	0.01

h The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

i Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.10% of average net assets as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 9/30/11

Note 1: Significant accounting policies

Putnam Dynamic Asset Allocation Balanced Fund (the fund) (which will change its name from Putnam Asset Allocation: Balanced Portfolio on November 30, 2011) is a diversified series of Putnam Asset Allocation Funds (the Trust) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks total return. Total return is composed of capital appreciation and income. The fund invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund also invests in a diversified portfolio of fixed income investments, including U.S. and foreign government obligations, corporate obligations and secu-ritized debt instruments (such as mortgage-backed investments). The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. The fund may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from October 1, 2010 through September 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period is indicative of the volume of activity during the reporting period.

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned and to enhance the return on a security owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $283,000,000 on purchased options contracts for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $636,100,000 on forward currency contracts for the reporting period.

J) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $182,800,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,926,800,000 on interest rate swap contracts for the reporting period.

L) Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

M) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,611,515 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterpar-ties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $78,872,217 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $73,470,178.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $47,392,891. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities. The fund received cash collateral of $49,737,104.

R) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

S) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

T) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At September 30, 2011, the fund had a capital loss carryover of $220,537,675 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$140,792,818	September 30, 2017

79,744,857	September 30, 2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending September 30, 2012 $13,840,859 of losses recognized during the period from November 1, 2010 to September 30, 2011.

U) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, the expiration of a capital loss carryover, unrealized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $1,501,739 to decrease distributions in excess of net investment income and $32,062,708 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $30,560,969.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$84,363,955
Unrealized depreciation	(92,711,861)

Net unrealized depreciation	(8,347,906)
Capital loss carryforward	(220,537,675)
Post-October loss	(13,840,859)
Cost for federal income tax purposes	$1,554,077,736

V) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion,
0.445%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $5,278 under the expense offset arrangements and by $50,791 under the brokerage/ service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $981, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $201,089 and $1,970 from the sale of class A and class M shares, respectively, and received $103,395 and $5,578 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $15 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,651,433,979 and $1,763,301,185, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $1,005,000 and $1,008,594, respectively.

Written option transactions during the reporting period are summarized as follows:

			Written		Written
		Written swap	swap option	Written equity	equity option
		option contract	premiums	option contract	premiums
		amounts	received	amounts	received
Written options outstanding
at the beginning of the	USD	345,334,000	$19,277,569	—	$—
reporting period	CHF	—	—	—	—

Options opened	USD	470,906,838	20,010,216	693,408	790,485
	CHF	56,200,000	61,358	—	—

Options exercised	USD	(300,831,174)	(16,171,560)	—	—
	CHF	—	—	—	—

Options expired	USD	(7,840,500)	(358,311)	—	—
	CHF	—	—	—	—

Options closed	USD	(99,729,200)	(4,045,420)	(693,408)	(790,485)
	CHF	(42,150,000)	(42,496)	—	—

Written options outstanding
at the end of the	USD	407,839,964	$18,712,494	—	$—
reporting period	CHF	14,050,000	$18,862	—	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized.

Transactions in capital shares were as follows:

	Year ended 9/30/11		Year ended 9/30/10

Class A	Shares	Amount	Shares	Amount

Shares sold	12,656,859	$140,048,356	12,994,333	$132,158,642

Shares issued in connection with
reinvestment of distributions	3,120,612	33,702,218	4,810,030	48,155,840

	15,777,471	173,750,574	17,804,363	180,314,482

Shares repurchased	(20,292,861)	(225,488,831)	(23,261,768)	(235,300,166)

Net decrease	(4,515,390)	$(51,738,257)	(5,457,405)	$(54,985,684)

	Year ended 9/30/11		Year ended 9/30/10

Class B	Shares	Amount	Shares	Amount

Shares sold	1,114,460	$12,262,452	1,343,801	$13,607,180

Shares issued in connection with
reinvestment of distributions	282,899	3,039,823	562,528	5,590,453

	1,397,359	15,302,275	1,906,329	19,197,633

Shares repurchased	(3,458,907)	(38,094,803)	(4,394,838)	(44,438,525)

Net decrease	(2,061,548)	$(22,792,528)	(2,488,509)	$(25,240,892)

	Year ended 9/30/11		Year ended 9/30/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,847,500	$20,037,087	1,419,778	$14,165,406

Shares issued in connection with
reinvestment of distributions	264,718	2,802,074	428,450	4,203,890

	2,112,218	22,839,161	1,848,228	18,369,296

Shares repurchased	(2,342,774)	(25,274,466)	(2,620,452)	(26,078,877)

Net decrease	(230,556)	$(2,435,305)	(772,224)	$(7,709,581)

	Year ended 9/30/11		Year ended 9/30/10

Class M	Shares	Amount	Shares	Amount

Shares sold	207,031	$2,279,460	350,396	$3,558,027

Shares issued in connection with
reinvestment of distributions	65,702	708,102	106,958	1,067,847

	272,733	2,987,562	457,354	4,625,874

Shares repurchased	(609,822)	(6,737,090)	(443,943)	(4,497,150)

Net increase (decrease)	(337,089)	$(3,749,528)	13,411	$128,724

	Year ended 9/30/11		Year ended 9/30/10

Class R	Shares	Amount	Shares	Amount

Shares sold	333,038	$3,629,499	444,307	$4,444,337

Shares issued in connection with
reinvestment of distributions	35,151	377,200	44,281	440,976

	368,189	4,006,699	488,588	4,885,313

Shares repurchased	(277,429)	(3,037,767)	(330,181)	(3,341,383)

Net increase	90,760	$968,932	158,407	$1,543,930

	Year ended 9/30/11		Year ended 9/30/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	5,965,085	$65,875,452	5,750,504	$58,260,233

Shares issued in connection with
reinvestment of distributions	662,614	7,161,981	1,268,554	12,684,504

	6,627,699	73,037,433	7,019,058	70,944,737

Shares repurchased	(5,492,896)	(59,504,179)	(18,824,786)	(190,751,913)

Net increase (decrease)	1,134,803	$13,533,254	(11,805,728)	$(119,807,176)

At the close of the reporting period, a shareholder of record owned 5.1% of the outstanding shares of the fund.

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$556,402	Payables	$11,241,848

Foreign exchange
contracts	Receivables	11,377,203	Payables	8,264,497

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation/		Unrealized appreciation/
Equity contracts	(depreciation)	18,971,497*	(depreciation)	34,529,874*

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate	appreciation/		Unrealized appreciation/
contracts	(depreciation)	102,091,515*	(depreciation)	149,580,586*

Total		$132,996,617		$203,616,805

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$1,658,196	$1,658,196

Foreign exchange
contracts	—	—	—	(14,324,849)	—	$(14,324,849)

Equity contracts	7,349,294	(180,742)	11,052,586	—	10,880,557	$29,101,695

Interest rate contracts	(2,351,181)	—	(6,884,395)	—	(13,976,628)	$(23,212,204)

Total	$4,998,113	$(180,742)	$4,168,191	$(14,324,849)	$(1,437,875)	$(6,777,162)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(2,570,096)	$(2,570,096)

Foreign exchange
contracts	—	—	—	47,843	—	$47,843

Equity contracts	—	185,655	(10,547,166)	—	(15,531,660) $(25,893,171)

Interest rate contracts	(851,959)	—	790,940	—	23,510,303	$23,449,284

Total	$(851,959)	$185,655	$(9,756,226)	$47,843	$5,408,547	$(4,966,140)

† For the reporting period, the transaction volume for warrants was minimal.

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $313,457 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,104,293,227 and $1,130,357,481, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $120,127 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $2,987 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Asset Allocation Funds and Shareholders of
Putnam Asset Allocation: Conservative Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Asset Allocation: Conservative Portfolio (the “fund”) at September 30, 2011 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 15, 2011

21

The fund’s portfolio 9/30/11

COMMON STOCKS (27.6%)*	Shares	Value

Basic materials (1.6%)
Agrium, Inc. (Canada)	201	$13,399

Albemarle Corp.	8,100	327,240

Andersons, Inc. (The)	2,988	100,576

Archer Daniels-Midland Co.	682	16,920

Arkema (France)	171	9,947

BASF SE (Germany)	3,432	208,587

BHP Billiton, Ltd. (Australia)	13,134	437,482

Black Earth Farming, Ltd. SDR (Sweden) †	2,463	6,183

Boise, Inc.	8,694	44,948

Cambrex Corp. †	5,359	27,009

CF Industries Holdings, Inc.	136	16,781

China Agri-Industries Holdings, Ltd. (China)	10,000	6,142

China BlueChemical, Ltd. (China)	10,000	7,644

Cresud S.A.C.I.F. y A. ADR (Argentina)	503	5,442

Cytec Industries, Inc.	5,700	200,298

Domtar Corp. (Canada)	2,500	170,425

Fletcher Building, Ltd. (New Zealand)	24,482	142,436

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	22,900	697,305

Georgia Gulf Corp. †	1,051	14,535

Gold Resource Corp. S	1,458	24,276

Golden Agri-Resources, Ltd. (Singapore)	25,000	11,493

GrainCorp, Ltd. (Australia)	1,402	9,664

Incitec Pivot, Ltd. (Australia)	4,025	12,510

Innophos Holdings, Inc.	2,472	98,559

Innospec, Inc. †	1,303	31,546

International Flavors & Fragrances, Inc.	7,300	410,406

Intrepid Potash, Inc. †	320	7,958

K&S AG (Germany)	1,130	59,513

KapStone Paper and Packaging Corp. †	4,732	65,727

Koninklijke DSM NV (Netherlands)	4,904	213,566

Koppers Holdings, Inc.	1,670	42,769

KWS Saat AG (Germany)	26	4,835

L.B. Foster Co. Class A	780	17,339

Layne Christensen Co. †	2,159	49,873

LyondellBasell Industries NV Class A (Netherlands)	1,558	38,062

MeadWestvaco Corp.	15,111	371,126

Minerals Technologies, Inc.	679	33,454

Monsanto Co.	8,821	529,613

Mosaic Co. (The)	235	11,508

NewMarket Corp.	276	41,916

Nitto Denko Corp. (Japan)	13,100	516,352

Nufarm, Ltd. (Australia) †	2,007	8,177

OM Group, Inc. † S	3,147	81,728

PolyOne Corp.	4,924	52,736

Potash Corp. of Saskatchewan, Inc. (Canada)	687	29,692

22

COMMON STOCKS (27.6%)* cont.	Shares	Value

Basic materials cont.
PPG Industries, Inc.	8,900	$628,874

PT Astra Agro Lestari Tbk (Indonesia)	3,000	6,490

Rare Element Resources, Ltd. (Canada) † S	3,873	19,675

Rio Tinto PLC (United Kingdom)	10,471	463,296

Rio Tinto, Ltd. (Australia)	9,377	550,391

Sealed Air Corp.	10,600	177,020

Sinofert Holdings, Ltd. (China)	18,000	4,592

SLC Agricola SA (Brazil)	508	4,220

Sociedad Quimica y Minera de Chile SA ADR (Chile)	463	22,136

Syngenta AG (Switzerland) †	2,300	596,495

Taiwan Fertilizer Co., Ltd. (Taiwan)	4,000	9,686

Vale Fertilizantes SA (Preference) (Brazil)	1,278	16,499

Vilmorin & Cie (France)	59	5,772

Viterra, Inc. (Canada)	1,128	11,140

voestalpine AG (Austria)	8,091	234,904

W.R. Grace & Co. †	4,384	145,987

Weyerhaeuser Co. R	13,500	209,925

Wilmar International, Ltd. (Singapore)	4,000	15,882

Yara International ASA (Norway)	389	14,891

		8,365,572
Capital goods (2.0%)
ABB, Ltd. (Switzerland) †	35,434	605,800

AGCO Corp. †	613	21,191

Aisin Seiki Co., Ltd. (Japan)	7,900	262,615

American Axle & Manufacturing Holdings, Inc. †	2,193	16,733

Applied Industrial Technologies, Inc.	2,864	77,786

Autoliv, Inc. (Sweden)	4,300	208,550

AZZ, Inc.	555	21,517

Canon, Inc. (Japan)	8,600	389,567

Cascade Corp.	1,447	48,315

Chart Industries, Inc. †	2,004	84,509

CNH Global NV (Netherlands) †	422	11,073

Deere & Co.	329	21,244

Douglas Dynamics, Inc.	1,922	24,563

Dover Corp.	14,876	693,222

Duoyuan Global Water, Inc. ADR (China) † F S	7,129	27,661

DXP Enterprises, Inc. †	1,626	30,618

Emerson Electric Co.	19,317	797,985

ESCO Technologies, Inc.	1,044	26,622

Esterline Technologies Corp. †	611	31,674

European Aeronautic Defense and Space Co. NV (France)	8,887	249,748

Exide Technologies †	3,756	15,024

Franklin Electric Co., Inc.	1,155	41,903

Generac Holdings, Inc. †	874	16,440

Hitachi, Ltd. (Japan)	134,000	666,869

Honeywell International, Inc.	21,800	957,238

Kadant, Inc. †	892	15,842

23

COMMON STOCKS (27.6%)* cont.	Shares	Value

Capital goods cont.
Lindsay Corp.	490	$26,362

LMI Aerospace, Inc. †	1,280	21,837

Lockheed Martin Corp.	10,903	791,994

LSB Industries, Inc. †	1,530	43,865

Meritor, Inc. †	1,340	9,460

Mitsubishi Electric Corp. (Japan)	62,000	549,418

NACCO Industries, Inc. Class A	202	12,807

National Presto Industries, Inc.	283	24,596

Newport Corp. †	1,220	13,188

Parker Hannifin Corp.	11,400	719,682

Polypore International, Inc. †	1,322	74,719

Powell Industries, Inc. †	1,003	31,063

Raytheon Co.	17,031	696,057

Regal-Beloit Corp.	7,300	331,274

SembCorp Industries, Ltd. (Singapore)	69,000	178,223

Singapore Technologies Engineering, Ltd. (Singapore)	28,000	59,409

SKF AB Class B (Sweden)	23,194	438,858

Societe BIC SA (France)	2,393	203,953

Standard Motor Products, Inc.	2,487	32,256

Tetra Tech, Inc. †	2,335	43,758

Thomas & Betts Corp. †	2,202	87,882

TriMas Corp. †	4,097	60,840

United Technologies Corp.	2,316	162,954

Valmont Industries, Inc.	1,189	92,671

Zebra Technologies Corp. Class A †	1,148	35,519

		10,106,954
Communication services (1.6%)
ADTRAN, Inc.	2,245	59,403

Allot Communications, Ltd. (Israel) †	1,405	13,699

American Tower Corp. Class A †	9,100	489,580

Aruba Networks, Inc. †	1,206	25,217

AT&T, Inc.	28,991	826,823

BroadSoft, Inc. †	736	22,338

BT Group PLC (United Kingdom)	224,760	603,598

Cincinnati Bell, Inc. †	27,931	86,307

Deutsche Telekom AG (Germany)	14,119	166,364

DIRECTV Class A †	21,303	900,052

EchoStar Corp. Class A †	7,817	176,742

France Telecom SA (France)	17,976	295,261

GeoEye, Inc. †	1,024	29,030

HSN, Inc. †	883	29,254

IAC/InterActiveCorp. †	22,900	905,695

InterDigital, Inc.	420	19,564

Iridium Communications, Inc. † S	7,239	44,882

Loral Space & Communications, Inc. †	855	42,836

MetroPCS Communications, Inc. †	9,700	84,487

NeuStar, Inc. Class A †	2,024	50,883

24

COMMON STOCKS (27.6%)* cont.	Shares	Value

Communication services cont.
NII Holdings, Inc. †	20,080	$541,156

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	15,700	754,994

NTELOS Holdings Corp.	2,400	42,552

Premiere Global Services, Inc. †	2,927	18,791

Qualcomm, Inc.	4,905	238,530

Tele2 AB Class B (Sweden)	8,348	153,259

Telecom Corp. of New Zealand, Ltd. (New Zealand)	197,237	390,539

USA Mobility, Inc.	2,480	32,736

Verizon Communications, Inc.	37,532	1,381,178

		8,425,750
Conglomerates (0.3%)
3M Co.	1,551	111,346

General Electric Co.	65,115	992,353

Marubeni Corp. (Japan)	11,000	61,550

Siemens AG (Germany)	2,309	208,951

SPX Corp.	8,046	364,564

		1,738,764
Consumer cyclicals (3.6%)
99 Cents Only Stores †	2,063	38,000

Advance America Cash Advance Centers, Inc.	2,476	18,223

Advance Auto Parts, Inc.	7,300	424,130

Aeropostale, Inc. †	616	6,659

Alliance Data Systems Corp. †	636	58,957

AMERCO †	184	11,491

ANN, Inc. †	2,700	61,668

Arbitron, Inc.	684	22,627

Ascena Retail Group, Inc. †	1,785	48,320

Audiovox Corp. Class A †	7,874	43,228

Bayerische Motoren Werke (BMW) AG (Germany)	1,086	72,080

Big Lots, Inc. †	2,307	80,353

Brunswick Corp.	2,665	37,417

Bunzl PLC (United Kingdom)	11,881	141,373

Burberry Group PLC (United Kingdom)	25,093	455,051

Cash America International, Inc.	789	40,365

Cato Corp. (The) Class A	834	18,815

Christian Dior SA (France)	677	75,864

Coach, Inc.	10,082	522,550

Compass Group PLC (United Kingdom)	11,751	95,198

Conn’s, Inc. † S	4,369	31,369

Daimler AG (Registered Shares) (Germany)	4,363	193,581

Deluxe Corp. S	2,758	51,299

Digital Generation, Inc. †	1,415	23,984

Dillards, Inc. Class A	872	37,915

DSW, Inc. Class A	2,628	121,361

Dun & Bradstreet Corp. (The)	7,300	447,198

Elders, Ltd. (Australia) †	12,016	3,324

Expedia, Inc.	17,000	437,750

25

COMMON STOCKS (27.6%)* cont.	Shares	Value

Consumer cyclicals cont.
Express, Inc.	1,378	$27,960

EZCORP, Inc. Class A †	3,673	104,827

FelCor Lodging Trust, Inc. † R	8,143	18,973

Finish Line, Inc. (The) Class A	3,936	78,681

First Cash Financial Services, Inc. †	317	13,298

Foot Locker, Inc.	21,700	435,953

GameStop Corp. Class A † S	19,357	447,147

Genesco, Inc. †	932	48,026

Global Payments, Inc.	2,405	97,138

GNC Holdings, Inc. Class A †	4,376	88,045

Gordmans Stores, Inc. †	763	9,133

Harman International Industries, Inc.	8,100	231,498

Healthcare Services Group, Inc.	2,865	46,241

Helen of Troy, Ltd. (Bermuda) †	602	15,122

Hillenbrand, Inc.	3,169	58,310

Iconix Brand Group, Inc. †	1,768	27,934

Indofood Agri Resources, Ltd. (Singapore) †	4,000	3,713

Industria de Diseno Textil (Inditex) SA (Spain)	3,163	271,327

Interpublic Group of Companies, Inc. (The)	43,500	313,200

Intersections, Inc.	1,214	15,600

Jos. A. Bank Clothiers, Inc. †	865	40,335

Kimberly-Clark Corp.	14,100	1,001,241

Kingfisher PLC (United Kingdom)	45,032	172,931

Knology, Inc. †	6,645	86,252

La-Z-Boy, Inc. †	5,033	37,295

Leapfrog Enterprises, Inc. †	9,476	31,934

Limited Brands, Inc.	19,000	731,690

M6-Metropole Television (France)	5,788	94,289

Maidenform Brands, Inc. †	2,122	49,676

MasTec, Inc. †	2,742	48,287

Men’s Wearhouse, Inc. (The)	1,117	29,131

Moody’s Corp.	6,254	190,434

National CineMedia, Inc.	3,332	48,347

News Corp. Class A	17,941	277,547

Next PLC (United Kingdom)	19,068	747,734

Nu Skin Enterprises, Inc. Class A	1,220	49,434

Omnicom Group, Inc.	17,100	629,964

OPAP SA (Greece)	10,296	104,641

Perry Ellis International, Inc. †	2,510	47,188

Peugeot SA (France)	16,262	346,576

PVH Corp.	516	30,052

R. R. Donnelley & Sons Co.	17,600	248,512

Randstad Holding NV (Netherlands)	1,522	48,633

Rent-A-Center, Inc.	1,019	27,972

Select Comfort Corp. †	2,401	33,542

Signet Jewelers, Ltd. (Bermuda) †	882	29,812

26

COMMON STOCKS (27.6%)* cont.	Shares	Value

Consumer cyclicals cont.
Sinclair Broadcast Group, Inc. Class A	7,785	$55,818

Sonic Automotive, Inc. Class A	10,472	112,993

Sony Corp. (Japan)	23,100	443,578

Sotheby’s Holdings, Inc. Class A	684	18,858

Steven Madden, Ltd. †	3,502	105,410

Suzuki Motor Corp. (Japan)	15,600	343,364

Swire Pacific, Ltd. (Hong Kong)	43,500	446,810

Time Warner, Inc.	27,055	810,838

TJX Cos., Inc. (The)	16,100	893,067

TNS, Inc. †	2,980	56,024

Town Sports International Holdings, Inc. †	3,624	26,310

Trump Entertainment Resorts, Inc. F	115	489

TRW Automotive Holdings Corp. †	5,700	186,561

Valeo SA (France)	5,348	224,954

ValueClick, Inc. †	980	15,249

VF Corp.	5,278	641,383

Viacom, Inc. Class B	12,558	486,497

Volkswagen AG (Preference) (Germany)	1,818	240,925

Wal-Mart Stores, Inc.	30,747	1,595,769

Walt Disney Co. (The)	5,300	159,848

Warnaco Group, Inc. (The) †	1,533	70,656

Williams-Sonoma, Inc.	11,500	354,085

		18,445,211
Consumer staples (2.9%)
AFC Enterprises †	9,259	109,534

American Greetings Corp. Class A	1,796	33,226

Associated British Foods PLC (United Kingdom)	3,663	62,939

Avis Budget Group, Inc. †	6,076	58,755

Beacon Roofing Supply, Inc. †	3,176	50,784

BRF — Brasil Foods SA ADR (Brazil)	695	12,183

Brinker International, Inc.	3,425	71,651

Bunge, Ltd.	264	15,389

CEC Entertainment, Inc.	419	11,929

Chaoda Modern Agriculture Holdings, Ltd. (China)	22,000	2,926

Cheesecake Factory, Inc. (The) †	855	21,076

Chiquita Brands International, Inc. †	191	1,593

Coca-Cola Bottling Co. Consolidated	391	21,685

Coca-Cola Co. (The)	11,200	756,672

Core-Mark Holding Co., Inc. †	1,018	31,181

Corn Products International, Inc.	282	11,066

Costco Wholesale Corp.	3,000	246,360

CVS Caremark Corp.	15,600	523,848

Darling International, Inc. †	1,703	21,441

DineEquity, Inc. †	1,978	76,133

Domino’s Pizza, Inc. †	2,685	73,166

Dr. Pepper Snapple Group, Inc.	20,500	794,990

Elizabeth Arden, Inc. †	3,145	89,444

27

COMMON STOCKS (27.6%)* cont.	Shares	Value

Consumer staples cont.
Energizer Holdings, Inc. †	4,434	$294,595

Genuine Parts Co.	11,100	563,880

Geo Group, Inc. (The) †	2,959	54,919

Glanbia PLC (Ireland)	749	4,459

Heineken Holding NV (Netherlands)	4,500	173,876

IOI Corp. Bhd (Malaysia)	7,000	10,113

Jack in the Box, Inc. †	1,602	31,912

Japan Tobacco, Inc. (Japan)	80	373,456

Kao Corp. (Japan)	9,400	261,628

Kerry Group PLC Class A (Ireland)	4,650	163,073

Koninklijke Ahold NV (Netherlands)	46,911	552,515

Kroger Co. (The)	18,700	410,652

Kuala Lumpur Kepong Bhd (Malaysia)	1,700	11,089

Lincoln Educational Services Corp.	1,252	10,129

Lorillard, Inc.	4,100	453,870

Maple Leaf Foods, Inc. (Canada)	531	5,788

McDonald’s Corp.	4,089	359,096

MEIJI Holdings Co., Ltd. (Japan)	3,600	170,618

MWI Veterinary Supply, Inc. †	429	29,524

Nestle SA (Switzerland)	3,916	215,502

Nippon Meat Packers, Inc. (Japan)	44,000	571,864

Olam International, Ltd. (Singapore)	3,000	5,120

Omega Protein Corp. †	2,084	18,923

Papa John’s International, Inc. †	866	26,326

PepsiCo, Inc.	7,880	487,772

Philip Morris International, Inc.	20,595	1,284,716

Prestige Brands Holdings, Inc. †	3,700	33,485

Procter & Gamble Co. (The)	18,217	1,150,950

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)	24,500	5,614

Reckitt Benckiser Group PLC (United Kingdom)	11,252	569,906

Safeway, Inc.	36,203	602,056

Sally Beauty Holdings, Inc. †	2,210	36,686

Shutterfly, Inc. †	309	12,725

Smithfield Foods, Inc. †	336	6,552

Spartan Stores, Inc.	1,736	26,873

Spectrum Brands Holdings, Inc. †	2,366	55,885

Tate & Lyle PLC (United Kingdom)	956	9,266

Tesco PLC (United Kingdom)	13,358	78,280

Tyson Foods, Inc. Class A	513	8,906

Unilever NV (Netherlands) GDR	12,498	396,527

Unilever PLC (United Kingdom)	2,191	68,760

USANA Health Sciences, Inc. †	802	22,055

W.W. Grainger, Inc. S	6,100	912,194

Walgreen Co.	13,700	450,593

Wolseley PLC (Switzerland)	21,088	525,907

Yamazaki Baking Co., Inc. (Japan)	28,000	425,318

		15,041,924

28

COMMON STOCKS (27.6%)* cont.	Shares	Value

Energy (2.7%)
BP PLC (United Kingdom)	43,847	$263,471

Caltex Australia, Ltd. (Australia)	20,215	208,865

Cameron International Corp. †	19,200	797,568

Chevron Corp.	12,117	1,121,065

Cimarex Energy Co.	10,400	579,280

Clayton Williams Energy, Inc. † S	601	25,729

Compagnie Generale de Geophysique-Veritas (France) †	14,820	260,670

Complete Production Services, Inc. †	2,489	46,918

Compton Petroleum Corp. (Canada) †	4,859	29,032

ConocoPhillips	5,769	365,293

Contango Oil & Gas Co. †	712	38,954

CVR Energy, Inc. †	2,658	56,190

Deepocean Group (Shell) (acquired 6/9/11, cost $83,651) (Norway) ‡	5,769	80,766

Energy Partners, Ltd. †	2,953	32,690

ENI SpA (Italy)	20,157	354,762

Exxon Mobil Corp.	42,778	3,106,966

Halliburton Co.	30,007	915,814

Helix Energy Solutions Group, Inc. †	5,621	73,635

Marathon Oil Corp.	16,100	347,438

Marathon Petroleum Corp.	8,050	217,833

Murphy Oil Corp.	13,100	578,496

Occidental Petroleum Corp.	1,845	131,918

Oceaneering International, Inc.	21,200	749,208

Peabody Energy Corp.	17,000	575,960

Petrofac, Ltd. (United Kingdom)	8,141	150,892

Petroquest Energy, Inc. † S	1,737	9,554

Rosetta Resources, Inc. † S	3,577	122,405

Royal Dutch Shell PLC Class B (United Kingdom)	14,671	456,511

Schlumberger, Ltd.	3,400	203,082

Stallion Oilfield Holdings, Ltd.	720	23,760

Statoil ASA (Norway)	31,673	679,332

Stone Energy Corp. †	5,067	82,136

Swift Energy Co. †	1,601	38,968

TETRA Technologies, Inc. †	2,571	19,848

Unit Corp. †	959	35,406

Vaalco Energy, Inc. †	5,161	25,082

Valero Energy Corp.	43,400	771,652

W&T Offshore, Inc.	2,429	33,423

Walter Energy, Inc.	2,250	135,023

Western Refining, Inc. †	2,234	27,836

		13,773,431
Financials (4.1%)
3i Group PLC (United Kingdom)	28,436	82,871

Affiliated Managers Group †	4,400	343,420

Aflac, Inc.	9,000	314,550

Agree Realty Corp. R	1,588	34,587

AIA Group, Ltd. (Hong Kong)	59,200	167,611

29

COMMON STOCKS (27.6%)* cont.	Shares	Value

Financials cont.
Allianz SE (Germany)	1,532	$144,405

Allied World Assurance Co. Holdings AG	8,229	441,980

American Capital Agency Corp. R	1,188	32,195

American Equity Investment Life Holding Co.	5,373	47,014

American Express Co.	8,000	359,200

American Financial Group, Inc.	1,423	44,213

American Safety Insurance Holdings, Ltd. †	2,732	50,269

Annaly Capital Management, Inc. R	25,600	425,728

Anworth Mortgage Asset Corp. R	4,435	30,158

Arch Capital Group, Ltd. †	4,368	142,724

Arlington Asset Investment Corp. Class A	1,149	27,633

Ashford Hospitality Trust, Inc. R	4,239	29,758

Aspen Insurance Holdings, Ltd.	1,643	37,855

Assurant, Inc.	9,900	354,420

Assured Guaranty, Ltd. (Bermuda)	9,929	109,120

Australia & New Zealand Banking Group, Ltd. (Australia)	35,793	666,413

AvalonBay Communities, Inc. R	1,300	148,265

Aviva PLC (United Kingdom)	9,539	45,155

Banca Monte dei Paschi di Siena SpA (Italy)	142,550	79,454

Banco Latinoamericano de Exportaciones SA Class E (Panama)	3,881	59,108

Bank of America Corp.	70,161	429,385

Bank of Marin Bancorp.	702	23,194

Bank of the Ozarks, Inc.	3,876	81,125

Barclays PLC (United Kingdom)	146,204	359,561

Berkshire Hathaway, Inc. Class B †	8,600	610,944

BNP Paribas SA (France)	9,332	370,003

Broadridge Financial Solutions, Inc.	25,300	509,542

Cardtronics, Inc. †	1,785	40,912

CBL & Associates Properties, Inc. R	4,309	48,950

CBOE Holdings, Inc.	1,673	40,938

Cheung Kong Holdings, Ltd. (Hong Kong)	9,000	96,096

Chubb Corp. (The)	4,500	269,955

Citigroup, Inc.	27,084	693,892

Citizens & Northern Corp.	2,110	31,355

CNO Financial Group, Inc. †	7,312	39,558

Commerzbank AG (Germany) †	24,393	61,509

CommonWealth REIT R	8,147	154,549

Community Bank System, Inc.	1,576	35,759

CubeSmart R	2,667	22,750

Deutsche Bank AG (Germany)	7,314	255,263

DFC Global Corp. †	1,662	36,315

E*Trade Financial Corp. †	4,317	39,328

East West Bancorp, Inc.	4,649	69,317

Education Realty Trust, Inc. R	2,653	22,789

Endurance Specialty Holdings, Ltd. (Bermuda)	7,500	256,125

Equity Residential Trust R	2,900	150,423

30

COMMON STOCKS (27.6%)* cont.	Shares	Value

Financials cont.
Extra Space Storage, Inc. R	1,338	$24,927

Fifth Third Bancorp	25,400	256,540

Financial Institutions, Inc.	2,183	31,130

First Financial Bancorp	2,462	33,976

First Industrial Realty Trust † R	2,943	23,544

Flagstone Reinsurance Holdings SA (Luxembourg)	4,007	31,054

Flushing Financial Corp.	3,768	40,694

Glimcher Realty Trust R	6,259	44,314

Goldman Sachs Group, Inc. (The)	3,300	312,015

Hang Lung Group, Ltd. (Hong Kong)	60,000	304,819

Hartford Financial Services Group, Inc. (The)	23,700	382,518

Heartland Financial USA, Inc.	1,467	20,802

Home Bancshares, Inc.	1,603	34,016

HSBC Holdings PLC (London Exchange) (United Kingdom)	58,004	442,876

Hudson City Bancorp, Inc.	35,800	202,628

Huntington Bancshares, Inc.	41,200	197,760

Interactive Brokers Group, Inc. Class A	1,993	27,762

International Bancshares Corp.	2,582	33,953

Intesa Sanpaolo SpA (Italy)	232,751	364,287

Invesco Mortgage Capital, Inc. R	1,702	24,049

Israel Corp., Ltd. (The) (Israel)	459	296,786

JPMorgan Chase & Co.	34,082	1,026,550

Kinnevik Investment AB Class B (Sweden)	14,229	264,714

Lexington Realty Trust R	5,993	39,194

Lloyds Banking Group PLC (United Kingdom) †	859,242	456,455

LTC Properties, Inc. R	2,347	59,426

Maiden Holdings, Ltd. (Bermuda)	3,643	26,922

MainSource Financial Group, Inc.	3,264	28,462

MarketAxess Holdings, Inc.	399	10,382

Merchants Bancshares, Inc.	1,001	26,807

MFA Financial, Inc. R	3,750	26,325

Mission West Properties R	3,079	23,370

Mizuho Financial Group, Inc. (Japan)	296,000	427,774

Morgan Stanley	24,900	336,150

Nasdaq OMX Group, Inc. (The) †	14,900	344,786

National Australia Bank, Ltd. (Australia)	13,267	282,583

National Financial Partners Corp. †	1,773	19,397

National Health Investors, Inc. R	2,524	106,336

Nelnet, Inc. Class A	1,968	36,959

Newcastle Investment Corp. R	8,225	33,476

Omega Healthcare Investors, Inc. R	1,757	27,989

Oriental Financial Group (Puerto Rico)	2,761	26,699

PNC Financial Services Group, Inc.	15,300	737,307

Popular, Inc. (Puerto Rico) †	13,241	19,862

Portfolio Recovery Associates, Inc. †	432	26,879

Protective Life Corp.	1,693	26,462

31

COMMON STOCKS (27.6%)* cont.	Shares	Value

Financials cont.
PS Business Parks, Inc. R	1,146	$56,773

Rayonier, Inc. R	19,050	700,850

RenaissanceRe Holdings, Ltd.	3,106	198,163

Republic Bancorp, Inc. Class A	800	14,168

Saul Centers, Inc. R	841	28,434

Simon Property Group, Inc. R	2,500	274,950

Southside Bancshares, Inc.	2,546	45,853

Standard Chartered PLC (United Kingdom)	5,643	112,837

Starwood Property Trust, Inc. R	1,271	21,810

State Street Corp.	5,100	164,016

Swiss Life Holding AG (Switzerland) †	2,805	306,935

Symetra Financial Corp.	3,647	29,723

Tokio Marine Holdings, Inc. (Japan)	20,000	507,267

Transatlantic Holdings, Inc.	580	28,142

Travelers Cos., Inc. (The)	3,900	190,047

U.S. Bancorp	21,800	513,172

Universal Health Realty Income Trust R	552	18,553

Urstadt Biddle Properties, Inc. Class A R	1,750	27,948

Virginia Commerce Bancorp, Inc. †	5,351	31,410

Washington Banking Co.	2,109	20,521

Webster Financial Corp.	1,658	25,367

Wells Fargo & Co.	22,483	542,290

Westfield Retail Trust (Australia) R	94,079	218,793

Westpac Banking Corp. (Australia)	17,509	337,376

Wheelock and Co., Ltd. (Hong Kong)	29,000	84,803

World Acceptance Corp. †	655	36,647

		21,076,207
Health care (3.5%)
Abbott Laboratories	5,600	286,384

Aetna, Inc.	18,579	675,347

Air Methods Corp. †	310	19,738

Akorn, Inc. †	2,135	16,674

Allergan, Inc.	11,900	980,322

Amedisys, Inc. †	530	7,855

AmerisourceBergen Corp.	14,700	547,869

AmSurg Corp. †	1,429	32,153

AstraZeneca PLC (United Kingdom)	19,231	853,041

AVEO Pharmaceuticals, Inc. †	1,401	21,561

Bayer AG (Germany)	930	51,195

BioMarin Pharmaceuticals, Inc. † S	1,041	33,177

Cardinal Health, Inc.	15,900	665,892

Centene Corp. †	1,637	46,933

Coloplast A/S Class B (Denmark)	1,044	150,936

Computer Programs & Systems, Inc.	605	40,021

Conmed Corp. †	2,885	66,384

Cooper Companies, Inc. (The)	855	67,673

Cubist Pharmaceuticals, Inc. †	2,379	84,026

32

COMMON STOCKS (27.6%)* cont.	Shares	Value

Health care cont.
Elan Corp. PLC ADR (Ireland) †	13,219	$139,196

Eli Lilly & Co.	19,453	719,177

Endo Pharmaceuticals Holdings, Inc. †	2,632	73,670

Forest Laboratories, Inc. †	23,824	733,541

Gentiva Health Services, Inc. †	1,050	5,796

Gilead Sciences, Inc. †	25,500	989,400

GlaxoSmithKline PLC (United Kingdom)	37,993	785,855

Greatbatch, Inc. †	1,430	28,614

Health Net, Inc. †	9,000	213,390

HealthSpring, Inc. †	1,132	41,273

Healthways, Inc. †	1,678	16,495

Hi-Tech Pharmacal Co., Inc. †	1,315	44,184

Human Genome Sciences, Inc. †	1,584	20,101

Humana, Inc.	8,600	625,478

Impax Laboratories, Inc. †	2,867	51,348

InterMune, Inc. †	1,042	21,048

ISTA Pharmaceuticals, Inc. †	6,968	24,040

Jazz Pharmaceuticals, Inc. †	4,226	175,464

Johnson & Johnson	17,109	1,090,014

Kensey Nash Corp. †	1,390	34,055

Kindred Healthcare, Inc. †	2,446	21,085

Laboratory Corp. of America Holdings †	5,300	418,965

Lincare Holdings, Inc.	1,243	27,968

Magellan Health Services, Inc. †	1,610	77,763

Medco Health Solutions, Inc. †	14,300	670,527

Medicines Co. (The) †	1,608	23,927

Medicis Pharmaceutical Corp. Class A	1,493	54,465

Merck & Co., Inc.	15,688	513,154

Metropolitan Health Networks, Inc. †	3,739	16,975

Molina Healthcare, Inc. †	2,330	35,975

Momenta Pharmaceuticals, Inc. †	923	10,615

Neurocrine Biosciences, Inc. †	3,597	21,510

Novartis AG (Switzerland)	8,846	494,237

Omnicare, Inc.	3,186	81,020

Onyx Pharmaceuticals, Inc. †	827	24,818

OraSure Technologies, Inc. †	11,475	91,341

Orion Oyj Class B (Finland)	5,807	117,090

Par Pharmaceutical Cos., Inc. †	4,279	113,907

Pfizer, Inc.	45,369	802,124

Questcor Pharmaceuticals, Inc. †	994	27,096

Roche Holding AG (Switzerland)	1,189	191,500

RTI Biologics, Inc. †	9,855	32,423

Salix Pharmaceuticals, Ltd. †	792	23,443

Sanofi (France)	12,032	791,337

Sciclone Pharmaceuticals, Inc. †	3,062	11,666

Sequenom, Inc. †	4,324	22,009

33

COMMON STOCKS (27.6%)* cont.	Shares	Value

Health care cont.
Sirona Dental Systems, Inc. †	622	$26,379

SonoSite, Inc. †	2,102	63,775

Spectrum Pharmaceuticals, Inc. †	1,788	13,642

STAAR Surgical Co. †	3,465	27,027

Suzuken Co., Ltd. (Japan)	4,900	131,596

Synthes, Inc. (Switzerland)	1,368	221,436

Thoratec Corp. †	867	28,299

United Therapeutics Corp. †	536	20,095

UnitedHealth Group, Inc.	25,058	1,155,675

Viropharma, Inc. †	4,953	89,501

Waters Corp. †	10,000	754,900

Watson Pharmaceuticals, Inc. †	1,612	110,019

WellCare Health Plans, Inc. †	623	23,662

		17,862,266
Technology (3.8%)
Acacia Research — Acacia Technologies (Tracking Stock) †	1,867	67,193

Accenture PLC Class A	14,400	758,592

Acme Packet, Inc. †	462	19,677

Actuate Corp. †	8,999	49,674

Amdocs, Ltd. (United Kingdom) †	10,813	293,249

Amkor Technologies, Inc. †	3,193	13,921

Analog Devices, Inc.	10,700	334,375

Anixter International, Inc.	1,329	63,048

Apple, Inc. †	9,017	3,437,100

Applied Materials, Inc.	76,400	790,740

Brooks Automation, Inc.	2,709	22,078

CA, Inc.	16,500	320,265

CACI International, Inc. Class A †	558	27,867

Cavium, Inc. †	468	12,641

Ceva, Inc. †	1,296	31,506

Cirrus Logic, Inc. †	2,119	31,234

Cisco Systems, Inc.	34,239	530,362

Coherent, Inc. †	323	13,876

Computershare, Ltd. (Australia)	7,627	54,447

Cypress Semiconductor Corp. †	1,997	29,895

Dell, Inc. †	44,602	631,118

DST Systems, Inc.	1,310	57,417

EnerSys †	2,206	44,164

Entegris, Inc. †	6,656	42,465

Entropic Communications, Inc. †	10,094	41,688

F-Secure OYJ (Finland)	7,286	19,008

F5 Networks, Inc. †	347	24,654

Fair Isaac Corp.	2,732	59,640

Fairchild Semiconductor Intl., Inc. †	4,553	49,172

FEI Co. †	2,526	75,679

Fujitsu, Ltd. (Japan)	103,000	485,503

Google, Inc. Class A †	1,393	716,531

34

COMMON STOCKS (27.6%)* cont.	Shares	Value

Technology cont.
GT Advanced Technologies, Inc. †	2,665	$18,708

Harris Corp.	17,300	591,141

Hewlett-Packard Co.	25,831	579,906

IBM Corp.	8,795	1,539,389

Infineon Technologies AG (Germany)	24,712	182,296

Infospace, Inc. †	2,019	16,879

Integrated Silicon Solutions, Inc. †	1,313	10,255

Intel Corp.	30,139	642,865

KEMET Corp. †	2,435	17,410

L-3 Communications Holdings, Inc.	9,700	601,109

Lexmark International, Inc. Class A †	937	25,327

LTX-Credence Corp. †	2,494	13,193

Magma Design Automation, Inc. †	7,490	34,080

Manhattan Associates, Inc. †	685	22,660

Microsoft Corp.	94,539	2,353,103

MicroStrategy, Inc. †	384	43,803

Monotype Imaging Holdings, Inc. †	3,076	37,312

Nanometrics, Inc. †	1,485	21,533

NIC, Inc.	1,771	20,278

Nova Measuring Instruments, Ltd. (Israel) †	4,471	24,009

Novellus Systems, Inc. †	8,700	237,162

Omnivision Technologies, Inc. †	1,585	22,253

Oracle Corp.	17,386	499,674

PC-Tel, Inc. †	1,489	9,157

Photronics, Inc. †	5,060	25,199

Plantronics, Inc.	798	22,703

Polycom, Inc. †	2,636	48,423

QLogic Corp. †	34,150	433,022

RF Micro Devices, Inc. †	9,354	59,304

SAP AG (Germany)	1,304	66,583

Seagate Technology	22,600	232,328

Silicon Graphics International Corp. †	1,497	17,844

Skyworks Solutions, Inc. †	1,461	26,210

Sourcefire, Inc. † S	2,620	70,111

STEC, Inc. †	4,796	48,631

Synchronoss Technologies, Inc. † S	1,191	29,668

Tech Data Corp. †	2,283	98,694

TeleCommunication Systems, Inc. Class A †	7,923	27,334

Teradata Corp. †	11,400	610,242

Teradyne, Inc. †	40,400	444,804

TIBCO Software, Inc. †	2,925	65,491

Trend Micro, Inc. (Japan)	3,300	103,066

TTM Technologies, Inc. †	3,067	29,167

Unisys Corp. †	693	10,873

Verint Systems, Inc. †	1,595	41,933

Websense, Inc. †	1,080	18,684

35

COMMON STOCKS (27.6%)* cont.	Shares	Value

Technology cont.
Western Digital Corp. †	9,900	$254,628

Zix Corp. †	2,936	7,839

		19,505,062
Transportation (0.4%)
Alaska Air Group, Inc. †	1,303	73,346

Alexander & Baldwin, Inc.	1,824	66,631

Central Japan Railway Co. (Japan)	75	653,862

ComfortDelgro Corp., Ltd. (Singapore)	82,000	81,602

Genesee & Wyoming, Inc. Class A †	1,948	90,621

International Consolidated Airlines Group SA (United Kingdom) †	36,633	86,397

United Continental Holdings, Inc. †	25,000	484,500

US Airways Group, Inc. † S	4,911	27,011

Wabtec Corp.	648	34,260

Yangzijiang Shipbuilding Holdings, Ltd. (China)	486,000	324,242

		1,922,472
Utilities and power (1.1%)
AES Corp. (The) †	37,829	369,211

Alliant Energy Corp.	5,543	214,403

Ameren Corp.	5,300	157,781

American Electric Power Co., Inc.	7,164	272,375

Chubu Electric Power, Inc. (Japan)	3,200	60,209

CMS Energy Corp.	10,600	209,774

DPL, Inc.	11,800	355,652

Enel SpA (Italy)	54,850	243,084

Energias de Portugal (EDP) SA (Portugal)	140,172	431,240

Entergy Corp.	4,800	318,192

Exelon Corp.	20,500	873,505

NRG Energy, Inc. †	11,400	241,794

Public Power Corp. SA (Greece)	4,788	38,367

Red Electrica Corp. SA (Spain)	13,392	612,162

RWE AG (Germany)	2,605	96,084

TECO Energy, Inc.	33,500	573,855

Toho Gas Co., Ltd. (Japan)	19,000	124,808

Westar Energy, Inc.	7,631	201,611

		5,394,107

Total common stocks (cost $133,098,953)		$141,657,720

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (26.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.2%)
Government National Mortgage Association Pass-Through
Certificates 4 1/2s, TBA, October 1, 2041	$34,000,000	$36,943,125

		36,943,125
U.S. Government Agency Mortgage Obligations (19.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 3 1/2s, December 1, 2040	856,557	880,380

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018	168,396	186,868
5 1/2s, TBA, October 1, 2041	36,000,000	39,074,062

36

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (26.2%)* cont.	Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, October 1, 2041	$15,000,000	$15,914,063
4s, TBA, October 1, 2041	6,000,000	6,288,750
4s, TBA, October 1, 2026	25,000,000	26,359,375
3 1/2s, with due dates from December 1, 2040 to March 1, 2041	968,438	995,978
3 1/2s, TBA, October 1, 2041	8,000,000	8,216,250

		97,915,726

Total U.S. government and agency mortgage obligations (cost $134,531,261)		$134,858,851

U.S. TREASURY OBLIGATIONS (0.3%)*	Principal amount	Value

U.S. Treasury Inflation Protected Securities
3s, July 15, 2012 [i]	$252,544	$261,273
1 7/8s, July 15, 2013 [i]	190,652	200,291
1 1/4s, July 15, 2020 [i]	381,200	422,076
1 1/8s, January 15, 2021 [i]	523,584	573,110

U.S. Treasury Notes 1s July 15, 2013 [i]	273,000	277,070

Total U.S. treasury obligations (cost $1,733,820)		$1,733,820

CORPORATE BONDS AND NOTES (24.3%)*	Principal amount	Value

Basic materials (1.5%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$255,000	$261,192

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	95,000	119,583

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021	60,000	63,147

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	420,000	478,478

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017	130,000	105,300

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018	125,000	113,125

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2019 (Canada)	370,000	454,665

Celanese US Holdings, LLC company guaranty sr. unsec. notes
6 5/8s, 2018 (Germany)	95,000	98,206

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	120,000	118,200

Compass Minerals International, Inc. company guaranty sr. unsec.
notes 8s, 2019	195,000	203,775

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019	195,000	249,787

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015	140,000	154,544

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes
9 1/4s, 2019	30,000	28,125

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	315,000	328,804

E.I. du Pont de Nemours & Co. sr. unsec. notes FRN 0.778s, 2014	110,000	110,335

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	180,000	180,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)	105,000	99,225

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s,
2018 (Australia)	105,000	97,125

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s,
2017 (Indonesia)	442,000	473,493

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty notes 9s, 2020	50,000	36,625

37

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount		Value

Basic materials cont.
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018		$85,000	$70,125

Huntsman International, LLC company guaranty sr. unsec. sub.
notes 8 5/8s, 2021		115,000	110,113

Huntsman International, LLC company guaranty sr. unsec. sub.
notes 8 5/8s, 2020		150,000	145,875

International Paper Co. sr. unsec. notes 9 3/8s, 2019		135,000	166,413

International Paper Co. sr. unsec. notes 7.95s, 2018		30,000	34,651

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		245,000	332,269

Lyondell Chemical Co. sr. notes 11s, 2018		494,699	534,275

Momentive Performance Materials, Inc. notes 9s, 2021		185,000	126,725

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014
(In default) †		80,000	59,400

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A
company guaranty sr. sub. notes 8 3/8s, 2018		150,000	148,125

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)		20,000	19,450

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		265,000	259,700

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014
(In default) † F		135,000	—

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s,
2019 (Australia)		277,000	372,778

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		175,000	223,585

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021		40,000	40,400

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015 (Ireland)	EUR	5,000	6,232

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015
(Ireland)		$160,000	153,600

Smurfit Kappa Treasury company guaranty sr. unsec. unsub.
debs 7 1/2s, 2025 (Ireland)		30,000	27,300

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		240,000	252,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
7 3/8s, 2012		40,000	40,900

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		110,000	109,450

Styrolution GmbH 144A sr. notes 7 5/8s, 2016 (Germany)	EUR	100,000	99,132

Thompson Creek Metals Co., Inc. 144A company guaranty
sr. notes 7 3/8s, 2018 (Canada)		$105,000	94,500

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		240,000	235,200

Tube City IMS Corp. company guaranty sr. unsec. sub. notes
9 3/4s, 2015		180,000	171,900

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty
sr. notes 8 3/4s, 2019		135,000	93,150

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s,
2016 (Canada)		195,000	214,398

			7,915,380
Capital goods (1.2%)
Allied Waste North America, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2017		350,000	374,063

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		170,000	173,400

American Axle & Manufacturing, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017		15,000	14,100

38

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount		Value

Capital goods cont.
American Axle & Manufacturing, Inc. 144A company guaranty
sr. notes 9 1/4s, 2017		$164,000	$170,560

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014		135,000	113,400

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018		45,000	38,250

Berry Plastics Corp. notes 9 3/4s, 2021		95,000	80,750

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		450,000	510,292

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		190,000	191,900

Crown Americas, LLC/Crown Americas Capital Corp. III 144A
sr. notes 6 1/4s, 2021		90,000	90,000

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	50,000	64,879

Graham Packaging Co., LP/GPC Capital Corp. company guaranty
sr. unsec. notes 8 1/4s, 2017		$50,000	50,313

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041		255,000	307,226

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021		150,000	165,921

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		445,000	465,305

Kratos Defense & Security Solutions, Inc. company guaranty
sr. notes 10s, 2017		195,000	194,025

Kratos Defense & Security Solutions, Inc. 144A company guaranty
sr. notes 10s, 2017		10,000	9,950

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		516,000	650,949

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		170,000	156,400

Polypore International, Inc. company guaranty sr. unsec. notes
7 1/2s, 2017		130,000	130,650

Raytheon Co. sr. unsec. notes 4 7/8s, 2040		195,000	206,096

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC
144A company guaranty sr. notes 8 3/4s, 2016		100,000	100,250

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes
7 1/8s, 2019		50,000	46,500

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec.
notes 9s, 2019		120,000	102,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015		215,000	215,000

Staples, Inc. sr. unsec. notes 9 3/4s, 2014		245,000	283,967

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		165,000	160,050

Terex Corp. sr. unsec. sub. notes 8s, 2017		175,000	154,875

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		210,000	205,800

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017		150,000	156,000

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018		135,000	137,363

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		437,000	505,295

			6,225,529
Communication services (2.4%)
Adelphia Communications Corp. escrow bonds zero %, 2012		125,000	200

AMC Networks, Inc. 144A company guaranty sr. unsec notes
7 3/4s, 2021		45,000	46,125

America Movil SAB de CV company guaranty unsec. unsub. notes
2 3/8s, 2016 (Mexico)		205,000	198,840

American Tower Corp. sr. unsec. notes 7s, 2017		317,000	358,464

AT&T, Inc. company guaranty sr. unsec. unsub. notes 5.35s, 2040		805,000	841,469

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		95,000	109,657

39

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Communication services cont.
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	$143,000	$163,343

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	80,000	107,416

Bresnan Broadband Holdings, LLC 144A company guaranty
sr. unsec. unsub. notes 8s, 2018	85,000	85,850

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	350,000	364,438

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	60,000	61,050

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes
13 1/2s, 2016	66,574	75,894

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018	10,000	10,175

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	180,000	169,200

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019	80,000	77,600

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012	395,000	411,808

Cequel Communications Holdings I LLC/Cequel Capital Corp.
144A sr. notes 8 5/8s, 2017	215,000	212,850

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes
8 3/4s, 2018	120,000	105,600

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	275,000	233,063

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	216,000	258,927

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2015	13,000	14,816

Cox Communications, Inc. 144A notes 5 7/8s, 2016	64,000	73,536

Cricket Communications, Inc. company guaranty sr. unsec. notes
7 3/4s, 2020	215,000	187,050

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019	80,000	82,400

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883s, 2020	115,000	119,690

CSC Holdings LLC sr. notes 6 3/4s, 2012	4,000	4,070

Deutsche Telekom International Finance BV company guaranty
8 3/4s, 2030 (Germany)	198,000	264,095

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. notes 6s, 2019 (Germany)	210,000	242,639

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)	90,000	84,600

EH Holding Corp. 144A sr. notes 6 1/2s, 2019	70,000	67,375

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021	90,000	86,625

Equinix, Inc. sr. unsec. notes 7s, 2021	65,000	64,675

France Telecom notes 8 1/2s, 2031 (France)	305,000	422,395

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020	85,000	82,450

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017	125,000	121,250

Intelsat Jackson Holdings SA 144A company guaranty sr.
notes 7 1/2s, 2021 (Bermuda)	145,000	134,850

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/2s, 2017 (Luxembourg) ‡‡	237,812	204,518

Intelsat Luxembourg SA company guaranty sr. unsec. notes
11 1/4s, 2017 (Luxembourg)	255,000	221,213

40

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Communication services cont.
Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes
11 1/2s, 2017 (Luxembourg) ‡‡	$95,000	$81,700

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030
(Netherlands)	135,000	173,772

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019	20,000	17,675

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
9 1/4s, 2014	139,000	137,263

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 9 3/8s, 2019	80,000	74,400

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018	125,000	121,875

NII Capital Corp. company guaranty sr. unsec. unsub. notes
10s, 2016	80,000	87,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes
7 5/8s, 2021	75,000	76,500

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017	205,000	215,250

Qwest Communications International, Inc. company guaranty
7 1/2s, 2014	55,000	55,000

Qwest Corp. notes 6 3/4s, 2021	415,000	404,132

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	159,000	164,366

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	55,000	53,075

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)	330,000	366,305

SBA Telecommunications, Inc. company guaranty sr. unsec. notes
8 1/4s, 2019	15,000	15,750

SBA Telecommunications, Inc. company guaranty sr. unsec. notes
8s, 2016	135,000	141,413

Sprint Capital Corp. company guaranty 6 7/8s, 2028	305,000	227,988

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	300,000	279,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	120,000	103,200

Time Warner Cable, Inc. company guaranty sr. unsec. notes
7 1/2s, 2014	90,000	101,884

Time Warner Cable, Inc. company guaranty sr. unsec. unsub.
notes 8 1/4s, 2014	325,000	370,642

Time Warner Cable, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2039	230,000	263,055

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039	492,000	663,739

Verizon New Jersey, Inc. debs. 8s, 2022	165,000	209,769

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	505,000	689,069

Virgin Media Finance PLC company guaranty sr. notes Ser. 1,
9 1/2s, 2016 (United Kingdom)	180,000	194,400

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017
(Netherlands)	320,000	272,000

Windstream Corp. company guaranty sr. unsec. unsub. notes
8 1/8s, 2018	70,000	70,525

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017	280,000	283,500

		12,285,063

41

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Consumer cyclicals (3.1%)
Academy Ltd./Academy Finance Corp. 144A company guaranty
sr. unsec. notes 9 1/4s, 2019	$15,000	$13,950

Affinion Group, Inc. company guaranty sr. unsec. notes
7 7/8s, 2018	250,000	192,500

AMC Entertainment, Inc. company guaranty sr. sub.
notes 9 3/4s, 2020	155,000	140,275

American Casino & Entertainment Properties LLC sr. notes
11s, 2014	120,000	116,100

American Media, Inc. 144A notes 13 1/2s, 2018	7,394	6,285

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021	205,000	198,338

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016 ‡‡	85,000	83,725

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	65,000	66,300

Beazer Homes USA, Inc. company guaranty sr. unsec. notes
6 7/8s, 2015	105,000	70,875

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub.
notes 9 1/8s, 2018	55,000	34,650

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019	40,000	25,400

Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014	165,000	132,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018	55,000	48,538

Building Materials Corp. 144A sr. notes 7s, 2020	45,000	44,888

Building Materials Corp. 144A sr. notes 6 7/8s, 2018	85,000	82,450

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	75,000	71,250

Burlington Coat Factory Warehouse Corp. 144A company
guaranty sr. unsec. notes 10s, 2019	80,000	68,000

Caesars Entertainment Operating Co., Inc. company guaranty
sr. notes 10s, 2018	190,000	113,050

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017	395,000	398,456

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030	160,000	201,992

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec. notes
9 1/8s, 2018	35,000	36,138

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015	85,000	54,400

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	85,000	66,938

Choice Hotels International, Inc. company guaranty sr. unsec.
unsub. notes 5.7s, 2020	550,000	600,907

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty
sr. notes 8 1/4s, 2021	110,000	84,975

Cinemark USA, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	50,000	51,500

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021	50,000	47,250

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company
guaranty sr. notes 10 3/4s, 2017 ‡‡	237,506	215,537

Clear Channel Communications, Inc. company guaranty sr. notes
9s, 2021	60,000	44,550

Clear Channel Communications, Inc. company guaranty unsec.
unsub. notes 10 3/4s, 2016	60,000	31,050

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014	100,000	56,500

42

CORPORATE BONDS AND NOTES (24.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company guaranty
sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		$195,000	$199,388

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015		90,000	90,450

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019		85,000	71,613

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 5s, 2021		210,000	222,132

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2019		200,000	225,019

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		95,000	96,900

DISH DBS Corp. 144A company guaranty sr. unsec. notes
6 3/4s, 2021		55,000	52,525

Echostar DBS Corp. sr. notes 6 3/8s, 2011		175,000	175,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018		135,000	149,850

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019 R		305,000	272,975

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020		285,000	317,775

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015		120,000	126,000

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		395,000	381,537

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018		70,000	68,600

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015		220,000	199,100

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		150,000	145,500

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041		300,000	356,803

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		154,000	174,248

Interactive Data Corp. company guaranty sr. unsec. notes
10 1/4s, 2018		225,000	241,875

Isle of Capri Casinos, Inc. company guaranty 7s, 2014		149,000	135,404

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub.
notes 7 3/4s, 2019		105,000	95,813

Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		200,000	204,000

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	61,557

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018		$70,000	70,000

Lender Processing Services, Inc. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016		60,000	56,400

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		40,000	40,400

Liberty Interactive, LLC debs. 8 1/4s, 2030		120,000	113,700

Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021		90,000	91,013

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		165,000	148,500

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5.9s, 2016		110,000	120,156

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s,
2015 (In default) †		175,000	10,063

Masonite International Corp. 144A company guaranty sr. notes
8 1/4s, 2021 (Canada)		135,000	121,838

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017		50,000	43,375

MGM Resorts International company guaranty sr. notes 9s, 2020		45,000	46,744

MGM Resorts International company guaranty sr. unsec. notes
6 7/8s, 2016		75,000	63,750

43

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
MGM Resorts International company guaranty sr. unsec. notes
6 5/8s, 2015	$90,000	$76,275

MGM Resorts International sr. notes 10 3/8s, 2014	20,000	21,825

Michaels Stores, Inc. company guaranty 11 3/8s, 2016	80,000	81,000

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019	270,000	217,350

Navistar International Corp. sr. notes 8 1/4s, 2021	155,000	158,875

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019	80,000	69,600

News America Holdings, Inc. company guaranty 7 3/4s, 2024	300,000	372,596

News America Holdings, Inc. debs. 7 3/4s, 2045	363,000	441,224

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty
sr. unsec. notes 7 3/4s, 2018	165,000	168,300

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021	80,000	64,400

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018	80,000	74,000

Owens Corning company guaranty sr. unsec. notes 9s, 2019	235,000	277,300

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019	25,000	26,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 7 3/4s, 2016	170,000	168,300

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes
9 1/4s, 2018	55,000	55,275

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	105,000	107,888

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes
8 5/8s, 2017	30,000	30,225

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub.
notes 7 1/2s, 2015	160,000	154,000

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017	95,000	91,200

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes
7 7/8s, 2032	160,000	128,000

QVC Inc. 144A sr. notes 7 3/8s, 2020	115,000	122,475

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014	10,000	8,600

Realogy Corp. company guaranty sr. unsec. unsub. notes
11 1/2s, 2017	140,000	93,100

Regal Entertainment Group company guaranty sr. unsec. notes
9 1/8s, 2018	135,000	133,650

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A
sr. notes 8 5/8s, 2017	140,000	131,950

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016	235,000	192,113

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020	85,000	83,300

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	30,000	28,275

Sealy Mattress Co. 144A company guaranty sr. sec. notes
10 7/8s, 2016	124,000	130,820

Sears Holdings Corp. company guaranty 6 5/8s, 2018	70,000	57,750

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes
7s, 2015	20,000	18,800

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A notes 8 5/8s, 2016	90,000	90,450

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	115,000	147,251

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	565,000	594,062

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015	105,000	108,603

44

CORPORATE BONDS AND NOTES (24.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Time Warner, Inc. debs. 9.15s, 2023		$105,000	$143,992

Toys R Us — Delaware, Inc. 144A company guaranty sr. notes
7 3/8s, 2016		50,000	48,125

Toys R Us Property Co., LLC company guaranty sr. unsec. notes
10 3/4s, 2017		215,000	227,363

Travelport LLC company guaranty 11 7/8s, 2016		35,000	13,825

Travelport LLC company guaranty 9 7/8s, 2014		180,000	117,900

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec.
notes 9s, 2016		150,000	87,750

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes
Ser. REGS, 6 3/8s, 2014	EUR	55,000	73,979

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub.
notes 7s, 2014		$120,000	126,000

Universal City Development Partners, Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015		29,000	31,465

Univision Communications, Inc. 144A company guaranty sr. unsec.
notes 8 1/2s, 2021		185,000	144,300

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(In default) † ‡‡ F		106,392	3,617

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037		198,000	262,568

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040		120,000	137,124

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040		655,000	726,032

Walt Disney Co. sr. unsec. notes 2 3/4s, 2021		120,000	118,066

Walt Disney Co. sr. unsec. unsub. notes 4 3/8s, 2041		50,000	52,701

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company
guaranty 1st mtge. notes 7 3/4s, 2020		60,000	63,000

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes
13s, 2013		70,000	78,400

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018		160,000	161,600

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015		175,000	168,000

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes
10 1/4s, 2016 ‡‡		80,000	68,000

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		125,000	127,500

			16,095,409
Consumer staples (1.9%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015		70,000	75,250

AE Escrow Corp. 144A sr. unsec. notes 9 3/4s, 2020		30,000	28,800

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		185,000	245,160

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec.
unsub. notes 5 3/8s, 2020		450,000	524,289

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub.
notes 9 5/8s, 2018		50,000	49,500

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub.
notes 7 3/4s, 2016		75,000	72,375

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes
8 1/2s, 2019		10,000	12,460

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes
4.1s, 2016		90,000	92,001

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		140,000	144,200

45

CORPORATE BONDS AND NOTES (24.3%)* cont.		Principal amount	Value

Consumer staples cont.
Central Garden & Pet Co. company guaranty sr. sub. notes
8 1/4s, 2018		$95,000	$90,725

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 ‡‡		115,000	101,775

Claire’s Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		70,000	50,400

Claire’s Stores, Inc. 144A company guaranty sr. unsec. notes
9 5/8s, 2015		107,912	83,092

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		130,000	136,500

Corrections Corporation of America company guaranty sr. notes
7 3/4s, 2017		140,000	147,000

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037		453,000	438,278

CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032		14,538	17,132

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		205,000	247,814

Dave & Buster’s, Inc. company guaranty sr. unsec. unsub. notes
11s, 2018		110,000	109,175

Dean Foods Co. company guaranty sr. unsec. unsub. notes
9 3/4s, 2018		50,000	50,625

Dean Foods Co. company guaranty sr. unsec. unsub. notes
7s, 2016		115,000	108,388

Del Monte Foods Co. 144A company guaranty sr. unsec. notes
7 5/8s, 2019		30,000	25,350

Delhaize Group company guaranty sr. unsec. bond 5 7/8s,
2014 (Belgium)		370,000	404,022

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)		235,000	274,499

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)		135,000	180,512

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		145,000	143,913

Dole Food Co. sr. notes 13 7/8s, 2014		21,000	23,993

Dole Food Co. 144A sr. notes 8s, 2016		35,000	35,788

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		190,000	190,000

General Mills, Inc. sr. unsec. notes 5.65s, 2019		200,000	237,390

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014		15,000	15,000

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018		75,000	71,625

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	70,000	91,977

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec.
notes 11 5/8s, 2014		$40,000	42,800

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
7 1/4s, 2021		625,000	515,625

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		610,000	747,707

Kroger Co. company guaranty 6 3/4s, 2012		150,000	154,644

Kroger Co. company guaranty 6.4s, 2017		100,000	118,570

Landry’s Restaurants, Inc. company guaranty sr.
notes 11 5/8s, 2015		40,000	40,200

Libbey Glass, Inc. sr. notes 10s, 2015		77,000	80,658

McDonald’s Corp. sr. unsec. bond 6.3s, 2037		300,000	406,122

McDonald’s Corp. sr. unsec. notes 5.7s, 2039		270,000	341,106

46

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Consumer staples cont.
Michael Foods, Inc. company guaranty sr. unsec notes
9 3/4s, 2018	$95,000	$98,088

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	82,000	109,108

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
company guaranty sr. unsec. notes 9 1/4s, 2015	100,000	99,250

Prestige Brands, Inc. company guaranty sr. unsec. notes
8 1/4s, 2018	250,000	255,000

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015	115,000	104,938

Revlon Consumer Products Corp. company guaranty notes
9 3/4s, 2015	375,000	392,813

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	105,000	100,275

Rite Aid Corp. company guaranty sr. unsec. unsub. notes
9 1/2s, 2017	157,000	124,030

Roadhouse Financing, Inc. notes 10 3/4s, 2017	65,000	60,288

Service Corporation International sr. notes 7s, 2019	90,000	90,900

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014	65,000	73,775

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018	115,000	122,475

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019	103,576	112,121

Stewart Enterprises, Inc. company guaranty sr. unsec. notes
6 1/2s, 2019	80,000	77,400

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	45,000	51,975

United Rentals North America, Inc. company guaranty sr. unsec.
sub. notes 8 3/8s, 2020	85,000	77,775

United Rentals North America, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2019	30,000	31,125

Wendy’s Co. (The) company guaranty sr. unsec. unsub. notes
10s, 2016	175,000	184,188

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019	120,000	112,800

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	295,000	333,876

		9,578,640
Energy (2.7%)
Alpha Natural Resources, Inc. company guaranty sr. unsec. notes
6 1/4s, 2021	75,000	69,938

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes
6s, 2019	80,000	74,800

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes
Ser. B, 7 1/2s, 2031	585,000	692,769

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	30,000	32,735

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	30,000	33,655

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021	425,000	444,360

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020	75,000	72,000

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019	100,000	95,000

Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	99,000	98,753

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015	45,000	31,331

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 3.2s, 2016 (United Kingdom)	570,000	593,842

Brigham Exploration Co. company guaranty sr. unsec. notes
6 7/8s, 2019	55,000	53,625

47

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Energy cont.
Brigham Exploration Co. company guaranty sr. unsec. notes
8 3/4s, 2018	$55,000	$58,850

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018	160,000	156,800

Chaparral Energy, Inc. company guaranty sr. unsec. notes
9 7/8s, 2020	155,000	155,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes
8 7/8s, 2017	155,000	150,350

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	230,000	240,925

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A
company guaranty sr. unsec. notes 5 7/8s, 2021	40,000	38,000

Complete Production Services, Inc. company guaranty 8s, 2016	80,000	80,000

Concho Resources, Inc. company guaranty sr. unsec. notes
6 1/2s, 2022	110,000	106,700

CONSOL Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020	380,000	399,950

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017	20,000	20,900

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes
6 3/8s, 2021	30,000	28,950

Crosstex Energy LP/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018	230,000	235,750

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2020	109,000	114,995

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021	45,000	43,425

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	215,000	192,425

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes
9 1/8s, 2017	60,000	60,600

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes
6 1/2s, 2021	55,000	46,750

Forbes Energy Services Ltd. 144A company guaranty sr. unsec.
notes 9s, 2019	150,000	138,750

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company
guaranty sr. notes 7 1/8s, 2018	95,000	96,425

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Russia)	438,000	429,240

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec.
bond 8.146s, 2018 (Russia)	288,000	316,086

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Netherlands)	1,200,000	1,333,980

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019	165,000	159,225

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes
9 1/2s, 2016	265,000	268,975

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	50,000	47,250

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	35,000	34,475

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec.
notes 6 7/8s, 2021	125,000	113,750

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	40,000	49,189

48

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Energy cont.
Key Energy Services, Inc. company guaranty unsec. unsub. notes
6 3/4s, 2021	$85,000	$81,813

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	90,000	94,500

Marathon Petroleum Corp. 144A sr. unsec. notes 6 1/2s, 2041	125,000	134,851

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s,
2021 (Canada)	50,000	47,875

Milagro Oil & Gas 144A notes 10 1/2s, 2016	110,000	88,000

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	70,000	72,611

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	165,000	166,650

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	50,000	49,438

Noble Holding International, Ltd. company guaranty sr. unsec.
notes 6.05s, 2041	285,000	325,951

Offshore Group Investments, Ltd. company guaranty sr. notes
11 1/2s, 2015 (Cayman Islands)	120,000	123,600

Offshore Group Investments, Ltd. 144A company guaranty
sr. notes 11 1/2s, 2015 (Cayman Islands)	50,000	51,500

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014
(Canada) (In default) †	35,000	22,050

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014
(Canada) (In default) †	65,000	40,950

Peabody Energy Corp. company guaranty 7 3/8s, 2016	240,000	263,700

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2020	20,000	21,025

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)	2,165,000	1,474,906

Petroleum Development Corp. company guaranty sr. unsec. notes
12s, 2018	255,000	272,850

Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	40,000	41,200

Plains Exploration & Production Co. company guaranty 7s, 2017	185,000	185,000

Quicksilver Resources, Inc. company guaranty 7 1/8s, 2016	20,000	17,600

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	185,000	199,800

Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	85,000	90,525

Rosetta Resources, Inc. company guaranty sr. unsec. notes
9 1/2s, 2018	125,000	127,500

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	165,000	152,625

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes
7 1/2s, 2021	50,000	46,000

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub.
notes 8s, 2018	90,000	84,600

Shell International Finance BV company guaranty sr. unsec. notes
3.1s, 2015 (Netherlands)	585,000	620,924

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	50,000	49,750

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	170,000	198,606

Total Capital SA company guaranty sr. unsec. unsub. notes 3s,
2015 (France)	395,000	417,760

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)	20,000	19,900

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021	60,000	59,766

49

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Energy cont.
Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s,
2039 (Switzerland)	$270,000	$382,691

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.8s, 2037	90,000	97,250

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.35s, 2017	100,000	112,951

Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	105,000	114,360

Whiting Petroleum Corp. company guaranty 7s, 2014	85,000	90,525

Williams Cos., Inc. (The) notes 7 3/4s, 2031	15,000	18,007

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	48,000	56,905

		13,927,038
Financials (6.2%)
Abbey National Treasury Service bank guaranty sr. unsec. unsub.
notes FRN 1.832s, 2014 (United Kingdom)	255,000	242,945

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	85,000	75,438

Aflac, Inc. sr. unsec. notes 6.9s, 2039	135,000	138,557

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	80,000	69,689

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8.3s, 2015	115,000	113,706

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
8s, 2020	50,000	46,281

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020	50,000	45,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN
2.526s, 2014	114,000	97,869

Ally Financial, Inc. unsec. sub. notes 8s, 2018	60,000	54,600

American Express Co. sr. unsec. notes 8 1/8s, 2019	625,000	788,820

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058	205,000	180,913

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018	639,000	634,660

American International Group, Inc. sr. unsec. unsub. notes
4 1/4s, 2014	355,000	346,153

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	750,000	677,369

Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)	200,000	204,461

Bank of New York Mellon Corp. (The) sr. unsec. notes 4.3s, 2014	160,000	172,634

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015	140,000	145,412

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes
Ser. MTN, 2 1/2s, 2016	65,000	66,304

BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.819s, 2027	1,146,000	710,620

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049
(United Kingdom)	325,000	213,281

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049
(United Kingdom)	200,000	144,000

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	275,000	290,972

Bear Stearns Cos., Inc. (The) notes 5.7s, 2014	5,000	5,392

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	46,000	54,224

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.086s, 2012	75,250	75,050

50

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Financials cont.
Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	$140,000	$142,045

Capital One Capital III company guaranty 7.686s, 2036	811,000	792,753

Capital One Capital IV company guaranty jr. unsec. sub. notes
FRN 6.745s, 2037	100,000	95,500

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes
6 5/8s, 2020	70,000	67,200

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub.
notes 11 5/8s, 2017	35,000	39,463

CIT Group, Inc. 144A bonds 7s, 2017	995,000	965,150

CIT Group, Inc. 144A bonds 7s, 2016	430,000	417,100

Citigroup, Inc. sr. notes 6 1/2s, 2013	810,000	852,360

Citigroup, Inc. sub. notes 5s, 2014	225,000	220,671

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	976,000	943,403

CNO Financial Group, Inc. 144A company guaranty sr. notes
9s, 2018	115,000	119,025

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019	205,000	198,850

Credit Suisse First Boston USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	180,000	180,863

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017
(United Kingdom)	581,000	456,085

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	155,000	158,192

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds
FRB 5.628s, perpetual maturity	1,000,000	670,000

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	339,000	364,416

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	150,000	149,625

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017	20,000	22,550

GATX Financial Corp. notes 5.8s, 2016	130,000	145,173

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	1,450,000	1,397,438

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	525,000	599,325

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	1,105,000	1,214,112

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	270,000	244,117

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	290,000	305,876

HSBC Finance Capital Trust IX FRN 5.911s, 2035	400,000	332,000

HSBC Finance Corp. 144A sr. unsec. sub. notes 6.676s, 2021	310,000	304,675

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	500,000	490,762

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015	80,000	74,000

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes
9s, 2014	23,000	22,080

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018	195,000	194,269

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	25,000	21,750

JPMorgan Chase & Co. sr. notes 6s, 2018	336,000	374,180

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	1,460,000	1,456,404

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	95,000	96,900

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	510,000	481,950

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018	236,000	236,085

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	385,000	379,225

51

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Financials cont.
MPT Operating Partnership LP/MPT Finance Corp. 144A company
guaranty sr. notes 6 7/8s, 2021 R	$45,000	$42,750

National Money Mart Co. company guaranty sr. unsec. unsub.
notes 10 3/8s, 2016 (Canada)	100,000	102,500

Nationwide Financial Services notes 5 5/8s, 2015	425,000	451,704

Nuveen Investments, Inc. company guaranty sr. unsec. unsub.
notes 10 1/2s, 2015	100,000	92,250

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022 R	105,000	100,144

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,129,000	1,175,658

OneBeacon US Holdings, Inc. company guaranty sr. unsec. notes
5 7/8s, 2013	249,000	255,208

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037	190,000	188,575

Provident Funding Associates LP/PFG Finance Corp. 144A
sr. notes 10 1/4s, 2017	20,000	19,500

Provident Funding Associates LP/PFG Finance Corp. 144A
sr. notes 10 1/8s, 2019	110,000	95,150

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038	370,000	395,739

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015	205,000	158,875

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub.
notes 3.95s, 2015 (United Kingdom)	340,000	319,684

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes
7 3/4s, 2018 (Russia)	100,000	104,250

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes
7 1/8s, 2014 (Russia)	100,000	102,000

Sabra Health Care LP/Sabra Capital Corp. company guaranty
sr. unsec. unsub. notes 8 1/8s, 2018 R	65,000	60,450

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016	93,000	89,595

Simon Property Group LP sr. unsec. notes 6 1/8s, 2018 R	297,000	333,934

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016 R	7,000	7,625

SLM Corp. sr. notes Ser. MTN, 8s, 2020	155,000	153,016

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	110,000	114,418

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012	55,000	51,425

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN
4.161s, 2014	20,000	17,400

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 R	295,000	304,949

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	140,000	145,843

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed
bonds 6.8s, 2025 (Russia)	2,200,000	2,073,500

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	180,000	186,654

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)	600,000	579,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s,
2018 (Russia)	1,887,000	1,905,870

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	500,000	554,060

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	60,000	67,545

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)	155,000	157,510

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)	80,000	83,237

52

CORPORATE BONDS AND NOTES (24.3%)* cont.		Principal amount	Value

Financials cont.
Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s,
perpetual maturity (Australia)		$230,000	$224,009

Willis Group North America, Inc. company guaranty 6.2s, 2017		40,000	43,679

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037		411,000	361,680

			31,939,558
Health care (1.1%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		126,000	148,326

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		318,000	407,042

Amgen, Inc. sr. unsec. notes 3.45s, 2020		500,000	515,649

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)		99,000	132,839

Aviv Healthcare Properties LP company guaranty sr. unsec. notes
7 3/4s, 2019		80,000	75,400

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017		110,000	113,300

Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		115,000	109,250

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes
8 1/8s, 2019		90,000	83,250

CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		225,000	221,063

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		350,000	362,585

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	100,000	122,825

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018
(Luxembourg)		$130,000	114,400

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		55,000	52,800

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018		80,000	76,800

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec.
notes 8 3/4s, 2016 (Ireland)		165,000	170,775

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty
sr. unsec. notes 7s, 2019		130,000	130,488

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)		110,000	110,000

HCA, Inc. sr. notes 6 1/2s, 2020		350,000	340,375

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		100,000	91,500

Health Management Associates, Inc. sr. notes 6 1/8s, 2016		125,000	122,813

IASIS Healthcare, LLC/IASIS Capital Corp. 144A
sr. notes 8 3/8s, 2019		185,000	149,850

Johnson & Johnson sr. unsec. notes 4.85s, 2041		335,000	395,857

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		85,000	84,150

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		135,000	169,423

Select Medical Corp. company guaranty 7 5/8s, 2015		66,000	57,173

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		35,000	33,250

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015 ‡‡		38,449	36,911

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		80,000	79,200

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018		34,000	36,805

Tenet Healthcare Corp. sr. notes 9s, 2015		45,000	47,475

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		115,000	121,613

53

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Health care cont.
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC company guaranty sr. unsec. unsub. notes 3s,
2015 (Netherland Antilles)	$410,000	$429,539

United Surgical Partners International, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2017	85,000	85,000

Valeant Pharmaceuticals International 144A company guaranty
sr. notes 7s, 2020	35,000	30,975

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 7/8s, 2018	25,000	22,625

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017	35,000	32,244

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016	4,000	2,600

WellPoint, Inc. notes 7s, 2019	260,000	321,265

		5,637,435
Miscellaneous (—%)
Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021	65,000	63,050

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016	145,000	143,188

		206,238
Technology (1.2%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017	25,000	25,000

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020	120,000	117,600

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015 ‡‡	105,000	76,913

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015	135,000	98,550

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	5,000	4,250

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015 ‡‡	220,000	177,100

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes
3.15s, 2017	595,000	625,459

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	325,000	351,045

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	365,000	415,671

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)	120,000	108,600

Fidelity National Information Services, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2020	60,000	62,400

Fidelity National Information Services, Inc. company guaranty
sr. unsec. notes 7 5/8s, 2017	20,000	20,800

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015 ‡‡	178,199	148,351

First Data Corp. 144A company guaranty notes 8 1/4s, 2021	100,000	79,000

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019	65,000	57,688

First Data Corp. 144A sr. bonds 12 5/8s, 2021	180,000	133,200

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes
10 3/4s, 2020	107,000	107,000

Freescale Semiconductor, Inc. 144A company guaranty sr. notes
9 1/4s, 2018	210,000	215,775

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	125,000	136,653

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	183,000	204,189

Iron Mountain, Inc. company guaranty 8 3/4s, 2018	5,000	5,100

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019	45,000	44,550

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020	25,000	25,313

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015 F	119,000	117,215

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	475,000	526,071

54

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Technology cont.
NXP BV/NXP Funding, LLC 144A company guaranty sr. notes
9 3/4s, 2018 (Netherlands)	$195,000	$203,775

Oracle Corp. 144A notes 3 7/8s, 2020	290,000	309,924

Oracle Corp. 144A sr. notes 5 3/8s, 2040	310,000	358,985

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037	420,000	426,258

Seagate HDD Cayman 144A company guaranty sr. unsec. notes
7 3/4s, 2018 (Cayman Islands)	75,000	73,500

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020	165,000	153,450

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019	105,000	102,900

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	230,000	272,791

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	164,000	177,342

		5,962,418
Transportation (0.4%)
AMGH Merger Sub, Inc. 144A company guaranty sr. notes
9 1/4s, 2018	230,000	231,150

Burlington Northern Santa Fe Corp. sr. unsec. unsub. notes
5 3/4s, 2040	300,000	350,236

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	130,000	145,571

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	158,921	166,867

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes
8s, 2018 (Mexico)	55,000	59,744

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes
6 1/8s, 2021 (Mexico)	20,000	19,800

Northwest Airlines Corp. pass-through certificates Ser. 00-1,
7.15s, 2019	399,481	399,481

Swift Services Holdings, Inc. company guaranty sr. notes
10s, 2018	125,000	111,250

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	100,000	110,300

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	108,099	104,315

Western Express, Inc. 144A sr. notes 12 1/2s, 2015	115,000	77,050

		1,775,764
Utilities and power (2.6%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	150,000	150,750

AES Corp. (The) 144A sr. notes 7 3/8s, 2021	135,000	127,575

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	120,000	136,059

Arizona Public Services Co. sr. unsec. notes 5.05s, 2041	155,000	168,929

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	55,000	74,262

Beaver Valley Funding Corp. sr. bonds 9s, 2017	483,000	518,360

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	288,000	322,545

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	973,578	1,041,729

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020	75,000	73,500

Calpine Corp. 144A sr. notes 7 1/4s, 2017	175,000	168,875

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)	25,000	29,038

Commonwealth Edison Co. 1st mtge. 5.9s, 2036	448,000	536,652

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
2.669s, 2066	853,000	759,170

Dominion Resources, Inc. unsub. notes 5.7s, 2012	126,000	131,518

55

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Utilities and power cont.
Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019	$280,000	$169,400

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	40,000	26,800

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	18,600

Edison Mission Energy sr. unsec. notes 7.2s, 2019	135,000	76,950

Edison Mission Energy sr. unsec. notes 7s, 2017	5,000	2,975

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	40,539

El Paso Corp. sr. unsec. notes 7s, 2017	210,000	235,235

Electricite de France 144A notes 6 1/2s, 2019 (France)	245,000	286,374

Energy Future Holdings Corp. company guaranty sr. notes
10s, 2020	75,000	72,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
sr. notes 10s, 2020	107,000	104,325

Energy Transfer Equity LP company guaranty sr. unsec. notes
7 1/2s, 2020	140,000	143,850

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012	205,000	211,298

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021	195,000	185,104

Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. notes 5.95s, 2041	420,000	450,468

Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. notes 3.2s, 2016	40,000	40,901

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	180,000	168,300

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	65,000	66,788

ITC Holdings Corp. 144A notes 5 7/8s, 2016	988,000	1,118,732

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	225,000	256,879

Kansas Gas & Electric Co. bonds 5.647s, 2021	62,078	64,617

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	300,000	354,201

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	970,000	1,227,486

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	310,000	388,175

NRG Energy, Inc. company guaranty 7 3/8s, 2017	55,000	56,650

NRG Energy, Inc. 144A company guaranty sr. unsec. notes
7 7/8s, 2021	265,000	242,475

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	125,000	130,483

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	153,000	182,610

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	985,000	1,127,751

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	21,136	21,157

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016	90,000	99,536

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040	215,000	261,064

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	337,000	335,315

Spectra Energy Capital, LLC sr. notes 8s, 2019	215,000	269,476

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes
6 3/4s, 2015	5,000	5,649

Texas Competitive/Texas Competitive Electric Holdings Co., LLC
company guaranty sr. unsec. notes 10 1/2s, 2016 ‡‡	324,063	136,106

Texas Competitive/Texas Competitive Electric Holdings Co., LLC
144A company guaranty sr. notes 15s, 2021	130,000	79,300

Texas Competitive/Texas Competitive Electric Holdings Co., LLC
144A company guaranty sr. notes 11 1/2s, 2020	165,000	132,000

56

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Utilities and power cont.
Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s,
2067 (Canada)	$155,000	$154,334

Union Electric Co. sr. sec. notes 6.4s, 2017	265,000	314,911

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	45,000	53,446

		13,551,972

Total corporate bonds and notes (cost $119,756,940)		$125,100,444

MORTGAGE-BACKED SECURITIES (7.8%)*	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class 5A1,
3.364s, 2036	$434,879	$191,347

Banc of America Commercial Mortgage, Inc. Ser. 06-5, Class A2,
5.317s, 2047	2,021,435	2,033,145

Banc of America Commercial Mortgage, Inc. 144A
Ser. 07-5, Class XW, IO, 0.587s, 2051	17,931,994	293,798
Ser. 04-5, Class XC, IO, 0.473s, 2041	6,812,934	122,251
Ser. 04-4, Class XC, IO, 0.458s, 2042	4,680,980	97,655
Ser. 05-1, Class XW, IO, 0.094s, 2042	17,687,506	9,410

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.588s, 2032	124,000	129,397
Ser. 05-PWR9, Class A2, 4.735s, 2042	581,900	580,248
Ser. 04-PR3I, Class X1, IO, 0.314s, 2041	3,582,998	63,321

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.255s, 2038	7,859,285	120,640

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC,
IO, 0.21s, 2049	79,073,320	978,928

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-C8, Class XS, IO, 0.237s, 2046	37,199,638	451,255
Ser. 05-C6, Class XC, IO, 0.103s, 2044	12,771,853	73,958

Countrywide Alternative Loan Trust FRB Ser. 05-84, Class 4A1,
5.736s, 2036	2,351,375	1,387,311

Credit Suisse Mortgage Capital Certificates
Ser. 07-C1, Class AAB, 5.336s, 2040	738,000	770,251
Ser. 06-C5, Class AX, IO, 0.211s, 2039	15,299,714	226,069

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038	268,000	242,664
Ser. 05-C5, Class AM, 5.1s, 2038	184,000	189,118

CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-CK2, Class G, 5.744s, 2036	487,000	472,239
Ser. 03-C3, Class AX, IO, 1.913s, 2038	10,471,688	214,994

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB
Ser. 06-AR3, Class A5, 0.405s, 2036	360,640	220,441

DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3,
6.1s, 2032	8,033	8,030

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.872s, 2037	385,991	572,366
IFB Ser. 2979, Class AS, 23.434s, 2034	70,447	97,479
IFB Ser. 3072, Class SB, 22.81s, 2035	535,014	841,325
IFB Ser. 3249, Class PS, 21.519s, 2036	551,659	798,675
IFB Ser. 3065, Class DC, 19.173s, 2035	343,139	515,659

57

MORTGAGE-BACKED SECURITIES (7.8%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.36s, 2034	$415,726	$561,325
IFB Ser. 3287, Class SE, IO, 6.471s, 2037	1,377,577	192,007
IFB Ser. 3835, Class SC, IO, 6.421s, 2038	1,795,142	303,505
IFB Ser. 3708, Class SQ, IO, 6.321s, 2040	1,984,677	273,647
Ser. 3934, Class SA, IO, 4 1/2s, 2041 ∆	3,238,000	523,649
Ser. 3747, Class HI, IO, 4 1/2s, 2037	146,041	17,971
Ser. 3751, Class MI, IO, 4s, 2034	3,215,716	309,963
Ser. 3707, Class HI, IO, 4s, 2023	285,318	19,011
Ser. 3327, Class IF, IO, zero %, 2037	17,752	6
Ser. 3391, PO, zero %, 2037	44,969	39,188
Ser. 3300, PO, zero %, 2037	351,871	331,781
Ser. 3206, Class EO, PO, zero %, 2036	29,180	26,309
FRB Ser. 3326, Class YF, zero %, 2037	23,076	21,978
FRB Ser. 3326, Class WF, zero %, 2035	47,665	44,806
FRB Ser. 3003, Class XF, zero %, 2035	18,785	18,762

Federal National Mortgage Association
IFB Ser. 11-101, Class SC, IO, 6.3s, 2040	641,000	122,194
IFB Ser. 11-101, Class BS, IO, 5.85s, 2039	2,560,000	396,851
IFB Ser. 11-101, Class SA, IO, 5.7s, 2041	340,000	60,989
Ser. 11-111, Class DS, IO, 4 1/2s, 2041 ∆	2,055,000	360,267
Ser. 11-111, Class SD, IO, 4 1/2s, 2041 ∆	2,225,000	437,699

Federal National Mortgage Association Grantor Trust
IFB Ser. 07-75, Class JS, 50.484s, 2037	135,555	287,577
IFB Ser. 06-62, Class PS, 38.493s, 2036	168,822	311,753
IFB Ser. 06-8, Class HP, 23.707s, 2036	325,825	519,936
IFB Ser. 05-45, Class DA, 23.56s, 2035	581,812	924,098
IFB Ser. 05-75, Class GS, 19.546s, 2035	248,658	356,888
IFB Ser. 05-106, Class JC, 19.397s, 2035	112,474	174,062
IFB Ser. 05-83, Class QP, 16.784s, 2034	76,249	104,305
Ser. 07-64, Class LO, PO, zero %, 2037	166,504	152,529
Ser. 07-14, Class KO, PO, zero %, 2037	85,047	75,671
Ser. 06-125, Class OX, PO, zero %, 2037	23,289	21,614
Ser. 06-84, Class OT, PO, zero %, 2036	24,482	22,552
FRB Ser. 06-104, Class EK, zero %, 2036	9,199	8,919
FRB Ser. 06-1, Class HF, zero %, 2032	2,124	2,117

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO,
1.098s, 2020	570,143	14,824

First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.538s, 2033	584,129	6

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	538,000	565,398
Ser. 97-C2, Class G, 7 1/2s, 2029	288,000	306,539

First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2,
Class G, 7s, 2035	703,000	688,940

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.168s, 2043	14,031,085	99,817
Ser. 05-C3, Class XC, IO, 0.122s, 2045	170,889,942	840,122

GMAC Commercial Mortgage Securities, Inc. Ser. 05-C1, Class X1,
IO, 0.308s, 2043	11,720,596	160,115

58

MORTGAGE-BACKED SECURITIES (7.8%)* cont.	Principal amount	Value

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3,
Class G, 6.974s, 2036	$38,906	$33,848

Government National Mortgage Association
IFB Ser. 11-35, Class AS, IO, 5.87s, 2037	3,283,887	422,415
Ser. 10-150, Class WI, IO, 5s, 2038	2,094,232	266,219
Ser. 10-107, Class NI, IO, 4 1/2s, 2039	2,226,680	376,643
Ser. 10-85, Class MI, IO, 4 1/2s, 2036	3,592,277	408,586
Ser. 06-36, Class OD, PO, zero %, 2036	15,223	14,494
Ser. 99-31, Class MP, PO, zero %, 2029	13,918	12,248
FRB Ser. 07-35, Class UF, zero %, 2037	8,925	8,715

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class AJ, 4.859s, 2042	203,000	187,095

Greenwich Capital Commercial Funding Corp. 144A Ser. 05-GG3,
Class XC, IO, 0.566s, 2042	23,262,277	366,172

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	203,033	203,541
Ser. 04-C1, Class X1, IO, 1.163s, 2028	119,378	1
Ser. 06-GG6, Class XC, IO, 0.143s, 2038	20,747,924	36,309

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR39, Class A1,
0.415s, 2037	3,615,704	1,663,224

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1,
0.435s, 2037	2,908,642	1,296,012

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD11, Class A2, 5.99s, 2049	20,992	21,360
Ser. 07-LDPX, Class A3S, 5.317s, 2049	857,000	873,078
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,166,000	1,169,533
Ser. 06-LDP8, Class X, IO, 0.744s, 2045	12,319,839	257,312

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	73,123	72,994
Ser. 05-CB12, Class X1, IO, 0.138s, 2037	8,805,631	70,665
Ser. 06-LDP6, Class X1, IO, 0.082s, 2043	16,783,064	59,613

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	136,004	129,204
Ser. 99-C1, Class G, 6.41s, 2031	145,590	128,119
Ser. 98-C4, Class H, 5.6s, 2035	215,000	230,424

LB-UBS Commercial Mortgage Trust Ser. 06-C6, Class AM,
5.413s, 2039	405,000	385,974

LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.386s, 2040	19,582,792	358,267
Ser. 06-C7, Class XCL, IO, 0.382s, 2038	14,444,170	203,201
Ser. 05-C2, Class XCL, IO, 0.338s, 2040	26,856,216	193,284
Ser. 05-C5, Class XCL, IO, 0.254s, 2040	25,370,636	374,826
Ser. 06-C6, Class XCL, IO, 0.241s, 2039	47,054,547	836,206
Ser. 06-C1, Class XCL, IO, 0.169s, 2041	25,633,256	263,843
Ser. 05-C7, Class XCL, IO, 0.157s, 2040	27,335,850	152,151

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.857s, 2027	225,444	183,977

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO,
2.424s, 2028	28,584	822

59

MORTGAGE-BACKED SECURITIES (7.8%)* cont.		Principal amount	Value

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050		$199,000	$209,462
Ser. 03-KEY1, Class B, 5.334s, 2035		1,863,000	1,913,124
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043		11,339,779	121,914

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO,
0.436s, 2039		6,888,057	167,759

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.119s, 2044		553,385	33,203
Ser. 07-C5, Class X, IO, 5.082s, 2049		479,629	34,773
Ser. 06-C4, Class X, IO, 3.604s, 2045		2,190,739	109,537

Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1, IO,
0.171s, 2042		5,125,903	26,808

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035		213,000	202,107

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030		428,000	435,654

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J,
6 5/8s, 2033		189,000	7,560

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.947s, 2039		592,000	534,227

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039		981,079	976,174

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.926s, 2049		66,393	67,026
Ser. 07-C30, Class APB, 5.294s, 2043		968,000	1,016,568
Ser. 07-C30, Class A3, 5.246s, 2043		576,000	583,910

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.142s, 2042		20,823,403	165,130
Ser. 06-C26, Class XC, IO, 0.09s, 2045		7,464,038	22,168
Ser. 06-C23, Class XC, IO, 0.07s, 2045		30,798,345	138,285

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		44,000	21,120
Ser. 05-C1A, Class C, 4.9s, 2036		42,000	42,333

Washington Mutual Mortgage Pass-Through Certificates FRB
Ser. 07-HY1, Class A3A, 0.465s, 2037		1,257,686	712,183

Total mortgage-backed securities (cost $37,127,899)			$40,203,064

INVESTMENT COMPANIES (2.7%)*		Shares	Value

Financial Select Sector SPDR Fund S		52,500	621,075

Gladstone Investment Corp.		3,673	24,976

iShares Russell 2000 Growth Index Fund		711	52,237

SPDR S&P 500 ETF Trust S		118,093	13,364,585

Total investment companies (cost $14,383,368)			$14,062,873

FOREIGN GOVERNMENT BONDS AND NOTES (2.4%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$155,000	$124,000

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013		965,000	920,156

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		5,615,000	4,759,330

Brazil (Federal Republic of) notes 10s, 2012	BRL	4,838	2,623,013

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021		$960,000	969,600

60

FOREIGN GOVERNMENT BONDS AND NOTES (2.4%)* cont.	Principal amount	Value

Ukraine (Government of ) Financing of Infrastructural Projects
State Enterprise 144A govt. guaranty notes 8 3/8s, 2017	$200,000	$184,000

Ukraine (Government of) 144A bonds 7 3/4s, 2020	600,000	540,000

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013	2,300,000	2,213,750

Total foreign government bonds and notes (cost $13,565,270)		$12,333,849

ASSET-BACKED SECURITIES (2.1%)*	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.385s, 2036	$436,000	$165,411

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A,
Class A2, 7.575s, 2030	2,416,912	1,528,697

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.979s, 2032	100,064	40,025

Green Tree Financial Corp.
Ser. 96-6, Class M1, 7.95s, 2027	1,077,000	1,120,080
Ser. 97-6, Class A9, 7.55s, 2029	84,797	89,708
Ser. 97-2, Class M1, 7.54s, 2028	2,094,184	1,528,754
Ser. 97-8, Class M1, 7.02s, 2027	1,050,000	745,500
Ser. 98-2, Class M1, 6.94s, 2028	2,411,318	1,012,754
Ser. 99-2, Class A6, 6.92s, 2030	775,000	728,500
Ser. 99-1, Class A6, 6.37s, 2025	99,297	101,780

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031	1,206,342	1,204,834

GSAA Home Equity Trust FRB Ser. 06-3, Class A2, 0.425s, 2036	1,294,978	563,315

Lehman ABS Manufactured Housing Contract Ser. 01-B, Class M1,
6.63s, 2028	448,000	416,640

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	120,702	120,624

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	208,782	163,448
Ser. 95-B, Class B1, 7.55s, 2021	128,155	96,285
Ser. 99-B, Class A3, 6.45s, 2017	172,443	163,875
Ser. 01-E, Class A3, 5.69s, 2031	859,071	706,586
Ser. 02-A, Class A2, 5.01s, 2020	69,419	66,471

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4,
7.21s, 2030	70,379	67,564

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	317,893	38,147

Total asset-backed securities (cost $10,972,209)		$10,668,998

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.7%)*	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 14, 2026.	Sep-16/3.49	$1,636,440	$142,567

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA maturing
September 14, 2026.	Sep-16/3.49	1,636,440	105,041

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 15, 2022.	Aug-12/2.855	4,382,500	281,532

61

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate of 2.855%
versus the three month USD-LIBOR-BBA maturing
August 15, 2022.	Aug-12/2.855	$4,382,500	$83,644

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 3.37%
versus the three month USD-LIBOR-BBA maturing
August 3, 2022.	Aug-12/3.37	4,277,747	434,961

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA maturing
August 3, 2022.	Aug-12/3.37	4,277,747	40,382

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 3.52%
versus the three month USD-LIBOR-BBA maturing
August 1, 2022.	Jul-12/3.52	3,564,789	404,817

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA maturing
August 1, 2022.	Jul-12/3.52	3,564,789	27,164

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 3.36%
versus the three month USD-LIBOR-BBA maturing
August 1, 2022.	Jul-12/3.36	3,564,789	359,937

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA maturing
August 1, 2022.	Jul-12/3.36	3,564,789	33,794

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 3.51%
versus the three month USD-LIBOR-BBA maturing
July 30, 2022.	Jul-12/3.51	1,425,916	160,829

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA maturing
July 30, 2022.	Jul-12/3.51	1,425,916	10,837

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 3.5375%
versus the three month USD-LIBOR-BBA maturing
July 27, 2022.	Jul-12/3.5375	3,564,789	410,557

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 3.5375% versus
the three month USD-LIBOR-BBA maturing
July 27, 2022.	Jul-12/3.5375	3,564,789	25,880

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a fixed rate
of 3.54% versus the three month USD-LIBOR-BBA
maturing July 25, 2022.	Jul-12/3.54	3,347,359	386,453

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed rate
of 3.54% versus the three month USD-LIBOR-BBA
maturing July 25, 2022.	Jul-12/3.54	3,347,359	23,967

62

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing July 24, 2022.	Jul-12/3.49	$3,554,391	$396,101

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing July 24, 2022.	Jul-12/3.49	3,554,391	26,978

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.075% versus the three month USD-LIBOR-BBA
maturing March 26, 2022.	Mar-12/2.075	2,192,000	42,064

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.075%
versus the three month USD-LIBOR-BBA maturing
March 26, 2022.	Mar-12/2.075	2,192,000	76,873

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 0.52%
versus the three month USD-LIBOR-BBA maturing
March 23, 2014.	Mar-12/0.52	7,987,000	7,987

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA maturing
March 23, 2014.	Mar-12/0.52	7,987,000	32,667

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.0525% versus the three month USD-LIBOR-BBA
maturing February 24, 2022.	Feb-12/2.0525	2,192,000	37,856

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of
2.0525% versus the three month USD-LIBOR-BBA
maturing February 24, 2022.	Feb-12/2.0525	2,192,000	72,533

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.03% versus the three month USD-LIBOR-BBA
maturing January 25, 2022.	Jan-12/2.03	2,192,000	32,836

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.03%
versus the three month USD-LIBOR-BBA
maturing January 25, 2022.	Jan-12/2.03	2,192,000	67,470

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate of 0.545%
versus the three month USD-LIBOR-BBA maturing
January 5, 2014.	Jan-12/0.545	6,923,719	6,785

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate of 0.545%
versus the three month USD-LIBOR-BBA maturing
January 5, 2014.	Jan-12/0.545	6,923,719	18,971

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.61% versus the three month USD-LIBOR-BBA
maturing January 4, 2014.	Dec-11/0.61	3,993,000	6,350

63

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.61%
versus the three month USD-LIBOR-BBA maturing
January 4, 2014.	Dec-11/0.61	$3,993,000	$7,523

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 0.6075%
versus the three month USD-LIBOR-BBA maturing
January 3, 2014.	Dec-11/0.6075	3,570,000	5,498

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 0.6075% versus
the three month USD-LIBOR-BBA maturing
January 3, 2014.	Dec-11/0.6075	3,570,000	7,211

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.01% versus the three month USD-LIBOR-BBA
maturing December 28, 2021.	Dec-11/2.01	2,192,000	26,677

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.01%
versus the three month USD-LIBOR-BBA maturing
December 28, 2021.	Dec-11/2.01	2,192,000	61,025

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate of 4.0625%
versus the three month USD-LIBOR-BBA maturing
December 23, 2041.	Dec-11/4.0625	1,669,139	469,896

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate of 4.0625%
versus the three month USD-LIBOR-BBA maturing
December 23, 2041.	Dec-11/4.0625	1,669,139	2,253

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.476% versus the three month USD-LIBOR-BBA
maturing December 23, 2013.	Dec-11/0.476	7,987,000	3,674

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.476%
versus the three month USD-LIBOR-BBA maturing
December 23, 2013.	Dec-11/0.476	7,987,000	27,236

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.53% versus the three month USD-LIBOR-BBA
maturing December 21, 2013.	Dec-11/0.53	7,987,000	6,310

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.53%
versus the three month USD-LIBOR-BBA maturing
December 21, 2013.	Dec-11/0.53	7,987,000	21,325

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 2.355%
versus the three month USD-LIBOR-BBA maturing
December 19, 2021.	Dec-11/2.355	2,559,000	73,443

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 2.355% versus
the three month USD-LIBOR-BBA maturing
December 19, 2021.	Dec-11/2.355	2,559,000	30,938

64

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.745% versus the three month USD-LIBOR-BBA
maturing December 19, 2041.	Dec-11/0.745	$5,355,000	$10,335

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.745%
versus the three month USD-LIBOR-BBA maturing
December 19, 2041.	Dec-11/0.745	5,355,000	21,420

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 1.3525%
versus the three month USD-LIBOR-BBA maturing
December 19, 2016.	Dec-11/1.3525	2,559,000	17,273

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 1.3525% versus
the three month USD-LIBOR-BBA maturing
December 19, 2016.	Dec-11/1.3525	2,559,000	17,887

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.99% versus the three month USD-LIBOR-BBA
maturing December 14, 2041.	Dec-11/2.99	5,525,817	466,268

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.99%
versus the three month USD-LIBOR-BBA maturing
December 14, 2041.	Dec-11/2.99	5,525,817	152,402

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 4.045% versus
the three month USD-LIBOR-BBA maturing
December 13, 2041.	Dec-11/4.045	9,444,067	2,628,567

Option on an interest rate swap with Citibank, N.A.
for the right to pay a fixed rate of 4.045% versus the
three month USD-LIBOR-BBA maturing
December 13, 2041.	Dec-11/4.045	9,444,067	8,972

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 0.5325%
versus the three month USD-LIBOR-BBA maturing
December 5, 2013.	Dec-11/0.5325	6,923,719	4,916

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 0.5325% versus
the three month USD-LIBOR-BBA maturing
December 5, 2013.	Dec-11/0.5325	6,923,719	15,994

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 3.21%
versus the three month USD-LIBOR-BBA maturing
November 23, 2021.	Nov-11/3.21	3,571,569	347,799

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 3.21% versus
the three month USD-LIBOR-BBA maturing
November 23, 2021.	Nov-11/3.21	3,571,569	1,071

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a fixed rate
of 2.3175% versus the three month USD-LIBOR-BBA
maturing November 17, 2021.	Nov-11/2.3175	2,559,000	62,081

65

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed rate
of 2.3175% versus the three month USD-LIBOR-BBA
maturing November 17, 2021.	Nov-11/2.3175	$2,559,000	$22,110

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.715% versus the three month USD-LIBOR-BBA
maturing November 17, 2014.	Nov-11/0.715	5,355,000	7,069

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.715%
versus the three month USD-LIBOR-BBA maturing
November 17, 2014.	Nov-11/0.715	5,355,000	17,763

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate of 1.30%
versus the three month USD-LIBOR-BBA maturing
November 17, 2016.	Nov-11/1.30	2,559,000	12,155

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate of 1.30%
versus the three month USD-LIBOR-BBA maturing
November 17, 2016.	Nov-11/1.30	2,559,000	14,279

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 0.5175%
versus the three month USD-LIBOR-BBA maturing
November 3, 2013.	Nov-11/0.5175	6,923,719	3,877

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 0.5175% versus
the three month USD-LIBOR-BBA maturing
November 3, 2013.	Nov-11/0.5175	6,923,719	14,540

Option on an interest rate swap with Barclay’s Bank
PLC for the right to receive a fixed rate of 3.17%
versus the three month USD-LIBOR-BBA maturing
October 21, 2021.	Oct-11/3.17	3,112,069	298,945

Option on an interest rate swap with Barclay’s Bank
PLC for the right to pay a fixed rate of 3.17% versus
the three month USD-LIBOR-BBA maturing
October 21, 2021.	Oct-11/3.17	3,112,069	9

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate of 0.555%
versus the three month USD-LIBOR-BBA maturing
February 3, 2014.	Feb-12/0.555	6,923,719	8,032

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate of 0.555%
versus the three month USD-LIBOR-BBA maturing
February 3, 2014.	Feb-12/0.555	6,923,719	21,117

Total purchased options outstanding (cost $5,273,400)			$8,675,723

COMMODITY LINKED NOTES (1.1%)*	Principal amount	Value

Citigroup Funding, Inc. 144A notes zero %, 2011
(Indexed to the 1 Yr Dow Jones-UBS Ex-Energy
3-Month Forward Total Return Index)	$4,100,000	$4,251,097

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed
to the UBS Bloomberg CMCI Composite Index) (Jersey)	1,755,000	1,288,337

Total commodity linked notes (cost $5,855,000)		$5,539,434

66

SENIOR LOANS (0.7%)* [c]	Principal amount	Value

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017	$175,000	$152,688

American Rock Salt Co., LLC/American Rock Capital Corp.
bank term loan FRN 5 1/2s, 2017	19,850	18,808

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015	102,281	99,468

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017	59,250	56,838

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B2, 3.218s, 2015	141,981	118,614

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017	144,372	139,138

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B,
2 1/2s, 2014	53,740	42,340

Claire’s Stores, Inc. bank term loan FRN 2.996s, 2014	66,049	55,729

Clear Channel Communications, Inc. bank term loan FRN Ser. A,
3.621s, 2014	45,000	37,491

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	71,820	71,042

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	64,838	59,877

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018	89,775	85,193

Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016	72,588	71,181

Goodman Global, Inc. bank term loan FRN 9s, 2017	115,000	115,192

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	123,948	122,528

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	54,863	53,710

Health Management Associates, Inc. bank term loan FRN
1.996s, 2014	52,346	49,189

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	129,350	120,457

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2,
8s, 2014	136,719	135,010

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2,
7 1/2s, 2013	135,756	134,059

Intelsat Jackson Holdings SA bank term loan FRN 3.246s, 2014
(Luxembourg)	460,000	426,650

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017	69,825	67,556

National Bedding Co., LLC bank term loan FRN Ser. B,
3 7/8s, 2013	38,886	38,205

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018	120,000	111,117

Polypore, Inc. bank term loan FRN Ser. B, 2.22s, 2014	107,460	103,430

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017	315,000	307,440

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016	362,825	358,289

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.726s, 2017	106,302	71,056

Univision Communications, Inc. bank term loan FRN 4.471s, 2017	111,490	100,062

West Corp. bank term loan FRN Ser. B2, 2.702s, 2013	22,944	22,212

West Corp. bank term loan FRN Ser. B5, 4.577s, 2016	55,802	53,803

Total senior loans (cost $3,550,283)		$3,398,372

67

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	1,490	$76,921

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.	5,720	103,932

General Motors Co. Ser. B, $2.375 cv. pfd.	4,439	155,088

Lucent Technologies Capital Trust I 7.75% cv. pfd.	87	72,205

Total convertible preferred stocks (cost $486,366)		$408,146

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	349	$233,710

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	7,800	142,350

Total preferred stocks (cost $399,432)		$376,060

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$24,000	$31,534

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027	60,000	40,875

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	72,000	74,070

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036	55,000	50,188

Total convertible bonds and notes (cost $198,505)		$196,667

MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15	$135,000	$140,831
4.071s, 1/1/14	35,000	36,112

Total municipal bonds and notes (cost $170,000)		$176,943

WARRANTS (—%)* †	Expiration	Strike
	date	price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	12	$138

Tower Semiconductor, Ltd. 144A (Israel) F	6/30/15	0.01	34,898	8,376

Total warrants (cost $7,016)				$8,514

SHORT-TERM INVESTMENTS (34.8%)*	Principal amount/shares	Value

Federal Home Loan Discount Notes with an effective
yield of 0.02%, December 7, 2011	$5,600,000	$5,599,843

Federal National Mortgage Association Discount Notes
with an effective yield of 0.04%, December 12, 2011	12,500,000	12,498,250

Straight-A Funding, LLC with an effective yield
of 0.16%, October 4, 2011	4,989,000	4,988,932

U. S. Treasury Bills zero %, July 26, 2012 [i]	110,000	109,923

U. S. Treasury Bills zero %, October 27, 2011 [i]	454,000	454,000

U.S. Treasury Bills with effective yields ranging from
0.236% to 0.608%, October 20, 2011 # ##	25,586,000	25,582,491

U.S. Treasury Bills with effective yields ranging from
0.119% to 0.119%, May 3, 2012 # ##	10,000,000	9,991,340

Putnam Cash Collateral Pool, LLC 0.16% [d]	14,160,575	14,160,575

Putnam Money Market Liquidity Fund 0.10% [e]	103,765,219	103,765,219

SSgA Prime Money Market Fund 0.02% i P	1,610,000	1,610,000

Total short-term investments (cost $178,699,058)		$178,760,573

TOTAL INVESTMENTS

Total investments (cost $659,808,780)		$678,160,051

68

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona

Key to holding’s abbreviations

ADR	American Depository Receipts
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2010 through September 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $513,986,716.

† Non-income-producing security.

‡ Restricted excluding 144A securities, as to public resale. The total market value of the restricted security held at the close of the reporting period was $80,766, and less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

69

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts (Note 1).

P The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $329,204,369 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, GDR or SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBAs.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $177,472,827)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	10/19/11	$2,182,649	$2,361,701	$179,052

	Brazilian Real	Buy	10/19/11	524,916	596,348	(71,432)

	British Pound	Sell	10/19/11	4,723,503	4,821,798	98,295

	Canadian Dollar	Sell	10/19/11	2,911,556	3,069,345	157,789

	Chilean Peso	Buy	10/19/11	145,845	163,059	(17,214)

	Czech Koruna	Buy	10/19/11	291,424	308,383	(16,959)

	Euro	Sell	10/19/11	699,628	728,756	29,128

	Hungarian Forint	Buy	10/19/11	186,870	207,156	(20,286)

	Japanese Yen	Sell	10/19/11	610,458	606,328	(4,130)

70

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $177,472,827) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A. cont.

	Mexican Peso	Buy	10/19/11	$342,419	$379,642	$(37,223)

	Norwegian Krone	Sell	10/19/11	1,197,776	1,298,288	100,512

	Russian Ruble	Buy	10/19/11	4,718	5,141	(423)

	Singapore Dollar	Sell	10/19/11	1,140,283	1,218,878	78,595

	South African Rand	Buy	10/19/11	202,975	227,710	(24,735)

	South Korean Won	Buy	10/19/11	117,107	127,941	(10,834)

	Swedish Krona	Sell	10/19/11	3,179,363	3,402,322	222,959

	Swiss Franc	Buy	10/19/11	801,998	845,200	(43,202)

	Taiwan Dollar	Buy	10/19/11	179,388	188,767	(9,379)

	Turkish Lira	Sell	10/19/11	187,028	197,113	10,085

Barclays Bank PLC

	Australian Dollar	Sell	10/19/11	1,047,033	1,095,070	48,037

	Brazilian Real	Sell	10/19/11	739,525	836,443	96,918

	British Pound	Buy	10/19/11	780,690	796,381	(15,691)

	Canadian Dollar	Buy	10/19/11	1,715,547	1,807,096	(91,549)

	Chilean Peso	Sell	10/19/11	562,693	627,422	64,729

	Czech Koruna	Sell	10/19/11	526,407	558,897	32,490

	Euro	Buy	10/19/11	272,793	290,423	(17,630)

	Hungarian Forint	Sell	10/19/11	340,873	376,788	35,915

	Indian Rupee	Sell	10/19/11	135,145	142,807	7,662

	Japanese Yen	Sell	10/19/11	1,606,276	1,598,029	(8,247)

	Malaysian Ringgit	Buy	10/19/11	184,010	196,274	(12,264)

	Mexican Peso	Buy	10/19/11	465,232	516,309	(51,077)

	New Zealand Dollar	Buy	10/19/11	253,153	276,085	(22,932)

	Norwegian Krone	Sell	10/19/11	775,933	809,351	33,418

	Polish Zloty	Buy	10/19/11	367,013	401,659	(34,646)

	Russian Ruble	Buy	10/19/11	4,718	5,133	(415)

	Singapore Dollar	Buy	10/19/11	323,816	348,403	(24,587)

	South Korean Won	Buy	10/19/11	63,136	68,964	(5,828)

	Swedish Krona	Sell	10/19/11	1,580,985	1,694,208	113,223

	Swiss Franc	Buy	10/19/11	301,509	317,315	(15,806)

	Taiwan Dollar	Buy	10/19/11	79,544	83,200	(3,656)

	Thai Baht	Sell	10/19/11	15,310	15,422	112

	Turkish Lira	Buy	10/19/11	25,030	26,389	(1,359)

Citibank, N.A.

	Australian Dollar	Sell	10/19/11	39,984	43,233	3,249

	Brazilian Real	Sell	10/19/11	2,609,617	2,962,611	352,994

	British Pound	Buy	10/19/11	883,314	900,898	(17,584)

	Canadian Dollar	Sell	10/19/11	629,841	662,722	32,881

	Chilean Peso	Buy	10/19/11	125,820	140,369	(14,549)

	Czech Koruna	Buy	10/19/11	171,990	181,680	(9,690)

	Danish Krone	Buy	10/19/11	786,277	822,521	(36,244)

	Euro	Buy	10/19/11	451,658	470,142	(18,484)

	Hungarian Forint	Buy	10/19/11	256,027	283,145	(27,118)

71

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $177,472,827) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Japanese Yen	Sell	10/19/11	$280,939	$279,969	$(970)

	Mexican Peso	Buy	10/19/11	561,261	623,184	(61,923)

	New Zealand Dollar	Sell	10/19/11	46,284	50,423	4,139

	Norwegian Krone	Sell	10/19/11	351,595	381,461	29,866

	Polish Zloty	Sell	10/19/11	616,003	673,060	57,057

	Singapore Dollar	Buy	10/19/11	508,570	547,274	(38,704)

	South African Rand	Sell	10/19/11	112,135	125,979	13,844

	South Korean Won	Buy	10/19/11	240,483	263,095	(22,612)

	Swedish Krona	Buy	10/19/11	1,143,182	1,224,075	(80,893)

	Swiss Franc	Buy	10/19/11	2,229,772	2,350,461	(120,689)

	Taiwan Dollar	Sell	10/19/11	24,354	25,462	1,108

	Turkish Lira	Buy	10/19/11	148,946	157,048	(8,102)

Credit Suisse AG

	Australian Dollar	Sell	10/19/11	2,377,534	2,538,847	161,313

	Brazilian Real	Buy	10/19/11	272,504	308,161	(35,657)

	British Pound	Buy	10/19/11	2,409,705	2,439,714	(30,009)

	Canadian Dollar	Buy	10/19/11	570,189	600,581	(30,392)

	Chilean Peso	Buy	10/19/11	4,762	5,317	(555)

	Czech Koruna	Buy	10/19/11	103,026	108,891	(5,865)

	Euro	Buy	10/19/11	962,089	1,010,225	(48,136)

	Hungarian Forint	Sell	10/19/11	140,564	143,596	3,032

	Indian Rupee	Sell	10/19/11	695,660	735,104	39,444

	Japanese Yen	Buy	10/19/11	3,262,554	3,241,660	20,894

	Malaysian Ringgit	Sell	10/19/11	342,099	359,766	17,667

	Mexican Peso	Sell	10/19/11	929,622	1,026,423	96,801

	Norwegian Krone	Buy	10/19/11	275,248	291,669	(16,421)

	Polish Zloty	Sell	10/19/11	443,198	485,045	41,847

	Russian Ruble	Sell	10/19/11	2,886	3,139	253

	South African Rand	Sell	10/19/11	113,594	127,258	13,664

	South Korean Won	Sell	10/19/11	525,871	571,058	45,187

	Swedish Krona	Sell	10/19/11	545,339	583,846	38,507

	Swiss Franc	Sell	10/19/11	169,260	179,202	9,942

	Taiwan Dollar	Sell	10/19/11	589,207	613,822	24,615

	Turkish Lira	Buy	10/19/11	181,281	191,077	(9,796)

Deutsche Bank AG

	Australian Dollar	Buy	10/19/11	283,662	306,908	(23,246)

	Brazilian Real	Sell	10/19/11	68,575	77,641	9,066

	British Pound	Sell	10/19/11	1,060,133	1,081,644	21,511

	Canadian Dollar	Buy	10/19/11	109,633	116,612	(6,979)

	Chilean Peso	Sell	10/19/11	6,093	6,815	722

	Czech Koruna	Buy	10/19/11	48,878	51,683	(2,805)

	Euro	Sell	10/19/11	402,279	419,030	16,751

	Hungarian Forint	Buy	10/19/11	18,907	20,918	(2,011)

	Malaysian Ringgit	Buy	10/19/11	381,261	406,692	(25,431)

72

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $177,472,827) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Mexican Peso	Buy	10/19/11	$536,737	$595,550	$(58,813)

	New Zealand Dollar	Sell	10/19/11	274,351	299,102	24,751

	Norwegian Krone	Sell	10/19/11	719,339	780,658	61,319

	Polish Zloty	Sell	10/19/11	174,260	178,275	4,015

	Singapore Dollar	Buy	10/19/11	476,196	512,335	(36,139)

	South Korean Won	Buy	10/19/11	361,904	395,493	(33,589)

	Swedish Krona	Buy	10/19/11	956,548	1,025,230	(68,682)

	Swiss Franc	Sell	10/19/11	411,550	433,709	22,159

	Taiwan Dollar	Sell	10/19/11	247,329	258,873	11,544

	Turkish Lira	Sell	10/19/11	75,252	79,273	4,021

Goldman Sachs International

	Australian Dollar	Buy	10/19/11	2,306,570	2,494,525	(187,955)

	British Pound	Sell	10/19/11	1,476,876	1,505,241	28,365

	Canadian Dollar	Sell	10/19/11	2,093,184	2,205,197	112,013

	Chilean Peso	Buy	10/19/11	182,686	204,161	(21,475)

	Euro	Sell	10/19/11	3,717,124	3,870,769	153,645

	Hungarian Forint	Sell	10/19/11	493,732	533,566	39,834

	Japanese Yen	Sell	10/19/11	415,021	412,560	(2,461)

	Norwegian Krone	Sell	10/19/11	339,839	368,641	28,802

	Polish Zloty	Sell	10/19/11	462,601	505,516	42,915

	South African Rand	Buy	10/19/11	210,234	236,266	(26,032)

	Swedish Krona	Buy	10/19/11	213,828	228,834	(15,006)

	Swiss Franc	Sell	10/19/11	307,696	323,875	16,179

HSBC Bank USA, National Association

	Australian Dollar	Buy	10/19/11	1,803,640	1,950,557	(146,917)

	British Pound	Sell	10/19/11	2,158,667	2,202,373	43,706

	Euro	Sell	10/19/11	244,883	255,671	10,788

	Indian Rupee	Sell	10/19/11	179,624	190,238	10,614

	Japanese Yen	Buy	10/19/11	960,168	954,609	5,559

	New Zealand Dollar	Buy	10/19/11	97,830	106,656	(8,826)

	Norwegian Krone	Buy	10/19/11	373,143	404,929	(31,786)

	Singapore Dollar	Sell	10/19/11	1,242,533	1,336,863	94,330

	South Korean Won	Sell	10/19/11	179,945	193,495	13,550

	Swiss Franc	Sell	10/19/11	105,843	111,357	5,514

	Taiwan Dollar	Sell	10/19/11	14,158	14,811	653

JPMorgan Chase Bank, N.A.

	Australian Dollar	Sell	10/19/11	58,378	63,151	4,773

	Brazilian Real	Sell	10/19/11	63,341	71,552	8,211

	British Pound	Buy	10/19/11	1,989,526	2,022,292	(32,766)

	Canadian Dollar	Sell	10/19/11	1,393,828	1,467,211	73,383

	Chilean Peso	Buy	10/19/11	136,070	151,414	(15,344)

	Czech Koruna	Sell	10/19/11	507,923	529,660	21,737

	Euro	Buy	10/19/11	4,106,924	4,271,988	(165,064)

	Hong Kong Dollar	Sell	10/19/11	626,122	625,561	(561)

73

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $177,472,827) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Hungarian Forint	Sell	10/19/11	$145,218	$160,518	$15,300

	Japanese Yen	Buy	10/19/11	1,028,596	1,022,404	6,192

	Malaysian Ringgit	Buy	10/19/11	294,265	313,856	(19,591)

	Mexican Peso	Buy	10/19/11	354,090	392,978	(38,888)

	New Zealand Dollar	Sell	10/19/11	67,940	74,080	6,140

	Norwegian Krone	Sell	10/19/11	875,588	949,153	73,565

	Polish Zloty	Buy	10/19/11	219,371	239,539	(20,168)

	Russian Ruble	Buy	10/19/11	4,721	5,133	(412)

	Singapore Dollar	Buy	10/19/11	789,757	850,140	(60,383)

	South African Rand	Sell	10/19/11	152,015	170,393	18,378

	South Korean Won	Sell	10/19/11	340,687	372,168	31,481

	Swedish Krona	Buy	10/19/11	1,058,908	1,133,695	(74,787)

	Swiss Franc	Buy	10/19/11	1,679,455	1,769,194	(89,739)

	Taiwan Dollar	Sell	10/19/11	95,308	99,602	4,294

	Thai Baht	Sell	10/19/11	7,594	7,645	51

	Turkish Lira	Sell	10/19/11	459,460	483,168	23,708

Royal Bank of Scotland PLC (The)

	Australian Dollar	Sell	10/19/11	1,533,615	1,641,801	108,186

	Brazilian Real	Buy	10/19/11	239,194	270,186	(30,992)

	British Pound	Sell	10/19/11	2,228,825	2,280,461	51,636

	Canadian Dollar	Sell	10/19/11	606,670	624,812	18,142

	Chilean Peso	Buy	10/19/11	13,995	15,630	(1,635)

	Czech Koruna	Buy	10/19/11	260,183	275,339	(15,156)

	Euro	Buy	10/19/11	3,009,848	3,126,372	(116,524)

	Hungarian Forint	Buy	10/19/11	237,672	263,420	(25,748)

	Indian Rupee	Buy	10/19/11	60,776	64,829	(4,053)

	Japanese Yen	Buy	10/19/11	1,688,529	1,678,278	10,251

	Malaysian Ringgit	Sell	10/19/11	303,187	321,047	17,860

	Mexican Peso	Sell	10/19/11	912,284	1,011,294	99,010

	New Zealand Dollar	Sell	10/19/11	31,873	34,748	2,875

	Norwegian Krone	Sell	10/19/11	54,698	59,422	4,724

	Polish Zloty	Sell	10/19/11	335,726	367,773	32,047

	Russian Ruble	Sell	10/19/11	2,889	3,149	260

	Singapore Dollar	Sell	10/19/11	206,413	216,535	10,122

	South African Rand	Sell	10/19/11	813,620	912,274	98,654

	South Korean Won	Buy	10/19/11	182,663	191,522	(8,859)

	Swedish Krona	Sell	10/19/11	1,211,709	1,299,679	87,970

	Swiss Franc	Sell	10/19/11	1,636,919	1,721,590	84,671

	Taiwan Dollar	Sell	10/19/11	42,736	44,785	2,049

	Turkish Lira	Buy	10/19/11	321,042	338,544	(17,502)

State Street Bank and Trust Co.

	Australian Dollar	Buy	10/19/11	1,731,597	1,871,595	(139,998)

	Brazilian Real	Sell	10/19/11	723,293	819,996	96,703

	British Pound	Sell	10/19/11	423,303	416,729	(6,574)

74

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $177,472,827) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Canadian Dollar	Buy	10/19/11	$1,744,272	$1,849,127	$(104,855)

	Czech Koruna	Sell	10/19/11	150,360	155,604	5,244

	Euro	Buy	10/19/11	342,702	353,853	(11,151)

	Hungarian Forint	Sell	10/19/11	65,230	72,062	6,832

	Indonesian Rupiah	Sell	10/19/11	119,167	110,834	(8,333)

	Japanese Yen	Sell	10/19/11	2,232,891	2,223,498	(9,393)

	Malaysian Ringgit	Sell	10/19/11	267,061	281,139	14,078

	Mexican Peso	Buy	10/19/11	196,118	217,695	(21,577)

	Norwegian Krone	Sell	10/19/11	137,846	149,472	11,626

	Polish Zloty	Sell	10/19/11	71,214	77,775	6,561

	Russian Ruble	Buy	10/19/11	4,715	5,126	(411)

	Singapore Dollar	Buy	10/19/11	436,092	469,435	(33,343)

	South African Rand	Buy	10/19/11	223,552	251,041	(27,489)

	South Korean Won	Sell	10/19/11	26,124	28,548	2,424

	Swedish Krona	Buy	10/19/11	1,331,760	1,425,239	(93,479)

	Swiss Franc	Sell	10/19/11	505,682	532,717	27,035

	Taiwan Dollar	Sell	10/19/11	355,895	372,315	16,420

	Thai Baht	Buy	10/19/11	38,297	39,670	(1,373)

	Turkish Lira	Buy	10/19/11	71,170	74,969	(3,799)

UBS AG

	Australian Dollar	Sell	10/19/11	2,057,857	2,201,369	143,512

	Brazilian Real	Buy	10/19/11	559,918	634,094	(74,176)

	British Pound	Buy	10/19/11	8,814,550	8,978,795	(164,245)

	Canadian Dollar	Buy	10/19/11	1,145,645	1,206,636	(60,991)

	Czech Koruna	Buy	10/19/11	315,069	332,796	(17,727)

	Euro	Sell	10/19/11	4,757,843	4,974,689	216,846

	Hungarian Forint	Buy	10/19/11	152,042	167,979	(15,937)

	Indian Rupee	Buy	10/19/11	177,354	187,693	(10,339)

	Japanese Yen	Buy	10/19/11	2,801,039	2,784,590	16,449

	Mexican Peso	Sell	10/19/11	839,310	931,784	92,474

	New Zealand Dollar	Sell	10/19/11	43,997	47,978	3,981

	Norwegian Krone	Buy	10/19/11	2,812,490	3,053,359	(240,869)

	Polish Zloty	Buy	10/19/11	660,022	721,204	(61,182)

	Russian Ruble	Sell	10/19/11	2,880	3,136	256

	Singapore Dollar	Buy	10/19/11	428,362	460,886	(32,524)

	South African Rand	Buy	10/19/11	233,037	261,446	(28,409)

	South Korean Won	Sell	10/19/11	370,334	401,475	31,141

	Swedish Krona	Buy	10/19/11	1,894,878	2,029,026	(134,148)

	Swiss Franc	Sell	10/19/11	1,151,677	1,213,363	61,686

	Taiwan Dollar	Buy	10/19/11	342,512	358,252	(15,740)

	Thai Baht	Sell	10/19/11	15,307	15,393	86

	Turkish Lira	Buy	10/19/11	2,095	2,208	(113)

75

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $177,472,827) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp.

	Australian Dollar	Buy	10/19/11	$918,271	$991,076	$(72,805)

	British Pound	Buy	10/19/11	1,123,550	1,143,466	(19,916)

	Canadian Dollar	Buy	10/19/11	518,006	545,566	(27,560)

	Euro	Buy	10/19/11	2,328,710	2,426,025	(97,315)

	Japanese Yen	Sell	10/19/11	2,985,861	2,967,657	(18,204)

	New Zealand Dollar	Buy	10/19/11	110,488	120,408	(9,920)

	Norwegian Krone	Sell	10/19/11	997,867	1,083,312	85,445

	Swedish Krona	Sell	10/19/11	805,691	862,703	57,012

	Swiss Franc	Buy	10/19/11	497,174	523,731	(26,557)

Total						$688,356

FUTURES CONTRACTS OUTSTANDING at 9/30/11

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Long)	20	$1,858,128	Dec-11	$3,411

Canadian Government Bond
10 yr (Long)	2	254,617	Dec-11	4,110

Canadian Government Bond
10 yr (Short)	12	1,527,701	Dec-11	(9,429)

Euro STOXX 50 Index (Long)	116	3,356,290	Dec-11	(10,845)

Euro-Swiss Franc 3 Month (Short)	9	2,485,835	Dec-11	(16,406)

Euro-Swiss Franc 3 Month (Short)	22	6,078,308	Dec-12	(91,668)

Euro-Swiss Franc 3 Month (Short)	22	6,081,953	Jun-12	(73,831)

Euro-Swiss Franc 3 Month (Short)	22	6,080,738	Mar-12	(58,258)

FTSE 100 Index (Long)	99	7,873,112	Dec-11	(232,940)

Japanese Government Bond
10 yr (Long)	7	12,915,742	Dec-11	(43,111)

Japanese Government Bond
10 yr Mini (Long)	10	1,845,236	Dec-11	(5,889)

Japanese Government Bond
10 yr Mini (Short)	6	1,107,141	Dec-11	3,472

MSCI EAFE Index Mini (Short)	339	22,824,870	Dec-11	194,109

Russell 2000 Index Mini (Long)	168	10,777,200	Dec-11	(941,865)

Russell 2000 Index Mini (Short)	58	3,720,700	Dec-11	366,154

S&P 500 Index (Long)	12	3,378,000	Dec-11	(109,460)

S&P 500 Index E-Mini (Short)	995	56,018,500	Dec-11	3,044,040

S&P Mid Cap 400 Index E-Mini (Long)	6	467,340	Dec-11	(20,202)

S&P Mid Cap 400 Index E-Mini (Short)	18	1,402,020	Dec-11	135,684

S&P/TSX 60 Index (Short)	10	1,273,372	Dec-11	110,435

SPI 200 Index (Short)	19	1,843,286	Dec-11	45,077

Tokyo Price Index (Short)	61	5,994,357	Dec-11	(104,812)

U.K. Gilt 10 yr (Short)	2	406,154	Dec-11	(7,567)

U.S. Treasury Bond 20 yr (Long)	264	37,653,000	Dec-11	1,457,826

U.S. Treasury Bond 20 yr (Short)	10	1,426,250	Dec-11	(32,394)

76

FUTURES CONTRACTS OUTSTANDING at 9/30/11 cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	60	$9,517,500	Dec-11	$956,605

U.S. Treasury Note 2 yr (Long)	287	63,198,297	Dec-11	(62,108)

U.S. Treasury Note 2 yr (Short)	40	8,808,125	Dec-11	9,924

U.S. Treasury Note 5 yr (Long)	181	22,169,672	Dec-11	27,336

U.S. Treasury Note 10 yr (Short)	103	13,399,656	Dec-11	(108,689)

Total				$4,428,709

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $7,192,518)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 5.35%
versus the three month USD-LIBOR-BBA maturing
August 8, 2026.	$526,281	Aug-16/5.35	$14,078

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 8, 2026.	526,281	Aug-16/4.35	70,758

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 5, 2026.	2,241,541	Aug-16/4.28	96,086

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 5, 2026.	2,241,541	Aug-16/4.28	291,938

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 3, 2026.	2,275,397	Aug-16/4.68	80,094

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 3, 2026.	2,275,397	Aug-16/4.68	351,776

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2, 2026.	1,896,164	Jul-16/4.67	66,935

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2, 2026.	1,896,164	Jul-16/4.67	292,009

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 1, 2026.	1,896,164	Jul-16/4.80	62,763

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 1, 2026.	1,896,164	Jul-16/4.80	307,937

77

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $7,192,518) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 28, 2026.	$758,466	Jul-16/4.80	$25,105

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 28, 2026.	758,466	Jul-16/4.80	123,175

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 27, 2026.	1,896,164	Jul-16/4.815	62,194

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 27, 2026.	1,896,164	Jul-16/4.815	309,833

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 26, 2026.	1,780,510	Jul-16/4.79	60,609

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 26, 2026.	1,780,510	Jul-16/4.79	288,674

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 22, 2026.	1,890,634	Jul-16/4.74	65,756

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 22, 2026.	1,890,634	Jul-16/4.74	300,478

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing July 1, 2026.	1,206,318	Jun-16/5.86	25,743

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.86% versus the
three month USD-LIBOR-BBA maturing July 1, 2026.	1,206,318	Jun-16/4.86	201,455

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.61% versus the
three month USD-LIBOR-BBA maturing June 24, 2021.	2,236,010	Jun-16/4.61	42,059

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.61% versus the
three month USD-LIBOR-BBA maturing June 24, 2021.	2,236,010	Jun-16/4.61	196,478

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing June 14, 2026.	5,083,787	Jun-16/4.77	165,884

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing June 14, 2026.	5,083,787	Jun-16/4.77	816,761

78

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $7,192,518) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.64% versus
the three month USD-LIBOR-BBA maturing
June 13, 2021.	$5,700,000	Jun-16/4.64	$105,222

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 5.655%
versus the three month USD-LIBOR-BBA maturing
June 13, 2021.	10,600,000	Jun-16/5.655	121,900

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 5.155%
versus the three month USD-LIBOR-BBA maturing
June 13, 2021.	9,900,000	Jun-16/5.155	148,203

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.64% versus the
three month USD-LIBOR-BBA maturing June 13, 2021.	5,700,000	Jun-16/4.64	508,098

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 3.655%
versus the three month USD-LIBOR-BBA maturing
June 13, 2021.	10,600,000	Jun-16/3.655	596,780

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.155% versus the
three month USD-LIBOR-BBA maturing June 13, 2021.	9,900,000	Jun-16/4.155	716,265

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.815% versus the three month USD-LIBOR-BBA
maturing June 10, 2026.	3,167,162	Jun-16/4.815	104,105

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.815% versus the three month USD-LIBOR-BBA
maturing June 10, 2026.	3,167,162	Jun-16/4.815	520,555

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 5, 2024.	1,405,992	Aug-14/4.20	36,401

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 5, 2024.	1,405,992	Aug-14/4.20	192,747

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 31, 2024.	1,171,660	Jul-14/4.19	30,334

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 31, 2024.	1,171,660	Jul-14/4.19	160,225

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	468,664	Jul-14/4.34	11,037

79

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $7,192,518) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	$1,171,660	Jul-14/4.35	$27,417

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	468,664	Jul-14/4.34	68,945

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 30, 2024.	1,171,660	Jul-14/4.35	173,183

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 29, 2024.	1,171,663	Jul-14/4.3725	26,960

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 29, 2024.	1,171,663	Jul-14/4.3725	175,175

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing July 24, 2024.	1,100,196	Jul-14/4.36	25,404

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.36%
versus the three month USD-LIBOR-BBA maturing
July 24, 2024.	1,100,196	Jul-14/4.36	163,643

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.29% versus the three month USD-LIBOR-BBA
maturing July 23, 2024.	1,168,242	Jul-14/4.29	28,155

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.29%
versus the three month USD-LIBOR-BBA maturing
July 23, 2024.	1,168,242	Jul-14/4.29	168,017

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 14, 2016.	6,791,020	Dec-11/1.29	35,042

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 14, 2016.	6,791,020	Dec-11/1.29	55,211

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 16, 2041.	9,143,400	Nov-11/3.425	35,659

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 16, 2041.	9,143,400	Nov-11/3.425	1,406,348

80

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $7,192,518) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 2.47%
versus the three month USD-LIBOR-BBA maturing
October 11, 2016.	$4,433,660	Oct-11/2.47	$—

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 1.97%
versus the three month USD-LIBOR-BBA maturing
October 11, 2016.	4,433,660	Oct-11/1.97	151,143

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.064% versus
the three month USD-LIBOR-BBA maturing October 7, 2041.	1,852,429	Oct-11/4.064	—

Total			$10,110,752

TBA SALE COMMITMENTS OUTSTANDING at 9/30/11 (proceeds receivable $1,091,836)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s,
October 1, 2041	$1,000,000	10/13/11	$1,085,391

Total			$1,085,391

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$6,522,500	$—	9/23/13	3 month USD-
				LIBOR-BBA	0.45%	$(15,648)

	3,925,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.5075%	(5,060)

	938,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1825%	6,444

	4,639,000	—	10/3/13	3 month USD-
				LIBOR-BBA	0.54875%	(2,598)

CAD	475,000	—	9/14/21	2.4075%	3 month CAD-
					BA-CDOR	89

JPY	262,000,000	—	9/21/21	0.98375%	6 month JPY-
					LIBOR-BBA	11,530

Barclays Bank PLC
	$109,000	—	9/15/20	2.032%	3 month USD-
					LIBOR-BBA	(460)

	2,883,500	—	9/19/20	2.12%	3 month USD-
					LIBOR-BBA	(32,497)

	5,214,500	—	9/19/13	3 month USD-
				LIBOR-BBA	0.51%	(6,167)

	987,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.035%	71,513

	1,414,000	—	9/20/20	2.136%	3 month USD-
					LIBOR-BBA	(17,753)

	5,446,400	—	9/21/13	3 month USD-
				LIBOR-BBA	0.4925%	(8,524)

81

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$5,802,800	$—	9/22/13	0.4775%	3 month USD-
				LIBOR-BBA	$10,859

658,000	—	9/22/41	3 month USD-
			LIBOR-BBA	2.975%	39,227

3,925,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.50625%	(5,187)

8,478,000	—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	(9,432)

7,371,000	—	9/28/21	2.041%	3 month USD-
				LIBOR-BBA	44,301

34,912,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.511043%	(44,291)

56,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.857%	1,923

1,138,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.155%	5,029

10,965,000	—	9/30/13	3 month USD-
			LIBOR-BBA	0.53%	(9,951)

1,182,000	—	9/30/21	2.165%	3 month USD-
				LIBOR-BBA	(6,217)

5,400,000	—	6/20/41	3.91625%	3 month USD-
				LIBOR-BBA	(1,438,884)

745,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.543%	(503)

145,000	—	10/3/41	3 month USD-
			LIBOR-BBA	2.8175%	3,718

5,380,000	—	6/27/41	3 month USD-
			LIBOR-BBA	3.88882%	1,399,091

13,803,000	—	6/28/41	3 month USD-
			LIBOR-BBA	3.885%	3,577,131

930,000	—	6/28/41	3 month USD-
			LIBOR-BBA	3.88%	240,036

2,760,000	—	6/29/41	3 month USD-
			LIBOR-BBA	3.85488%	698,421

300,000	—	6/30/41	3 month USD-
			LIBOR-BBA	3.92%	80,019

1,265,000	—	7/12/41	4.0825%	3 month USD-
				LIBOR-BBA	(378,317)

2,985,000	—	7/13/41	3.948%	3 month USD-
				LIBOR-BBA	(807,643)

1,801,000	—	7/14/41	3.88%	3 month USD-
				LIBOR-BBA	(461,223)

748,000	—	7/20/41	3 month USD-
			LIBOR-BBA	3.888%	192,444

2,625,808	(40,437)	9/21/21	3 month USD-
			LIBOR-BBA	3.14%	211,153

1,220,000	—	7/25/41	3 month USD-
			LIBOR-BBA	3.97%	334,451

82

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$509,000	$—	7/28/41	3 month USD-
			LIBOR-BBA	3.9675%	$139,144

263,000	—	8/2/41	3.8925%	3 month USD-
				LIBOR-BBA	(67,616)

687,000	—	8/3/41	3.83375%	3 month USD-
				LIBOR-BBA	(168,064)

594,000	—	8/4/41	3.6108%	3 month USD-
				LIBOR-BBA	(117,280)

400,000	—	8/9/41	3.48375%	3 month USD-
				LIBOR-BBA	(68,089)

1,822,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.49%	312,530

463,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.575%	87,722

17,843,000	—	8/17/13	0.45%	3 month USD-
				LIBOR-BBA	35,698

3,932,000	—	8/17/41	3.343%	3 month USD-
				LIBOR-BBA	(549,934)

9,766,000	—	8/17/21	3 month USD-
			LIBOR-BBA	2.39%	287,867

2,304,000	—	8/23/21	2.23667%	3 month USD-
				LIBOR-BBA	(34,198)

1,392,000	—	9/6/20	2.231%	3 month USD-
				LIBOR-BBA	(30,067)

839,000	—	9/6/41	3.2375%	3 month USD-
				LIBOR-BBA	(97,390)

555,000	—	9/6/13	3 month USD-
			LIBOR-BBA	0.4925%	(776)

9,228,000	—	9/6/13	3 month USD-
			LIBOR-BBA	0.48875%	(13,594)

1,649,000	—	9/8/21	3 month USD-
			LIBOR-BBA	2.17%	12,239

1,649,000	—	9/8/21	3 month USD-
			LIBOR-BBA	2.18%	13,766

3,196,000	—	9/8/21	2.186%	3 month USD-
				LIBOR-BBA	(28,451)

1,961,000	—	9/8/41	3 month USD-
			LIBOR-BBA	2.958%	111,925

3,002,000	—	9/8/13	0.52875%	3 month USD-
				LIBOR-BBA	2,118

1,073,000	—	9/12/20	2.032%	3 month USD-
				LIBOR-BBA	(4,726)

10,514,000	—	9/13/13	0.52%	3 month USD-
				LIBOR-BBA	9,515

3,114,000	—	9/13/21	2.145%	3 month USD-
				LIBOR-BBA	(14,771)

701,000	—	9/13/41	2.975%	3 month USD-
				LIBOR-BBA	(42,262)

83

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$3,019,000	$—	9/15/13	3 month USD-
				LIBOR-BBA	0.5275%	$(2,418)

EUR	8,750,000	—	6/15/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.67%	211,141

EUR	10,937,500	—	6/15/13	1.95%	3 month EUR-
					EURIBOR-
					REUTERS	(256,742)

EUR	884,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.532%	225

EUR	330,000	—	10/4/21	2.542%	6 month EUR-
					EURIBOR-
					REUTERS	(416)

GBP	1,312,000	—	9/26/21	6 month GBP-
				LIBOR-BBA	2.54%	(9,981)

Citibank, N.A.
	$2,128,000	—	9/23/13	3 month USD-
				LIBOR-BBA	0.459%	(4,739)

	749,000	—	9/23/21	3 month USD-
				LIBOR-BBA	2.136%	2,341

	11,959,000	5,924	9/26/13	3 month USD-
				LIBOR-BBA	0.49%	(13,709)

	12,563,200	(64,546)	9/26/18	3 month USD-
				LIBOR-BBA	1.62%	(128,301)

	680,100	(8,018)	9/26/21	3 month USD-
				LIBOR-BBA	2.09%	(8,942)

	12,177,000	—	10/3/13	0.55625%	3 month USD-
					LIBOR-BBA	4,993

	10,237,000	—	10/3/20	3 month USD-
				LIBOR-BBA	2.04%	35,420

	9,276,500	—	10/3/21	2.159%	3 month USD-
					LIBOR-BBA	(41,002)

	585,000	—	10/3/41	3 month USD-
				LIBOR-BBA	2.804%	13,424

	16,600,000	—	7/8/13	3 month USD-
				LIBOR-BBA	0.675%	50,099

	600,000	—	7/8/21	3.2325%	3 month USD-
					LIBOR-BBA	(66,379)

	1,200,000	—	7/8/41	3 month USD-
				LIBOR-BBA	4.0425%	349,164

	16,500,000	—	8/5/13	3 month USD-
				LIBOR-BBA	0.5725%	10,193

	7,300,000	—	8/5/16	1.505%	3 month USD-
					LIBOR-BBA	(114,510)

	3,300,000	—	8/5/21	3 month USD-
				LIBOR-BBA	2.725%	202,667

84

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$300,000	$—	8/5/41	3 month USD-
				LIBOR-BBA	3.5875%	$57,731

	471,000	—	8/8/41	3.5825%	3 month USD-
					LIBOR-BBA	(90,022)

	880,000	—	8/8/41	3.517%	3 month USD-
					LIBOR-BBA	(156,036)

	15,800,000	—	9/9/13	3 month USD-
				LIBOR-BBA	0.525%	(12,372)

	14,600,000	—	9/9/16	1.1925%	3 month USD-
					LIBOR-BBA	26,822

	1,400,000	—	9/9/21	3 month USD-
				LIBOR-BBA	2.225%	17,393

	200,000	—	9/9/41	3.05%	3 month USD-
					LIBOR-BBA	(15,274)

SEK	3,012,000	—	10/3/21	2.555%	3 month SEK-
					STIBOR-SIDE	(2,693)

SEK	3,025,000	—	10/4/21	2.5%	3 month SEK-
					STIBOR-SIDE	(497)

SEK	9,164,000	—	7/8/16	3.275%	3 month SEK-
					STIBOR-SIDE	(68,644)

SEK	9,517,000	—	7/11/16	3.2825%	3 month SEK-
					STIBOR-SIDE	(71,732)

Credit Suisse International
	$391,000	—	9/20/13	0.52125%	3 month USD-
					LIBOR-BBA	371

	8,335,600	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	11,662

	7,578,000	—	9/29/13	3 month USD-
				LIBOR-BBA	0.52375%	(7,739)

	14,331,800	—	10/3/20	3 month USD-
				LIBOR-BBA	2.055%	67,646

	12,987,100	—	10/3/21	2.172%	3 month USD-
					LIBOR-BBA	(72,858)

	368,000	—	8/18/41	3.3688%	3 month USD-
					LIBOR-BBA	(53,439)

	149,000	—	8/24/41	3.0775%	3 month USD-
					LIBOR-BBA	(12,416)

	9,929,800	—	8/31/13	3 month USD-
				LIBOR-BBA	0.493%	(13,019)

	32,292,900	—	8/31/13	3 month USD-
				LIBOR-BBA	0.5125%	(29,802)

	11,640,200	—	8/31/21	2.43125%	3 month USD-
					LIBOR-BBA	(377,120)

	3,208,500	—	8/31/41	3 month USD-
				LIBOR-BBA	3.264%	394,909

	372,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.944%	19,972

85

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$1,749,000	$—	9/14/13	3 month USD-
				LIBOR-BBA	0.53875%	$(972)

CHF	1,760,000	—	9/28/21	6 month CHF-
				LIBOR-BBA	1.405%	(9,772)

Deutsche Bank AG
	$825,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.95%	45,335

	2,341,000	—	9/19/14	3 month USD-
				LIBOR-BBA	0.6625%	(4,396)

	4,016,000	—	9/27/18	3 month USD-
				LIBOR-BBA	1.515%	(48,922)

	8,478,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(9,347)

	1,704,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.165%	9,099

	20,352,000	—	6/10/41	3.97%	3 month USD-
					LIBOR-BBA	(5,673,591)

	635,936	—	6/10/41	3.95%	3 month USD-
					LIBOR-BBA	(174,584)

	938,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1875%	6,876

	16,379,200	—	10/3/20	3 month USD-
				LIBOR-BBA	2.034%	48,482

	14,842,400	—	10/3/21	2.153%	3 month USD-
					LIBOR-BBA	(57,292)

	1,188,000	—	10/4/13	3 month USD-
				LIBOR-BBA	0.56125%	(391)

	25,032,800	38,094	7/18/21	3 month USD-
				LIBOR-BBA	3.04%	2,340,965

	4,235,300	2,260	7/18/14	3 month USD-
				LIBOR-BBA	0.96%	39,655

	768,000	—	7/27/41	3.95%	3 month USD-
					LIBOR-BBA	(207,191)

	55,751,500	56,322	8/1/15	1.37%	3 month USD-
					LIBOR-BBA	(953,507)

	293,748	—	8/9/41	3.55%	3 month USD-
					LIBOR-BBA	(54,105)

	15,537,700	—	8/12/16	3 month USD-
				LIBOR-BBA	1.255%	46,745

	2,938,500	—	8/12/41	3.32%	3 month USD-
					LIBOR-BBA	(397,900)

	1,979,300	—	8/15/41	3.300791%	3 month USD-
					LIBOR-BBA	(259,514)

	2,344,600	—	8/16/21	3 month USD-
				LIBOR-BBA	2.4775%	88,265

	4,887,500	—	8/16/16	3 month USD-
				LIBOR-BBA	1.24%	9,870

86

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$1,718,500	$—	8/16/21	2.435%	3 month USD-
				LIBOR-BBA	$(57,936)

223,000	—	8/16/41	3 month USD-
			LIBOR-BBA	3.36%	32,005

9,441,100	—	8/17/18	1.84%	3 month USD-
				LIBOR-BBA	(118,903)

2,688,700	—	8/22/21	3 month USD-
			LIBOR-BBA	2.218%	35,442

2,934,300	—	8/24/16	1.23%	3 month USD-
				LIBOR-BBA	(2,960)

4,924,500	—	8/24/21	2.271%	3 month USD-
				LIBOR-BBA	(88,289)

3,162,600	—	8/24/41	3 month USD-
			LIBOR-BBA	3.081%	265,851

29,136,600	—	8/30/13	3 month USD-
			LIBOR-BBA	0.5075%	(30,088)

4,486,600	—	8/30/21	2.4075%	3 month USD-
				LIBOR-BBA	(134,386)

923,000	—	8/30/41	3 month USD-
			LIBOR-BBA	3.2425%	108,645

6,775,600	—	8/31/13	3 month USD-
			LIBOR-BBA	0.4925%	(8,954)

1,953,500	—	9/12/13	3 month USD-
			LIBOR-BBA	0.5%	(2,526)

4,807,900	—	9/12/21	3 month USD-
			LIBOR-BBA	2.2125%	52,983

2,512,500	—	9/12/41	3.065%	3 month USD-
				LIBOR-BBA	(199,266)

2,255,000	—	9/14/16	1.175%	3 month USD-
				LIBOR-BBA	6,781

Goldman Sachs International
2,883,500	—	9/19/20	2.13375%	3 month USD-
				LIBOR-BBA	(35,797)

5,214,500	—	9/19/13	3 month USD-
			LIBOR-BBA	0.515%	(5,538)

987,000	—	9/19/41	3 month USD-
			LIBOR-BBA	3.05%	74,627

460,000	—	9/20/41	3.065%	3 month USD-
				LIBOR-BBA	(36,202)

6,087,400	—	9/21/13	0.5%	3 month USD-
				LIBOR-BBA	8,516

4,211,200	—	9/22/13	0.478%	3 month USD-
				LIBOR-BBA	7,745

5,693,500	—	9/23/13	3 month USD-
			LIBOR-BBA	0.4525%	(13,371)

3,164,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.50625%	(4,143)

87

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$1,798,000	$—	9/26/21	3 month USD-
			LIBOR-BBA	1.93875%	$(27,510)

5,510,687	(200,313)	9/29/41	3 month USD-
			LIBOR-BBA	3.99%	1,301,632

592,000	—	9/28/41	3 month USD-
			LIBOR-BBA	2.69625%	346

10,049,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.5125%	(12,436)

1,057,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.15125%	4,312

878,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.558%	(325)

1,653,000	—	7/1/41	3 month USD-
			LIBOR-BBA	4.02625%	476,291

5,226,000	—	7/19/21	3 month USD-
			LIBOR-BBA	3.075%	497,289

24,078,000	(10,236)	7/20/16	3 month USD-
			LIBOR-BBA	1.79%	727,052

250,000	—	7/21/41	3.935%	3 month USD-
				LIBOR-BBA	(66,777)

1,708,000	—	7/25/21	3 month USD-
			LIBOR-BBA	3.0675%	160,494

180,000	—	7/25/41	3 month USD-
			LIBOR-BBA	3.9325%	47,920

2,379,000	—	7/25/21	3 month USD-
			LIBOR-BBA	3.127%	236,651

2,032,000	—	7/26/41	3 month USD-
			LIBOR-BBA	3.93625%	542,374

950,000	—	7/28/41	3.935%	3 month USD-
				LIBOR-BBA	(253,185)

820,000	—	8/2/41	3.8725%	3 month USD-
				LIBOR-BBA	(207,354)

985,000	—	8/2/41	3.81625%	3 month USD-
				LIBOR-BBA	(237,384)

852,000	—	8/3/41	3.754%	3 month USD-
				LIBOR-BBA	(194,074)

671,000	—	8/4/41	3.718%	3 month USD-
				LIBOR-BBA	(147,668)

895,000	—	8/4/41	3.711%	3 month USD-
				LIBOR-BBA	(195,647)

840,000	—	8/4/41	3.6225%	3 month USD-
				LIBOR-BBA	(167,932)

385,000	—	8/5/41	3.593%	3 month USD-
				LIBOR-BBA	(74,534)

400,000	—	8/9/41	3.48375%	3 month USD-
				LIBOR-BBA	(68,089)

694,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.54%	126,359

88

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$781,000	$—	8/10/41	3.435%	3 month USD-
					LIBOR-BBA	$(124,842)

	18,040,000	(51,875)	8/11/21	2.55%	3 month USD-
					LIBOR-BBA	(859,296)

	233,700	—	8/15/41	3.2475%	3 month USD-
					LIBOR-BBA	(28,015)

	1,033,800	—	8/15/41	3.365%	3 month USD-
					LIBOR-BBA	(149,545)

	4,689,200	—	8/16/21	3 month USD-
				LIBOR-BBA	2.47%	173,251

	180,000	—	8/24/41	3 month USD-
				LIBOR-BBA	3.075%	14,903

	10,700,000	—	8/24/16	1.235%	3 month USD-
					LIBOR-BBA	(13,415)

	4,470,000	—	8/24/21	3 month USD-
				LIBOR-BBA	2.2625%	76,615

	7,534,000	—	8/30/13	3 month USD-
				LIBOR-BBA	0.48375%	(11,342)

	2,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(60,296)

	532,000	—	9/1/20	2.225%	3 month USD-
					LIBOR-BBA	(11,450)

	752,000	—	9/1/41	3.195%	3 month USD-
					LIBOR-BBA	(80,856)

	782,000	—	9/1/13	3 month USD-
				LIBOR-BBA	0.4975%	(984)

	693,000	—	9/6/21	2.2575%	3 month USD-
					LIBOR-BBA	(10,837)

	3,427,000	—	9/13/13	0.52125%	3 month USD-
					LIBOR-BBA	3,007

	114,000	—	9/13/41	3 month USD-
				LIBOR-BBA	3.023%	8,025

EUR	2,180,000	—	6/21/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.632%	50,071

EUR	1,300,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	1,945

KRW	7,312,000,000	—	7/11/16	4.035%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(169,222)

KRW	2,483,797,000	—	8/2/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.845%	38,815

SEK	2,050,000	—	9/9/21	2.65%	3 month SEK-
					STIBOR-SIDE	(4,409)

89

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
$8,478,000	$—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	$(9,347)

3,946,361	—	6/10/26	3.591%	3 month USD-
				LIBOR-BBA	(609,454)

2,950,000	—	7/19/21	3.074%	3 month USD-
				LIBOR-BBA	(280,441)

2,195,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.18%	14,752

930,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.203%	8,148

1,758,000	—	10/3/21	3 month USD-
			LIBOR-BBA	2.184%	11,814

3,698,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.58%	156

43,988,600	61,653	8/3/15	1.23%	3 month USD-
				LIBOR-BBA	(489,529)

734,000	—	8/8/41	3.466%	3 month USD-
				LIBOR-BBA	(122,247)

440,000	—	8/8/41	3.4275%	3 month USD-
				LIBOR-BBA	(69,706)

304,000	—	8/9/41	3.485%	3 month USD-
				LIBOR-BBA	(51,824)

5,903,000	—	8/19/13	0.4475%	3 month USD-
				LIBOR-BBA	12,186

231,000	—	8/19/41	3.299%	3 month USD-
				LIBOR-BBA	(30,126)

29,709,700	(3,182)	8/19/13	0.44%	3 month USD-
				LIBOR-BBA	62,598

30,492,900	146,241	8/19/20	2.18%	3 month USD-
				LIBOR-BBA	(425,498)

5,338,000	—	8/23/13	0.485%	3 month USD-
				LIBOR-BBA	7,331

2,206,000	—	8/23/41	3 month USD-
			LIBOR-BBA	3.088%	188,881

684,000	—	8/30/21	3 month USD-
			LIBOR-BBA	2.4225%	21,433

5,420,500	—	8/31/13	3 month USD-
			LIBOR-BBA	0.5%	(6,354)

4,498,000	—	9/2/13	0.486%	3 month USD-
				LIBOR-BBA	6,725

850,000	—	9/2/41	3 month USD-
			LIBOR-BBA	3.187%	89,891

3,383,000	—	9/14/21	3 month USD-
			LIBOR-BBA	2.124%	9,205

368,000	—	9/14/13	0.535%	3 month USD-
				LIBOR-BBA	232

3,666,000	—	9/14/21	2.1575%	3 month USD-
				LIBOR-BBA	(21,288)

90

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$260,000	$—	9/15/41	2.984%	3 month USD-
					LIBOR-BBA	$(16,126)

	800,000	—	9/19/16	3 month USD-
				LIBOR-BBA	1.231%	(461)

CAD	1,733,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	3,585

CAD	2,813,000	—	9/21/21	3 month CAD-
				BA-CDOR	2.3911%	(5,820)

CAD	686,000	—	9/27/21	3 month CAD-
				BA-CDOR	2.415%	(247)

EUR	8,750,000	—	6/13/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.74%	221,984

EUR	8,750,000	—	6/13/13	1.9865%	3 month EUR-
					EURIBOR-
					REUTERS	(213,192)

JPY	94,000,000	—	9/12/21	1.02375%	6 month JPY-
					LIBOR-BBA	(1,254)

UBS, AG
	$34,000,000	—	6/9/15	1.465%	3 month USD-
					LIBOR-BBA	(844,966)

Total						$(3,293,286)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	141,440	7/30/12	3 month	A basket (GDX)	$(410,484)
			USD-LIBOR-BBA	of common stocks

Barclays Bank PLC
	$1,402,956	1/12/40	4.50% (1 month	Synthetic MBX	(1,669)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

	2,713,764	1/12/41	5.00% (1 month	Synthetic MBX	(7,612)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	319,190	1/12/41	4.50% (1 month	Synthetic MBX	(529)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

	124,691	1/12/41	5.00% (1 month	Synthetic MBX	(350)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

91

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 cont.

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$23,053	1/12/41	4.50% (1 month	Synthetic MBX	$(38)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

	25,756	1/12/40	5.00% (1 month	Synthetic MBX	(68)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	84,423	1/12/40	5.00% (1 month	Synthetic MBX	(223)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	60,813	1/12/40	5.00% (1 month	Synthetic MBX	(161)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

	1,206,797	1/12/41	5.00% (1 month	Synthetic TRS	(25,319)
			USD-LIBOR)	Index 5.00%
				30 year Ginnie
				Mae II pools

	96,533	1/12/40	(5.00%) 1 month	Synthetic TRS	1,331
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
units	87	4/11/12	3 month	Russell 1000	11,467
			USD-LIBOR-BBA	Total Return Index
			minus 0.05%

	$1,317,050	1/12/41	5.00% (1 month	Synthetic MBX	(3,694)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

baskets	273	4/11/12	(3 month USD-	A basket	(2,645,297)
			LIBOR-BBA plus	(CGPUTQL1)
			0.10%)	of common stocks

units	6,046	4/11/12	3 month	Russell 2000	3,198,880
			USD-LIBOR-BBA	Total Return Index
			minus 0.05%

units	252	4/11/12	(3 month USD-	Russell 2000	138,183
			LIBOR-BBA)	Total Return Index

JPMorgan Chase Bank, N.A.
shares	269,208	10/20/11	(3 month USD-	iShares MSCI	(3,200,525)
			LIBOR-BBA plus	Emerging Markets
			5 bp)	Index

Total					$(2,946,108)

92

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/11

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
DJ CDX NA HY Series
17 Version 1 Index	B+	$1,669,997	$16,805,000	12/20/16	500 bp	$(364,809)

Deutsche Bank AG
Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 440,000	9/20/13	715 bp	45,641

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 690,000	9/20/13	477 bp	26,190

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 690,000	9/20/13	535 bp	36,514

Goldman Sachs International
Lighthouse
International Co,
SA, 8%, 4/30/14	Ca	—	EUR 680,000	3/20/13	680 bp	(649,432)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series
17 Version 1 Index	B+	755,747	$7,605,000	12/20/16	500 bp	(165,092)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(23,121)	EUR 1,943,000	12/20/14	(500 bp)	99,976

Total						$(971,012)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$4,808,642	$3,556,930	$—

Capital goods	6,474,833	3,604,460	27,661

Communication services	6,061,735	2,364,015	—

93

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks cont.:

Conglomerates	$1,468,263	$270,501	$—

Consumer cyclicals	13,918,776	4,525,946	489

Consumer staples	10,383,168	4,658,756	—

Energy	11,294,402	2,479,029	—

Financials	14,339,561	6,736,646	—

Health care	14,074,043	3,788,223	—

Technology	18,594,159	910,903	—

Transportation	776,369	1,146,103	—

Utilities and power	3,788,153	1,605,954	—

Total common stocks	$105,982,104	$35,647,466	$28,150

Asset-backed securities	$—	$10,668,998	$—

Commodity linked notes	—	5,539,434	—

Convertible bonds and notes	—	196,667	—

Convertible preferred stocks	—	408,146	—

Corporate bonds and notes	—	124,979,612	120,832

Foreign government bonds and notes	—	12,333,849	—

Investment companies	14,062,873	—	—

Mortgage-backed securities	—	40,203,064	—

Municipal bonds and notes	—	176,943	—

Preferred stocks	—	376,060	—

Purchased options outstanding	—	8,675,723	—

Senior loans	—	3,398,372	—

U.S. Government and agency mortgage obligations	—	134,858,851	—

U.S. treasury obligations	—	1,733,820	—

Warrants	—	138	8,376

Short-term investments	105,375,219	73,385,354	—

Totals by level	$225,420,196	$452,582,497	$157,358

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$688,356	$—

Futures contracts	4,428,709	—	—

Written options	—	(10,110,752)	—

TBA sale commitments	—	(1,085,391)	—

Interest rate swap contracts	—	(3,225,173)	—

Total return swap contracts	—	(2,946,108)	—

Credit default contracts	—	(3,373,635)	—

Totals by level	$4,428,709	$(20,052,703)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

94

Statement of assets and liabilities 9/30/11

ASSETS

Investment in securities, at value, including $13,457,009 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $541,882,986)	$560,234,257
Affiliated issuers (identified cost $117,925,794) (Notes 1 and 6)	117,925,794

Cash	137,784

Foreign currency (cost $17,044) (Note 1)	16,693

Dividends, interest and other receivables	3,682,313

Receivable for shares of the fund sold	3,515,423

Receivable for investments sold	9,428,455

Receivable for sales of delayed delivery securities (Note 1)	1,220,544

Unrealized appreciation on swap contracts (Note 1)	21,348,418

Receivable for variation margin (Note 1)	2,135,519

Unrealized appreciation on forward currency contracts (Note 1)	4,911,030

Premium paid on swap contracts (Note 1)	401,728

Total assets	724,957,958

LIABILITIES

Payable for investments purchased	6,749,001

Payable for purchases of delayed delivery securities (Note 1)	134,230,802

Payable for shares of the fund repurchased	4,075,795

Payable for compensation of Manager (Note 2)	231,090

Payable for investor servicing fees (Note 2)	69,932

Payable for custodian fees (Note 2)	130,815

Payable for Trustee compensation and expenses (Note 2)	147,464

Payable for administrative services (Note 2)	2,498

Payable for distribution fees (Note 2)	299,627

Unrealized depreciation on forward currency contracts (Note 1)	4,222,674

Written options outstanding, at value (premiums received $7,192,518) (Notes 1 and 3)	10,110,752

Premium received on swap contracts (Note 1)	2,736,238

Unrealized depreciation on swap contracts (Note 1)	28,558,824

TBA sale commitments, at value (proceeds receivable $1,091,836) (Note 1)	1,085,391

Collateral on securities loaned, at value (Note 1)	14,160,575

Collateral on certain derivative contracts, at value (Note 1)	3,907,743

Other accrued expenses	252,021

Total liabilities	210,971,242

Net assets	$513,986,716

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$543,771,425

Distributions in excess of net investment income (Note 1)	(2,704,433)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(40,437,500)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	13,357,224

Total — Representing net assets applicable to capital shares outstanding	$513,986,716

(Continued on next page)

95

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($352,757,490 divided by 39,937,995 shares)	$8.83

Offering price per class A share (100/94.25 of $8.83)*	$9.37

Net asset value and offering price per class B share ($26,067,644 divided by 2,970,936 shares)**	$8.77

Net asset value and offering price per class C share ($43,702,640 divided by 4,995,345 shares)**	$8.75

Net asset value and redemption price per class M share ($7,505,307 divided by 857,230 shares)	$8.76

Offering price per class M share (100/96.50 of $8.76)*	$9.08

Net asset value, offering price and redemption price per class R share
($3,582,388 divided by 396,542 shares)	$9.03

Net asset value, offering price and redemption price per class Y share
($80,371,247 divided by 9,075,432 shares)	$8.86

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

96

Statement of operations Year ended 9/30/11

INVESTMENT INCOME

Interest (net of foreign tax of $26,747) (including interest income of $263,943
from investments in affiliated issuers) (Note 6)	$22,267,410

Dividends (net of foreign tax of $236,985)	6,608,671

Securities lending (Note 1)	86,903

Total investment income	28,962,984

EXPENSES

Compensation of Manager (Note 2)	4,920,558

Investor servicing fees (Note 2)	1,867,057

Custodian fees (Note 2)	271,352

Trustee compensation and expenses (Note 2)	77,493

Administrative services (Note 2)	27,215

Distribution fees — Class A (Note 2)	961,353

Distribution fees — Class B (Note 2)	303,903

Distribution fees — Class C (Note 2)	458,527

Distribution fees — Class M (Note 2)	63,508

Distribution fees — Class R (Note 2)	18,660

Other	418,157

Total expenses	9,387,783

Expense reduction (Note 2)	(29,707)

Net expenses	9,358,076

Net investment income	19,604,908

Net realized gain on investments (Notes 1 and 3)	79,937,398

Net realized loss on swap contracts (Note 1)	(20,587,365)

Net realized loss on futures contracts (Note 1)	(20,193,372)

Net realized loss on foreign currency transactions (Note 1)	(7,648,532)

Net realized loss on written options (Notes 1 and 3)	(355,196)

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	559,043

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the year	(5,475,741)

Net gain on investments	26,236,235

Net increase in net assets resulting from operations	$45,841,143

The accompanying notes are an integral part of these financial statements.

97

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 9/30/11	Year ended 9/30/10

Operations:
Net investment income	$19,604,908	$33,187,345

Net realized gain on investments
and foreign currency transactions	31,152,933	131,674,991

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(4,916,698)	(52,900,794)

Net increase in net assets resulting from operations	45,841,143	111,961,542

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(13,844,909)	(19,833,612)

Class B	(899,015)	(1,696,442)

Class C	(1,296,737)	(1,981,194)

Class M	(266,043)	(455,370)

Class R	(120,858)	(156,135)

Class Y	(20,547,834)	(31,858,737)

Increase in capital from settlement payments	1,970	—

Redemption fees (Note 1)	—	2,002

Increase (decrease) from capital share transactions (Note 4)	(554,700,741)	15,468,184

Total increase (decrease) in net assets	(545,833,024)	71,450,238

NET ASSETS

Beginning of year	1,059,819,740	988,369,502

End of year (including distributions in excess of net investment income of $2,704,433 and undistributed net investment income
of $11,142,880, respectively)	$513,986,716	$1,059,819,740

The accompanying notes are an integral part of these financial statements.

98

This page left blank intentionally.

99

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

													Ratio
													of expenses
													to average	Ratio
	Net asset		Net realized									Ratio	net assets	of net investment
	value,		and unrealized	Total from	From			Non-recurring		Total return	Net assets,	of expenses	excluding	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	reimburse-	Net asset value,	at net asset	end of period	to average	interest expense	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	ments	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	(%) [c]	net assets (%)	turnover (%) [g]

Class A
September 30, 2011	$9.08	.20	(.12) [j]	.08	(.33)	(.33)	—	— [e,f]	$8.83	.84	$352,757	1.07	1.07	2.12	288
September 30, 2010	8.60	.28	.69	.97	(.49)	(.49)	— [e]	—	9.08	11.57	376,055	1.05 [d]	1.05 [d]	3.21 [d]	196
September 30, 2009	8.35	.22	.35	.57	(.32)	(.32)	— [e]	— [e,h]	8.60	7.52	359,937	1.28 [d,i]	1.17 [d]	3.00 [d]	292
September 30, 2008	9.84	.38	(1.54)	(1.16)	(.33)	(.33)	— [e]	—	8.35	(12.09)	403,932	1.15 [d]	1.15 [d]	4.06 [d]	170
September 30, 2007	9.59	.30	.25	.55	(.30)	(.30)	— [e]	—	9.84	5.76	492,125	1.15 [d]	1.15 [d]	3.09 [d]	151

Class B
September 30, 2011	$9.02	.13	(.11) [j]	.02	(.27)	(.27)	—	— [e,f]	$8.77	.09	$26,068	1.82	1.82	1.36	288
September 30, 2010	8.54	.22	.68	.90	(.42)	(.42)	— [e]	—	9.02	10.85	32,603	1.80 [d]	1.80 [d]	2.49 [d]	196
September 30, 2009	8.27	.17	.36	.53	(.26)	(.26)	— [e]	— [e,h]	8.54	7.02	37,157	2.03 [d,i]	1.92 [d]	2.24 [d]	292
September 30, 2008	9.75	.31	(1.53)	(1.22)	(.26)	(.26)	— [e]	—	8.27	(12.77)	48,764	1.90 [d]	1.90 [d]	3.31 [d]	170
September 30, 2007	9.50	.23	.24	.47	(.22)	(.22)	— [e]	—	9.75	5.00	73,813	1.90 [d]	1.90 [d]	2.36 [d]	151

Class C
September 30, 2011	$8.99	.13	(.10) [j]	.03	(.27)	(.27)	—	— [e,f]	$8.75	.22	$43,703	1.82	1.82	1.38	288
September 30, 2010	8.53	.21	.67	.88	(.42)	(.42)	— [e]	—	8.99	10.62	43,589	1.80 [d]	1.80 [d]	2.45 [d]	196
September 30, 2009	8.28	.17	.34	.51	(.26)	(.26)	— [e]	— [e,h]	8.53	6.79	40,389	2.03 [d,i]	1.92 [d]	2.25 [d]	292
September 30, 2008	9.76	.31	(1.53)	(1.22)	(.26)	(.26)	— [e]	—	8.28	(12.76)	47,692	1.90 [d]	1.90 [d]	3.31 [d]	170
September 30, 2007	9.49	.23	.26	.49	(.22)	(.22)	— [e]	—	9.76	5.21	56,647	1.90 [d]	1.90 [d]	2.34 [d]	151

Class M
September 30, 2011	$9.00	.15	(.10) [j]	.05	(.29)	(.29)	—	— [e,f]	$8.76	.43	$7,505	1.57	1.57	1.62	288
September 30, 2010	8.53	.24	.67	.91	(.44)	(.44)	— [e]	—	9.00	11.00	8,767	1.55 [d]	1.55 [d]	2.73 [d]	196
September 30, 2009	8.27	.19	.35	.54	(.28)	(.28)	— [e]	— [e,h]	8.53	7.18	8,859	1.78 [d,i]	1.67 [d]	2.55 [d]	292
September 30, 2008	9.75	.33	(1.53)	(1.20)	(.28)	(.28)	— [e]	—	8.27	(12.54)	10,452	1.65 [d]	1.65 [d]	3.55 [d]	170
September 30, 2007	9.50	.25	.25	.50	(.25)	(.25)	— [e]	—	9.75	5.27	12,409	1.65 [d]	1.65 [d]	2.59 [d]	151

Class R
September 30, 2011	$9.27	.18	(.11) [j]	.07	(.31)	(.31)	—	— [e,f]	$9.03	.68	$3,582	1.32	1.32	1.88	288
September 30, 2010	8.75	.26	.72	.98	(.46)	(.46)	— [e]	—	9.27	11.55	3,377	1.30 [d]	1.30 [d]	2.94 [d]	196
September 30, 2009	8.45	.21	.39	.60	(.30)	(.30)	— [e]	— [e,h]	8.75	7.74	2,594	1.53 [d,i]	1.42 [d]	2.71 [d]	292
September 30, 2008	9.95	.34	(1.53)	(1.19)	(.31)	(.31)	— [e]	—	8.45	(12.28)	3,127	1.40 [d]	1.40 [d]	3.66 [d]	170
September 30, 2007	9.67	.28	.27	.55	(.27)	(.27)	— [e]	—	9.95	5.77	1,251	1.40 [d]	1.40 [d]	2.84 [d]	151

Class Y
September 30, 2011	$9.10	.21	(.09) [j]	.12	(.36)	(.36)	—	— [e,f]	$8.86	1.21	$80,371.82		.82	2.26	288
September 30, 2010	8.62	.31	.68	.99	(.51)	(.51)	— [e]	—	9.10	11.85	595,429	.80 [d]	.80 [d]	3.45 [d]	196
September 30, 2009	8.34	.25	.37	.62	(.34)	(.34)	— [e]	— [e,h]	8.62	8.17	539,433	1.03 [d,i]	.92 [d]	3.29 [d]	292
September 30, 2008	9.83	.40	(1.54)	(1.14)	(.35)	(.35)	— [e]	—	8.34	(11.88)	470,161	.90 [d]	.90 [d]	4.30 [d]	170
September 30, 2007	9.57	.33	.25	.58	(.32)	(.32)	— [e]	—	9.83	6.14	463,781	.90 [d]	.90 [d]	3.34 [d]	151

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

100	101

Financial highlights (Continued)

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.05

September 30, 2008	0.01

September 30, 2007	0.01

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

g Portfolio turnover excludes dollar roll transactions.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Bear, Stearns & Co., Inc. which amounted to less than $0.01 per share outstanding as of May 31, 2009.

i Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.11% of average net assets as of September 30, 2009.

j The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

The accompanying notes are an integral part of these financial statements.

102

Notes to financial statements 9/30/11

Note 1: Significant accounting policies

Putnam Dynamic Asset Allocation Conservative Fund (the fund) (which will change its name from Putnam Asset Allocation: Conservative Portfolio effective November 30, 2011) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek total return consistent with preservation of capital. Total return is comprised of capital appreciation and income. The fund invests mainly in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments. The fund also invests, to a lesser extent, in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from October 1, 2010 through September 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager,

103

an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

104

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts ofapproximately 5,000 on futures contracts for the reporting period.

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, and to enhance the return on securities owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

105

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $177,700,000 on purchased options contracts for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $258,600,000 on forward currency contracts for the reporting period.

J) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $85,100,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,732,100,000 on interest rate swap contracts for the reporting period.

L) Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract

106

specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $68,700,000 on credit default swap contracts for the reporting period.

M) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,882,109 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

As of September 30, 2011, due to a decrease in the fund’s net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At the close of the reporting period, the fund had a net asset position of $7,104,641 and a net liability position of $17,396,230 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $15,036,986. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

107

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $13,490,755. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities. The fund received cash collateral of $14,160,575.

R) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

S) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

T) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting

108

Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At September 30, 2011, the fund had a capital loss carryover of $29,204,035 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$1,108,681	September 30, 2016

11,477,221	September 30, 2017

16,618,133	September 30, 2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending September 30, 2012 $6,206,436 of losses recognized during the period from November 1, 2010 to September 30, 2011.

U) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, the expiration of a capital loss carryover, unrealized and realized gains and losses on certain futures contracts, interest on payment-in-kind securities, realized gains and losses on passive foreign investment companies, straddle loss deferrals, income on swap contracts, amortization and accretion, interest only securities and distribution in excess. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $3,523,175 to decrease distributions in excess of net investment income and $27,256,609 to decrease paid-in-capital, with a decrease to accumulated net realized loss of $23,733,434.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$44,389,274
Unrealized depreciation	(31,912,488)

Net unrealized appreciation	12,476,786
Capital loss carryforward	(29,204,035)
Post-October loss	(6,206,436)
Cost for federal income tax purposes	$665,683,265

V) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

109

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion,
0.445%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $4,062 under the expense offset arrangements and by $25,645 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $379, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

110

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $92,398 and $2,386 from the sale of class A and class M shares, respectively, and received $16,855 and $2,229 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $6 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,795,321,194 and $2,179,839,563, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	331,733,120	$18,429,900
beginning of the reporting period

Options	USD	361,405,610	15,664,714
opened	CHF	61,480,000	67,123

Options	USD	(52,175,015)	(900,250)
exercised

Options	USD	(975,100)	(44,562)
expired

Options	USD	(475,974,676)	(25,957,284)
closed	CHF	(61,480,000)	(67,123)

Written options outstanding at the	USD	164,013,939	$7,192,518
end of the reporting period

111

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 9/30/11		Year ended 9/30/10

Class A	Shares	Amount	Shares	Amount

Shares sold	8,808,060	$81,562,405	8,445,962	$74,638,845

Shares issued in connection with
reinvestment of distributions	1,427,497	13,099,023	2,149,894	18,853,605

	10,235,557	94,661,428	10,595,856	93,492,450

Shares repurchased	(11,712,697)	(109,123,547)	(11,017,447)	(97,397,611)

Net decrease	(1,477,140)	$(14,462,119)	(421,591)	$(3,905,161)

	Year ended 9/30/11		Year ended 9/30/10

Class B	Shares	Amount	Shares	Amount

Shares sold	602,003	$5,548,500	608,032	$5,335,805

Shares issued in connection with
reinvestment of distributions	86,644	787,948	177,296	1,541,081

	688,647	6,336,448	785,328	6,876,886

Shares repurchased	(1,333,728)	(12,324,217)	(1,520,569)	(13,346,294)

Net decrease	(645,081)	$(5,987,769)	(735,241)	$(6,469,408)

	Year ended 9/30/11		Year ended 9/30/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,212,659	$11,159,143	1,029,626	$9,010,086

Shares issued in connection with
reinvestment of distributions	125,046	1,135,118	198,458	1,722,164

	1,337,705	12,294,261	1,228,084	10,732,250

Shares repurchased	(1,188,329)	(10,934,814)	(1,118,069)	(9,774,922)

Net increase	149,376	$1,359,447	110,015	$957,328

	Year ended 9/30/11		Year ended 9/30/10

Class M	Shares	Amount	Shares	Amount

Shares sold	142,112	$1,307,312	188,127	$1,648,954

Shares issued in connection with
reinvestment of distributions	28,145	255,809	49,669	431,402

	170,257	1,563,121	237,796	2,080,356

Shares repurchased	(286,972)	(2,643,266)	(302,021)	(2,640,883)

Net decrease	(116,715)	$(1,080,145)	(64,225)	$(560,527)

	Year ended 9/30/11		Year ended 9/30/10

Class R	Shares	Amount	Shares	Amount

Shares sold	178,518	$1,695,811	162,127	$1,448,117

Shares issued in connection with
reinvestment of distributions	12,669	118,710	17,482	156,135

	191,187	1,814,521	179,609	1,604,252

Shares repurchased	(159,070)	(1,507,997)	(111,529)	(998,153)

Net increase	32,117	$306,524	68,080	$606,099

112

	Year ended 9/30/11		Year ended 9/30/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	9,547,229	$88,891,972	10,160,729	$89,915,133

Shares issued in connection with
reinvestment of distributions	2,232,378	20,533,982	3,624,724	31,843,671

	11,779,607	109,425,954	13,785,453	121,758,804

Shares repurchased	(68,148,089)	(644,262,633)	(10,956,118)	(96,918,951)

Net increase (decrease)	(56,368,482)	$(534,836,679)	2,829,335	$24,839,853

At the close of the reporting period, a shareholder of record owned 6.5% of the outstanding shares of the fund.

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$231,442	Payables	$3,605,077

Foreign exchange
contracts	Receivables	4,911,030	Payables	4,222,674

Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
	appreciation /		appreciation /
Equity contracts	(depreciation)	7,252,543*	(depreciation)	7,676,430*

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
	appreciation /		appreciation /
Interest rate contracts	(depreciation)	29,143,788*	(depreciation)	31,888,988*

Total		$41,538,803		$47,393,169

*Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$4,320,001	$4,320,001

Foreign exchange
contracts	—	—	—	(7,575,030)	—	$(7,575,030)

Equity contracts	14,150	(96,359)	(12,586,522)	—	7,689,846	$(4,978,885)

Interest rate
contracts	(2,154,018)	—	(7,606,850)	—	(32,597,212)	$(42,358,080)

Total	$(2,139,868)	$(96,359)	$(20,193,372)	$(7,575,030)	$(20,587,365)	$(50,591,994)

113

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as				Forward
hedging instruments				currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(1,327,139)	$(1,327,139)

Foreign exchange
contracts	—	—	—	578,133	—	578,133

Equity contracts	—	100,183	5,629,152	—	(8,222,382)	(2,493,047)

Interest rate
contracts	727,101	—	(136,175)	—	46,996,729	47,587,655

Total	$727,101	$100,183	$5,492,977	$578,133	$37,447,208	$44,345,602

†For the reporting period, the transaction volume for warrants was minimal.

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $263,943 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $600,697,120 and $807,143,922, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $1,926 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $44 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

114

Statement of Additional Information Supplement	July 2, 2012

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam American Government Income Fund
Putnam Capital Opportunities Fund
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund
Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Risk Allocation Fund
Putnam Equity Income Fund
Putnam Global Equity Fund
Putnam Global Income Trust
The Putnam Fund for Growth and Income
Putnam Growth Opportunities Fund
Putnam Income Fund
Putnam International Equity Fund
Putnam Investors Fund
Putnam Short Duration Income Fund
Putnam Voyager Fund

1. The first paragraph of the section “DISTRIBUTION PLANS – Program Servicing Payments” is replaced with the following:

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. The amount paid for program services varies depending on the share class selected and by dealer, and may also take into account the extent to which the program services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no payments for program servicing support in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

2. The first and second paragraphs of the section “MANAGEMENT—Investor Servicing Agent” are replaced with the following:

Putnam Investor Services, Inc. (“Putnam Investor Services”), located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least December 31, 2012, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

3. The section “INVESTOR SERVICES—Exchange Privilege—Same-Fund Exchange Privilege” is replaced with the following:

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

4. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the cover page:

The financial highlights and financial statements included in the fund’s most recent semiannual report to shareholders are incorporated by reference into this SAI. The fund’s semiannual report is available, without charge, upon request by calling Putnam Investor Services at 1-800-225-1581.

5. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the end of the section “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS:”

The financial highlights and financial statements included in the fund's semiannual report identified below are incorporated by reference into this SAI.

Fund	File	Report	Filing date
	number	date

Putnam American Government Fund	811-04178	3/31/12	5/30/12

Putnam Capital Opportunities Fund	811-07237	10/31/11	12/29/11

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Balanced Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Conservative Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Growth Fund

Putnam Dynamic Risk Allocation Fund	811-07513	11/30/11	1/27/12

Putnam Growth Opportunities	811-07237	1/31/12	3/30/12

Putnam International Equity Fund	811-06190	12/31/11	2/28/12

Putnam Investors Fund	811-00159	1/31/12	3/28/12

Putnam Voyager Fund	811-01682	1/31/12	3/30/12

PUTNAM INVESTMENTS	7/12

PUTNAM ASSET ALLOCATION FUNDS
FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Agreement and Declaration of Trust, as amended January 7, 1994 – Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed on January 28, 2000.

(b) By-Laws, as amended through July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement filed on January 29, 2001.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights – Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(c)(2) Portions of By-Laws Relating to Shareholders' Rights – Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(d)(1) Management Contract with Putnam Investment Management, LLC dated January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on January 28, 2010.


(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated April 27, 2012.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008; schedule A dated April 27, 2012; schedule B dated April 27, 2012.


(e)(1) Distributor’s Contract with Putnam Retail Management Limited Partnership dated August 3, 2007 – Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed on January 28, 2008.


(e)(2) Dealer Sales Contract dated March 27, 2012.

(e)(3) Financial Institution Sales Contract dated March 27, 2012.


(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(g)(1) Amended and Restated Custodian Agreement with Putnam Fiduciary Trust Company dated February 10, 2006 – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on January 26, 2007.


(g)(2) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated September 9, 2011 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.


(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement filed on January 28, 2005.


(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated September 9, 2011; schedule B dated September 9, 2011– Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.

(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.


(h)(7) First Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on January 28, 2011.


(h)(8) Second Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.

(h)(9) Third Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(10) Fourth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(h)(11) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.

(h)(12) First Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on January 28, 2011.

(h)(13) Second Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.

(h)(14) Third Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(15) Fourth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.


(i) Opinion of Ropes & Gray LLP, including consent – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.


(j) Consent of Independent Registered Public Accounting Firm – to be filed by amendment.


(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on December 23, 1993.

(m)(1) Class A Distribution Plan and Agreement dated November 8, 1993 – Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(2) Class B Distribution Plan and Agreement dated November 8, 1993 – Incorporated by reference to the Registrant's Initial Registration Statement filed on November 12, 1993.

(m)(3) Class C Distribution Plan and Agreement dated September 1, 1994 – Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(4) Class M Distribution Plan and Agreement dated January 30, 1995 – Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on January 30, 1995.

(m)(5) Class R Distribution Plan and Agreement dated November 15, 2002 – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement filed on January 29, 2003.

(m)(6) Form of Dealer Service Agreement – Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.

(m)(7) Form of Financial Institution Service Agreement – Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on January 30, 1998.


(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended April 13, 2012.

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.

(p)(2) Putnam Investments Code of Ethics dated June 2010 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on January 28, 2011.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on January 26, 2012.


Item 29. Persons Controlled by or under Common Control with the Fund

None.

Item 30. Indemnification

The information required by this item is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7121).

Item 31. Business and Other Connections of the Investment Adviser


Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title Non-Putnam business, profession, vocation or employment

N/A


Item 32. Principal Underwriter


(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Connolly, William T.	President

Richer, Clare	Treasurer

Maher, Stephen B.	Assistant Treasurer

Skistimas, John J. Jr.	Assistant Treasurer

Burns, Robert T.*	Secretary

Clark, James F	Assistant Secretary

Steingarten, Brie A.E.	Chief Legal Officer

Jurkeiwicz, Gregg M.	Vice President

Trenchard, Mark C.**	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.
**Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant's Clerk, Judith Cohen; the Registrant's investment adviser, Putnam Investment Management, LLC (PIM); the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodians, Putnam Fiduciary Trust Company (PFTC) and State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing, and bookkeeping services) and the Registrant's transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM, PFTC and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Asset Allocation Funds is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 27th day of June, 2012.


Putnam Asset Allocation Funds

By: /s/ Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
Jameson A. Baxter*****	Chair, Board of Trustees

Robert L. Reynolds*****	President and Trustee
Jonathan S. Horwitz****	Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison
Steven D. Krichmar*****	Vice President and Principal Financial Officer

Janet C. Smith *****	Vice President, Assistant Treasurer and Principal
Accounting Officer

Ravi Akhoury*****	Trustee

Barbara M. Baumann***	Trustee

Charles B. Curtis*****	Trustee

Robert J. Darretta*****	Trustee

John A. Hill*****	Trustee

Paul L. Joskow*****	Trustee

Elizabeth T. Kennan**	Trustee

Kenneth R. Leibler*****	Trustee

Robert E. Patterson*****	Trustee

George Putnam, III*****	Trustee

W. Thomas Stephens*****	Trustee

By: /s/ Jonathan S. Horwtiz, as Attorney-in-Fact
June 27, 2012
** Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 22 to the Registrant’s
Registration Statement filed on January 26, 2012.
***Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 20 to the Registrant’s
Registration Statement filed on January 28, 2011.
**** Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 19 to the Registrant’s
Registration Statement filed on January 28, 2010.
***** Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 18 to the Registrant’s
Registration Statement filed on November 24, 2009.

EXHIBIT INDEX


(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated April 27, 2012.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008; schedule A dated April 27, 2012; schedule B dated April 27, 2012.

(e)(2) Dealer Sales Contract dated March 27, 2012.

(e)(3) Financial Institution Sales Contract dated March 27, 2012.

(g)(2) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012.

(h)(9) Third Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(10) Fourth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(h)(14) Third Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011.

(h)(15) Fourth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012.

(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended April 13, 2012.
